UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.
(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F. Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS

HARTFORD SERIES FUND, INC. 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Series Fund, Inc.

This report is prepared for the general information of contract owners and is not an offer of contracts. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent product information including the applicable sales, administrative and other charges.

American Funds Asset Allocation HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

Performance Overview   4/30/08 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	Since Inception▲
American Funds Asset Allocation HLS Fund IB	3.80%	16.33%	14.51%	7.01%
Barclays U.S. Aggregate Bond Index	3.93%	4.37%	4.85%	4.77%
S&P 500 Index	7.14%	24.61%	18.83%	8.16%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the net total annual operating expense ratio for Class IB shares was 0.86% and the gross total annual operating expense ratio for Class IB shares was 1.26%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Asset Allocation HLS Fund returned 3.80% for the six-month period ended June 30, 2014, versus the returns of 7.14% for the S&P 500 Index and 3.93% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed the 5.35% average return of the Variable Products-Underlying Funds Lipper Mixed-Asset Target Allocation Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Asset Allocation HLS Fund is directly related to the performance of the American Funds Insurance Series – Asset Allocation Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Asset Allocation Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Asset Allocation HLS Fund’s financial statements.

2

American Funds Blue Chip Income and Growth HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Performance Overview   4/30/08 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	Since Inception▲
American Funds Blue Chip Income and Growth HLS Fund IB	7.80%	25.02%	17.38%	7.26%
S&P 500 Index	7.14%	24.61%	18.83%	8.16%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the net total annual operating expense ratio for Class IB shares was 0.99% and the gross total annual operating expense ratio for Class IB shares was 1.49%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Blue Chip Income and Growth HLS Fund returned 7.80% for the six-month period ended June 30, 2014, versus the return of 7.14% for the S&P 500 Index. The Fund outperformed the 6.54% average return of the Variable Products-Underlying Funds Lipper Large-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Blue Chip Income and Growth HLS Fund is directly related to the performance of the American Funds Insurance Series – Blue Chip Income and Growth Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Blue Chip Income and Growth Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Blue Chip Income and Growth HLS Fund’s financial statements.

3

American Funds Bond HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks as high a level of current income as is consistent with the preservation of capital.

Performance Overview   4/30/08 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	Since Inception▲
American Funds Bond HLS Fund IB	3.79%	4.19%	4.87%	3.07%
Barclays U.S. Aggregate Bond Index	3.93%	4.37%	4.85%	4.77%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the net total annual operating expense ratio for Class IB shares was 0.93% and the gross total annual operating expense ratio for Class IB shares was 1.18%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Bond HLS Fund returned 3.79% for the six-month period ended June 30, 2014, versus the return of 3.93% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed the 4.05% average return of the Variable Products-Underlying Funds Lipper Intermediate Investment Grade Debt Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Bond HLS Fund is directly related to the performance of the American Funds Insurance Series – Bond Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Bond Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Bond HLS Fund’s financial statements.

4

American Funds Global Bond HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks to provide you, over the long-term, with a high level of total return consistent with prudent investment management.

Performance Overview   4/30/08 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	Since Inception▲
American Funds Global Bond HLS Fund IB	5.59%	8.03%	4.81%	4.04%
Barclays Global Aggregate Index	4.94%	7.39%	4.60%	4.00%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Barclays Global Aggregate Index represents the global investment-grade fixed-income markets.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the net total annual operating expense ratio for Class IB shares was 1.15% and the gross total annual operating expense ratio for Class IB shares was 1.65%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Global Bond HLS Fund returned 5.59% for the six-month period ended June 30, 2014, versus the return of 4.94% for the Barclays Global Aggregate Index. The Fund outperformed the 4.73% average return of the Variable Products-Underlying Funds Lipper Global Income Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Bond HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Bond Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Bond Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Bond HLS Fund’s financial statements.

5

American Funds Global Growth and Income HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks long-term growth of capital while providing current income.

Performance Overview   4/30/08 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	Since Inception▲
American Funds Global Growth and Income HLS Fund IB	6.32%	21.15%	15.22%	5.09%
MSCI All Country World Index	6.50%	23.58%	14.88%	4.72%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indices.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the net total annual operating expense ratio for Class IB shares was 1.18% and the gross total annual operating expense ratio for Class IB shares was 1.73%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Global Growth and Income HLS Fund returned 6.32% for the six-month period ended June 30, 2014, versus the return of 6.50% for the MSCI All Country World Index. The Fund outperformed the 3.87% average return of the Variable Products-Underlying Funds Lipper Global Multi-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Growth and Income HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Growth and Income Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Growth and Income Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Growth and Income HLS Fund’s financial statements.

6

American Funds Global Growth HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks long-term growth of capital.

Performance Overview   4/30/08 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	Since Inception▲
American Funds Global Growth HLS Fund IB	2.31%	22.79%	15.20%	6.55%
MSCI All Country World Index	6.50%	23.58%	14.88%	4.72%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indices.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the net total annual operating expense ratio for Class IB shares was 1.14% and the gross total annual operating expense ratio for Class IB shares was 1.89%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Global Growth HLS Fund returned 2.31% for the six-month period ended June 30, 2014, versus the return of 6.50% for the MSCI All Country World Index. The Fund underperformed the 5.08% average return of the Variable Products-Underlying Funds Lipper Global Multi-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Growth HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Growth Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Growth Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Growth HLS Fund’s financial statements.

7

American Funds Global Small Capitalization HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks long-term growth of capital.

Performance Overview   4/30/08 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	Since Inception▲
American Funds Global Small Capitalization HLS Fund IB	6.86%	25.63%	14.96%	4.32%
MSCI All Country World Small Cap Index	6.74%	26.47%	18.63%	8.53%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the net total annual operating expense ratio for Class IB shares was 1.32% and the gross total annual operating expense ratio for Class IB shares was 1.87%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Global Small Capitalization HLS Fund returned 6.86% for the six-month period ended June 30, 2014, versus the return of 6.74% for the MSCI All Country World Small Cap Index. The Fund outperformed the 4.89% average return of the Variable Products-Underlying Funds Lipper Global Small/Mid-Cap Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Small Capitalization HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Small Capitalization Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Small Capitalization Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Small Capitalization HLS Fund’s financial statements.

8

American Funds Growth HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks growth of capital.

Performance Overview   4/30/08 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	Since Inception▲
American Funds Growth HLS Fund IB	5.35%	24.25%	17.48%	6.62%
S&P 500 Index	7.14%	24.61%	18.83%	8.16%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the net total annual operating expense ratio for Class IB shares was 0.89% and the gross total annual operating expense ratio for Class IB shares was 1.39%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Growth HLS Fund returned 5.35% for the six-month period ended June 30, 2014, versus the return of 7.14% for the S&P 500 Index. The Fund outperformed the 4.58% average return of the Variable Products-Underlying Funds Lipper Large-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Growth HLS Fund is directly related to the performance of the American Funds Insurance Series – Growth Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Growth Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Growth HLS Fund’s financial statements.

9

American Funds Growth-Income HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks long-term growth of capital and income.

Performance Overview   4/30/08 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	Since Inception▲
American Funds Growth-Income HLS Fund IB	6.79%	27.42%	17.10%	7.27%
S&P 500 Index	7.14%	24.61%	18.83%	8.16%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the net total annual operating expense ratio for Class IB shares was 0.83% and the gross total annual operating expense ratio for Class IB shares was 1.28%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Growth-Income HLS Fund returned 6.79% for the six-month period ended June 30, 2014, versus the return of 7.14% for the S&P 500 Index. The Fund outperformed the 6.54% average return of the Variable Products-Underlying Funds Lipper Large-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Growth-Income HLS Fund is directly related to the performance of the American Funds Insurance Series – Growth-Income Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Growth-Income Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Growth-Income HLS Fund’s financial statements.

10

American Funds International HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks long-term growth of capital.

Performance Overview   4/30/08 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	Since Inception▲
American Funds International HLS Fund IB	3.60%	21.77%	10.94%	2.68%
MSCI All Country World ex USA Index	5.89%	22.27%	11.59%	1.89%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World ex USA Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the net total annual operating expense ratio for Class IB shares was 1.09% and the gross total annual operating expense ratio for Class IB shares was 1.69%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds International HLS Fund returned 3.60% for the six-month period ended June 30, 2014, versus the return of 5.89% for the MSCI All Country World ex USA Index. The Fund underperformed the 4.48% average return of the Variable Products-Underlying Funds Lipper International Multi-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds International HLS Fund is directly related to the performance of the American Funds Insurance Series – International Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – International Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds International HLS Fund’s financial statements.

11

American Funds New World HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks long-term capital appreciation.

Performance Overview   4/30/08 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	Since Inception▲
American Funds New World HLS Fund IB	4.69%	19.30%	11.39%	3.45%
MSCI All Country World Index	6.50%	23.58%	14.88%	4.72%
MSCI Emerging Markets Index	6.32%	14.68%	9.58%	0.73%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 44 country indices comprising 23 developed and 21 emerging market country indices.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the net total annual operating expense ratio for Class IB shares was 1.36% and the gross total annual operating expense ratio for Class IB shares was 2.21%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds New World HLS Fund returned 4.69% for the six-month period ended June 30, 2014, versus the returns of 6.50% for the MSCI All Country World Index and 6.32% for the MSCI Emerging Markets Index. The Fund underperformed the 5.90% average return of the Variable Products-Underlying Funds Lipper Emerging Markets Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds New World HLS Fund is directly related to the performance of the American Funds Insurance Series – New World Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – New World Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds New World HLS Fund’s financial statements.

12

American Funds Asset Allocation HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
2,629	American Funds Insurance Series - Asset Allocation Fund Class 1		$58,442

	Total Investment Companies
	(Cost $48,621)		$58,442

	Total Investments
	(Cost $48,621) ▲	100.0%	$58,442
	Other Assets and Liabilities	—%	(16)
	Total Net Assets	100.0%	$58,426

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $48,942 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,500
Unrealized Depreciation	—
Net Unrealized Appreciation	$9,500

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$58,442
Total	$58,442

American Funds Blue Chip Income and Growth HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
3,150	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$44,510

	Total Investment Companies
	(Cost $31,243)		$44,510

	Total Investments
	(Cost $31,243) ▲	100.0%	$44,510
	Other Assets and Liabilities	—%	(15)
	Total Net Assets	100.0%	$44,495

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $31,837 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,673
Unrealized Depreciation	—
Net Unrealized Appreciation	$12,673

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$44,510
Total	$44,510

The accompanying notes are an integral part of these financial statements.

13

American Funds Bond HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
19,968	American Funds Insurance Series - Bond Fund Class 1		$222,239

	Total Investment Companies
	(Cost $216,917)		$222,239

	Total Investments
	(Cost $216,917) ▲	100.0%	$222,239
	Other Assets and Liabilities	—%	(44)
	Total Net Assets	100.0%	$222,195

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $217,656 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,583
Unrealized Depreciation	—
Net Unrealized Appreciation	$4,583

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$222,239
Total	$222,239

American Funds Global Bond HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.1%
1,416	American Funds Insurance Series - Global Bond Fund Class 1		$17,603

	Total Investment Companies
	(Cost $17,355)		$17,603

	Total Investments
	(Cost $17,355) ▲	100.1%	$17,603
	Other Assets and Liabilities	(0.1)%	(12)
	Total Net Assets	100.0%	$17,591

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $17,366 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$237
Unrealized Depreciation	—
Net Unrealized Appreciation	$237

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$17,603
Total	$17,603

The accompanying notes are an integral part of these financial statements.

14

American Funds Global Growth and Income HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
3,923	American Funds Insurance Series - Global Growth and Income Fund Class 1		$52,131

	Total Investment Companies
	(Cost $34,350)		$52,131

	Total Investments
	(Cost $34,350) ▲	100.0%	$52,131
	Other Assets and Liabilities	—%	(18)
	Total Net Assets	100.0%	$52,113

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $36,023 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,108
Unrealized Depreciation	—
Net Unrealized Appreciation	$16,108

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$52,131
Total	$52,131

American Funds Global Growth HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.1%
817	American Funds Insurance Series - Global Growth Fund Class 1		$22,724

	Total Investment Companies
	(Cost $17,437)		$22,724

	Total Investments
	(Cost $17,437) ▲	100.1%	$22,724
	Other Assets and Liabilities	(0.1)%	(12)
	Total Net Assets	100.0%	$22,712

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $18,632 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,092
Unrealized Depreciation	—
Net Unrealized Appreciation	$4,092

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$22,724
Total	$22,724

The accompanying notes are an integral part of these financial statements.

15

American Funds Global Small Capitalization HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
2,152	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$58,993

	Total Investment Companies
	(Cost $40,570)		$58,993

	Total Investments
	(Cost $40,570) ▲	100.0%	$58,993
	Other Assets and Liabilities	—%	(22)
	Total Net Assets	100.0%	$58,971

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $42,604 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,389
Unrealized Depreciation	—
Net Unrealized Appreciation	$16,389

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$58,993
Total	$58,993

American Funds Growth HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
4,272	American Funds Insurance Series - Growth Fund Class 1		$335,833

	Total Investment Companies
	(Cost $191,013)		$335,833

	Total Investments
	(Cost $191,013) ▲	100.0%	$335,833
	Other Assets and Liabilities	—%	(73)
	Total Net Assets	100.0%	$335,760

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $200,157 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$135,676
Unrealized Depreciation	—
Net Unrealized Appreciation	$135,676

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$335,833
Total	$335,833

The accompanying notes are an integral part of these financial statements.

16

American Funds Growth-Income HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
3,667	American Funds Insurance Series - Growth-Income Fund Class 1		$189,117

	Total Investment Companies
	(Cost $113,876)		$189,117

	Total Investments
	(Cost $113,876) ▲	100.0%	$189,117
	Other Assets and Liabilities	—%	(40)
	Total Net Assets	100.0%	$189,077

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $117,746 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$71,371
Unrealized Depreciation	—
Net Unrealized Appreciation	$71,371

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$189,117
Total	$189,117

American Funds International HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
9,644	American Funds Insurance Series - International Fund Class 1		$212,468

	Total Investment Companies
	(Cost $154,875)		$212,468

	Total Investments
	(Cost $154,875) ▲	100.0%	$212,468
	Other Assets and Liabilities	—%	(58)
	Total Net Assets	100.0%	$212,410

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $160,721 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$51,747
Unrealized Depreciation	—
Net Unrealized Appreciation	$51,747

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$212,468
Total	$212,468

The accompanying notes are an integral part of these financial statements.

17

American Funds New World HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
1,395	American Funds Insurance Series - New World Fund Class 1		$33,249

	Total Investment Companies
	(Cost $30,499)		$33,249

	Total Investments
	(Cost $30,499) ▲	100.0%	$33,249
	Other Assets and Liabilities	—%	(16)
	Total Net Assets	100.0%	$33,233

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $31,044 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,205
Unrealized Depreciation	—
Net Unrealized Appreciation	$2,205

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$33,249
Total	$33,249

The accompanying notes are an integral part of these financial statements.

18

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19

Hartford Series Fund, Inc.
Statements of Assets and Liabilities
June 30, 2014 (Unaudited)
(000’s Omitted)

	American Funds Asset Allocation HLS Fund	American Funds Blue Chip Income and Growth HLS Fund	American Funds Bond HLS Fund
Assets:
Investments in underlying funds, at market value @	$58,442	$44,510	$222,239
Cash	242	150	1,361
Receivables:
Fund shares sold	—	—	—
Other assets	3	3	8
Total assets	58,687	44,663	223,608
Liabilities:
Payables:
Fund shares redeemed	242	150	1,361
Investment management fees	5	5	15
Distribution fees	2	1	8
Accrued expenses	12	12	29
Total liabilities	261	168	1,413
Net assets	$58,426	$44,495	$222,195
Summary of Net Assets:
Capital stock and paid-in-capital	$30,637	$22,789	$206,367
Undistributed net investment income	677	719	3,719
Accumulated net realized gain	17,291	7,720	6,787
Unrealized appreciation of investments	9,821	13,267	5,322
Net assets	$58,426	$44,495	$222,195
Shares authorized	200,000	200,000	200,000
Par value	$0.001	$0.001	$0.001
Class IB: Net asset value per share	$13.11	$13.27	$10.12
Shares outstanding	4,455	3,352	21,950
Net assets	$58,426	$44,495	$222,195
@ Cost of investments in underlying funds	$48,621	$31,243	$216,917

The accompanying notes are an integral part of these financial statements.

20

Hartford Series Fund, Inc.
Statements of Assets and Liabilities – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

American Funds Global Bond HLS Fund	American Funds Global Growth and Income HLS Fund	American Funds Global Growth HLS Fund	American Funds Global Small Capitalization HLS Fund	American Funds Growth HLS Fund	American Funds Growth-Income HLS Fund	American Funds International HLS Fund	American Funds New World HLS Fund

$17,603	$52,131	$22,724	$58,993	$335,833	$189,117	$212,468	$33,249
7	128	119	214	1,285	363	950	123

—	—	—	—	—	35	—	—
1	4	2	4	23	11	17	5
17,611	52,263	22,845	59,211	337,141	189,526	213,435	33,377

7	128	119	214	1,285	398	950	123
2	5	3	6	35	18	25	5
1	2	1	2	11	7	7	1
10	15	10	18	50	26	43	15
20	150	133	240	1,381	449	1,025	144
$17,591	$52,113	$22,712	$58,971	$335,760	$189,077	$212,410	$33,233

$15,962	$15,817	$8,896	$32,812	$115,748	$70,848	$127,780	$20,338
13	1,646	215	—	2,811	1,954	1,851	286
1,368	16,869	8,314	7,736	72,381	41,034	25,186	9,859
248	17,781	5,287	18,423	144,820	75,241	57,593	2,750
$17,591	$52,113	$22,712	$58,971	$335,760	$189,077	$212,410	$33,233
200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
$0.001	$0.001	$0.001	$0.001	$0.001	$0.001	$0.001	$0.001
$10.20	$11.95	$12.85	$10.12	$13.79	$14.16	$10.64	$9.60
1,725	4,362	1,767	5,828	24,349	13,357	19,954	3,463
$17,591	$52,113	$22,712	$58,971	$335,760	$189,077	$212,410	$33,233
$17,355	$34,350	$17,437	$40,570	$191,013	$113,876	$154,875	$30,499

The accompanying notes are an integral part of these financial statements.

21

Hartford Series Fund, Inc.
Statements of Operations
For the Six-Month Period Ended June 30, 2014 (Unaudited)
(000’s Omitted)

	American Funds Asset Allocation HLS Fund	American Funds Blue Chip Income and Growth HLS Fund	American Funds Bond HLS Fund
Investment Income:
Dividends from underlying funds	$170	$193	$858
Total investment income	170	193	858

Expenses:
Investment management fees	194	162	589
Transfer agent fees	1	1	1
Distribution fees - Class IB	74	54	294
Custodian fees	—	—	—
Accounting services fees	3	2	12
Board of Directors' fees	1	1	3
Audit fees	5	5	6
Other expenses	6	5	23
Total expenses (before waivers)	284	230	928
Expense waivers	(119)	(108)	(294)
Total waivers	(119)	(108)	(294)
Total expenses, net	165	122	634
Net Investment Income (Loss)	5	71	224

Net Realized Gain on Investments:
Capital gain distribution received from underlying funds	2,826	—	84
Net realized gain (loss) on investments in underlying funds	2,425	1,646	1,828
Net Realized Gain on Investments	5,251	1,646	1,912

Net Changes in Unrealized Appreciation of Investments:
Net unrealized appreciation (depreciation) of investments in underlying funds	(3,046)	1,607	6,874
Net Gain on Investments	2,205	3,253	8,786
Net Increase in Net Assets Resulting from Operations	$2,210	$3,324	$9,010

The accompanying notes are an integral part of these financial statements.

22

Hartford Series Fund, Inc.
Statements of Operations – (continued)
For the Six-Month Period Ended June 30, 2014 (Unaudited)
(000’s Omitted)

American Funds Global Bond HLS Fund	American Funds Global Growth and Income HLS Fund	American Funds Global Growth HLS Fund	American Funds Global Small Capitalization HLS Fund	American Funds Growth HLS Fund	American Funds Growth-Income HLS Fund	American Funds International HLS Fund	American Funds New World HLS Fund

$56	$268	$89	$—	$1,637	$562	$221	$54
56	268	89	—	1,637	562	221	54

64	207	114	241	1,267	670	925	181
1	1	1	1	1	1	1	1
21	65	29	75	423	239	272	41
—	—	—	—	—	—	—	—
1	3	1	3	17	10	11	2
1	1	1	1	5	3	3	1
5	5	5	5	6	6	6	5
6	8	5	11	39	20	33	7
99	290	156	337	1,758	949	1,251	238
(43)	(142)	(86)	(166)	(845)	(431)	(653)	(140)
(43)	(142)	(86)	(166)	(845)	(431)	(653)	(140)
56	148	70	171	913	518	598	98
—	120	19	(171)	724	44	(377)	(44)

149	—	2,200	257	16,428	9,217	—	3,174
(10)	2,730	1,280	3,425	22,387	12,554	11,628	648
139	2,730	3,480	3,682	38,815	21,771	11,628	3,822

787	351	(3,008)	482	(21,621)	(9,147)	(3,485)	(2,265)
926	3,081	472	4,164	17,194	12,624	8,143	1,557
$926	$3,201	$491	$3,993	$17,918	$12,668	$7,766	$1,513

The accompanying notes are an integral part of these financial statements.

23

Hartford Series Fund, Inc.
Statements of Changes in Net Assets

(000’s Omitted)

	American Funds Asset Allocation HLS Fund		American Funds Blue Chip Income and Growth HLS Fund
	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income (loss)	$5	$672	$71	$648
Net realized gain on investments	5,251	13,871	1,646	7,073
Net unrealized appreciation (depreciation) of investments	(3,046)	(131)	1,607	4,336
Net Increase (Decrease) in Net assets Resulting from Operations	2,210	14,412	3,324	12,057
Distributions to Shareholders:
From net investment income
Class IB	—	(1,042)	—	(628)
From net realized gain on investments
Class IB	—	(4,503)	—	(2,802)
Total distributions	—	(5,545)	—	(3,430)
Capital Share Transactions:
Class IB
Sold	834	24,495	1,660	12,319
Issued on reinvestment of distributions	—	5,545	—	3,430
Redeemed	(7,579)	(40,562)	(3,991)	(20,794)
Net increase (decrease) from capital share transactions	(6,745)	(10,522)	(2,331)	(5,045)
Net increase (decrease) in net assets	(4,535)	(1,655)	993	3,582
Net Assets:
Beginning of period	62,961	64,616	43,502	39,920
End of period	$58,426	$62,961	$44,495	$43,502
Undistributed (distribution in excess of) net investment income	$677	$672	$719	$648
Shares:
Class IB
Sold	66	2,034	131	1,090
Issued on reinvestment of distributions	—	475	—	307
Redeemed	(597)	(3,375)	(314)	(1,811)
Total share activity	(531)	(866)	(183)	(414)

The accompanying notes are an integral part of these financial statements.

24

Hartford Series Fund, Inc.
Statements of Changes in Net Assets – (continued)

(000’s Omitted)

American Funds Bond HLS Fund		American Funds Global Bond HLS Fund		American Funds Global Growth and Income HLS Fund		American Funds Global Growth HLS Fund
For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

$224	$3,495	$—	$(168)	$120	$1,527	$19	$196
1,912	5,712	139	1,463	2,730	16,033	3,480	6,426
6,874	(13,611)	787	(2,614)	351	(4,586)	(3,008)	199
9,010	(4,404)	926	(1,319)	3,201	12,974	491	6,821

—	(4,314)	—	(888)	—	(1,598)	—	(147)

—	(5,996)	—	(1,720)	—	(986)	—	(1,740)
—	(10,310)	—	(2,608)	—	(2,584)	—	(1,887)

7,195	90,232	903	4,223	1,212	4,966	409	4,045
—	10,310	—	2,608	—	2,584	—	1,887
(30,856)	(47,990)	(1,245)	(24,090)	(5,012)	(40,155)	(2,697)	(15,412)
(23,661)	52,552	(342)	(17,259)	(3,800)	(32,605)	(2,288)	(9,480)
(14,651)	37,838	584	(21,186)	(599)	(22,215)	(1,797)	(4,546)

236,846	199,008	17,007	38,193	52,712	74,927	24,509	29,055
$222,195	$236,846	$17,591	$17,007	$52,113	$52,712	$22,712	$24,509
$3,719	$3,495	$13	$13	$1,646	$1,526	$215	$196

729	9,050	91	409	107	481	33	356
—	1,064	—	273	—	252	—	168
(3,083)	(4,730)	(126)	(2,362)	(436)	(3,865)	(217)	(1,352)
(2,354)	5,384	(35)	(1,680)	(329)	(3,132)	(184)	(828)

The accompanying notes are an integral part of these financial statements.

25

Hartford Series Fund, Inc.
Statements of Changes in Net Assets – (continued)

(000’s Omitted)

	American Funds Global Small Capitalization HLS Fund		American Funds Growth HLS Fund
	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income (loss)	$(171)	$171	$724	$2,087
Net realized gain on investments	3,682	6,456	38,815	42,711
Net unrealized appreciation (depreciation) of investments	482	7,590	(21,621)	45,996
Net Increase in Net assets Resulting from Operations	3,993	14,217	17,918	90,794
Distributions to Shareholders:
From net investment income
Class IB	—	(560)	—	(1,685)
From net realized gain on investments
Class IB	—	(5,594)	—	(10,749)
Total distributions	—	(6,154)	—	(12,434)
Capital Share Transactions:
Class IB
Sold	1,090	11,979	5,227	31,235
Issued on reinvestment of distributions	—	6,154	—	12,434
Redeemed	(7,336)	(18,853)	(38,403)	(104,900)
Net decrease from capital share transactions	(6,246)	(720)	(33,176)	(61,231)
Net increase (decrease) in net assets	(2,253)	7,343	(15,258)	17,129
Net Assets:
Beginning of period	61,224	53,881	351,018	333,889
End of period	$58,971	$61,224	$335,760	$351,018
Undistributed (distribution in excess of) net investment income	$—	$171	$2,811	$2,087
Shares:
Class IB
Sold	112	1,336	406	2,713
Issued on reinvestment of distributions	—	707	—	1,060
Redeemed	(749)	(2,081)	(2,881)	(8,886)
Total share activity	(637)	(38)	(2,475)	(5,113)

The accompanying notes are an integral part of these financial statements.

26

Hartford Series Fund, Inc.
Statements of Changes in Net Assets – (continued)

(000’s Omitted)

American Funds Growth-Income HLS Fund		American Funds International HLS Fund		American Funds New World HLS Fund
For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

$44	$1,910	$(377)	$2,228	$(44)	$330
21,771	23,134	11,628	19,588	3,822	8,063
(9,147)	30,844	(3,485)	21,768	(2,265)	(4,486)
12,668	55,888	7,766	43,584	1,513	3,907

—	(2,338)	—	(2,543)	—	(325)

—	(2,361)	—	(4,233)	—	(4,907)
—	(4,699)	—	(6,776)	—	(5,232)

2,089	27,350	1,094	19,705	726	5,406
—	4,699	—	6,776	—	5,232
(23,369)	(68,769)	(22,850)	(62,187)	(3,310)	(26,706)
(21,280)	(36,720)	(21,756)	(35,706)	(2,584)	(16,068)
(8,612)	14,469	(13,990)	1,102	(1,071)	(17,393)

197,689	183,220	226,400	225,298	34,304	51,697
$189,077	$197,689	$212,410	$226,400	$33,233	$34,304
$1,954	$1,910	$1,851	$2,228	$286	$330

156	2,387	108	2,147	81	591
—	397	—	733	—	610
(1,712)	(5,833)	(2,196)	(6,641)	(360)	(2,923)
(1,556)	(3,049)	(2,088)	(3,761)	(279)	(1,722)

The accompanying notes are an integral part of these financial statements.

27

Hartford Series Fund, Inc.
Notes to Financial Statements
June 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

Hartford Series Fund, Inc. (the “Company”) is an open-end management investment company comprised of twenty-eight portfolios, eleven portfolios of which are included in these financial statements (each a “Fund” or together the “Funds”). The Funds serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates.

These eleven portfolios of the Company are American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund and American Funds New World HLS Fund.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). Each Fund is organized as a diversified open-end management investment company, except for American Funds Global Bond HLS Fund, which is non-diversified.

Each Fund operates in the manner of a fund of funds, investing in shares of underlying mutual funds (the “Underlying Funds”). Each Underlying Fund is offered by American Funds Insurance Series, and is a registered open-end investment company. The Funds and their related Underlying Funds are listed below:

Fund	Underlying Fund
American Funds Asset Allocation HLS Fund	Asset Allocation Fund Class 1
American Funds Blue Chip Income and Growth HLS Fund	Blue Chip Income and Growth Fund Class 1
American Funds Bond HLS Fund	Bond Fund Class 1
American Funds Global Bond HLS Fund	Global Bond Fund Class 1
American Funds Global Growth and Income HLS Fund	Global Growth and Income Fund Class 1
American Funds Global Growth HLS Fund	Global Growth Fund Class 1
American Funds Global Small Capitalization HLS Fund	Global Small Capitalization Fund Class 1
American Funds Growth HLS Fund	Growth Fund Class 1
American Funds Growth-Income HLS Fund	Growth-Income Fund Class 1
American Funds International HLS Fund	International Fund Class 1
American Funds New World HLS Fund	New World Fund Class 1

The Underlying Funds’ accounting policies are outlined in the Underlying Funds’ shareholder report, which accompanies this report.

Class IB shares of the Funds are offered at the per share net asset value (“NAV”) without a sales charge and are subject to distribution fees charged pursuant to a Distribution and Service Plan. The Distribution and Service Plan has been adopted in accordance with Rule 12b-1 under the 1940 Act.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Funds in the preparation of their financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of the Funds’ shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”).

28

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation – Investments in the Underlying Funds are valued at the respective NAV of each Underlying Fund as determined as of the NYSE Close on the Valuation Date. Valuation of investments held by the Underlying Funds is discussed in Notes to Financial Statements of the Underlying Funds, which are included in the Underlying Funds’ shareholder report, accompanying this report.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary which follows the Schedule of Investments for each Fund.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period. During the six-month period ended June 30, 2014, there were no transfers between different hierarchy levels.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Realized gains and losses are determined on the basis of identified cost.

Income and capital gain distributions from the Underlying Funds are accrued on the ex-dividend date.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Funds’ shares are executed in accordance with the investment instructions of the contract holders. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined for each Fund by dividing the Fund’s net assets by the number of shares outstanding. Orders for the purchase of the Funds’ shares received by an insurance company prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Funds. The policy of all the Funds is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

29

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments and short-term capital gain adjustments. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds’ capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Principal Risks:

The Funds are exposed to the risks of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to each Underlying Fund. The market values of the Underlying Funds may decline due to general market conditions which are not specifically related to a particular fund, such as real or perceived adverse economic conditions or adverse investor sentiment generally.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Funds intend to continue to qualify as Regulated Investment Companies (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders and otherwise complying with the requirements of the IRC. The Funds have distributed substantially all of their income and capital gains in the prior year and each Fund intends to distribute substantially all of its income and gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments and short-term capital gain adjustments. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the net investment income (loss) or net realized gains (losses) were recorded by a Fund.

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Funds for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013			For the Year Ended December 31, 2012
	Ordinary Income	Long- Term Capital Gains(a)	Tax return of capital	Ordinary Income	Long- Term Capital Gains(a)	Tax return of capital
American Funds Asset Allocation HLS Fund	$1,042	$4,503	$—	$1,026	$140	$—
American Funds Blue Chip Income and Growth HLS Fund	628	2,802	—	467	266	—
American Funds Bond HLS Fund	4,314	5,996	—	5,360	4,400	—
American Funds Global Bond HLS Fund	888	1,720	—	1,092	825	—
American Funds Global Growth and Income HLS Fund	1,598	986	—	1,976	—	—
American Funds Global Growth HLS Fund	147	1,740	—	313	324	—
American Funds Global Small Capitalization HLS Fund	560	5,594	—	648	4,957	—
American Funds Growth HLS Fund	1,685	10,749	—	1,117	975	—
American Funds Growth-Income HLS Fund	2,338	2,361	—	2,243	—	—
American Funds International HLS Fund	2,543	4,233	—	3,474	—	—
American Funds New World HLS Fund	325	4,907	—	835	2,795	—

(a)	The Funds designate these distributions as long-term capital dividends per IRC code Sec. 852(b) (3) (C).

30

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

As of December 31, 2013, the components of distributable earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)@	Total Accumulated Earnings (Deficit)
American Funds Asset Allocation HLS Fund	$672	$12,361	$–	$12,546	$25,579
American Funds Blue Chip Income and Growth HLS Fund	648	6,668	–	11,066	18,382
American Funds Bond HLS Fund	3,495	5,614	–	(2,291)	6,818
American Funds Global Bond HLS Fund	13	1,240	–	(550)	703
American Funds Global Growth and Income HLS Fund	1,526	15,812	–	15,757	33,095
American Funds Global Growth HLS Fund	196	6,029	–	7,100	13,325
American Funds Global Small Capitalization HLS Fund	171	6,088	–	15,907	22,166
American Funds Growth HLS Fund	2,087	42,710	–	157,297	202,094
American Funds Growth-Income HLS Fund	1,910	23,133	–	80,518	105,561
American Funds International HLS Fund	2,228	19,404	–	55,232	76,864
American Funds New World HLS Fund	330	6,582	–	4,470	11,382

@	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses.

Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for items such as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of a Fund’s distributable income may be shown in the accompanying Statement of Assets and Liabilities as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

	Net Investment Income (Loss)	Net Realized Gain (Loss)	Paid-in- Capital
American Funds Global Bond HLS Fund	$182	$(182)	$–

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Funds had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2013.

Accounting for Uncertainty in Income Taxes – The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Funds do not have an examination in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules have no effect on the Funds’ financial positions or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end December 31, 2013. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

31

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Expenses:

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Funds pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for each Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Funds.

The schedule below reflects the rates of compensation as a percentage of each Fund’s average daily net assets paid to the investment manager for investment management services rendered during the year ended December 31, 2013. The rates are accrued daily and paid monthly:

Fund	Annual Rate*
American Funds Asset Allocation HLS Fund	0.65%
American Funds Blue Chip Income and Growth HLS Fund	0.75%
American Funds Bond HLS Fund	0.50%
American Funds Global Bond HLS Fund	0.75%
American Funds Global Growth and Income HLS Fund	0.80%
American Funds Global Growth HLS Fund	1.00%
American Funds Global Small Capitalization HLS Fund	0.80%
American Funds Growth HLS Fund	0.75%
American Funds Growth-Income HLS Fund	0.70%
American Funds International HLS Fund	0.85%
American Funds New World HLS Fund	1.10%

*	The investment manager has entered into an agreement under which it will waive a portion of its investment management fee with respect to each Fund for as long as that Fund is invested in its corresponding Underlying Fund. The net investment management fee under the agreement with the investment manager, after giving effect to the waiver, is 0.25% of the average daily net assets for each Fund.

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Funds, HFMC provides accounting services to the Funds and receives monthly compensation of 0.01% of each Fund’s average daily net assets. These fees are accrued daily and paid monthly.

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund.

Distribution Plan for Class IB shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, serves as the Funds’ principal underwriter and distributor. The Company, on behalf of the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of each Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

32

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Investment Transactions:

For the six-month period ended June 30, 2014, aggregate purchases and sales of investments in Underlying Funds (excluding short-term investments) were as follows:

	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
American Funds Asset Allocation HLS Fund	$3,674	$7,592
American Funds Blue Chip Income and Growth HLS Fund	1,651	3,915
American Funds Bond HLS Fund	7,730	31,088
American Funds Global Bond HLS Fund	1,051	1,246
American Funds Global Growth and Income HLS Fund	1,272	4,953
American Funds Global Growth HLS Fund	2,648	2,720
American Funds Global Small Capitalization HLS Fund	1,131	7,292
American Funds Growth HLS Fund	22,708	38,725
American Funds Growth-Income HLS Fund	11,151	23,171
American Funds International HLS Fund	1,113	23,236
American Funds New World HLS Fund	3,900	3,355

Line of Credit:

The Funds, along with several other Hartford Funds, participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Funds did not have any borrowings under this facility.

Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford

33

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

Subsequent Event:

At a meeting held on May 6, 2014, the Board of Directors of Hartford Series Fund, Inc. approved on behalf of each Fund, the reorganization of each Fund with and into a corresponding series of HIMCO Variable Insurance Trust (each an “Acquiring Fund”) (the “Reorganization”). Each Acquiring Fund is a newly organized series of HIMCO Variable Insurance Trust.

The Board of Directors of Hartford Series Fund, Inc. has called for a special meeting of shareholders of the Funds to be held in September 2014, for the purpose of seeking approval of the Agreement and Plan of Reorganization (the “Reorganization Agreement”) by the shareholders of each Fund. If approved, each Reorganization is expected to occur in October 2014.

34

Hartford Series Fund, Inc.
Financial Highlights

	~ Selected Per-Share Data(A) ~										~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Un- realized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Invest- ment Income	Distribu- tions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets(C)

American Funds Asset Allocation HLS Fund
For the Six-Month Period Ended June 30, 2014 (Unaudited)
IB	$12.63	$–	$0.48	$0.48	$–	$–	$–	$13.11	3.80	%(D)	$58,426	0.96	%(E)	0.56	%(E)	0.02	%(E)

For the Year Ended December 31, 2013
IB	11.04	0.12	2.39	2.51	(0.17)	(0.75)	(0.92)	12.63	23.40		62,961	0.95		0.55		0.97

For the Year Ended December 31, 2012(F)
IB	9.70	0.19	1.34	1.53	(0.17)	(0.02)	(0.19)	11.04	15.80		64,616	0.95		0.55		1.56

For the Year Ended December 31, 2011(F)
IB	9.74	0.14	(0.05)	0.09	(0.13)	–	(0.13)	9.70	1.02		64,356	0.95		0.55		1.61

For the Year Ended December 31, 2010(F)
IB	8.85	0.14	0.91	1.05	(0.16)	–	(0.16)	9.74	12.13		58,326	0.95		0.55		1.73

For the Year Ended December 31, 2009
IB	7.31	0.18	1.53	1.71	(0.14)	(0.03)	(0.17)	8.85	23.59		48,568	0.95		0.55		2.33

American Funds Blue Chip Income and Growth HLS Fund
For the Six-Month Period Ended June 30, 2014 (Unaudited)
IB	12.31	0.02	0.94	0.96	–	–	–	13.27	7.80	(D)	44,495	1.07	(E)	0.57	(E)	0.33	(E)

For the Year Ended December 31, 2013
IB	10.11	0.17	3.02	3.19	(0.18)	(0.81)	(0.99)	12.31	32.55		43,502	1.07		0.57		1.51

For the Year Ended December 31, 2012(F)
IB	9.07	0.15	1.07	1.22	(0.12)	(0.06)	(0.18)	10.11	13.53		39,920	1.07		0.57		1.67

For the Year Ended December 31, 2011(F)
IB	9.18	0.13	(0.24)	(0.11)	–	–	–	9.07	(1.19)		32,425	1.07		0.57		1.44

For the Year Ended December 31, 2010(F)
IB	8.44	0.12	0.86	0.98	(0.24)	–	(0.24)	9.18	11.98		34,030	1.07		0.57		1.48

For the Year Ended December 31, 2009
IB	6.74	0.15	1.68	1.83	(0.09)	(0.04)	(0.13)	8.44	27.46		29,030	1.07		0.57		2.06

American Funds Bond HLS Fund
For the Six-Month Period Ended June 30, 2014 (Unaudited)
IB	9.75	0.01	0.36	0.37	–	–	–	10.12	3.79	(D)	222,195	0.79	(E)	0.54	(E)	0.19	(E)

For the Year Ended December 31, 2013
IB	10.52	0.17	(0.42)	(0.25)	(0.22)	(0.30)	(0.52)	9.75	(2.37)		236,846	0.79		0.54		1.67

For the Year Ended December 31, 2012(F)
IB	10.52	0.23	0.29	0.52	(0.29)	(0.23)	(0.52)	10.52	5.01		199,008	0.79		0.54		2.13

For the Year Ended December 31, 2011(F)
IB	10.21	0.29	0.30	0.59	(0.28)	–	(0.28)	10.52	5.84		198,203	0.79		0.54		2.57

For the Year Ended December 31, 2010(F)
IB	9.84	0.26	0.35	0.61	(0.24)	–	(0.24)	10.21	6.15		206,360	0.80		0.55		2.75

For the Year Ended December 31, 2009
IB	8.98	0.35	0.74	1.09	(0.23)	–	(0.23)	9.84	12.23		181,550	0.78		0.53		3.75

See Portfolio Turnover information at the conclusion of Financial Highlights.

35

Hartford Series Fund, Inc.
Financial Highlights – (continued)

	~ Selected Per-Share Data(A) ~										~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Un- realized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Invest- ment Income	Distribu- tions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets(C)

American Funds Global Bond HLS Fund
For the Six-Month Period Ended June 30, 2014 (Unaudited)
IB	$9.66	$–	$0.54	$0.54	$–	$–	$–	$10.20	5.59	%(D)	$17,591	1.15	%(E)	0.65	%(E)	0.02	%(E)

For the Year Ended December 31, 2013
IB	11.10	(0.06)	(0.29)	(0.35)	(0.37)	(0.72)	(1.09)	9.66	(3.03)		17,007	1.09		0.59		(0.59)

For the Year Ended December 31, 2012(F)
IB	11.02	0.24	0.38	0.62	(0.31)	(0.23)	(0.54)	11.10	5.83		38,193	1.07		0.57		1.69

For the Year Ended December 31, 2011(F)
IB	10.86	0.23	0.24	0.47	(0.23)	(0.08)	(0.31)	11.02	4.28		44,352	1.06		0.56		2.56

For the Year Ended December 31, 2010(F)
IB	10.47	0.27	0.24	0.51	(0.11)	(0.01)	(0.12)	10.86	4.85		38,654	1.07		0.57		2.49

For the Year Ended December 31, 2009
IB	9.85	0.13	0.79	0.92	(0.30)	–	(0.30)	10.47	9.43		38,533	1.06		0.56		1.29

American Funds Global Growth and Income HLS Fund
For the Six-Month Period Ended June 30, 2014 (Unaudited)
IB	11.24	0.03	0.68	0.71	–	–	–	11.95	6.32	(D)	52,113	1.12	(E)	0.57	(E)	0.47	(E)

For the Year Ended December 31, 2013
IB	9.58	0.24	1.84	2.08	(0.26)	(0.16)	(0.42)	11.24	22.16		52,712	1.11		0.56		2.28

For the Year Ended December 31, 2012(F)
IB	8.38	0.23	1.20	1.43	(0.23)	–	(0.23)	9.58	17.30		74,927	1.10		0.55		2.05

For the Year Ended December 31, 2011(F)
IB	9.06	0.22	(0.70)	(0.48)	(0.20)	–	(0.20)	8.38	(5.19)		78,639	1.09		0.54		2.30

For the Year Ended December 31, 2010(F)
IB	8.30	0.20	0.72	0.92	(0.16)	–	(0.16)	9.06	11.41		91,254	1.10		0.55		2.25

For the Year Ended December 31, 2009
IB	6.06	0.16	2.21	2.37	(0.13)	–	(0.13)	8.30	39.37		88,762	1.09		0.54		2.39

American Funds Global Growth HLS Fund
For the Six-Month Period Ended June 30, 2014 (Unaudited)
IB	12.56	0.01	0.28	0.29	–	–	–	12.85	2.31	(D)	22,712	1.36	(E)	0.61	(E)	0.18	(E)

For the Year Ended December 31, 2013
IB	10.45	0.08	2.83	2.91	(0.06)	(0.74)	(0.80)	12.56	28.77		24,509	1.34		0.59		0.71

For the Year Ended December 31, 2012(F)
IB	8.74	0.06	1.86	1.92	(0.10)	(0.11)	(0.21)	10.45	22.19		29,055	1.33		0.58		0.48

For the Year Ended December 31, 2011(F)
IB	9.74	0.10	(0.99)	(0.89)	(0.11)	–	(0.11)	8.74	(9.18)		29,319	1.32		0.57		0.95

For the Year Ended December 31, 2010(F)
IB	8.83	0.10	0.89	0.99	(0.08)	–	(0.08)	9.74	11.41		34,245	1.32		0.57		1.17

For the Year Ended December 31, 2009
IB	6.40	0.09	2.57	2.66	(0.12)	(0.11)	(0.23)	8.83	41.78		30,457	1.32		0.57		1.24

See Portfolio Turnover information at the conclusion of Financial Highlights.

36

Hartford Series Fund, Inc.
Financial Highlights – (continued)

	~ Selected Per-Share Data(A) ~										~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Un- realized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Invest- ment Income	Distribu- tions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets(C)

American Funds Global Small Capitalization HLS Fund
For the Six-Month Period Ended June 30, 2014 (Unaudited)
IB	$9.47	$(0.03)	$0.68	$0.65	$–	$–	$–	$10.12	6.86	%(D)	$58,971	1.12	%(E)	0.57	%(E)	(0.57	)%(E)

For the Year Ended December 31, 2013
IB	8.29	0.03	2.18	2.21	(0.09)	(0.94)	(1.03)	9.47	27.89		61,224	1.13		0.58		0.30

For the Year Ended December 31, 2012(F)
IB	7.83	0.10	1.23	1.33	(0.10)	(0.77)	(0.87)	8.29	17.85		53,881	1.11		0.56		0.99

For the Year Ended December 31, 2011(F)
IB	9.92	0.10	(2.01)	(1.91)	(0.13)	(0.05)	(0.18)	7.83	(19.40)		55,658	1.11		0.56		0.98

For the Year Ended December 31, 2010(F)
IB	8.13	0.11	1.68	1.79	–	–	–	9.92	22.06		74,999	1.12		0.57		1.35

For the Year Ended December 31, 2009
IB	5.10	–	3.08	3.08	–	(0.05)	(0.05)	8.13	60.77		61,519	1.10		0.55		0.02

American Funds Growth HLS Fund
For the Six-Month Period Ended June 30, 2014 (Unaudited)
IB	13.09	0.03	0.67	0.70	–	–	–	13.79	5.35	(D)	335,760	1.04	(E)	0.54	(E)	0.43	(E)

For the Year Ended December 31, 2013
IB	10.45	0.07	3.00	3.07	(0.06)	(0.37)	(0.43)	13.09	29.78		351,018	1.04		0.54		0.60

For the Year Ended December 31, 2012(F)
IB	8.95	0.05	1.51	1.56	(0.03)	(0.03)	(0.06)	10.45	17.56		333,889	1.04		0.54		0.50

For the Year Ended December 31, 2011(F)
IB	9.38	0.03	(0.46)	(0.43)	–	–	–	8.95	(4.57)		317,968	1.04		0.54		0.33

For the Year Ended December 31, 2010(F)
IB	7.96	0.04	1.42	1.46	(0.04)	–	(0.04)	9.38	18.36		356,162	1.05		0.55		0.43

For the Year Ended December 31, 2009
IB	5.81	0.03	2.22	2.25	(0.03)	(0.07)	(0.10)	7.96	39.02		296,659	1.03		0.53		0.47

American Funds Growth-Income HLS Fund
For the Six-Month Period Ended June 30, 2014 (Unaudited)
IB	13.26	–	0.90	0.90	–	–	–	14.16	6.79	(D)	189,077	0.99	(E)	0.54	(E)	0.05	(E)

For the Year Ended December 31, 2013
IB	10.20	0.11	3.23	3.34	(0.14)	(0.14)	(0.28)	13.26	33.14		197,689	0.99		0.54		0.97

For the Year Ended December 31, 2012(F)
IB	8.81	0.13	1.38	1.51	(0.12)	–	(0.12)	10.20	17.16		183,220	0.99		0.54		1.29

For the Year Ended December 31, 2011(F)
IB	9.00	0.12	(0.31)	(0.19)	–	–	–	8.81	(2.12)		170,059	0.98		0.53		1.26

For the Year Ended December 31, 2010(F)
IB	8.20	0.10	0.81	0.91	(0.11)	–	(0.11)	9.00	11.11		185,836	0.99		0.54		1.19

For the Year Ended December 31, 2009
IB	6.39	0.11	1.86	1.97	(0.11)	(0.05)	(0.16)	8.20	30.85		168,690	0.98		0.53		1.56

See Portfolio Turnover information at the conclusion of Financial Highlights.

37

Hartford Series Fund, Inc.
Financial Highlights – (continued)

	~ Selected Per-Share Data(A) ~										~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Un- realized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Invest- ment Income	Distribu- tions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets(C)

American Funds International HLS Fund
For the Six-Month Period Ended June 30, 2014 (Unaudited)
IB	$10.27	$(0.02)	$0.39	$0.37	$–	$–	$–	$10.64	3.60	%(D)	$212,410	1.15	%(E)	0.55	%(E)	(0.35	)%(E)

For the Year Ended December 31, 2013
IB	8.73	0.09	1.74	1.83	(0.11)	(0.18)	(0.29)	10.27	21.23		226,400	1.15		0.55		0.99

For the Year Ended December 31, 2012(F)
IB	7.54	0.10	1.22	1.32	(0.13)	–	(0.13)	8.73	17.58		225,298	1.14		0.54		1.15

For the Year Ended December 31, 2011(F)
IB	8.96	0.13	(1.40)	(1.27)	(0.15)	–	(0.15)	7.54	(14.23)		208,399	1.14		0.54		1.52

For the Year Ended December 31, 2010(F)
IB	8.50	0.13	0.44	0.57	(0.08)	(0.03)	(0.11)	8.96	6.92		235,702	1.16		0.56		1.78

For the Year Ended December 31, 2009
IB	6.09	0.11	2.48	2.59	(0.11)	(0.07)	(0.18)	8.50	42.75		197,258	1.13		0.53		1.53

American Funds New World HLS Fund
For the Six-Month Period Ended June 30, 2014 (Unaudited)
IB	9.17	(0.01)	0.44	0.43	–	–	–	9.60	4.69	(D)	33,233	1.45	(E)	0.60	(E)	(0.27	)(E)

For the Year Ended December 31, 2013
IB	9.46	0.07	0.89	0.96	(0.08)	(1.17)	(1.25)	9.17	11.06		34,304	1.43		0.58		0.77

For the Year Ended December 31, 2012(F)
IB	8.66	0.07	1.38	1.45	(0.15)	(0.50)	(0.65)	9.46	17.47		51,697	1.41		0.56		0.61

For the Year Ended December 31, 2011(F)
IB	10.24	0.15	(1.60)	(1.45)	(0.13)	–	(0.13)	8.66	(14.23)		52,569	1.41		0.56		1.33

For the Year Ended December 31, 2010(F)
IB	8.80	0.11	1.42	1.53	(0.09)	–	(0.09)	10.24	17.54		72,257	1.42		0.57		1.30

For the Year Ended December 31, 2009
IB	6.00	0.10	2.84	2.94	(0.08)	(0.06)	(0.14)	8.80	49.14		58,578	1.40		0.55		1.44

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not include expenses of the Underlying Funds.
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.

See Portfolio Turnover information at the conclusion of Financial Highlights.

38

Hartford Series Fund, Inc.
Financial Highlights – (continued)

	Portfolio Turnover Rate
	For the Six-Month Period Ended June 30, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009

American Funds Asset Allocation HLS Fund	6%	29%	14%	9%	11%	8%
American Funds Blue Chip Income and Growth HLS Fund	4	16	23	14	11	6
American Funds Bond HLS Fund	3	15	15	15	13	2
American Funds Global Bond HLS Fund	6	10	8	16	17	5
American Funds Global Growth and Income HLS Fund	2	4	5	5	8	3
American Funds Global Growth HLS Fund	11	7	4	11	11	12
American Funds Global Small Capitalization HLS Fund	2	11	4	11	16	10
American Funds Growth HLS Fund	7	3	4	5	7	3
American Funds Growth-Income HLS Fund	6	6	9	5	8	1
American Funds International HLS Fund	1	4	7	9	7	7
American Funds New World HLS Fund	10	6	8	9	12	8

39

Hartford Series Fund, Inc.
Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Funds pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Funds. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Funds' Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statements of Operations herein. The Funds pay to The Hartford a portion of the Chief Compliance Officer’s compensation, but do not pay salaries or compensation to any of their other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of

40

Hartford Series Fund, Inc.
Directors and Officers (Unaudited) – (continued)

MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

41

Hartford Series Fund, Inc.
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

42

Hartford Series Fund, Inc.
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio*	Days in the current 1/2 year	Days in the full year
American Funds Asset Allocation HLS Fund
Class IB	$1,000.00	$1,038.00	$2.83	$1,000.00	$1,022.02	$2.81	0.56%	181	365
American Funds Blue Chip Income and Growth HLS Fund
Class IB	$1,000.00	$1,078.00	$2.94	$1,000.00	$1,021.97	$2.86	0.57%	181	365
American Funds Bond HLS Fund
Class IB	$1,000.00	$1,037.90	$2.73	$1,000.00	$1,022.12	$2.71	0.54%	181	365
American Funds Global Bond HLS Fund
Class IB	$1,000.00	$1,055.90	$3.31	$1,000.00	$1,021.57	$3.26	0.65%	181	365
American Funds Global Growth and Income HLS Fund
Class IB	$1,000.00	$1,063.20	$2.92	$1,000.00	$1,021.97	$2.86	0.57%	181	365
American Funds Global Growth HLS Fund
Class IB	$1,000.00	$1,023.10	$3.06	$1,000.00	$1,021.77	$3.06	0.61%	181	365
American Funds Global Small Capitalization HLS Fund
Class IB	$1,000.00	$1,068.60	$2.92	$1,000.00	$1,021.97	$2.86	0.57%	181	365
American Funds Growth HLS Fund
Class IB	$1,000.00	$1,053.50	$2.75	$1,000.00	$1,022.12	$2.71	0.54%	181	365
American Funds Growth-Income HLS Fund
Class IB	$1,000.00	$1,067.90	$2.77	$1,000.00	$1,022.12	$2.71	0.54%	181	365
American Funds International HLS Fund
Class IB	$1,000.00	$1,036.00	$2.78	$1,000.00	$1,022.07	$2.76	0.55%	181	365
American Funds New World HLS Fund
Class IB	$1,000.00	$1,046.90	$3.05	$1,000.00	$1,021.82	$3.01	0.60%	181	365

43

Hartford Series Fund, Inc.
Main Risks (Unaudited)

The main risks of investing in the Funds are described below. Each Fund is exposed to these risks through its investment in the corresponding Underlying Fund.

American Funds Asset Allocation HLS Fund 1,2,3,4,6,7,8,9,10,11,12

American Funds Blue Chip Income and Growth HLS Fund 4,6,7,9,11,12

American Funds Bond HLS Fund 2,3,6,8,9,10,11,12,13,16,17,18

American Funds Global Bond HLS Fund 2,3,5,6,8,9,10,11,12,14

American Funds Global Growth and Income HLS Fund 4,5,6,7,9,11,12

American Funds Global Growth HLS Fund 5,6,7,9,11,12

American Funds Global Small Capitalization HLS Fund 5,6,7,9,11,12,15

American Funds Growth HLS Fund 6,7,9,11,12

American Funds Growth-Income HLS Fund 4,6,7,9,11,12

American Funds International HLS Fund 5,6,7,9,11,12

American Funds New World HLS Fund 2,3,5,6,7,8,9,10,11,12,15

1.	Asset Allocation Risk - The risk that if the strategy of the Underlying Fund’s investment adviser for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

2.	Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

3.	Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

4.	Dividend Paying Security Investment Risk - Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

5.	Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

6.	Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

7.	Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Underlying Fund’s investment adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Underlying Fund is out of favor, the Underlying Fund may underperform other equity funds that use different investing styles.

8.	Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising

44

Hartford Series Fund, Inc.
Main Risks (Unaudited) - (continued)

inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value.

9.	Investment Strategy Risk - The investment strategy of the Underlying Fund’s investment adviser will influence performance significantly. If the investment strategy of the Underlying Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Underlying Fund’s investment objective will be achieved.

10.	Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

11.	Master-Feeder Structure Risk - Because it invests in the Underlying Fund, the Fund is also subject to risks related to the master-feeder structure. Other “feeder” funds may also invest in an Underlying Fund. As shareholders of an Underlying Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Underlying Fund. Feeder funds with a greater pro rata ownership in an Underlying Fund could have effective voting control of the operations of the Underlying Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of an Underlying Fund borne by the remaining feeder fund shareholders, including the applicable fund.

12.	Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

13.	Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

14.	Non-Diversification Risk - The Underlying Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a “diversified” fund. Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified Fund.

15.	Small Cap Stock Risk – Small capitalization stocks may be more risky than stocks of larger companies. Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:
•	less certain growth prospects
•	lower degree of liquidity in the markets for such stocks
•	thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time
•	limited product lines, markets or financial resources
•	dependence on a few key management personnel
•	increased susceptibility to losses and bankruptcy increased transaction costs

45

Hartford Series Fund, Inc.
Main Risks (Unaudited) - (continued)

16.	U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet its payment obligations.

17.	Dollar Rolls Risk – Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.

18.	To Be Announced (TBA) Securities Risk – TBA securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

46

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

c/o Hartford Life and Annuity Insurance Company
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

AFHLSSAR-14 8-14 113558-3 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD BALANCED HLS FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Balanced HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Balanced HLS Fund inception 03/31/1983
(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks long-term total return.

Performance Overview 6/30/04 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	10 Years
Balanced IA	5.93%	17.02%	14.32%	6.63%
Balanced IB	5.78%	16.70%	14.03%	6.36%
Balanced HLS Fund Blended Index	5.70%	15.96%	13.15%	6.77%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%	0.05%	0.11%	1.63%
Barclays Government/Credit Bond Index	3.94%	4.28%	5.09%	4.94%
S&P 500 Index	7.14%	24.61%	18.83%	7.78%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Balanced HLS Fund Blended Index is calculated by Hartford Funds Management Company, LLC and represents the weighted return of 60% S&P 500 Index, 35% Barclays Government/Credit Bond Index and 5% Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury bills publicly issued in the U.S. domestic markets with maturities of 90 days or less that assumes reinvestment of all income.

Barclays Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the total annual operating expense ratios for Class IA and Class IB were 0.65% and 0.90%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Balanced HLS Fund
Manager Discussion
June 30, 2014 (Unaudited)

Portfolio Managers
John C. Keogh	Karen H. Grimes, CFA
Senior Vice President and Fixed Income Portfolio Manager	Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Balanced HLS Fund returned 5.93% for the six-month period ended June 30, 2014, outperforming the Fund’s blended benchmark, 60% S&P 500 Index, 35% Barclays Government/Credit Bond Index, and 5% Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 5.70% for the same period. The S&P 500, Barclays Government/Credit Bond, and Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Indices returned 7.14%, 3.94%, and 0.02%, respectively. The Fund also outperformed the 5.35% average return of the Lipper Mixed-Asset Target Allocation Growth Funds peer group, a group of funds that hold between 60%-80% in equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Why did the Fund perform this way?

U.S. equities surged during the period, ending June near an all-time high. From its closing low on March 9, 2009, the S&P 500 Index ended June 2014 up 224%. After finishing their best year since 1997, U.S. stocks began 2014 with their worst month in nearly two years. Worries about a slowdown in China and general angst surrounding emerging markets overshadowed a fairly benign domestic environment. However, robust merger and acquisition activity and an uncontested increase in the debt ceiling from Congress helped stoke investors' risk appetites in February. Earnings season in April provided a varied yet encouraging picture, with companies generally reporting healthy earnings but more subdued revenues. The rally marched on in May amid renewed signs of life in the housing market and the best payroll gain in more than two years. In June, strong manufacturing activity, coupled with continued positive momentum in housing and employment data, helped to offset a large negative revision to first quarter economic growth.

Equity markets, as measured by the S&P 500 Index, returned +7% during the period. Within the S&P 500 Index, Utilities (+19%), Energy (+13%), and Healthcare (+11%) posted the largest gains while Consumer Discretionary (+1%), Industrials (+4%), and Telecommunication Services (+4%) lagged the broader index.

Global fixed income markets gained during the period as expectations of prolonged easy monetary policy by major central banks and an improving, albeit below-trend, macroeconomic environment suppressed volatility. Early in the period emerging markets dominated headlines as economic and political developments sparked risk aversion across global markets, pushing bond prices higher and yields lower amid a flight to quality. Meanwhile, central bank policies diverged. The U.S. Federal Reserve (Fed) began to wind down its quantitative easing program and the Bank of England started to prepare for interest rate rises. In contrast, the European Central Bank (ECB) announced a host of stimulus measures and the Bank of Japan maintained its easy monetary policy framework. European government bond yields fell sharply as the ECB loosened monetary policy further. In the U.S. and U.K., the Treasury curve continued to flatten as markets braced themselves for the end of quantitative easing in these economies.

The Barclays Government/Credit Bond Index returned +4% for the period. Globally, credit spread sectors posted positive absolute returns and outperformed duration-equivalent government bonds as credit spreads tightened. Most currencies appreciated versus the U.S. dollar with the notable exception of European currencies, which declined following the European Central Bank’s easing measures.

The Fund has three primary levers to generate investment performance: equity investments, fixed income investments, and asset allocation among stocks, bonds, and cash. During the period, the equity portion of the Fund outperformed the S&P 500 Index and the fixed income portion of the Fund slightly underperformed the Barclays Government/Credit Bond Index. Asset allocation contributed to benchmark-relative outperformance during the period. The Fund was generally overweight equities and underweight fixed income and cash relative to the benchmark.

Equity outperformance versus the S&P 500 Index was driven in part by sector allocation, which is a result of our bottom-up stock selection process. An overweight to Healthcare and an underweight to Industrials aided results. Security selection also contributed positively to returns relative to the S&P 500 Index, driven primarily by selection in the Energy and Healthcare sectors. This was partially offset by weak selection in the Consumer Discretionary sector.

Top contributors to relative performance of the equity portion of the Fund during the period were Covidien (Healthcare), Halliburton (Energy), and Anadarko Petroleum (Energy). Shares of Covidien, a medical products, manufacturing, and distribution company, surged after Medtronic agreed to acquire Covidien for $42.9 billion in the second quarter. Halliburton, a leading global oil service company, saw its shares gain as the growth outlook for U.S. onshore activity in the energy sector continues to strengthen as new equity capital supports increased budgets for capital expenditures by exploration and production companies. Shares of Anadarko Petroleum, a U.S.-based independent oil exploration and production company, outperformed during the period on rumors of a potential takeover by ExxonMobil and also on news the company had settled the Tronox litigation for much less than investors anticipated. Our position in

3

Hartford Balanced HLS Fund
Manager Discussion – (continued)
June 30, 2014 (Unaudited)

Wells Fargo (Financials) also contributed positively to the Fund’s returns on an absolute basis.

Stocks that detracted the most from relative returns in the equity portion of the Fund during the period were Allstar CoInvest (Consumer Discretionary), Apple (Information Technology), and PVH (Consumer Discretionary). Shares of Allstar CoInvest, a sporting goods retailer, lagged, as the retail conditions were tough in the first quarter given the harsh winter weather. Shares of Apple, U.S.-based designer and manufacturer of consumer electronics, software, and computers, continued to rebound following April's solid earnings report. During the period, Apple also announced it was acquiring Beats Electronics for $3 billion. Our underweight position detracted from benchmark-relative performance. PVH, a leading global apparel company, saw shares fall as conservative guidance raised investor concerns about softening trends in southern Europe. Citigroup (Financials) also detracted from the Fund’s returns on an absolute basis.

Underperformance of the fixed income portion of the Fund relative to the Barclays Government/Credit Bond Index during the period was driven by duration positioning. The Fund’s short duration positioning detracted from results relative to the Barclays Government/Credit Bond Index as rates fell over the period. An overweight to and security selection within investment grade financials, as well as an overweight to taxable municipal bonds contributed to benchmark-relative performance. Allocations to agency MBS pass-throughs and CMBS also contributed to relative outperformance.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

We believe the U.S. economy remains poised for continued moderate growth. Following the weak -2.9% first quarter GDP revision, which had a number of weather- and health-care related distortions, we believe the U.S. economy is poised for stronger activity in the second half of the year. An easing of fiscal policy restraints, an end to inventory adjustments, and fading impact of higher interest rates should all help. Housing has been weaker than we expected, but recent data points have shown signs of reacceleration. We believe the Fed remains on track to end quantitative easing in the fourth quarter of this year and is likely to start raising policy rates by next spring. As the labor market continues to tighten, we are closely watching the direction and course of wage gains, as this is something that could cause the Fed to act sooner than consensus expectations. Globally, the risks are higher than what we saw at the beginning of the year, but the overall environment is still supportive for global growth, in our opinion. The stabilization of the European economy appears to be intact and we continue to see signs that it is slowly improving. Prime Minister Shinzo Abe recently unveiled a package of reform measures aimed at boosting Japan’s long-term economic growth, including lowering the corporate tax rate. China remains one of the largest risks in the global economy. Growth has been slowing, and we are beginning to see signs of stress in their banking system. So far the slowdown has been moderate and manageable, but we will be watching the situation closely.

At the end of the period, our largest overweights relative to the S&P 500 Index in the equity portion of the Fund were in the Healthcare and Financials sectors. Our largest underweights were in the Consumer Staples and Industrials sectors.

Within the fixed income portion of the Fund, we ended the period with a slightly short duration posture. We continued to be positioned with an underweight to the U.S. Government sector, as we believe that there are more compelling opportunities in other sectors such as agency MBS. Within investment grade corporates, we continue to focus on financials and communications issuers. Financial companies have de-levered significantly, and communications issuers have solid balance sheets. We also maintained an overweight to taxable municipals and an allocation to agency MBS pass-throughs.

The equity and fixed income managers will continue to work collaboratively to make decisions regarding portfolio weights in stocks, bonds, and cash. As of June 30, 2014, the Fund’s equity exposure was at 66%, compared to 60% in its benchmark, and at the upper end of the Fund’s 50-70% range.

4

Hartford Balanced HLS Fund
Manager Discussion – (continued)
June 30, 2014 (Unaudited)

Diversification by Security Type

as of June 30, 2014

Category	Percentage of Net Assets
Equity Securities
Common Stocks	66.3%
Total	66.3%
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	0.2%
Corporate Bonds	13.1
Foreign Government Obligations	0.1
Municipal Bonds	1.0
U.S. Government Agencies	2.4
U.S. Government Securities	14.8
Total	31.6%
Short-Term Investments	2.3
Other Assets and Liabilities	(0.2)
Total	100.0%

Credit Exposure

as of June 30, 2014

Credit Rating *	Percentage of Net Assets
Aaa / AAA	2.8
Aa / AA	16.7
A	5.1
Baa / BBB	6.3
Ba / BB	0.2
Not Rated	0.5
Non-Debt Securities and Other Short-Term Instruments	68.6
Other Assets and Liabilities	(0.2)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for several reasons, including access to information and materials provided by S&P and Moody's, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

5

Hartford Balanced HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 66.3%
	Automobiles and Components - 0.6%
1,093	Ford Motor Co.	$18,840

	Banks - 3.9%
447	BB&T Corp.	17,642
422	PNC Financial Services Group, Inc.	37,554
1,207	Wells Fargo & Co.	63,422
		118,618
	Capital Goods - 4.4%
257	3M Co.	36,752
286	Eaton Corp. plc	22,073
378	Fortune Brands Home & Security, Inc.	15,090
394	Ingersoll-Rand plc	24,610
259	PACCAR, Inc.	16,294
191	United Technologies Corp.	22,108
		136,927
	Consumer Durables and Apparel - 0.5%
144	PVH Corp.	16,814

	Diversified Financials - 6.3%
152	Ameriprise Financial, Inc.	18,222
95	BlackRock, Inc.	30,333
693	Citigroup, Inc.	32,638
127	Goldman Sachs Group, Inc.	21,193
626	Invesco Ltd.	23,637
1,018	JP Morgan Chase & Co.	58,650
437	Santander Consumer USA Holdings, Inc.	8,503
		193,176
	Energy - 6.9%
258	Anadarko Petroleum Corp.	28,284
953	BG Group plc	20,103
246	Chevron Corp.	32,093
190	EOG Resources, Inc.	22,222
404	Exxon Mobil Corp.	40,668
444	Halliburton Co.	31,544
222	Occidental Petroleum Corp.	22,798
288	Southwestern Energy Co. ●	13,094
		210,806
	Food and Staples Retailing - 0.9%
368	CVS Caremark Corp.	27,700

	Food, Beverage and Tobacco - 3.4%
134	Anheuser-Busch InBev N.V. ADR	15,379
147	Diageo plc ADR	18,658
259	Kraft Foods Group, Inc.	15,523
465	Mondelez International, Inc.	17,496
192	Philip Morris International, Inc.	16,218
502	Unilever N.V. NY Shares ADR	21,964
		105,238
	Health Care Equipment and Services - 3.0%
263	Baxter International, Inc.	19,017
381	Covidien plc	34,345
162	Medtronic, Inc.	10,342
342	UnitedHealth Group, Inc.	27,992
		91,696
	Insurance - 2.4%
447	American International Group, Inc.	24,388
675	Marsh & McLennan Cos., Inc.	34,989
436	Unum Group	15,161
		74,538
	Materials - 1.9%
497	Dow Chemical Co.	25,552
408	International Paper Co.	20,567
254	Nucor Corp.	12,495
		58,614
	Media - 2.8%
237	CBS Corp. Class B	14,749
455	Comcast Corp. Class A	24,407
467	Thomson Reuters Corp.	16,976
363	Walt Disney Co.	31,094
		87,226
	Pharmaceuticals, Biotechnology and Life Sciences - 9.9%
311	Agilent Technologies, Inc.	17,846
181	Amgen, Inc.	21,401
328	AstraZeneca plc ADR	24,351
637	Bristol-Myers Squibb Co.	30,881
254	Celgene Corp. ●	21,807
280	Gilead Sciences, Inc. ●	23,232
116	Johnson & Johnson	12,176
904	Merck & Co., Inc.	52,277
115	Roche Holding AG	34,207
399	UCB S.A.	33,718
249	Vertex Pharmaceuticals, Inc. ●	23,554
244	Zoetis, Inc.	7,879
		303,329
	Retailing - 2.8%
11,702	Allstar Co. ⌂●†	12,650
39	AutoZone, Inc. ●	21,112
302	Home Depot, Inc.	24,409
258	Nordstrom, Inc.	17,499
163	Tory Burch LLC ⌂●†	11,047
		86,717
	Semiconductors and Semiconductor Equipment - 3.7%
478	Analog Devices, Inc.	25,848
1,146	Intel Corp.	35,405
1,178	Maxim Integrated Products, Inc.	39,839
268	Xilinx, Inc.	12,669
		113,761
	Software and Services - 6.2%
321	Accenture plc	25,935
398	eBay, Inc. ●	19,901
76	Google, Inc. Class C ●	43,883
1,237	Microsoft Corp.	51,585
566	Oracle Corp.	22,920
1,186	Symantec Corp.	27,156
		191,380
	Technology Hardware and Equipment - 4.3%
337	Apple, Inc.	31,321
2,176	Cisco Systems, Inc.	54,066
1,164	EMC Corp.	30,659
210	Qualcomm, Inc.	16,597
		132,643
	Telecommunication Services - 0.4%
228	Verizon Communications, Inc.	11,169

	Transportation - 0.8%
162	FedEx Corp.	24,502

The accompanying notes are an integral part of these financial statements.

6

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 66.3% - (continued)
	Utilities - 1.2%
356	NextEra Energy, Inc.	$36,502

	Total Common Stocks
	( Cost $1,376,383)	$2,040,196

Asset and Commercial Mortgage Backed Securities - 0.2%
	Finance and Insurance - 0.2%
	Ally Master Owner Trust
$4,885	1.54%, 09/15/2019	$4,887
	Hilton USA Trust
1,765	2.66%, 11/05/2030 ■	1,787
	New Century Home Equity Loan Trust
8	0.73%, 03/25/2035 Δ	8
		6,682

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $6,657)	$6,682

Corporate Bonds - 13.1%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$3,489	5.98%, 04/19/2022	$3,907
	Southwest Airlines Co.
2,700	5.75%, 12/15/2016	2,983
2,639	6.15%, 08/01/2022	3,008
		9,898
	Arts, Entertainment and Recreation - 0.9%
	21st Century Fox America
385	4.00%, 10/01/2023	401
	CBS Corp.
3,760	3.38%, 03/01/2022	3,768
	Comcast Corp.
1,360	3.60%, 03/01/2024	1,397
1,740	4.65%, 07/15/2042	1,804
310	4.75%, 03/01/2044	328
4,500	5.90%, 03/15/2016	4,899
	DirecTV Holdings LLC
2,900	4.45%, 04/01/2024	3,075
2,010	6.38%, 03/01/2041	2,431
	Discovery Communications, Inc.
280	3.25%, 04/01/2023	275
325	4.88%, 04/01/2043	328
250	4.95%, 05/15/2042	255
	Grupo Televisa SAB
420	5.00%, 05/13/2045	421
	News America, Inc.
1,275	4.50%, 02/15/2021	1,399
	Time Warner Cable, Inc.
4,120	5.85%, 05/01/2017	4,634
40	5.88%, 11/15/2040	47
395	6.55%, 05/01/2037	491
265	6.75%, 06/15/2039	342
250	7.30%, 07/01/2038	336
	Viacom, Inc.
835	3.88%, 12/15/2021	875
	Walt Disney Co.
785	4.13%, 06/01/2044	772
		28,278
	Beverage and Tobacco Product Manufacturing - 0.6%
	Altria Group, Inc.
2,050	4.50%, 05/02/2043	1,976
2,445	4.75%, 05/05/2021	2,697
	Anheuser-Busch InBev Worldwide, Inc.
3,205	7.75%, 01/15/2019	3,960
	BAT International Finance plc
2,775	3.25%, 06/07/2022 ■	2,745
	Coca-Cola Co.
500	3.30%, 09/01/2021	521
	Coca-Cola FEMSA SAB CV
1,176	2.38%, 11/26/2018	1,190
1,300	3.88%, 11/26/2023	1,335
	Diageo Capital plc
1,925	2.63%, 04/29/2023	1,845
	Molson Coors Brewing Co.
60	2.00%, 05/01/2017	61
765	3.50%, 05/01/2022	773
495	5.00%, 05/01/2042	518
	Philip Morris International, Inc.
270	5.65%, 05/16/2018	310
		17,931
	Chemical Manufacturing - 0.0%
	Monsanto Co.
300	4.70%, 07/15/2064	301

	Computer and Electronic Product Manufacturing - 0.2%
	Apple, Inc.
1,500	2.85%, 05/06/2021	1,513
1,360	3.45%, 05/06/2024	1,375
175	4.45%, 05/06/2044	177
	Cisco Systems, Inc.
300	2.13%, 03/01/2019	302
180	2.90%, 03/04/2021	183
	SBA Tower Trust
2,035	4.25%, 04/15/2015 ■Δ	2,090
		5,640
	Couriers and Messengers - 0.1%
	FedEx Corp.
270	2.63%, 08/01/2022	259
405	2.70%, 04/15/2023	384
845	4.90%, 01/15/2034	907
1,435	5.10%, 01/15/2044	1,552
		3,102
	Finance and Insurance - 6.3%
	Ace INA Holdings, Inc.
840	3.35%, 05/15/2024	847
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	7,274
	American International Group, Inc.
925	4.13%, 02/15/2024	974
	Avalonbay Communities, Inc.
760	3.63%, 10/01/2020	794
	Bank of America Corp.
4,500	5.00%, 05/13/2021	5,023
	Barclays Bank plc
1,100	2.50%, 02/20/2019	1,114
1,300	3.75%, 05/15/2024	1,305
800	6.05%, 12/04/2017 ■	907

The accompanying notes are an integral part of these financial statements.

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 13.1% - (continued)
	Finance and Insurance - 6.3% - (continued)
	BNP Paribas
$2,075	2.40%, 12/12/2018	$2,093
305	3.25%, 03/03/2023	301
	BP Capital Markets plc
140	3.99%, 09/26/2023	148
2,850	4.75%, 03/10/2019	3,196
	BPCE S.A.
365	2.50%, 12/10/2018	370
1,075	4.00%, 04/15/2024	1,097
1,275	5.15%, 07/21/2024 ■	1,346
	Brandywine Operating Partnership L.P.
2,010	6.00%, 04/01/2016	2,167
	Capital One Bank
1,655	2.15%, 11/21/2018	1,665
	Capital One Financial Corp.
2,460	2.15%, 03/23/2015	2,490
2,875	3.75%, 04/24/2024	2,918
	Caterpillar Financial Services Corp.
2,000	3.30%, 06/09/2024	1,999
	CDP Financial, Inc.
3,475	4.40%, 11/25/2019 ■	3,865
	Citigroup, Inc.
1,000	4.95%, 11/07/2043	1,068
690	5.30%, 05/06/2044	720
3,000	5.85%, 08/02/2016	3,291
2,700	6.13%, 05/15/2018	3,111
520	8.13%, 07/15/2039	780
	Credit Agricole S.A.
1,950	2.50%, 04/15/2019 ■	1,968
	Credit Suisse New York
945	2.30%, 05/28/2019	947
	Deutsche Bank AG London
2,000	2.50%, 02/13/2019	2,039
1,290	3.70%, 05/30/2024	1,290
	Discover Financial Services
3,620	6.45%, 06/12/2017	4,118
	Eaton Vance Corp.
614	6.50%, 10/02/2017	705
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,583
	Five Corners Funding Trust
1,440	4.42%, 11/15/2023 ■	1,518
	Ford Motor Credit Co. LLC
2,985	2.38%, 03/12/2019	3,000
	General Electric Capital Corp.
4,300	4.63%, 01/07/2021	4,788
5,000	5.88%, 01/14/2038	6,066
	Goldman Sachs Group, Inc.
3,335	2.38%, 01/22/2018	3,387
2,975	5.63%, 01/15/2017	3,274
1,700	6.15%, 04/01/2018	1,950
2,590	6.25%, 02/01/2041	3,159
	HCP, Inc.
2,030	6.00%, 01/30/2017	2,272
	HSBC Holdings plc
3,010	6.10%, 01/14/2042	3,794
	Huntington National Bank
760	2.20%, 04/01/2019	761
	ING Bank N.V.
5,200	3.75%, 03/07/2017 ■	5,531
	JP Morgan Chase & Co.
2,240	3.25%, 09/23/2022	2,250
850	3.38%, 05/01/2023	834
2,000	4.95%, 03/25/2020	2,252
6,035	5.13%, 09/15/2014	6,092
1,080	5.40%, 01/06/2042	1,233
	Korea Finance Corp.
965	2.88%, 08/22/2018	991
	Liberty Mutual Group, Inc.
550	4.25%, 06/15/2023 ■	570
	Loews Corp.
835	2.63%, 05/15/2023	788
	Merrill Lynch & Co., Inc.
1,000	6.40%, 08/28/2017	1,142
6,000	6.88%, 04/25/2018	7,069
	MetLife, Inc.
2,385	3.60%, 04/10/2024	2,429
1,210	4.88%, 11/13/2043	1,308
	Morgan Stanley
4,875	2.50%, 01/24/2019	4,930
250	5.63%, 09/23/2019	287
	National City Corp.
4,250	6.88%, 05/15/2019	5,076
	Nordea Bank AB
1,790	3.70%, 11/13/2014 ■	1,812
	Postal Square L.P.
11,812	8.95%, 06/15/2022	15,152
	Prudential Financial, Inc.
1,500	3.50%, 05/15/2024	1,495
3,000	5.50%, 03/15/2016	3,225
	Rabobank Nederland
3,900	3.20%, 03/11/2015 ■	3,978
	Republic New York Capital I
500	7.75%, 11/15/2026	506
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	5,837
	State Grid Overseas Investment
1,795	2.75%, 05/07/2019 ■	1,810
	U.S. Bancorp
780	3.70%, 01/30/2024	808
	UBS AG Stamford CT
235	5.88%, 12/20/2017	268
	Wachovia Corp.
1,000	5.75%, 06/15/2017	1,131
	WEA Finance LLC
1,450	7.13%, 04/15/2018 ■	1,765
	Wellpoint, Inc.
421	3.30%, 01/15/2023	421
	Wells Fargo & Co.
10,344	4.48%, 01/16/2024	10,956
		192,428
	Food Manufacturing - 0.2%
	ConAgra Foods, Inc.
265	1.90%, 01/25/2018	266
	Grupo Bimbo S.A.B. de C.V.
425	3.88%, 06/27/2024 ■	424
	Kraft Foods Group, Inc.
555	2.25%, 06/05/2017	570
535	3.50%, 06/06/2022	549
605	5.00%, 06/04/2042	647

The accompanying notes are an integral part of these financial statements.

8

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 13.1% - (continued)
	Food Manufacturing - 0.2% - (continued)
	Mondelez International, Inc.
$3,800	4.13%, 02/09/2016	$3,996
		6,452
	Health Care and Social Assistance - 0.8%
	Actavis Funding SCS
215	2.45%, 06/15/2019 ■	216
1,200	4.85%, 06/15/2044 ■	1,211
	Amgen, Inc.
3,300	5.15%, 11/15/2041	3,541
	Catholic Health Initiatives
765	2.60%, 08/01/2018	769
	Celgene Corp.
230	2.25%, 05/15/2019	231
535	3.63%, 05/15/2024	536
	CVS Caremark Corp.
2,350	4.00%, 12/05/2023	2,459
	Eli Lilly & Co.
1,015	4.65%, 06/15/2044	1,072
	Express Scripts Holding Co.
1,525	2.25%, 06/15/2019	1,519
	Express Scripts, Inc.
2,195	3.50%, 06/15/2024	2,172
	Gilead Sciences, Inc.
930	3.70%, 04/01/2024	954
	GlaxoSmithKline Capital, Inc.
2,370	2.80%, 03/18/2023	2,305
	Kaiser Foundation Hospitals
326	3.50%, 04/01/2022	329
640	4.88%, 04/01/2042	695
	McKesson Corp.
100	2.85%, 03/15/2023	97
990	3.80%, 03/15/2024	1,012
	Medtronic, Inc.
310	3.63%, 03/15/2024	318
	Merck & Co., Inc.
1,640	2.80%, 05/18/2023	1,603
630	4.15%, 05/18/2043	616
	Novartis Capital Corp.
2,650	3.40%, 05/06/2024	2,684
	Zoetis, Inc.
150	3.25%, 02/01/2023	148
180	4.70%, 02/01/2043	183
		24,670
	Information - 0.9%
	America Movil S.A.B. de C.V.
635	3.13%, 07/16/2022	625
530	4.38%, 07/16/2042	500
	AT&T, Inc.
2,510	6.80%, 05/15/2036	3,173
	Orange S.A.
3,200	4.13%, 09/14/2021	3,437
	Verizon Communications, Inc.
425	3.45%, 03/15/2021	439
2,415	3.50%, 11/01/2021	2,488
4,795	4.50%, 09/15/2020	5,274
715	4.75%, 11/01/2041	722
3,590	6.40%, 09/15/2033	4,398
4,215	6.55%, 09/15/2043	5,304
		26,360
	Machinery Manufacturing - 0.0%
	Caterpillar, Inc.
835	3.40%, 05/15/2024	845
450	4.30%, 05/15/2044	451
		1,296
	Mining - 0.1%
	BHP Billiton Finance USA Ltd.
1,720	3.85%, 09/30/2023	1,804
	Rio Tinto Finance USA Ltd.
1,905	3.75%, 09/20/2021	2,006
		3,810
	Miscellaneous Manufacturing - 0.0%
	United Technologies Corp.
365	3.10%, 06/01/2022	370

	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
5,600	2.63%, 09/15/2016 ■	5,786

	Other Services - 0.1%
	Illinois Tool Works, Inc.
1,710	3.50%, 03/01/2024	1,753

	Petroleum and Coal Products Manufacturing - 0.6%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	6,742
	Chevron Corp.
950	3.19%, 06/24/2023	965
	EnCana Corp.
305	5.90%, 12/01/2017	347
	Gazprom Neft OAO via GPN Capital S.A.
1,100	4.38%, 09/19/2022 ■	1,020
	Motiva Enterprises LLC
420	5.75%, 01/15/2020 ■	477
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,200	5.50%, 09/30/2014 ■	1,214
	Schlumberger Investment S.A.
1,625	3.65%, 12/01/2023	1,690
	Shell International Finance B.V.
2,250	4.38%, 03/25/2020	2,503
	Statoil ASA
1,635	2.90%, 11/08/2020	1,681
	Total Capital S.A.
1,375	2.70%, 01/25/2023	1,328
		17,967
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
5,000	6.95%, 01/15/2038	6,164

	Professional, Scientific and Technical Services - 0.1%
	IBM Corp.
2,900	3.63%, 02/12/2024	2,976

	Real Estate, Rental and Leasing - 0.2%
	ERAC USA Finance Co.
655	2.35%, 10/15/2019 ■	654
340	2.75%, 03/15/2017 ■	351
1,800	4.50%, 08/16/2021 ■	1,958
1,500	5.63%, 03/15/2042 ■	1,697
		4,660

The accompanying notes are an integral part of these financial statements.

9

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 13.1% - (continued)
	Retail Trade - 0.3%
	Amazon.com, Inc.
$1,550	2.50%, 11/29/2022	$1,466
	AutoZone, Inc.
900	3.13%, 07/15/2023	870
1,908	3.70%, 04/15/2022	1,963
	Home Depot, Inc.
325	4.40%, 03/15/2045	330
	Kroger (The) Co.
620	3.30%, 01/15/2021	635
1,065	4.00%, 02/01/2024	1,105
	Lowe's Cos., Inc.
3,400	4.63%, 04/15/2020	3,750
		10,119
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Procter & Gamble Co.
8,191	9.36%, 01/01/2021	10,313

	Utilities - 0.7%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	5,084
	Electricitie De France
2,375	4.88%, 01/22/2044 ■	2,532
2,375	5.63%, 01/22/2024 ■♠	2,482
	Indianapolis Power and Light
3,750	6.60%, 06/01/2037 ■	4,979
	Pacific Gas & Electric Co.
695	3.85%, 11/15/2023	724
435	5.13%, 11/15/2043	487
	Southern California Edison Co.
4,000	5.55%, 01/15/2037	4,792
		21,080
	Wholesale Trade - 0.0%
	Heineken N.V.
1,330	2.75%, 04/01/2023 ■	1,271
50	4.00%, 10/01/2042 ■	46
		1,317
	Total Corporate Bonds
	(Cost $370,821)	$402,671

Foreign Government Obligations - 0.1%
	Mexico - 0.1%
	Mexico (United Mexican States)
$1,674	3.50%, 01/21/2021	$1,738

	Poland - 0.0%
	Poland (Republic of)
1,400	4.00%, 01/22/2024	1,453

	Total Foreign Government Obligations
	(Cost $3,052)	$3,191

Municipal Bonds - 1.0%
	General Obligations - 0.3%
	California State GO, Taxable,
$1,235	7.55%, 04/01/2039	$1,856
	Chicago, IL, Metropolitan Water Reclamation GO,
685	5.72%, 12/01/2038	821
	Illinois State GO,
775	5.10%, 06/01/2033	779
	Los Angeles, CA, USD GO,
4,300	5.75%, 07/01/2034	5,231
		8,687
	Health Care/Services - 0.1%
	University of California, Regents MedCenter Pooled Rev,
1,935	6.58%, 05/15/2049	2,532

	Higher Education (Univ., Dorms, etc.) - 0.0%
	University of California, Build America Bonds Rev,
1,960	5.77%, 05/15/2043	2,367

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Sales Tax Rev,
2,200	6.00%, 12/01/2044	2,836

	Transportation - 0.5%
	Bay Area, CA, Toll Auth Bridge Rev,
3,100	6.26%, 04/01/2049	4,176
	Illinois State Toll Highway Auth, Taxable Rev,
1,875	6.18%, 01/01/2034	2,351
	Maryland State Transportation Auth,
1,350	5.89%, 07/01/2043	1,709
	New York and New Jersey PA, Taxable Rev,
975	5.86%, 12/01/2024	1,192
570	6.04%, 12/01/2029	709
	North Texas Tollway Auth Rev,
3,400	6.72%, 01/01/2049	4,672
		14,809
	Utilities - Combined - 0.0%
	Utility Debt Securitization Auth, New York,
485	3.44%, 12/15/2025	506

	Total Municipal Bonds
	(Cost $25,173)	$31,737

U.S. Government Agencies - 2.4%
	FHLMC - 0.9%
$99	2.27%, 04/01/2029 Δ	$102
49	4.00%, 03/01/2041	52
26,403	4.50%, 08/01/2033 - 01/01/2044	28,603
		28,757
	FNMA - 1.2%
34,150	4.50%, 07/15/2044 ☼	36,983
104	5.00%, 02/01/2019 - 04/01/2019	111
1	7.00%, 02/01/2029	1
		37,095
	GNMA - 0.3%
251	5.00%, 07/15/2037	278
2,380	6.00%, 06/15/2024 - 06/15/2035	2,698
811	6.50%, 03/15/2026 - 02/15/2035	924
3,565	7.00%, 11/15/2031 - 11/15/2033	4,195
174	7.50%, 09/16/2035	201
694	8.00%, 09/15/2026 - 02/15/2031	760
22	9.00%, 07/20/2016 - 06/15/2022	22
		9,078
	Total U.S. Government Agencies
	(Cost $73,048)	$74,930

The accompanying notes are an integral part of these financial statements.

10

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. Government Securities - 14.8%
Other Direct Federal Obligations - 0.8%
	Tennessee Valley Authority - 0.8%
$22,300	4.38%, 06/15/2015		$23,201

U.S. Treasury Securities - 14.0%
	U.S. Treasury Bonds - 1.5%
18,211	2.88%, 05/15/2043 ‡		16,640
362	3.13%, 02/15/2043		348
22,000	4.38%, 02/15/2038 □		26,266
1,750	6.00%, 02/15/2026		2,339
			45,593
	U.S. Treasury Notes - 12.5%
82,000	0.25%, 09/30/2015 - 11/30/2015 ‡		82,056
15,800	0.38%, 05/31/2016		15,786
8,300	0.63%, 05/31/2017		8,245
5,343	0.88%, 01/31/2017		5,367
7,000	1.00%, 05/31/2018		6,924
121,500	1.25%, 10/31/2015 - 11/30/2018		123,017
36,835	1.38%, 09/30/2018		36,789
28,700	1.50%, 06/30/2016		29,292
5,300	2.00%, 04/30/2016		5,456
43,000	2.75%, 02/15/2019 - 02/15/2024		44,745
24,575	3.88%, 05/15/2018		27,036
			384,713
			430,306
	Total U.S. Government Securities
	(Cost $439,000)		$453,507

	Total Long-Term Investments
	(Cost $2,294,134)		$3,012,914

Short-Term Investments - 2.3%
Repurchase Agreements - 2.3%
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $6,081, collateralized by FHLMC
2.23% - 5.99%, 2030 - 2044, FNMA 2.31% -
	6.34%, 2020 - 2042, value of $6,202)
$6,081	0.10%, 6/30/2014		$6,081
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of
$9,289, collateralized by U.S. Treasury Bill
0.13%, 2015, U.S. Treasury Bond 2.75% -
10.63%, 2015 - 2044, U.S. Treasury Note
	0.13% - 4.50%, 2014 - 2024, value of $9,475)
9,289	0.09%, 6/30/2014		9,289
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of
$3,961, collateralized by FHLMC 2.00% -
5.50%, 2018 - 2041, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00% - 4.00%, 2042 -
2043, U.S. Treasury Bill 0.05%, 2014, U.S.
	Treasury Note 0.75%, 2018, value of $4,040)
3,961	0.11%, 6/30/2014		3,961
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $3,664, collateralized by U.S. Treasury Note 0.63% - 0.88%, 2018 - 2019, value of $3,737)
3,664	0.07%, 6/30/2014		3,664
Citigroup Global Markets, Inc. TriParty Repurchase
 Agreement (maturing on 07/01/2014 in the
amount of $8,441, collateralized by U.S.
Treasury Bond 4.38% - 7.50%, 2016 - 2040,
U.S. Treasury Note 0.50% - 3.00%, 2014 -
	2020, value of $8,610)
8,441	0.06%, 6/30/2014		8,441
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $12,937, collateralized by U.S. Treasury Note 0.38% - 3.13%, 2015 - 2022, value of $13,196)
12,937	0.08%, 6/30/2014		12,937
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $26,928, collateralized by FHLMC 3.50% - 4.00%, 2026 - 2044, FNMA 2.50% - 5.00%, 2025 - 2043, value of $27,467)
26,928	0.11%, 6/30/2014		26,928
	UBS Securities Repurchase Agreement (maturing on 07/01/2014 in the amount of $111, collateralized by U.S. Treasury Note 2.13%, 2020, value of $113)
111	0.05%, 6/30/2014		111
			71,412
	Total Short-Term Investments
	(Cost $71,412)		$71,412

	Total Investments
	(Cost $2,365,546) ▲	100.2%	$3,084,326
	Other Assets and Liabilities	(0.2)%	(6,744)
	Total Net Assets	100.0%	$3,077,582

The accompanying notes are an integral part of these financial statements.

11

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $2,378,468 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$726,697
Unrealized Depreciation	(20,839)
Net Unrealized Appreciation	$705,858

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2014, the aggregate value of these securities was $23,697, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2014, the aggregate value of these securities was $58,010, which represents 1.9% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	11,702	Allstar Co.	$5,091
11/2013	163	Tory Burch LLC	12,794

At June 30, 2014, the aggregate value of these securities was $23,697, which represents 0.8% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $36,731 at June 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at June 30, 2014.

Futures Contracts Outstanding at June 30, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 10-Year Note Future	163	09/19/2014	$20,243	$20,403	$160	$–	$13	$–
U.S. Treasury CME Ultra Long Term Bond Future	62	09/19/2014	9,239	9,296	57	–	40	–
Total					$217	$–	$53	$–

*	The number of contracts does not omit 000's.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

12

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

13

Hartford Balanced HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$6,682	$–	$6,674	$8
Common Stocks ‡	2,040,196	1,928,471	88,028	23,697
Corporate Bonds	402,671	–	380,604	22,067
Foreign Government Obligations	3,191	–	3,191	–
Municipal Bonds	31,737	–	31,737	–
U.S. Government Agencies	74,930	–	74,930	–
U.S. Government Securities	453,507	–	453,507	–
Short-Term Investments	71,412	–	71,412	–
Total	$3,084,326	$1,928,471	$1,110,083	$45,772
Futures *	$217	$217	$–	$–
Total	$217	$217	$–	$–

♦	For the six-month period ended June 30, 2014, investments valued at $21,767 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$8	$—	$—	*	$—	$—	$—	$—	$—	$8
Common Stocks	38,005	—	(12,484	)†	—	—	(1,824)	—	—	23,697
Corporate Bonds	22,994	(49)	(148	)‡	(51)	—	(679)	—	—	22,067
Total	$61,007	$(49)	$(12,632)		$(51)	$—	$(2,503)	$—	$—	$45,772

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2014 rounds to zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2014 was $(12,484).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2014 was $(146).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

14

Hartford Balanced HLS Fund
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $2,365,546)	$3,084,326
Cash	21
Receivables:
Investment securities sold	27,655
Fund shares sold	6
Dividends and interest	9,143
Variation margin on financial derivative instruments	53
Other assets	2
Total assets	3,121,206
Liabilities:
Payables:
Investment securities purchased	39,686
Fund shares redeemed	3,383
Investment management fees	260
Distribution fees	13
Other liabilities	20
Accrued expenses	262
Total liabilities	43,624
Net assets	$3,077,582
Summary of Net Assets:
Capital stock and paid-in-capital	$2,848,507
Undistributed net investment income	38,073
Accumulated net realized loss	(528,016)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	719,018
Net assets	$3,077,582
Shares authorized	9,500,000
Par value	$0.001
Class IA: Net asset value per share	$26.60
Shares outstanding	101,299
Net assets	$2,694,193
Class IB: Net asset value per share	$26.91
Shares outstanding	14,245
Net assets	$383,389

The accompanying notes are an integral part of these financial statements.

15

Hartford Balanced HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2014 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$24,575
Interest	14,256
Less: Foreign tax withheld	(440)
Total investment income, net	38,391

Expenses:
Investment management fees	9,419
Transfer agent fees	3
Distribution fees - Class IB	480
Custodian fees	11
Accounting services fees	245
Board of Directors' fees	41
Audit fees	16
Other expenses	211
Total expenses (before fees paid indirectly)	10,426
Commission recapture	(2)
Total fees paid indirectly	(2)
Total expenses, net	10,424
Net Investment Income	27,967

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	168,572
Net realized loss on securities sold short	(60)
Net realized loss on futures contracts	(461)
Net realized gain on swap contracts	185
Net realized gain on foreign currency contracts	41
Net realized gain on other foreign currency transactions	6
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	168,283

Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(20,979)
Net unrealized depreciation of securities sold short	(4)
Net unrealized appreciation of futures contracts	217
Net unrealized depreciation of swap contracts	(158)
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(1)
Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	(20,925)
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	147,358
Net Increase in Net Assets Resulting from Operations	$175,325

The accompanying notes are an integral part of these financial statements.

16

Hartford Balanced HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$27,967	$55,047
Net realized gain on investments, other financial instruments and foreign currency transactions	168,283	249,371
Net unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(20,925)	311,490
Net Increase in Net Assets Resulting from Operations	175,325	615,908
Distributions to Shareholders:
From net investment income
Class IA	—	(40,827)
Class IB	—	(4,827)
Total distributions	—	(45,654)
Capital Share Transactions:
Class IA
Sold	7,873	66,768
Issued on reinvestment of distributions	—	40,827
Redeemed	(250,261)	(576,929)
Total capital share transactions	(242,388)	(469,334)
Class IB
Sold	948	32,394
Issued on reinvestment of distributions	—	4,827
Redeemed	(38,682)	(116,032)
Total capital share transactions	(37,734)	(78,811)
Net decrease from capital share transactions	(280,122)	(548,145)
Net Increase (Decrease) in Net Assets	(104,797)	22,109
Net Assets:
Beginning of period	3,182,379	3,160,270
End of period	$3,077,582	$3,182,379
Undistributed (distribution in excess of) net investment income	$38,073	$10,106
Shares:
Class IA
Sold	309	2,884
Issued on reinvestment of distributions	—	1,648
Redeemed	(9,814)	(24,684)
Total share activity	(9,505)	(20,152)
Class IB
Sold	37	1,370
Issued on reinvestment of distributions	—	192
Redeemed	(1,500)	(4,918)
Total share activity	(1,463)	(3,356)

The accompanying notes are an integral part of these financial statements.

17

Hartford Balanced HLS Fund
Notes to Financial Statements
June 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

Hartford Balanced HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA, Class IB and Class IC shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and are also subject to an administrative service fee. Class IC shares have not commenced operations and are not currently offered for sale as of the date of this report.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV

18

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers in accordance with procedures established by the Company's Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of over-the-counter ("OTC") options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

19

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund's Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statement of Operations, as applicable.

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

20

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

21

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company's Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid or restricted investments as of June 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of June 30, 2014.

In connection with the Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although the Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, the Fund realizes a gain or loss. In a TBA roll transaction, the Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

The Fund may enter into “dollar rolls” in which the Fund sells securities and contracts with the same counterparty to repurchase substantially similar securities (for example, same issuer, coupon and maturity) on a specified future date at an agreed upon price. The Fund gives up the right to receive interest paid on the investments sold. The Fund would benefit to the extent of any differences between the price received for the security and the lower forward price for the future purchase. Dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. The Fund records dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions are excluded from the Fund’s portfolio turnover rate. The Fund had no open dollar roll transactions as of June 30, 2014.

Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including

22

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had outstanding mortgage related and other asset backed securities as of June 30, 2014.

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding foreign currency contracts as of June 30, 2014.

Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2014.

Swap Contracts – The Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Company's Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. Realized gains or losses on centrally

23

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

cleared swaps are recorded upon the termination of the swap. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

The Fund’s maximum risk of loss from credit risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) as well as the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to credit risk. The Fund is still exposed to the credit risk of the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to all of its participants through the use of mandatory margin requirements, daily cash settlements, and other procedures designed to protect counterparties utilizing the clearinghouse. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows the Fund to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of six-month period-end are disclosed in the notes to the Schedule of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on asset backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced

24

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. The Fund had no outstanding credit default swap contracts as of June 30, 2014.

Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Variation margin receivable *	$53	$—	$—	$—	$—	$—	$53
Total	$53	$—	$—	$—	$—	$—	$53

* Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $217 as reported in the Schedule of Investments.

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized loss on futures contracts	$(461)	$—	$—	$—	$—	$—	$(461)
Net realized gain on swap contracts	—	—	185	—	—	—	185
Net realized gain on foreign currency contracts	—	41	—	—	—	—	41
Total	$(461)	$41	$185	$—	$—	$—	$(235)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of futures contracts	$217	$—	$—	$—	$—	$—	$217
Net change in unrealized depreciation of swap contracts	—	—	(158)	—	—	—	(158)
Total	$217	$—	$(158)	$—	$—	$—	$59

Balance Sheet Offsetting Information - Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Futures Commission Merchant's ("FCM") custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

25

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Offsetting of Financial Assets and Derivative Assets as of June 30, 2014:

	Gross Amounts* of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Received	Cash Collateral Received	Net Amount (not less than $0)
Description
Futures contracts - Variation margin receivable	$53	$—	$—	$—	$53
Total subject to a master netting or similar arrangement	$53	$—	$—	$—	$53

* Gross amounts presented as no amounts are netted within the Statements of Assets and Liabilities.

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2014:

	Gross Amounts* of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Pledged		Cash Collateral Pledged	Net Amount (not less than $0)
Description
Futures contracts - Variation margin payable	$—	$—	$(514	)†	$—	$—
Total subject to a master netting or similar arrangement	$—	$—	$(514)		$—	$—

*	Gross amounts presented as no amounts are netted within the Statement of Assets and Liabilities.
†	Pledged as initial margin deposit and collateral for daily variation margin loss on open financial derivative contracts held at June 30, 2014.

Principal Risks:

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities

26

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$45,654	$93,156

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$10,106
Accumulated Capital and Other Losses*	(683,377)
Unrealized Appreciation†	727,021
Total Accumulated Earnings	$53,750

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

27

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$49
Accumulated Net Realized Gain (Loss)	(49)

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax year end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$683,377
Total	$683,377

During the year ended December 31, 2013, the Fund utilized $242,056 of prior year capital loss carryforwards.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

28

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $250 million	0.6800%
On next $250 million	0.6550%
On next $500 million	0.6450%
On next $4 billion	0.5950%
On next $5 billion	0.5925%
Over $10 billion	0.5900%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.016%
On next $5 billion	0.013%
Over $10 billion	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund's expenses. For the six-month period ended June 30, 2014, this amount, if any, is included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2014
Class IA	0.65%
Class IB	0.90

Distribution Plan for Class IB Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

29

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$738,822	$32,687	$771,509
Sales Proceeds	991,796	34,540	1,026,336

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Fund did not have any borrowings under this facility.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO

30

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

31

Hartford Balanced HLS Fund
Financial Highlights

	─Selected Per-Share Data(A) ─										─Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Six-Month Period Ended June 30, 2014 (Unaudited)
IA	$25.11	$0.23	$1.26	$1.49	$–	$–	$–	$26.60	5.93	%(D)	$2,694,193	0.65	%(E)	0.65	%(E)	1.86	%(E)
IB	25.44	0.21	1.26	1.47	–	–	–	26.91	5.78	(D)	383,389	0.90	(E)	0.90	(E)	1.61	(E)

For the Year Ended December 31, 2013
IA	$21.03	$0.41	$4.04	$4.45	$(0.37)	$–	$(0.37)	$25.11	21.19%		$2,782,698	0.65%		0.65%		1.75%
IB	21.30	0.35	4.10	4.45	(0.31)	–	(0.31)	25.44	20.88		399,681	0.90		0.90		1.50

For the Year Ended December 31, 2012 (F)
IA	$19.34	$0.47	$1.85	$2.32	$(0.63)	$–	$(0.63)	$21.03	12.02%		$2,754,114	0.65%		0.65%		1.98%
IB	19.58	0.43	1.86	2.29	(0.57)	–	(0.57)	21.30	11.74		406,156	0.90		0.90		1.73

For the Year Ended December 31, 2011 (F)
IA	$19.32	$0.41	$(0.06)	$0.35	$(0.33)	$–	$(0.33)	$19.34	1.86%		$2,959,019	0.64%		0.64%		1.84%
IB	19.55	0.36	(0.05)	0.31	(0.28)	–	(0.28)	19.58	1.61		455,939	0.89		0.89		1.59

For the Year Ended December 31, 2010
IA	$17.47	$0.30	$1.82	$2.12	$(0.27)	$–	$(0.27)	$19.32	12.14%		$3,539,983	0.65%		0.65%		1.68%
IB	17.68	0.26	1.83	2.09	(0.22)	–	(0.22)	19.55	11.86		556,169	0.90		0.90		1.43

For the Year Ended December 31, 2009 (F)
IA	$13.69	$0.36	$3.78	$4.14	$(0.36)	$–	$(0.36)	$17.47	30.29%		$3,607,929	0.65%		0.65%		2.15%
IB	13.85	0.32	3.83	4.15	(0.32)	–	(0.32)	17.68	29.96		578,338	0.90		0.90		1.90

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	13%
For the Year Ended December 31, 2013	31
For the Year Ended December 31, 2012	28
For the Year Ended December 31, 2011	34
For the Year Ended December 31, 2010	65(A)
For the Year Ended December 31, 2009	73

(A)	During the year ended December 31, 2010, the Fund incurred $204.5 million in purchases associated with the transition of assets from Hartford Global Advisers HLS Fund, which merged into the Fund on March 19, 2010. These purchases were excluded from the portfolio turnover calculation.

32

Hartford Balanced HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

33

Hartford Balanced HLS Fund
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

34

Hartford Balanced HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

35

Hartford Balanced HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,059.30	$3.32	$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class IB	$1,000.00	$1,057.80	$4.59	$1,000.00	$1,020.33	$4.51	0.90	181	365

36

Hartford Balanced HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Asset Allocation Strategy Risk: The portfolio managers' asset allocation strategy may not always work as intended, and asset allocation does not guarantee better performance or reduce the risk of investment loss.

Fixed Income Risk: The Fund is subject to interest rate risk (the risk that the value of an investment decreases when interest rates rise) and credit risk (the risk that the issuing company of a security is unable to pay interest and principal when due) and call risk (the risk that an investment may be redeemed early).

Mortgage-Backed Securities Risk: Mortgage-backed securities are subject to interest rate risk, credit risk, prepayment risk, extension risk, and the risk that an investment’s value may be reduced or become worthless if it receives interest or income payments only after other investments in the same pool.

37

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-B14 8-14 115336-1 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD CAPITAL APPRECIATION HLS FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Capital Appreciation HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Capital Appreciation HLS Fund inception 04/02/1984
(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks growth of capital.

Performance Overview 6/30/04 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	10 Years
Capital Appreciation IA	5.57%	25.59%	17.73%	9.48%
Capital Appreciation IB	5.42%	25.26%	17.43%	9.20%
Capital Appreciation IC	5.31%	24.97%	17.15%	8.93%
Russell 3000 Index	6.94%	25.22%	19.33%	8.23%
S&P 500 Index	7.14%	24.61%	18.83%	7.78%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class IC shares commenced operations on April 30, 2014. Returns prior to the inception date of Class IC shares reflect the returns of Class IA shares adjusted to reflect the estimated fees and expenses of Class IC shares.

Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the total annual operating expense ratios for Class IA, Class IB and IC were 0.67%, 0.92% and 1.17%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Capital Appreciation HLS Fund

Manager Discussion

June 30, 2014 (Unaudited)

Portfolio Managers
Saul J. Pannell, CFA	Gregg R. Thomas, CFA	Kent M. Stahl, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Director, Risk Management	Senior Vice President and Director, Investments and Risk Management
Francis J. Boggan, CFA	Nicolas M. Choumenkovitch	Peter I. Higgins, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager
Donald J. Kilbride	Paul E. Marrkand, CFA	Stephen Mortimer
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager
David W. Palmer, CFA	Philip W. Ruedi, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Porfolio Manager *

* Effective June 3, 2014, Philip W. Ruedi replaced Paul E. Marrkand as a portfolio manager.

How did the Fund perform?

The Class IA shares of the Hartford Capital Appreciation HLS Fund returned 5.57% for the six-month period ended June 30, 2014, underperforming the Fund’s benchmark, the Russell 3000 Index, which returned 6.94% for the same period. The Fund also underperformed the 6.21% average return of the Lipper Multi-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities surged during the period, ending June near an all-time high. After finishing 2013 with their best year since 1997, U.S. stocks began 2014 with their worst month in nearly two years. Worries about a slowdown in China and general concern surrounding emerging markets overshadowed a fairly benign domestic environment. However, robust merger and acquisition activity and an uncontested increase in the debt ceiling from Congress helped stoke investors' risk appetites in February. Earnings season in April provided a varied yet encouraging picture, with companies generally reporting healthy earnings but more subdued revenues. The rally continued in May amid renewed signs of life in the housing market and the best payroll gains in more than two years. In June, strong manufacturing activity, coupled with continued positive momentum in housing and employment data, helped to offset a large negative revision to first quarter economic growth. Within the Russell 3000 Index, all ten sectors posted positive gains. Utilities (+18%), Energy (+14%) and Healthcare (+10%) led the index higher while Consumer Discretionary (+1%), Industrials (+4%) and Telecommunication Services (+4%) lagged on a relative basis.

The Fund underperformed the Russell 3000 Index primarily due to sector allocation, a result of our bottom-up security selection process. An overweight to the Consumer Discretionary sector and an underweight to the Utilities sector detracted from returns relative to the Russell 3000 Index, which was partially offset by an underweight to Consumer Staples and an overweight to Information Technology. A modest cash position also detracted from performance in an upward trending environment. Security selection detracted from returns relative to the Russell 3000 Index, primarily due to selection within the Consumer Discretionary, Financials, and Industrials sectors. This was partially offset by strong selection within Information Technology, Healthcare, and Consumer Staples.

The largest detractors from absolute and relative returns were Best Buy (Consumer Discretionary), Groupon (Consumer Discretionary), and ParkerVision (Information Technology). Best Buy, a U.S.-based electronics retailer, underperformed after pre-announcing disappointing sales and margins. Shares of Groupon, a web-based coupon business offering discounts to individuals when a certain threshold of deal purchasers is reached, fell as profit margins have been under pressure from management investment in the business. Shares of ParkerVision, a U.S.-based manufacturer of wireless integrated circuits with proprietary amplifier and receiver technology used in mobile phones, underperformed following a surprise ruling that reverses a victory in their patent infringement lawsuit against Qualcomm.

The top contributors to relative and absolute performance during the quarter included Micron Technology (Information Technology), NXP Semiconductors (Information Technology) and AstraZeneca (Healthcare). Shares of Micron Technology, a semiconductor manufacturer specializing in NAND Flash, DRAM, and NOR Flash memory devices, rose during the period due to improving expectations for demand for the company's products and solid execution. Shares of NXP Semiconductors, a Netherlands-based semiconductor company, rose around speculation that NXP will provide NFC technology (short-range communications between compatible devices) to Apple's iPhone 6 and iWatch. Shares of AstraZeneca, a U.K.-based multinational pharmaceutical company focused on cardiovascular, gastrointestinal, respiratory, oncology, and neuroscience treatments, rose on news that U.S.-based pharmaceutical giant Pfizer offered to acquire the company. While AstraZeneca ultimately dismissed the bid, the share price remained elevated relative to the beginning of the quarter due to material

3

Hartford Capital Appreciation HLS Fund

Manager Discussion – (continued)

June 30, 2014 (Unaudited)

pipeline advancement/news since the bidding process was disclosed in mid-April.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

Global economic growth has been remarkably stable in the aggregate, yet below the surface many regional shifts are taking place. The U.S. appears positioned for a second-half rebound. U.S. economic fundamentals are generally healthy. The fiscal drag appears to be waning and leading indicators continue to improve. As we expected, labor markets are tightening and wages are rising in accordance. Due to these factors, we are more optimistic about the U.S. growth trajectory.

We are also closely watching the U.S. Federal Reserve (Fed) as it gradually unwinds accommodative policy. We believe the Fed remains on track to end quantitative easing in the fourth quarter of this year and is likely to further normalize policy in 2015.

As a result of our bottom-up investment process, at the end of the period the Fund was most overweight the Information Technology, Consumer Discretionary, and Healthcare sectors relative to the Russell 3000 Index. The Fund was most underweight the Consumer Staples, Utilities, and Telecommunication Services sectors at the end of the period relative to the Russell 3000 Index.

Diversification by Sector
as of June 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	16.2%
Consumer Staples	5.2
Energy	9.4
Financials	15.9
Health Care	14.3
Industrials	11.5
Information Technology	21.7
Materials	3.4
Services	0.9
Utilities	1.2
Total	99.7%
Short-Term Investments	1.2
Other Assets and Liabilities	(0.9)
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Capital Appreciation HLS Fund

Schedule of Investments

June 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.4%
	Automobiles and Components - 2.3%
2,830	Brilliance China Automotive Holdings, Ltd.	$5,312
263	Dana Holding Corp.	6,427
82	Delphi Automotive plc	5,651
1,428	Dongfeng Motor Group Co., Ltd.	2,558
203	Fiat S.p.A.	2,001
824	Ford Motor Co.	14,202
61	General Motors Co.	2,223
2,255	Goodyear (The) Tire & Rubber Co.	62,652
433	Harley-Davidson, Inc.	30,228
45	Hyundai Motor Co., Ltd.	10,271
469	Isuzu Motors Ltd.	3,106
67	Tenneco Automotive, Inc. ●	4,427
317	TRW Automotive Holdings Corp. ●	28,342
		177,400
	Banks - 4.8%
6,377	Alpha Bank A.E. ●	5,930
2,554	Banco Bilbao Vizcaya Argentaria S.A.	32,547
1,118	Barclays Bank plc ADR	4,072
289	BNP Paribas	19,668
290	Erste Group Bank AG	9,384
389	FinecoBank S.p.A. ●	1,971
185	First Republic Bank	10,183
1,145	Itau Unibanco Banco Multiplo S.A. ADR	16,467
130	M&T Bank Corp.	16,123
11,148	Mitsubishi UFJ Financial Group, Inc.	68,433
7	Ocwen Financial Corp. ●	248
988	PNC Financial Services Group, Inc.	87,982
3,225	Standard Chartered plc	65,928
574	Wells Fargo & Co.	30,157
		369,093
	Capital Goods - 8.0%
57	3M Co.	8,222
52	Acuity Brands, Inc.	7,213
185	AGCO Corp.	10,406
403	AMETEK, Inc.	21,088
208	Armstrong World Industries, Inc. ●	11,933
145	Assa Abloy Ab	7,397
251	Belden, Inc.	19,647
5,328	Capstone Turbine Corp. ●	8,046
72	Danaher Corp.	5,634
133	DigitalGlobe, Inc. ●	3,688
293	Eaton Corp. plc	22,588
221	Fastenal Co.	10,917
144	Flowserve Corp.	10,686
456	HD Supply Holdings, Inc. ●	12,948
199	Jacobs Engineering Group, Inc. ●	10,600
217	KBR, Inc.	5,164
168	Lockheed Martin Corp.	27,065
466	Nidec Corp.	28,683
199	Northrop Grumman Corp.	23,764
469	Owens Corning, Inc.	18,159
60	Pall Corp.	5,119
72	Parker-Hannifin Corp.	9,066
91	Pentair plc	6,585
126	Polypore International, Inc. ●	6,038
766	Raytheon Co.	70,640
1,883	Rexel S.A.	44,047
1,835	Rolls-Royce Holdings plc	33,524
773	Safran S.A.	50,631
141	Schneider Electric S.A.	13,266
89	Siemens AG	11,776
98	Teledyne Technologies, Inc. ●	9,543
147	Textron, Inc.	5,627
141	TransDigm Group, Inc.	23,510
131	United Technologies Corp.	15,127
34	W.W. Grainger, Inc.	8,729
29	Wabtec Corp.	2,391
263	WESCO International, Inc. ●	22,716
		612,183
	Commercial and Professional Services - 1.0%
108	Clean Harbors, Inc. ●	6,935
540	Enernoc, Inc. ●	10,231
319	Equifax, Inc. ●	23,151
463	Herman Miller, Inc.	14,010
51	IHS, Inc. ●	6,986
374	Knoll, Inc.	6,490
72	Manpowergroup, Inc.	6,129
113	Robert Half International, Inc.	5,414
		79,346
	Consumer Durables and Apparel - 2.2%
57	Cloudera, Inc. ⌂●†	743
773	D.R. Horton, Inc.	18,988
316	Electrolux AB Series B	7,967
95	Fossil Group, Inc. ●	9,956
51	Harman International Industries, Inc.	5,483
137	Kate Spade & Co. ●	5,209
298	Lennar Corp.	12,498
612	Mattel, Inc.	23,846
128	One Kings Lane, Inc. ⌂●†	2,049
2,573	Pulte Group, Inc.	51,881
159	PVH Corp.	18,504
215	Vera Bradley, Inc. ●	4,705
48	Whirlpool Corp.	6,750
		168,579
	Consumer Services - 2.7%
373	American Public Education, Inc. ●	12,809
204	Bloomin' Brands, Inc. ●	4,569
355	Boyd Gaming Corp. ●	4,307
33	Buffalo Wild Wings, Inc. ●	5,526
377	Grand Canyon Education, Inc. ●	17,326
224	Hilton Worldwide Holdings, Inc. ●	5,222
378	Las Vegas Sands Corp.	28,805
315	McDonald's Corp.	31,708
104	Melco PBL Entertainment Ltd. ADR	3,698
161	Norwegian Cruise Line Holdings Ltd. ●	5,110
95	Outerwall, Inc. ●	5,620
54	Panera Bread Co. Class A ●	8,080
66	Starwood Hotels & Resorts, Inc.	5,303
165	Tim Hortons, Inc.	9,020
788	Wyndham Worldwide Corp.	59,673
		206,776
	Diversified Financials - 5.1%
104	Ameriprise Financial, Inc.	12,428
225	Artisan Partners Asset Management, Inc.	12,769
272	Banca Generali S.p.A.	7,466
165	BlackRock, Inc.	52,732
1,774	Citigroup, Inc.	83,571
85	Goldman Sachs Group, Inc.	14,266
25	Intercontinental Exchange, Inc.	4,704
235	Japan Exchange Group, Inc.	5,789

The accompanying notes are an integral part of these financial statements.

5

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.4% - (continued)
	Diversified Financials - 5.1% - (continued)
1,984	JP Morgan Chase & Co.	$114,345
730	Julius Baer Group Ltd.	30,092
138	Northern Trust Corp.	8,874
611	ORIX Corp.	10,125
140	Platform Specialty Products Corp. ●	3,918
101	Raymond James Financial, Inc.	5,119
75	Solar Cayman Ltd. ⌂■●†	5
380	Waddell & Reed Financial, Inc. Class A	23,765
327	Wisdomtree Investment, Inc. ●	4,042
		394,010
	Energy - 9.4%
126	Anadarko Petroleum Corp.	13,811
232	Atwood Oceanics, Inc. ●	12,155
61	Baker Hughes, Inc.	4,527
1,863	BG Group plc	39,322
221	Cabot Oil & Gas Corp.	7,528
954	Cameco Corp.	18,705
173	Cameron International Corp. ●	11,739
294	Canadian Natural Resources Ltd. ADR	13,503
394	Chevron Corp.	51,400
49,072	China Petroleum & Chemical Corp. Class H	46,655
1,797	Cobalt International Energy, Inc. ●	32,972
199	Continental Resources, Inc. ●	31,462
239	Energen Corp.	21,210
128	EQT Corp.	13,706
148	Exxon Mobil Corp.	14,907
341	Halliburton Co.	24,184
187	HollyFrontier Corp.	8,161
206	Imperial Oil Ltd.	10,844
3,277	Karoon Gas Australia Ltd. ●	9,487
850	McDermott International, Inc. ●	6,877
217	National Oilwell Varco, Inc.	17,901
73	Occidental Petroleum Corp.	7,510
3,996	Petroleo Brasileiro S.A. ADR	62,494
477	Pioneer Natural Resources Co.	109,596
275	QEP Resources, Inc.	9,485
231	Range Resources Corp.	20,073
119	Reliance Industries Ltd. GDR ■	4,008
409	Southwestern Energy Co. ●	18,625
333	Suncor Energy, Inc.	14,182
156	Superior Energy Services, Inc.	5,629
1,026	Trican Well Service Ltd.	16,565
1,161	Tsakos Energy Navigation Ltd.	7,765
33	Whiting Petroleum Corp. ●	2,676
935	YPF Sociedad Anonima ADR	30,566
		720,230
	Food and Staples Retailing - 1.2%
704	CVS Caremark Corp.	53,056
222	Seven & I Holdings Co., Ltd.	9,353
130	Sprouts Farmers Markets, Inc. ●	4,260
207	Wal-Mart Stores, Inc.	15,547
212	Whole Foods Market, Inc.	8,177
		90,393
	Food, Beverage and Tobacco - 3.6%
331	Anheuser-Busch InBev N.V.	38,083
232	Anheuser-Busch InBev N.V. ADR	26,630
165	British American Tobacco plc	9,801
47	Bunge Ltd. Finance Corp.	3,517
954	Diageo Capital plc	30,372
64	Diageo plc ADR	8,124
358	Imperial Tobacco Group plc	16,097
85	Keurig Green Mountain, Inc.	10,597
368	Kraft Foods Group, Inc.	22,072
1,681	Mondelez International, Inc.	63,231
328	Monster Beverage Corp. ●	23,271
70	Philip Morris International, Inc.	5,926
1,456	Treasury Wine Estates Ltd.	6,877
200	Unilever N.V. NY Shares ADR	8,757
172	WhiteWave Foods Co. Class A ●	5,568
		278,923
	Health Care Equipment and Services - 3.5%
803	Aetna, Inc.	65,131
351	Cardinal Health, Inc.	24,087
8,503	CareView Communications, Inc. ●†	5,400
183	Dexcom, Inc. ●	7,244
1,229	HCA Holdings, Inc. ●	69,299
61	Heartware International, Inc. ●	5,360
519	IMS Health Holdings, Inc. ●	13,328
325	Medtronic, Inc.	20,747
88	Team Health Holdings ●	4,394
371	UnitedHealth Group, Inc.	30,356
116	Universal Health Services, Inc. Class B	11,099
105	Wellpoint, Inc.	11,299
		267,744
	Household and Personal Products - 0.4%
323	Coty, Inc.	5,540
1,074	Svenska Cellulosa AB Class B	27,972
		33,512
	Insurance - 5.3%
387	ACE Ltd.	40,120
125	Aflac, Inc.	7,796
2,022	American International Group, Inc.	110,376
628	Assicurazioni Generali S.p.A.	13,752
654	Assured Guaranty Ltd.	16,016
376	Delta Lloyd N.V.	9,558
26	Fairfax Financial Holdings Ltd.	12,233
264	Lincoln National Corp.	13,586
24	Markel Corp. ●	15,427
800	Marsh & McLennan Cos., Inc.	41,439
727	MetLife, Inc.	40,407
258	Principal Financial Group, Inc.	13,039
432	Prudential Financial, Inc.	38,358
178	Reinsurance Group of America, Inc.	14,036
63	Swiss Re Ltd.	5,619
544	T&D Holdings, Inc.	7,403
28	Zurich Financial Services AG	8,344
		407,509
	Materials - 3.4%
112	Air Liquide	15,101
134	Akzo Nobel N.V.	10,019
1,416	Barrick Gold Corp.	25,907
158	Celanese Corp.	10,130
196	Dow Chemical Co.	10,099
126	Ecolab, Inc.	14,003
2,636	Fortescue Metals Group Ltd.	10,886
161	International Paper Co.	8,111
2,646	Ivanhoe Mines Ltd. PIPE ●	3,373
1,437	JSR Corp.	24,675
309	Louisiana-Pacific Corp. ●	4,635
109	Methanex Corp. ADR	6,711

The accompanying notes are an integral part of these financial statements.

6

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.4% - (continued)
	Materials - 3.4% - (continued)
437	Norbord, Inc.	$10,715
12	OCI Co., Ltd.	2,086
191	Packaging Corp. of America	13,683
209	Praxair, Inc.	27,767
208	Reliance Steel & Aluminum	15,355
119	Rio Tinto plc ADR	6,470
7,205	Turquoise Hill Resources Ltd. ●	24,065
150	Vulcan Materials Co.	9,542
72	Wacker Chemie AG	8,238
		261,571
	Media - 1.7%
178	CBS Corp. Class B	11,044
90	DirecTV ●	7,654
3	DISH Network Corp. ●	186
165	DreamWorks Animation SKG, Inc. ●	3,848
30	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	–
143	Imax Corp. ●	4,064
1,005	Pandora Media, Inc. ●	29,649
307	Quebecor, Inc.	7,438
11	Time Warner Cable, Inc.	1,626
679	Time Warner, Inc.	47,721
33	Tribune Co. ●	2,807
621	WPP plc	13,540
		129,577
	Pharmaceuticals, Biotechnology and Life Sciences - 10.8%
485	Actavis plc ●	108,118
95	Alkermes plc ●	4,765
349	Almirall S.A.	5,658
139	Amgen, Inc.	16,453
1,046	Arena Pharmaceuticals, Inc. ●	6,132
389	AstraZeneca plc	28,952
3,287	Bristol-Myers Squibb Co.	159,451
52	Covance, Inc. ●	4,479
156	Eli Lilly & Co.	9,692
1,386	Gilead Sciences, Inc. ●	114,921
66	H. Lundbeck A/S	1,632
59	Illumina, Inc. ●	10,511
295	Incyte Corp. ●	16,661
363	Johnson & Johnson	38,017
230	Medivation, Inc. ●	17,726
1,809	Merck & Co., Inc.	104,642
62	Ono Pharmaceutical Co., Ltd.	5,447
307	Portola Pharmaceuticals, Inc. ●	8,951
85	Regeneron Pharmaceuticals, Inc. ●	24,078
198	Roche Holding AG	59,008
312	Salix Pharmaceuticals Ltd. ●	38,449
4,480	TherapeuticsMD, Inc. ●	19,802
213	Vertex Pharmaceuticals, Inc. ●	20,204
329	Zoetis, Inc.	10,614
		834,363
	Real Estate - 0.7%
91	AvalonBay Communities, Inc. REIT	12,899
58	Boston Properties, Inc. REIT	6,874
208	Mitsui Fudosan Co., Ltd.	7,008
119	Plum Creek Timber Co., Inc. REIT	5,385
417	Realogy Holdings Corp. ●	15,725
18	SL Green Realty Corp. REIT	1,937
174	Weyerhaeuser Co. REIT	5,748
		55,576
	Retailing - 7.0%
349	Advance Automotive Parts, Inc.	47,082
8,452	Allstar Co. ⌂●†	9,136
26	Amazon.com, Inc. ●	8,309
67	AutoZone, Inc. ●	35,819
41	Bed Bath & Beyond, Inc. ●	2,364
846	Best Buy Co., Inc.	26,249
337	CarMax, Inc. ●	17,528
313	Conns, Inc. ●	15,443
200	Dollar Tree, Inc. ●	10,901
127	GameStop Corp. Class A	5,137
265	GNC Holdings, Inc.	9,040
3,687	Groupon, Inc. ●	24,407
240	Home Depot, Inc.	19,398
405	Intime Retail Group Co., Ltd.	356
1,496	Kingfisher plc	9,185
790	Lowe's Cos., Inc.	37,916
22	Netflix, Inc. ●	9,552
687	Office Depot, Inc. ●	3,912
73	Priceline (The) Group, Inc. ●	88,203
636	Rakuten, Inc.	8,227
62	Ross Stores, Inc.	4,082
256	Signet Jewelers Ltd.	28,283
1,355	TJX Cos., Inc.	72,004
281	Tory Burch LLC ⌂●†	18,982
241	TripAdvisor, Inc. ●	26,214
		537,729
	Semiconductors and Semiconductor Equipment - 6.3%
108	Analog Devices, Inc.	5,823
3,651	Applied Materials, Inc.	82,333
999	Freescale Semiconductor Holdings Ltd. ●	23,480
47,231	GCL-Poly Energy Holdings Ltd.	15,788
1,069	GT Advanced Technologies, Inc. ●	19,878
142	Hynix Semiconductor, Inc.	6,798
736	Intel Corp.	22,730
645	Marvell Technology Group Ltd.	9,246
1,041	Maxim Integrated Products, Inc.	35,184
3,184	Micron Technology, Inc. ●	104,929
1,469	NXP Semiconductors N.V. ●	97,201
9	Samsung Electronics Co., Ltd.	11,387
1,078	Sumco Corp.	9,880
962	SunEdison, Inc. ●	21,738
491	SunPower Corp. ●	20,101
		486,496
	Software and Services - 9.6%
509	21Vianet Group, Inc. ADR ●	15,240
311	Accenture plc	25,147
5,375	Activision Blizzard, Inc.	119,864
518	Adobe Systems, Inc. ●	37,478
548	Akamai Technologies, Inc. ●	33,471
772	Angie's List, Inc. ●	9,218
417	AOL, Inc. ●	16,609
455	Autodesk, Inc. ●	25,656
175	Automatic Data Processing, Inc.	13,880
124	Booz Allen Hamilton Holding Corp.	2,631
426	Cadence Design Systems, Inc. ●	7,449
198	Cognizant Technology Solutions Corp. ●	9,704
77	Concur Technologies, Inc. ●	7,180
106	CoStar Group, Inc. ●	16,768
208	Dropbox, Inc. ⌂●†	3,580
227	Ellie Mae, Inc. ●	7,071

The accompanying notes are an integral part of these financial statements.

7

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.4% - (continued)
	Software and Services - 9.6% - (continued)
345	Facebook, Inc. ●	$23,182
45	Global Payments, Inc.	3,264
20	Google, Inc. Class A ●	11,586
174	Google, Inc. Class C ●	100,376
80	IAC/InterActiveCorp.	5,549
175	Intuit, Inc.	14,057
160	Markit, Ltd. ●	4,320
1,974	Microsoft Corp.	82,306
1,585	Monster Worldwide, Inc. ●	10,367
30	New Relic, Inc. ⌂●†	785
1,018	Optimal Payments plc ●	6,967
483	Oracle Corp.	19,561
241	Salesforce.com, Inc. ●	14,003
8	ServiceNow, Inc. ●	465
575	Symantec Corp.	13,173
23	Tableau Software, Inc. ●	1,661
321	Teradata Corp. ●	12,892
44	Tyler Corp. ●	3,986
204	Uber Technologies, Inc. ⌂●†	11,381
266	UbiSoft Entertainment S.A. ●	4,892
93	Verint Systems, Inc. ●	4,556
259	VeriSign, Inc. ●	12,635
651	Web.com Group, Inc. ●	18,784
78	Yahoo!, Inc. ●	2,733
78	Yelp, Inc. ●	6,008
		740,435
	Technology Hardware and Equipment - 5.8%
159	Amphenol Corp. Class A	15,309
550	Apple, Inc.	51,148
578	CDW Corp. of Delaware	18,417
2,530	Cisco Systems, Inc.	62,859
155	Cognex Corp. ●	5,963
1,109	EMC Corp.	29,220
68	F5 Networks, Inc. ●	7,529
357	Hewlett-Packard Co.	12,011
2,065	Japan Display, Inc. ●	12,693
10,230	Lenovo Group Ltd.	13,976
88	Mobileye N.V. ⌂●†	4,304
71	Palo Alto Networks, Inc. ●	5,958
4,658	ParkerVision, Inc. ●	6,894
467	Pure Storage, Inc. ⌂●†	6,609
1,087	Qualcomm, Inc.	86,095
51	SanDisk Corp.	5,351
298	Stratasys Ltd. ●	33,907
890	TE Connectivity Ltd.	55,008
438	Trimble Navigation Ltd. ●	16,200
		449,451
	Telecommunication Services - 0.9%
77	DocuSign, Inc. ⌂●†	1,574
644	Gogo, Inc. ●	12,588
258	Intelsat S.A. ●	4,863
248	KDDI Corp.	15,149
435	NTT DoCoMo, Inc.	7,431
470	Orange S.A.	7,441
284	Telenor ASA	6,468
245	Verizon Communications, Inc.	11,974
		67,488
	Transportation - 2.5%
602	Air Canada Class A ●	5,361
211	Canadian National Railway Co.	13,693
6	Controladora Vuela Cia De Aviacion ●	54
91	FedEx Corp.	13,791
118	Kansas City Southern	12,651
1,091	Mitsui O.S.K. Lines Ltd.	4,064
911	Nippon Yusen	2,629
64	Norfolk Southern Corp.	6,635
116	Spirit Airlines, Inc. ●	7,312
1,832	United Continental Holdings, Inc. ●	75,232
435	United Parcel Service, Inc. Class B	44,633
98	XPO Logistics, Inc. ●	2,801
		188,856
	Utilities - 1.2%
13,383	China Longyuan Power Group Corp.	14,528
233	Edison International	13,522
461	National Grid plc	6,642
360	NRG Energy, Inc.	13,375
1,651	Snam S.p.A.	9,947
295	UGI Corp.	14,911
719	Xcel Energy, Inc.	23,188
		96,113
	Total Common Stocks
	( Cost $6,685,596)	$7,653,353

Preferred Stocks - 0.3%
	Media - 0.3%
499	ProSieben Sat.1 Media AG	$22,224

	Total Preferred Stocks
	(Cost $22,525)	$22,224

	Total Long-Term Investments
	(Cost $6,708,121)	$7,675,577

Short-Term Investments - 1.2%
Repurchase Agreements - 1.2%
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $7,623, collateralized by FHLMC
2.23% - 5.99%, 2030 - 2044, FNMA 2.31% -
	6.34%, 2020 - 2042, value of $7,776)
$7,623	0.10%, 6/30/2014	$7,623
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of
$11,646, collateralized by U.S. Treasury Bill
0.13%, 2015, U.S. Treasury Bond 2.75% -
10.63%, 2015 - 2044, U.S. Treasury Note 0.13%
	- 4.50%, 2014 - 2024, value of $11,879)
11,646	0.09%, 6/30/2014	11,646
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of
$4,966, collateralized by FHLMC 2.00% -
5.50%, 2018 - 2041, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00% - 4.00%, 2042 -
2043, U.S. Treasury Bill 0.05%, 2014, U.S.
	Treasury Note 0.75%, 2018, value of $5,066)
4,966	0.11%, 6/30/2014	4,966

The accompanying notes are an integral part of these financial statements.

8

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.2% - (continued)
Repurchase Agreements - 1.2% - (continued)
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $4,594, collateralized by U.S. Treasury Note 0.63% - 0.88%, 2018 - 2019, value of $4,686)
$4,594	0.07%, 6/30/2014		$4,594
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $10,583, collateralized by U.S.
Treasury Bond 4.38% - 7.50%, 2016 - 2040,
U.S. Treasury Note 0.50% - 3.00%, 2014 - 2020,
	value of $10,795)
10,583	0.06%, 6/30/2014		10,583
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $16,220, collateralized by U.S. Treasury Note 0.38% - 3.13%, 2015 - 2022, value of $16,545)
16,220	0.08%, 6/30/2014		16,220
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $33,761, collateralized by FHLMC 3.50% - 4.00%, 2026 - 2044, FNMA 2.50% - 5.00%, 2025 - 2043, value of $34,436)
33,761	0.11%, 6/30/2014		33,761
	UBS Securities Repurchase Agreement (maturing on 07/01/2014 in the amount of $139, collateralized by U.S. Treasury Note 2.13%, 2020, value of $142)
139	0.05%, 6/30/2014		139
			89,532
	Total Short-Term Investments
	(Cost $89,532)		$89,532

	Total Investments
	(Cost $6,797,653) ▲	100.9%	$7,765,109
	Other Assets and Liabilities	(0.9)%	(70,987)
	Total Net Assets	100.0%	$7,694,122

The accompanying notes are an integral part of these financial statements.

9

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $6,857,137 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,116,381
Unrealized Depreciation	(208,409)
Net Unrealized Appreciation	$907,972

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2014, the aggregate value of these securities was $64,548, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2014, the aggregate value of these securities was $4,013, which represents 0.1% of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933, as amended. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2014, the aggregate value and percentage of net assets of these securities rounds to zero.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	8,452	Allstar Co.	$3,677
02/2014	57	Cloudera, Inc.	826
02/2014	77	DocuSign, Inc.	1,012
05/2012	208	Dropbox, Inc.	1,885
10/2005	30	Harvey Weinstein Co. Holdings Class A-1 - Reg D	27,951
08/2013	88	Mobileye N.V.	3,055
04/2014	30	New Relic, Inc.	873
01/2014	128	One Kings Lane, Inc.	1,972
04/2014	467	Pure Storage, Inc.	7,343
03/2007	75	Solar Cayman Ltd. - 144A	22
11/2013	281	Tory Burch LLC	21,985
06/2014	204	Uber Technologies, Inc.	12,646

At June 30, 2014, the aggregate value of these securities was $59,148, which represents 0.8% of total net assets.

Foreign Currency Contracts Outstanding at June 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CHF	Sell	07/01/2014	CSFB	$983	$990	$–	$(7)
EUR	Buy	07/03/2014	BCLY	472	472	–	–
EUR	Buy	07/02/2014	CBK	5,624	5,645	21	–
EUR	Buy	07/01/2014	CSFB	8	8	–	–
EUR	Sell	07/02/2014	CBK	1,583	1,589	–	(6)
HKD	Buy	07/02/2014	BCLY	2,626	2,626	–	–
HKD	Buy	07/03/2014	UBS	4,558	4,558	–	–
JPY	Buy	12/03/2014	BCLY	12,720	12,747	27	–
JPY	Buy	12/03/2014	DEUT	5,726	5,796	70	–

The accompanying notes are an integral part of these financial statements.

10

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at June 30, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
JPY	Buy	12/03/2014	MSC	$8,501	$8,559	$58	$–
JPY	Buy	12/03/2014	SCB	9,372	9,387	15	–
JPY	Sell	07/02/2014	BCLY	1,532	1,533	–	(1)
JPY	Sell	12/03/2014	BCLY	67,424	67,894	–	(470)
JPY	Sell	07/03/2014	BOA	2,742	2,744	–	(2)
JPY	Sell	12/03/2014	BOA	40,883	41,142	–	(259)
JPY	Sell	12/03/2014	CBK	31,738	31,948	–	(210)
JPY	Sell	12/03/2014	DEUT	5,955	6,116	–	(161)
JPY	Sell	07/01/2014	RBC	1,290	1,296	–	(6)
SEK	Buy	07/03/2014	BCLY	725	725	–	–
Total						$191	$(1,122)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

11

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

Currency Abbreviations:
CHF	Swiss Franc
EUR	EURO
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

12

Hartford Capital Appreciation HLS Fund

Investment Valuation Hierarchy Level Summary

June 30, 2014 (Unaudited)

(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$177,400	$154,152	$23,248	$–
Banks	369,093	161,160	207,933	–
Capital Goods	612,183	466,906	145,277	–
Commercial and Professional Services	79,346	79,346	–	–
Consumer Durables and Apparel	168,579	157,820	7,967	2,792
Consumer Services	206,776	206,776	–	–
Diversified Financials	394,010	340,533	53,472	5
Energy	720,230	624,766	95,464	–
Food and Staples Retailing	90,393	81,040	9,353	–
Food, Beverage and Tobacco	278,923	177,693	101,230	–
Health Care Equipment and Services	267,744	267,744	–	–
Household and Personal Products	33,512	5,540	27,972	–
Insurance	407,509	362,833	44,676	–
Materials	261,571	190,566	71,005	–
Media	129,577	116,037	13,540	–
Pharmaceuticals, Biotechnology and Life Sciences	834,363	735,298	99,065	–
Real Estate	55,576	48,568	7,008	–
Retailing	537,729	491,843	17,768	28,118
Semiconductors and Semiconductor Equipment	486,496	442,643	43,853	–
Software and Services	740,435	719,797	4,892	15,746
Technology Hardware and Equipment	449,451	411,869	26,669	10,913
Telecommunication Services	67,488	29,425	36,489	1,574
Transportation	188,856	182,163	6,693	–
Utilities	96,113	64,996	31,117	–
Total	7,653,353	6,519,514	1,074,691	59,148
Preferred Stocks	22,224	–	22,224	–
Short–Term Investments	89,532	–	89,532	–
Total	$7,765,109	$6,519,514	$1,186,447	$59,148
Foreign Currency Contracts*	$191	$–	$191	$–
Total	$191	$–	$191	$–
Liabilities:
Foreign Currency Contracts*	$1,122	$–	$1,122	$–
Total	$1,122	$–	$1,122	$–

♦	For the six-month period ended June 30, 2014, investments valued at $5,601 were transferred from Level 1 to Level 2, and investments valued at $31,886 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

13

Hartford Capital Appreciation HLS Fund

Investment Valuation Hierarchy Level Summary – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of June 30, 2014
Assets:
Common Stocks	$56,067	$—	$(10,099	)†	$—	$24,671	$(1,318)	$—	$(10,173)	$59,148
Warrants	147	—	—		—	—	—	—	(147)	—
Total	$56,214	$—	$(10,099)		$—	$24,671	$(1,318)	$—	$(10,320)	$59,148

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2014 was $(10,099).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

14

Hartford Capital Appreciation HLS Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

(000’s Omitted)

Assets:
Investments in securities, at market value (cost $6,797,653)	$7,765,109
Foreign currency on deposit with custodian (cost $979)	980
Unrealized appreciation on foreign currency contracts	191
Receivables:
Investment securities sold	55,244
Fund shares sold	376
Dividends and interest	8,153
Other assets	12
Total assets	7,830,065
Liabilities:
Unrealized depreciation on foreign currency contracts	1,122
Bank overdraft	19
Payables:
Investment securities purchased	57,488
Fund shares redeemed	75,926
Investment management fees	671
Administrative fees	—
Distribution fees	29
Accrued expenses	688
Total liabilities	135,943
Net assets	$7,694,122
Summary of Net Assets:
Capital stock and paid-in-capital	$4,822,408
Undistributed net investment income	53,571
Accumulated net realized gain	1,851,525
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	966,618
Net assets	$7,694,122
Shares authorized	5,450,000
Par value	$0.001
Class IA: Net asset value per share	$62.97
Shares outstanding	108,890
Net assets	$6,856,638
Class IB: Net asset value per share	$62.39
Shares outstanding	13,421
Net assets	$837,374
Class IC: Net asset value per share	$62.92
Shares outstanding	2
Net assets	$110

The accompanying notes are an integral part of these financial statements.

15

Hartford Capital Appreciation HLS Fund

Statement of Operations

For the Six-Month Period Ended June 30, 2014 (Unaudited)

(000’s Omitted)

Investment Income:
Dividends	$77,230
Interest	65
Less: Foreign tax withheld	(3,445)
Total investment income, net	73,850

Expenses:
Investment management fees	24,214
Administrative service fees	—
Transfer agent fees	3
Distribution fees - Class IB	1,105
Distribution fees - Class IC	—
Custodian fees	84
Accounting services fees	636
Board of Directors' fees	103
Audit fees	44
Other expenses	400
Total expenses (before fees paid indirectly)	26,589
Commission recapture	(110)
Total fees paid indirectly	(110)
Total expenses, net	26,479
Net Investment Income	47,371

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	894,895
Less: Foreign taxes paid on realized capital gains	(686)
Net realized loss on purchased option contracts	(449)
Net realized gain on foreign currency contracts	59
Net realized loss on other foreign currency transactions	(89)
Net Realized Gain on Investments and Foreign Currency Transactions	893,730

Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(522,116)
Net unrealized appreciation of purchased option contracts	361
Net unrealized depreciation of foreign currency contracts	(4,854)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	27
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(526,582)
Net Gain on Investments and Foreign Currency Transactions	367,148
Net Increase in Net Assets Resulting from Operations	$414,519

The accompanying notes are an integral part of these financial statements.

16

Hartford Capital Appreciation HLS Fund

Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$47,371	$68,026
Net realized gain on investments and foreign currency transactions	893,730	1,589,271
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	(526,582)	984,486
Net Increase in Net Assets Resulting from Operations	414,519	2,641,783
Distributions to Shareholders:
From net investment income
Class IA	—	(59,301)
Class IB	—	(6,059)
Total from net investment income	—	(65,360)
From net realized gain on investments
Class IA	—	(17,709)
Class IB	—	(2,473)
Total from net realized gain on investments	—	(20,182)
Total distributions	—	(85,542)
Capital Share Transactions:
Class IA
Sold	187,175	232,572
Issued on reinvestment of distributions	—	77,010
Redeemed	(728,805)	(3,293,542)
Total capital share transactions	(541,630)	(2,983,960)
Class IB
Sold	4,592	67,775
Issued on reinvestment of distributions	—	8,532
Redeemed	(182,277)	(275,086)
Total capital share transactions	(177,685)	(198,779)
Class IC
Sold	106	—
Redeemed	—	—
Total capital share transactions	106	—
Net decrease from capital share transactions	(719,209)	(3,182,739)
Net Decrease in Net Assets	(304,690)	(626,498)
Net Assets:
Beginning of period	7,998,812	8,625,310
End of period	$7,694,122	$7,998,812
Undistributed (distribution in excess of) net investment income	$53,571	$6,200
Shares:
Class IA
Sold	3,097	4,446
Issued on reinvestment of distributions	—	1,320
Redeemed	(12,043)	(66,631)
Total share activity	(8,946)	(60,865)
Class IB
Sold	77	1,338
Issued on reinvestment of distributions	—	147
Redeemed	(3,040)	(5,413)
Total share activity	(2,963)	(3,928)
Class IC
Sold	2	—
Redeemed	—	—
Total share activity	2	—

The accompanying notes are an integral part of these financial statements.

17

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

(000’s Omitted)

Organization:

Hartford Capital Appreciation HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA, Class IB and Class IC shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and are also subject to an administrative service fee.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily

18

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers in accordance with procedures established by the Company's Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of over-the-counter ("OTC") options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

19

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund's Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

20

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it

21

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company's Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid or restricted investments as of June 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund had no when-issued or delayed-delivery investments as of June 30, 2014.

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund, as shown on the Schedule of Investments, had outstanding foreign currency contracts as of June 30, 2014.

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently

22

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

As of June 30, 2014 the Fund had no outstanding purchased option or written option contracts. There were no transactions involving written option contracts during the six-month period ended June 30, 2014.

Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$191	$—	$—	$—	$—	$191
Total	$—	$191	$—	$—	$—	$—	$191

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$1,122	$—	$—	$—	$—	$1,122
Total	$—	$1,122	$—	$—	$—	$—	$1,122

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized loss on purchased option contracts	$—	$—	$—	$(449)	$—	$—	$(449)
Net realized gain on foreign currency contracts	—	59	—	—	—	—	59
Total	$—	$59	$—	$(449)	$—	$—	$(390)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of investments in purchased option contracts	$—	$—	$—	$361	$—	$—	$361
Net change in unrealized depreciation of foreign currency contracts	—	(4,854)	—	—	—	—	(4,854)
Total	$—	$(4,854)	$—	$361	$—	$—	$(4,493)

Balance Sheet Offsetting Information - Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Futures Commission Merchant's (FCM) custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are

23

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

Offsetting of Financial Assets and Derivative Assets as of June 30, 2014:

	Gross Amounts* of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Received	Cash Collateral Received	Net Amount (not less than $0)
Description
Unrealized appreciation on foreign currency contracts	$170	$(97)	$—	$—	$73
Total subject to a master netting or similar arrangement	$170	$(97)	$—	$—	$73

* Gross amounts presented as no amounts are netted within the Statements of Assets and Liabilities.

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2014:

	Gross Amounts* of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount (not less than $0)
Description
Unrealized depreciation on foreign currency contracts	$1,100	$(97)	$—	$—	$1,003
Total subject to a master netting or similar arrangement	$1,100	$(97)	$—	$—	$1,003

* Gross amounts presented as no amounts are netted within the Statement of Assets and Liabilities.

Certain derivatives held by the Fund, as of June 30, 2014, are not subject to a master netting arrangement and are excluded from the table above.

Principal Risks:

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to

24

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$85,542	$123,430

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$371,714
Undistributed Long-Term Capital Gain	655,691
Unrealized Appreciation*	1,429,790
Total Accumulated Earnings	$2,457,195

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net

25

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$5,684
Accumulated Net Realized Gain (Loss)	(4,701)
Capital Stock and Paid-in-Capital	(983)

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2013.

During the year ended December 31, 2013, the Fund utilized $435,246 of prior year capital loss carryforwards.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6200%
On next $5 billion	0.6150%
Over $10 billion	0.6100%

26

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.014%
Over $10 billion	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund's expenses. For the six-month period ended June 30, 2014, this amount, if any, is included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2014
Class IA	0.66%
Class IB	0.91
Class IC	1.16*

* From April 30, 2014 (commencement of operations), through June 30, 2014.

Distribution Plan for Class IB and IC Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted Distribution Plans pursuant to Rule 12b-1 of the 1940 Act for Class IB and Class IC shares.

The Distribution Plans provide that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares, and 0.25% of the average daily net assets of the Fund attributable to its Class IC shares, for activities primarily intended to result in the sale of Class IB and Class IC shares, respectively. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plans and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares, and distribution services for Class IC shares, for such entities’ fees or expenses incurred or paid in that regard. The distribution fees paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

Administrative Services Fee for Class IC Shares - The Fund may pay an administrative services fee to third party insurance companies annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for recordkeeping and/or other administrative services provided to such Class IC shares. The total administrative services fees paid during the period are shown on the Statement of Operations. This fee is accrued daily and paid monthly.

27

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payment from Affiliate	45.66%	45.30%

Affiliate Holdings:

As of June 30, 2014, affiliates of The Hartford had ownership of shares in the Fund as follows:

Percentage of Class
Class IC	95%

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$3,979,961	$—	$3,979,961
Sales Proceeds	4,453,796	—	4,453,796

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Fund did not have any borrowings under this facility.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

28

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

29

Hartford Capital Appreciation HLS Fund

Financial Highlights

	─ Selected Per-Share Data(A) ─											─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Six-Month Period Ended June 30, 2014 (Unaudited)
IA	$59.65	$0.38	$2.94	$3.32	$–		$–	$–	$62.97	5.57	%(D)	$6,856,638	0.66	%(E)	0.66	%(E)	1.27	%(E)
IB	59.18	0.30	2.91	3.21	–		–	–	62.39	5.42	(D)	837,374	0.91	(E)	0.91	(E)	1.01	(E)
IC(F)	60.21	0.12	2.59	2.71	–		–	–	62.92	4.50	(D)	110	1.16	(E)	1.16	(E)	1.11	(E)

For the Year Ended December 31, 2013
IA	$43.37	$0.45	$16.49	$16.94	$(0.51)		$(0.15)	$(0.66)	$59.65	39.08%		$7,029,201	0.67%		0.67%		0.88%
IB	43.05	0.32	16.33	16.65	(0.37)		(0.15)	(0.52)	59.18	38.72		969,611	0.92		0.92		0.63

For the Year Ended December 31, 2012 (G)
IA	$37.20	$0.57	$6.24	$6.81	$(0.64)		$–	$(0.64)	$43.37	18.34%		$7,750,924	0.67%		0.67%		1.24%
IB	36.90	0.52	6.14	6.66	(0.51)		–	(0.51)	43.05	18.04		874,386	0.92		0.92		0.99

For the Year Ended December 31, 2011 (G)
IA	$42.36	$0.37	$(5.20)	$(4.83)	$(0.33)		$–	$(0.33)	$37.20	(11.41)%		$8,169,178	0.67%		0.67%		0.95%
IB	42.00	0.32	(5.20)	(4.88)	(0.22)		–	(0.22)	36.90	(11.62)		1,102,054	0.92		0.92		0.71

For the Year Ended December 31, 2010 (G)
IA	$36.63	$0.30	$5.72	$6.02	$(0.29	)(H)	$–	$(0.29)	$42.36	16.50%		$8,889,906	0.67%		0.67%		0.77%
IB	36.32	0.21	5.66	5.87	(0.19	)(H)	–	(0.19)	42.00	16.21		1,522,218	0.92		0.92		0.52

For the Year Ended December 31, 2009 (G)
IA	$25.34	$0.31	$11.27	$11.58	$(0.29)		$–	$(0.29)	$36.63	45.67	%(I)	$8,410,214	0.68%		0.68%		1.03%
IB	25.14	0.25	11.14	11.39	(0.21)		–	(0.21)	36.32	45.30	(I)	1,595,912	0.93		0.93		0.79

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Commenced operations on April 30, 2014.
(G)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(H)	The impact of Distributions from Capital was ($0.03).
(I)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	49%
For the Year Ended December 31, 2013	86
For the Year Ended December 31, 2012	142
For the Year Ended December 31, 2011	113
For the Year Ended December 31, 2010	95
For the Year Ended December 31, 2009	128

30

Hartford Capital Appreciation HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

31

Hartford Capital Appreciation HLS Fund

Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

32

Hartford Capital Appreciation HLS Fund

Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

33

Hartford Capital Appreciation HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,055.70	$3.36	$1,000.00	$1,021.52	$3.31	0.66%	181	365
Class IB	$1,000.00	$1,054.20	$4.63	$1,000.00	$1,020.28	$4.56	0.91	181	365
Class IC*	$1,000.00	$1,045.00	$1.98	$1,000.00	$1,006.42	$1.94	1.16	61	365

* Commenced operations on April 30, 2014.

34

Hartford Capital Appreciation HLS Fund

Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Small/Mid-cap Stock Risk: Small- and mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Foreign Investment and Emerging Markets Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Potential risks include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting and other reporting requirements, unfavorable changes in currency exchange rates, and economic and political disruptions. These risks are generally greater for investments in emerging markets.

Asset Allocation Strategy Risk: The portfolio managers' asset allocation strategy may not always work as intended, and asset allocation does not guarantee better performance or reduce the risk of investment loss. The investment styles employed by the portfolio managers may not be complimentary, which could adversely affect the performance of the Fund.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

35

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-CA14 8-14 115337-1 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD DISCIPLINED EQUITY HLS FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Disciplined Equity HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Disciplined Equity HLS Fund inception 05/29/1998

(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks growth of capital

Performance Overview   6/30/04 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth result in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	10 Years
Disciplined Equity IA	6.97%	26.94%	18.77%	7.91%
Disciplined Equity IB	6.84%	26.62%	18.47%	7.64%
S&P 500 Index	7.14%	24.61%	18.83%	7.78%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the total annual operating expense ratios for Class IA and Class IB were 0.76% and 1.01%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Disciplined Equity HLS Fund
Manager Discussion
June 30, 2014 (Unaudited)

Portfolio Manager
Mammen Chally, CFA
Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Disciplined Equity HLS Fund returned 6.97% for the six-month period ended June 30, 2014, underperforming the Fund’s benchmark, the S&P 500 Index, which returned 7.14% for the same period. The Fund outperformed the 6.54% average return of the Lipper Large-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities surged during the period, ending June near an all-time high. After finishing 2013 with their best year since 1997, U.S. stocks began 2014 with their worst month in nearly two years. Worries about a slowdown in China and general concern surrounding emerging markets overshadowed a fairly benign domestic environment. However, robust merger and acquisition activity and an uncontested increase in the debt ceiling from Congress helped stoke investors' risk appetites in February. Earnings season in April provided a varied yet encouraging picture, with companies generally reporting healthy earnings but more subdued revenues. The rally continued in May amid renewed signs of life in the housing market and the best payroll gains in more than two years. In June, strong manufacturing activity, coupled with continued positive momentum in housing and employment data, helped to offset a large negative revision to first quarter economic growth.

Overall equity market performance was positive for the period across all market capitalizations: mid cap (+8%), large cap (+7%), and small cap equities (+3%) all rose significantly as represented by the S&P MidCap 400, S&P 500, and Russell 2000 Indices respectively. During the six-month period all ten sectors within the S&P 500 Index posted positive returns, led by Utilities (+19%), Energy (+13%), and Healthcare (+11%).

The Fund underperformed the S&P 500 Index primarily due to sector allocation, which is a fallout of our bottom-up stock selection process. Underweight allocations to the Energy and Information Technology sectors, along with an overweight to the Consumer Discretionary sector, more than offset the positive impacts from an underweight to Financials. Strong security selection modestly offset the negative impact from sector allocation. Positive selection within Healthcare, Energy, and Consumer Staples more than offset weaker selection within Information Technology and Consumer Discretionary.

The largest detractors from performance relative to the S&P 500 Index were Apple (Information Technology), TJX Companies (Consumer Discretionary), and PVH (Consumer Discretionary). Shares of Apple, a U.S.-based designer and manufacturer of consumer electronics, software, and computers, rose during the period as the stock continued to rebound following April’s solid earnings report. Our relative underweight position in this strong performing S&P 500 constituent detracted from relative returns during the period. Shares of TJX Companies, an off-price apparel retailer, fell during the period after the company posted disappointing first quarter earnings, in part due to colder-than-average winter temperatures having a material impact on sales and store traffic. Shares of PVH, a leading global apparel company with brands such as Calvin Klein and Tommy Hilfiger, fell towards the end of the period after the company issued earning per share guidance below analyst expectations. Bristol-Myers Squibb (Healthcare) also detracted from performance on an absolute basis.

The largest contributors to both absolute and benchmark-relative performance were Forest Labs (Healthcare), Actavis (Healthcare), and Halliburton (Energy). Shares of Forest Labs, a U.S.-based pharmaceutical company, rose during the period on news of a planned merger between Actavis and Forest Labs that was viewed favorably by investors. Shares of Actavis, a specialty pharmaceutical company that develops generic and branded pharmaceutical products, rose during the period as the company has been a direct beneficiary of the drive towards lower cost treatments associated with the implementation of the Affordable Care Act. Shares of Halliburton, a U.S.-based global oilfield services company, rose during the period as the growth outlook for U.S. onshore activity in the energy sector continues to strengthen as new equity capital supports increased budgets for capital expenditures by exploration and production companies. In addition, pricing for its services remains strong as Halliburton is sold out of capacity for the remainder of this year.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

Overall, we continue to find what we believe are attractively valued stocks with the characteristics we seek. We are cautiously optimistic about the outlook for the U.S. economy and for equity markets, and we continue to monitor policy decisions and economic trends that may impact our holdings. We remain consistent in adhering to our disciplined portfolio construction process that allows us to assess risk, weight individual positions accordingly, and in the process build a portfolio that focuses largely on stock selection for generating benchmark relative outperformance. Based on individual stock

3

Hartford Disciplined Equity HLS Fund
Manager Discussion – (continued)
June 30, 2014 (Unaudited)

decisions, the Fund ended the period most overweight the Healthcare, Consumer Discretionary, and Utilities sectors, and most underweight Financials, Energy, and Telecommunication Services relative to the S&P 500 Index, the Fund’s benchmark.

Diversification by Sector

as of June 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.4%
Consumer Staples	10.6
Energy	6.1
Financials	10.3
Health Care	21.8
Industrials	10.4
Information Technology	16.7
Materials	2.9
Utilities	4.6
Total	97.8%
Short-Term Investments	2.3
Other Assets and Liabilities	(0.1)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Disciplined Equity HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.8%
	Banks - 3.5%
757	EverBank Financial Corp.	$15,255
173	PNC Financial Services Group, Inc.	15,412
		30,667
	Capital Goods - 5.8%
153	AMETEK, Inc.	7,988
60	Boeing Co.	7,644
91	Dover Corp.	8,248
112	Illinois Tool Works, Inc.	9,783
148	United Technologies Corp.	17,126
		50,789
	Commercial and Professional Services - 3.0%
151	Equifax, Inc. ●	10,972
106	Quintiles Transnational Holdings ●	5,630
156	Verisk Analytics, Inc. ●	9,343
		25,945
	Consumer Durables and Apparel - 2.3%
81	PVH Corp.	9,400
66	Ralph Lauren Corp.	10,559
		19,959
	Consumer Services - 0.8%
92	Starwood Hotels & Resorts, Inc.	7,473

	Diversified Financials - 2.5%
376	JP Morgan Chase & Co.	21,658

	Energy - 6.1%
104	Anadarko Petroleum Corp.	11,355
159	Chevron Corp.	20,722
80	EOG Resources, Inc.	9,369
168	Halliburton Co.	11,954
		53,400
	Food and Staples Retailing - 4.0%
141	Costco Wholesale Corp.	16,211
255	CVS Caremark Corp.	19,212
		35,423
	Food, Beverage and Tobacco - 4.1%
209	Altria Group, Inc.	8,757
471	Mondelez International, Inc.	17,722
138	Monster Beverage Corp. ●	9,826
		36,305
	Health Care Equipment and Services - 11.9%
135	Cerner Corp. ●	6,940
129	Covidien plc	11,673
237	Envision Healthcare Holdings ●	8,499
102	McKesson Corp.	18,984
233	MEDNAX, Inc. ●	13,531
201	Omnicare, Inc.	13,409
179	Team Health Holdings ●	8,932
167	UnitedHealth Group, Inc.	13,625
85	Zimmer Holdings, Inc.	8,850
		104,443
	Household and Personal Products - 2.5%
521	Coty, Inc.	8,918
173	Estee Lauder Co., Inc.	12,816
		21,734
	Insurance - 4.3%
164	ACE Ltd.	16,971
179	American International Group, Inc.	9,752
122	Aon plc	10,994
		37,717
	Materials - 2.9%
60	Airgas, Inc.	6,574
188	Crown Holdings, Inc. ●	9,370
47	Sherwin-Williams Co.	9,707
		25,651
	Media - 3.8%
289	Comcast Corp. Special Class A	15,398
213	DirecTV ●	18,102
		33,500
	Pharmaceuticals, Biotechnology and Life Sciences - 9.9%
48	Actavis plc ●	10,641
307	Bristol-Myers Squibb Co.	14,909
318	Eli Lilly & Co.	19,798
178	Gilead Sciences, Inc. ●	14,784
340	Merck & Co., Inc.	19,679
61	Salix Pharmaceuticals Ltd. ●	7,480
		87,291
	Retailing - 7.5%
35	AutoZone, Inc. ●	18,575
257	Dollar Tree, Inc. ●	13,988
259	Lowe's Cos., Inc.	12,439
150	Ross Stores, Inc.	9,930
200	TJX Cos., Inc.	10,627
		65,559
	Software and Services - 13.5%
144	Accenture plc	11,673
548	Activision Blizzard, Inc.	12,209
204	Automatic Data Processing, Inc.	16,150
488	Genpact Ltd. ●	8,552
20	Google, Inc. Class A ●	11,653
22	Google, Inc. Class C ●	12,383
192	Intuit, Inc.	15,458
142	Jack Henry & Associates, Inc.	8,424
115	Mastercard, Inc.	8,457
169	Microsoft Corp.	7,058
129	VeriSign, Inc. ●	6,279
		118,296
	Technology Hardware and Equipment - 3.2%
116	Apple, Inc.	10,806
217	Qualcomm, Inc.	17,205
		28,011
	Transportation - 1.6%
133	United Parcel Service, Inc. Class B	13,630

	Utilities - 4.6%
268	American Electric Power Co., Inc.	14,971
160	NextEra Energy, Inc.	16,444
152	Pinnacle West Capital Corp.	8,807
		40,222
	Total Common Stocks
	(Cost $667,797)	$857,673

	Total Long-Term Investments
	(Cost $667,797)	$857,673

The accompanying notes are an integral part of these financial statements.

5

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 2.3%
Repurchase Agreements - 2.3%
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $1,726, collateralized by FHLMC
2.23% - 5.99%, 2030 - 2044, FNMA 2.31% -
	6.34%, 2020 - 2042, value of $1,760)
$1,726	0.10%, 6/30/2014		$1,726
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of
$2,636, collateralized by U.S. Treasury Bill
0.13%, 2015, U.S. Treasury Bond 2.75% -
10.63%, 2015 - 2044, U.S. Treasury Note 0.13%
	- 4.50%, 2014 - 2024, value of $2,689)
2,636	0.09%, 6/30/2014		2,636
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of
$1,124, collateralized by FHLMC 2.00% - 5.50%,
2018 - 2041, FNMA 2.00% - 4.50%, 2026 -
2042, GNMA 3.00% - 4.00%, 2042 - 2043, U.S.
Treasury Bill 0.05%, 2014, U.S. Treasury Note
	0.75%, 2018, value of $1,147)
1,124	0.11%, 6/30/2014		1,124
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $1,040, collateralized by U.S. Treasury Note 0.63% - 0.88%, 2018 - 2019, value of $1,061)
1,040	0.07%, 6/30/2014		1,040
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $2,395, collateralized by U.S.
Treasury Bond 4.38% - 7.50%, 2016 - 2040,
U.S. Treasury Note 0.50% - 3.00%, 2014 - 2020,
	value of $2,443)
2,395	0.06%, 6/30/2014		2,395
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $3,671, collateralized by U.S. Treasury Note 0.38% - 3.13%, 2015 - 2022, value of $3,745)
3,671	0.08%, 6/30/2014		3,671
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $7,642, collateralized by FHLMC 3.50% - 4.00%, 2026 - 2044, FNMA 2.50% - 5.00%, 2025 - 2043, value of $7,794)
7,642	0.11%, 6/30/2014		7,642
	UBS Securities Repurchase Agreement (maturing on 07/01/2014 in the amount of $31, collateralized by U.S. Treasury Note 2.13%, 2020, value of $32)
31	0.05%, 6/30/2014		31
			20,265
	Total Short-Term Investments
	(Cost $20,265)		$20,265

	Total Investments
	(Cost $688,062) ▲	100.1%	$877,938
	Other Assets and Liabilities	(0.1)%	(534)
	Total Net Assets	100.0%	$877,404

The accompanying notes are an integral part of these financial statements.

6

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $687,875 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$191,755
Unrealized Depreciation	(1,692)
Net Unrealized Appreciation	$190,063

●	Non-income producing.

Cash pledged and received as collateral in connection with derivatives at June 30, 2014.

	Pledged	Received
Futures contracts	$809	$–
Total	$809	$–

Futures Contracts Outstanding at June 30, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
S&P 500 (E-Mini) Future	187	09/19/2014	$18,090	$18,255	$165	$–	$4	$–

*	The number of contracts does not omit 000's.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford Disciplined Equity HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$857,673	$857,673	$–	$–
Short-Term Investments	20,265	–	20,265	–
Total	$877,938	$857,673	$20,265	$–
Futures *	$165	$165	$–	$–
Total	$165	$165	$–	$–

♦	For the six-month period ended June 30, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

8

Hartford Disciplined Equity HLS Fund
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $688,062)	$877,938
Cash	813	*
Receivables:
Fund shares sold	9
Dividends and interest	603
Variation margin on financial derivative instruments	4
Total assets	879,367
Liabilities:
Payables:
Fund shares redeemed	1,733
Investment management fees	87
Distribution fees	4
Accrued expenses	139
Total liabilities	1,963
Net assets	$877,404
Summary of Net Assets:
Capital stock and paid-in-capital	$496,532
Undistributed net investment income	3,200
Accumulated net realized gain	187,631
Unrealized appreciation of investments	190,041
Net assets	$877,404
Shares authorized	3,500,000
Par value	$0.001
Class IA: Net asset value per share	$19.64
Shares outstanding	39,034
Net assets	$766,730
Class IB: Net asset value per share	$19.52
Shares outstanding	5,669
Net assets	$110,674

*	Cash of $809 was pledged as initial margin deposit and collateral for daily variation margin loss on open financial derivative instruments at June 30, 2014.

The accompanying notes are an integral part of these financial statements.

9

Hartford Disciplined Equity HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2014 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$6,286
Interest	2
Total investment income, net	6,288

Expenses:
Investment management fees	3,155
Transfer agent fees	3
Distribution fees - Class IB	139
Custodian fees	3
Accounting services fees	53
Board of Directors' fees	12
Audit fees	9
Other expenses	92
Total expenses (before fees paid indirectly)	3,466
Commission recapture	(1)
Total fees paid indirectly	(1)
Total expenses, net	3,465
Net Investment Income	2,823

Net Realized Gain on Investments and Other Financial Instruments:
Net realized gain on investments	188,363
Net realized gain on futures contracts	249
Net realized gain on written option contracts	92
Net Realized Gain on Investments and Other Financial Instruments	188,704

Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments:
Net unrealized depreciation of investments	(132,906)
Net unrealized appreciation of futures contracts	165
Net unrealized appreciation of written option contracts	49
Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments	(132,692)
Net Gain on Investments and Other Financial Instruments	56,012
Net Increase in Net Assets Resulting from Operations	$58,835

The accompanying notes are an integral part of these financial statements.

10

Hartford Disciplined Equity HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$2,823	$9,717
Net realized gain on investments and other financial instruments	188,704	139,246
Net unrealized appreciation (depreciation) of investments and other financial instruments	(132,692)	136,571
Net Increase in Net Assets Resulting from Operations	58,835	285,534
Distributions to Shareholders:
From net investment income
Class IA	—	(7,372)
Class IB	—	(797)
Total distributions	—	(8,169)
Capital Share Transactions:
Class IA
Sold	2,413	57,246
Issued on reinvestment of distributions	—	7,372
Redeemed	(98,325)	(293,919)
Total capital share transactions	(95,912)	(229,301)
Class IB
Sold	310	9,794
Issued on reinvestment of distributions	—	797
Redeemed	(15,526)	(43,219)
Total capital share transactions	(15,216)	(32,628)
Net decrease from capital share transactions	(111,128)	(261,929)
Net Increase (Decrease) in Net Assets	(52,293)	15,436
Net Assets:
Beginning of period	929,697	914,261
End of period	$877,404	$929,697
Undistributed (distribution in excess of) net investment income	$3,200	$377
Shares:
Class IA
Sold	129	3,665
Issued on reinvestment of distributions	—	408
Redeemed	(5,264)	(18,406)
Total share activity	(5,135)	(14,333)
Class IB
Sold	17	624
Issued on reinvestment of distributions	—	44
Redeemed	(838)	(2,729)
Total share activity	(821)	(2,061)

The accompanying notes are an integral part of these financial statements.

11

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements
June 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

Hartford Disciplined Equity HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

12

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of over-the-counter ("OTC") options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund's Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of

13

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary which follows the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the

14

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2014.

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally

15

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

As of June 30, 2014 the Fund had no outstanding purchased option or written option contracts. Transactions involving written option contracts during the six-month period June 30, 2014, are summarized below:

	Options Contract Activity During the Six-month Period Ended June 30, 2014
Call Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	395	$39
Written	1,679	129
Expired	(155)	(31)
Closed	(1,785)	(121)
Exercised	(134)	(16)
End of period	—	$—

Put Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	528	$18
Written	871	61
Expired	(432)	(30)
Closed	(967)	(49)
Exercised	—	—
End of period	—	$—

* The number of contracts does not omit 000's.

Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Variation margin receivable *	$—	$—	$—	$4	$—	$—	$4
Total	$—	$—	$—	$4	$—	$—	$4

*	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $165 as reported in the Schedule of Investments.

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2014.

16

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on futures contracts	$—	$—	$—	$249	$—	$—	$249
Net realized gain on written option contracts	—	—	—	92	—	—	92
Total	$—	$—	$—	$341	$—	$—	$341

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of futures contracts	$—	$—	$—	$165	$—	$—	$165
Net change in unrealized appreciation of written option contracts	—	—	—	49	—	—	49
Total	$—	$—	$—	$214	$—	$—	$214

Balance Sheet Offsetting Information - Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Futures Commission Merchant's ("FCM") custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

Offsetting of Financial Assets and Derivative Assets as of June 30, 2014:

	Gross Amounts* of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Received	Cash Collateral Received	Net Amount (not less than $0)
Description
Futures contracts - Variation margin receivable	$4	$—	$—	$—	$4
Total subject to a master netting or similar arrangement	$4	$—	$—	$—	$4

*	Gross amounts presented as no amounts are netted within the Statements of Assets and Liabilities.

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2014:

	Gross Amounts* of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Pledged	Cash Collateral Pledged		Net Amount (not less than $0)
Description
Futures contracts - Variation margin payable	$—	$—	$—	$(809	)†	$—
Total subject to a master netting or similar arrangement	$—	$—	$—	$(809)		$—

*	Gross amounts presented as no amounts are netted within the Statement of Assets and Liabilities.
†	Pledged as initial margin deposit and collateral for daily variation margin loss on open financial derivative contracts held at June 30, 2014.

17

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$8,169	$13,968

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$377
Accumulated Capital and Other Losses*	(1,260)
Unrealized Appreciation†	322,920
Total Accumulated Earnings	$322,037

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the

18

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$(1,171)
Accumulated Net Realized Gain (Loss)	1,171

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax year end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$1,260
Total	$1,260

During the year ended December 31, 2013, the Fund utilized $139,515 of prior year capital loss carryforwards.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

19

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.012%
Over $5 billion	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund's expenses. For the six-month period ended June 30, 2014, this amount, if any, is included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2014
Class IA	0.76%
Class IB	1.01

Distribution Plan for Class IB Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

20

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.01%	0.01%
Total Return Excluding Payment from Affiliate	25.64%	25.32%

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$417,881	$—	$417,881
Sales Proceeds	533,794	—	533,794

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Fund did not have any borrowings under this facility.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

21

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

22

Hartford Disciplined Equity HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Six-Month Period Ended June 30, 2014 (Unaudited)
IA	$18.36	$0.06	$1.22	$1.28	$–	$–	$–	$19.64	6.97	%(D)	$766,730	0.76	%(E)	0.76	%(E)	0.67	%(E)
IB	18.27	0.04	1.21	1.25	–	–	–	19.52	6.84	(D)	110,674	1.01	(E)	1.01	(E)	0.42	(E)

For the Year Ended December 31, 2013
IA	$13.64	$0.17	$4.72	$4.89	$(0.17)	$–	$(0.17)	$18.36	35.82%		$811,099	0.76%		0.76%		1.07%
IB	13.58	0.13	4.68	4.81	(0.12)	–	(0.12)	18.27	35.47		118,598	1.01		1.01		0.82

For the Year Ended December 31, 2012 (F)
IA	$11.78	$0.22	$1.86	$2.08	$(0.22)	$–	$(0.22)	$13.64	17.62%		$798,148	0.75%		0.75%		1.45%
IB	11.73	0.18	1.85	2.03	(0.18)	–	(0.18)	13.58	17.33		116,113	1.00		1.00		1.20

For the Year Ended December 31, 2011 (F)
IA	$11.79	$0.14	$(0.01)	$0.13	$(0.14)	$–	$(0.14)	$11.78	1.15%		$852,312	0.74%		0.74%		1.06%
IB	11.73	0.11	–	0.11	(0.11)	–	(0.11)	11.73	0.90		129,416	0.99		0.99		0.81

For the Year Ended December 31, 2010 (F)
IA	$10.47	$0.15	$1.32	$1.47	$(0.15)	$–	$(0.15)	$11.79	14.04%		$1,022,321	0.75%		0.75%		1.35%
IB	10.42	0.13	1.30	1.43	(0.12)	–	(0.12)	11.73	13.76		159,898	1.00		1.00		1.10

For the Year Ended December 31, 2009 (F)
IA	$8.46	$0.15	$2.01	$2.16	$(0.15)	$–	$(0.15)	$10.47	25.65	%(G)	$1,008,875	0.75%		0.75%		1.56%
IB	8.41	0.13	2.00	2.13	(0.12)	–	(0.12)	10.42	25.33	(G)	173,063	1.00		1.00		1.31

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	48%
For the Year Ended December 31, 2013	23
For the Year Ended December 31, 2012	34
For the Year Ended December 31, 2011	44
For the Year Ended December 31, 2010	44
For the Year Ended December 31, 2009	59

23

Hartford Disciplined Equity HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

24

Hartford Disciplined Equity HLS Fund
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

25

Hartford Disciplined Equity HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford Disciplined Equity HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,069.70	$3.90	$1,000.00	$1,021.03	$3.81	0.76%	181	365
Class IB	$1,000.00	$1,068.40	$5.18	$1,000.00	$1,019.79	$5.06	1.01	181	365

27

Hartford Disciplined Equity HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Foreign Investment Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Potential risks include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting and other reporting requirements, unfavorable changes in currency exchange rates, and economic and political disruptions.

Quantitative Analysis Risk: The Fund uses quantitative analysis in its securities selection; securities selected by this method may perform differently from the broader stock market.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

28

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-DE14 8-14 115338-1 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD DIVIDEND AND GROWTH HLS FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Dividend and Growth HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Dividend and Growth HLS Fund inception 03/09/1994

(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

Performance Overview 6/30/04 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	10 Years
Dividend and Growth IA	8.13%	23.83%	17.67%	9.00%
Dividend and Growth IB	8.00%	23.51%	17.38%	8.72%
Russell 1000 Value Index	8.28%	23.81%	19.23%	8.03%
S&P 500 Index	7.14%	24.61%	18.83%	7.78%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the total annual operating expense ratios for Class IA and Class IB were 0.67% and 0.92%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Dividend and Growth HLS Fund
Manager Discussion
June 30, 2014 (Unaudited)

Portfolio Managers
Edward P. Bousa, CFA	Donald J. Kilbride	Matthew G. Baker
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Dividend and Growth HLS Fund returned 8.13% for the six-month period ended June 30, 2014, outperforming the Fund’s benchmark, the S&P 500 Index, which returned 7.14% for the same period. The Fund underperformed the Russell 1000 Value Index, which returned 8.28% for the same period. The Fund outperformed the 7.33% average return of the Lipper Equity Income Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities surged during the period, ending June near an all-time high. From its closing low on March 9, 2009, the S&P 500 Index ended June 2014 up 224%. After finishing their best year since 1997, U.S. stocks began 2014 with their worst month in nearly two years. Worries about a slowdown in China and general angst surrounding emerging markets overshadowed a fairly benign domestic environment. However, robust merger and acquisition activity and an uncontested increase in the debt ceiling from Congress helped stoke investors' risk appetites in February. Earnings season in April provided a varied yet encouraging picture, with companies generally reporting healthy earnings but more subdued revenues. The rally marched on in May amid renewed signs of life in the housing market and the best payroll gain in more than two years. In June, strong manufacturing activity, coupled with continued positive momentum in housing and employment data, helped to offset a large negative revision to first quarter economic growth.

Overall equity market performance was positive for the period across all market capitalizations: Mid caps (+8%), large cap equities (+7%), and small caps (+3%) all rose as represented by the S&P MidCap 400, S&P 500, and Russell 2000 Indices, respectively. During the six-month period, all ten sectors within the S&P 500 Index posted positive returns, led by Utilities (+19%), Energy (+13%), and Healthcare (+11%).

The Fund’s performance relative to the S&P 500 was driven primarily by stock selection. Security selection within Healthcare, Consumer Discretionary, and Financials contributed positively to relative performance, while selection within Consumer Staples and Telecommunication Services detracted from relative performance. Sector allocation, a result of our bottom-up security selection process, contributed modestly to relative returns. Our underweight position in Consumer Discretionary and overweight position in Healthcare positively contributed to relative performance, while an overweight to Financials and underweight to Information Technology detracted from relative performance. A modest cash position detracted in an upward trending market.

The Fund’s top contributors to performance relative to the S&P 500 Index during the period were AstraZeneca (Healthcare), Anadarko Petroleum (Energy), and Wells Fargo (Financials). Shares of AstraZeneca, a U.K.-based multinational pharmaceutical company focused on cardiovascular, gastrointestinal respiratory, oncology, and neuroscience treatments, outperformed during the period on news that U.S.-based pharmaceutical giant Pfizer offered to acquire the company at a price that AstraZeneca dismissed as being too low. Shares of Anadarko Petroleum, a U.S.-based independent oil exploration and production company, outperformed during the period after the company announced it had settled the Tronox litigation for $5.15 billion, a much lower figure than many investors feared. Shares of Wells Fargo, a U.S.-based diversified bank, outperformed after the company reported first quarter earnings results well ahead of expectations. Deposit growth remained solid and loans rose solidly with a better outlook going forward. Merck (Healthcare) was among the top contributors to absolute performance.

The Fund’s top detractors from returns relative to the S&P 500 Index were Prudential Financial (Financials), Apple (Information Technology), and JPMorgan Chase (Financials). Shares of Prudential Financial, a large U.S. life insurer with a sizable business in Japan, fell during the period after the company delivered weaker-than-expected fourth quarter earnings, in part due to disappointing results in the International division. Lower-than-anticipated long-term interest rates also weighed on the shares. Shares of Apple, a U.S.-based designer and manufacturer of consumer electronics, software, and computers, rose during the period after the company posted strong quarterly results led by much better-than-expected iPhone sales. Our underweight position in Apple, a strong performing S&P 500 constituent, detracted from relative returns. Shares of JPMorgan Chase, a U.S.-based global financial services firm, underperformed during the period after the company posted quarterly results that were below expectations on both the top and bottom lines, driven by disappointing mortgage results and lower activity levels across the business. Citigroup (Financials), General Electric (Industrials), and Bristol-Meyers Squibb (Healthcare) also detracted from absolute returns.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

3

Hartford Dividend and Growth HLS Fund
Manager Discussion – (continued)
June 30, 2014 (Unaudited)

What is the outlook?

Overall, our view on the U.S. economy is more cautious than it was last year. For some time, we have been below consensus in our outlook for U.S. growth and we believe that this now appears to have been borne out. From a portfolio perspective, we believe we are well positioned for a tepid economic environment. We remain focused on the significance of dividends, effective use of capital, and franchise value. We believe we have a solid portfolio of undervalued market leaders, stocks in industries with improving supply/demand trends, and solid companies that are temporarily out of favor. At the end of the period, our largest overweights were to the Financials and Healthcare sectors, while we remained underweight the Consumer Discretionary and Information Technology sectors, relative to the S&P 500 Index.

Diversification by Sector
as of June 30, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	7.6%
Consumer Staples	7.2
Energy	11.2
Financials	21.3
Health Care	16.7
Industrials	12.6
Information Technology	14.2
Materials	2.3
Services	2.6
Utilities	3.2
Total	98.9%
Short-Term Investments	1.0
Other Assets and Liabilities	0.1
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Dividend and Growth HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.9%
	Automobiles and Components - 1.7%
3,503	Ford Motor Co.	$60,392
366	Honda Motor Co., Ltd. ADR	12,817
		73,209
	Banks - 7.7%
460	Bank of Nova Scotia	30,636
880	PNC Financial Services Group, Inc.	78,377
742	US Bancorp	32,127
3,612	Wells Fargo & Co.	189,858
		330,998
	Capital Goods - 7.0%
152	Caterpillar, Inc.	16,489
368	Deere & Co.	33,314
538	Eaton Corp. plc	41,487
72	General Dynamics Corp.	8,408
1,690	General Electric Co.	44,419
496	Honeywell International, Inc.	46,063
81	Lockheed Martin Corp.	12,987
437	Raytheon Co.	40,275
633	Textron, Inc.	24,248
293	United Technologies Corp.	33,771
		301,461
	Commercial and Professional Services - 1.0%
605	Equifax, Inc. ●	43,887

	Diversified Financials - 6.8%
399	Ameriprise Financial, Inc.	47,839
1,633	Bank of America Corp.	25,099
185	BlackRock, Inc.	59,203
931	Citigroup, Inc.	43,854
1,990	JP Morgan Chase & Co.	114,684
		290,679
	Energy - 11.2%
624	Anadarko Petroleum Corp.	68,362
916	BP plc ADR	48,335
965	Chevron Corp.	125,935
968	Exxon Mobil Corp.	97,420
486	Halliburton Co.	34,478
376	Imperial Oil Ltd.	19,768
230	Phillips 66	18,488
360	Schlumberger Ltd.	42,476
577	Suncor Energy, Inc.	24,592
		479,854
	Food and Staples Retailing - 2.7%
982	CVS Caremark Corp.	74,022
548	Wal-Mart Stores, Inc.	41,168
		115,190
	Food, Beverage and Tobacco - 3.5%
57	Anheuser-Busch InBev N.V. ADR	6,506
583	Kraft Foods Group, Inc.	34,933
607	Mondelez International, Inc.	22,844
492	Philip Morris International, Inc.	41,484
1,038	Unilever N.V. Class NY ADR	45,414
		151,181
	Health Care Equipment and Services - 4.0%
820	Cardinal Health, Inc.	56,225
1,119	Medtronic, Inc.	71,374
540	UnitedHealth Group, Inc.	44,178
		171,777
	Household and Personal Products - 1.0%
541	Procter & Gamble Co.	42,537

	Insurance - 6.8%
734	ACE Ltd.	76,160
477	Aflac, Inc.	29,662
583	Marsh & McLennan Cos., Inc.	30,205
737	MetLife, Inc.	40,959
777	Principal Financial Group, Inc.	39,229
849	Prudential Financial, Inc.	75,377
		291,592
	Materials - 2.3%
832	Dow Chemical Co.	42,791
719	Goldcorp, Inc.	20,070
746	International Paper Co.	37,635
		100,496
	Media - 4.8%
2,059	Comcast Corp. Class A	110,504
839	Time Warner, Inc.	58,921
442	Walt Disney Co.	37,911
		207,336
	Pharmaceuticals, Biotechnology and Life Sciences - 12.7%
798	AstraZeneca plc ADR	59,325
974	Bristol-Myers Squibb Co.	47,242
1,161	Eli Lilly & Co.	72,195
1,021	Johnson & Johnson	106,865
2,692	Merck & Co., Inc.	155,739
2,413	Pfizer, Inc.	71,603
1,083	Zoetis, Inc.	34,936
		547,905
	Retailing - 1.1%
984	Lowe's Cos., Inc.	47,223

	Semiconductors and Semiconductor Equipment - 3.1%
422	Analog Devices, Inc.	22,828
2,322	Intel Corp.	71,739
843	Texas Instruments, Inc.	40,281
		134,848
	Software and Services - 7.4%
693	Accenture plc	55,986
511	eBay, Inc. ●	25,569
3	Google, Inc. Class C ●	1,783
177	IBM Corp.	32,172
2,617	Microsoft Corp.	109,132
743	Oracle Corp.	30,109
1,324	Symantec Corp.	30,320
2,474	Xerox Corp.	30,772
		315,843
	Technology Hardware and Equipment - 3.7%
691	Apple, Inc.	64,173
2,273	Cisco Systems, Inc.	56,475
500	Qualcomm, Inc.	39,625
		160,273
	Telecommunication Services - 2.6%
2,305	Verizon Communications, Inc.	112,792

	Transportation - 4.6%
1,434	CSX Corp.	44,180
1,210	Delta Air Lines, Inc.	46,836
250	FedEx Corp.	37,836

The accompanying notes are an integral part of these financial statements.

5

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 98.9% - (continued)
	Transportation - 4.6% - (continued)
668	United Parcel Service, Inc. Class B		$68,533
			197,385
	Utilities - 3.2%
457	Dominion Resources, Inc.		32,663
744	Exelon Corp.		27,128
529	NextEra Energy, Inc.		54,216
577	NRG Energy, Inc.		21,457
			135,464
	Total Common Stocks
	(Cost $2,782,771)		$4,251,930

	Total Long-Term Investments
	(Cost $2,782,771)		$4,251,930

Short-Term Investments - 1.0%
	Repurchase Agreements - 1.0%
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $3,511, collateralized by FHLMC
2.23% - 5.99%, 2030 - 2044, FNMA 2.31% -
	6.34%, 2020 - 2042, value of $3,582)
$3,511	0.10%, 6/30/2014		$3,511
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of
$5,364, collateralized by U.S. Treasury Bill
0.13%, 2015, U.S. Treasury Bond 2.75% -
10.63%, 2015 - 2044, U.S. Treasury Note 0.13%
	- 4.50%, 2014 - 2024, value of $5,472)
5,364	0.09%, 6/30/2014		5,364
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of
$2,288, collateralized by FHLMC 2.00% -
5.50%, 2018 - 2041, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00% - 4.00%, 2042 -
2043, U.S. Treasury Bill 0.05%, 2014, U.S.
	Treasury Note 0.75%, 2018, value of $2,333)
2,288	0.11%, 6/30/2014		2,288
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $2,116, collateralized by U.S. Treasury Note 0.63% - 0.88%, 2018 - 2019, value of $2,158)
2,116	0.07%, 6/30/2014		2,116
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $4,875, collateralized by U.S.
Treasury Bond 4.38% - 7.50%, 2016 - 2040,
U.S. Treasury Note 0.50% - 3.00%, 2014 -
	2020, value of $4,972)
4,875	0.06%, 6/30/2014		4,875
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $7,471, collateralized by U.S. Treasury Note 0.38% - 3.13%, 2015 - 2022, value of $7,621)
7,471	0.08%, 6/30/2014		7,471
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $15,551, collateralized by FHLMC 3.50% - 4.00%, 2026 - 2044, FNMA 2.50% - 5.00%, 2025 - 2043, value of $15,862)
15,551	0.11%, 6/30/2014		15,551
	UBS Securities Repurchase Agreement (maturing on 07/01/2014 in the amount of $64, collateralized by U.S. Treasury Note 2.13%, 2020, value of $65)
64	0.05%, 6/30/2014		64
			41,240
	Total Short-Term Investments
	(Cost $41,240)		$41,240

	Total Investments
	(Cost $2,824,011) ▲	99.9%	$4,293,170
	Other Assets and Liabilities	0.1%	4,280
	Total Net Assets	100.0%	$4,297,450

The accompanying notes are an integral part of these financial statements.

6

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $2,828,056 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,477,951
Unrealized Depreciation	(12,837)
Net Unrealized Appreciation	$1,465,114

●	Non-income producing.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford Dividend and Growth HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$4,251,930	$4,251,930	$–	$–
Short-Term Investments	41,240	–	41,240	–
Total	$4,293,170	$4,251,930	$41,240	$–

♦	For the six-month period ended June 30, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

8

Hartford Dividend and Growth HLS Fund
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $2,824,011)	$4,293,170
Cash	1
Receivables:
Investment securities sold	13,795
Fund shares sold	429
Dividends and interest	4,535
Other assets	5
Total assets	4,311,935
Liabilities:
Payables:
Fund shares redeemed	13,773
Investment management fees	381
Distribution fees	21
Accrued expenses	310
Total liabilities	14,485
Net assets	$4,297,450
Summary of Net Assets:
Capital stock and paid-in-capital	$2,074,892
Undistributed net investment income	40,477
Accumulated net realized gain	712,921
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	1,469,160
Net assets	$4,297,450
Shares authorized	4,000,000
Par value	$0.001
Class IA: Net asset value per share	$29.25
Shares outstanding	125,962
Net assets	$3,684,876
Class IB: Net asset value per share	$29.15
Shares outstanding	21,011
Net assets	$612,574

The accompanying notes are an integral part of these financial statements.

9

Hartford Dividend and Growth HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2014 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$53,010
Interest	13
Less: Foreign tax withheld	(276)
Total investment income, net	52,747

Expenses:
Investment management fees	13,629
Transfer agent fees	3
Distribution fees - Class IB	750
Custodian fees	7
Accounting services fees	254
Board of Directors' fees	50
Audit fees	23
Other expenses	247
Total expenses (before fees paid indirectly)	14,963
Commission recapture	(14)
Total fees paid indirectly	(14)
Total expenses, net	14,949
Net Investment Income	37,798

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	239,797
Net realized gain on foreign currency contracts	—
Net realized loss on other foreign currency transactions	(3)
Net Realized Gain on Investments and Foreign Currency Transactions	239,794

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	55,461
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	1
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	55,462
Net Gain on Investments and Foreign Currency Transactions	295,256
Net Increase in Net Assets Resulting from Operations	$333,054

The accompanying notes are an integral part of these financial statements.

10

Hartford Dividend and Growth HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$37,798	$81,116
Net realized gain on investments and foreign currency transactions	239,794	504,606
Net unrealized appreciation of investments and foreign currency transactions	55,462	630,298
Net Increase in Net Assets Resulting from Operations	333,054	1,216,020
Distributions to Shareholders:
From net investment income
Class IA	—	(69,768)
Class IB	—	(10,132)
Total from net investment income	—	(79,900)
From net realized gain on investments
Class IA	—	(100,606)
Class IB	—	(16,432)
Total from net realized gain on investments	—	(117,038)
Total distributions	—	(196,938)
Capital Share Transactions:
Class IA
Sold	17,193	143,649
Issued on reinvestment of distributions	—	170,374
Redeemed	(379,074)	(1,089,386)
Total capital share transactions	(361,881)	(775,363)
Class IB
Sold	5,568	57,875
Issued on reinvestment of distributions	—	26,564
Redeemed	(61,225)	(193,494)
Total capital share transactions	(55,657)	(109,055)
Net decrease from capital share transactions	(417,538)	(884,418)
Net Increase (Decrease) in Net Assets	(84,484)	134,664
Net Assets:
Beginning of period	4,381,934	4,247,270
End of period	$4,297,450	$4,381,934
Undistributed (distribution in excess of) net investment income	$40,477	$2,679
Shares:
Class IA
Sold	620	5,815
Issued on reinvestment of distributions	—	6,547
Redeemed	(13,674)	(43,794)
Total share activity	(13,054)	(31,432)
Class IB
Sold	201	2,348
Issued on reinvestment of distributions	—	1,025
Redeemed	(2,226)	(7,843)
Total share activity	(2,025)	(4,470)

The accompanying notes are an integral part of these financial statements.

11

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements
June 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

Hartford Dividend and Growth HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA, Class IB and Class IC shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and are also subject to an administrative service fee. Class IC shares have not commenced operations and are not currently offered for sale as of the date of this report.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV

12

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund's Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the

13

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary which follows the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

14

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund had no when-issued or delayed-delivery investments as of June 30, 2014.

Financial Derivative Investments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the

15

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding foreign currency contracts as of June 30, 2014.

Additional Derivative Instrument Information:

The volume of derivative activity was minimal during the six-month period ended June 30, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2014:

Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments,

16

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$79,900	$96,007
Long-Term Capital Gains*	117,038	—

*	The Fund designates these distributions as long-term capital gain ividends pursuant to IRC Sec. 852(b)(3)(C).

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$52,045
Undistributed Long-Term Capital Gain	427,806
Unrealized Appreciation*	1,409,653
Total Accumulated Earnings	$1,889,504

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$(96)
Accumulated Net Realized Gain (Loss)	96

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2013.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

17

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6200%
On next $5 billion	0.6150%
Over $10 billion	0.6100%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.012%
Over $5 billion	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund's expenses. For the six-month period ended June 30, 2014, this amount, if any, is included in the Statement of Operations.

18

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2014
Class IA	0.67%
Class IB	0.92

Distribution Plan for Class IB Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payment from Affiliate	24.67	24.36

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$363,893	$—	$363,893
Sales Proceeds	726,415	—	726,415

19

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Fund did not have any borrowings under this facility.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

20

Hartford Dividend and Growth HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Six-Month Period Ended June 30, 2014 (Unaudited)
IA	$27.05	$0.25	$1.95	$2.20	$–	$–	$–	$29.25	8.13	%(D)	$3,684,876	0.67	%(E)	0.67	%(E)	1.82	%(E)
IB	26.99	0.21	1.95	2.16	–	–	–	29.15	8.00	(D)	612,574	0.92	(E)	0.92	(E)	1.57	(E)

For the Year Ended December 31, 2013
IA	$21.46	$0.46	$6.33	$6.79	$(0.51)	$(0.69)	$(1.20)	$27.05	31.92%		$3,760,183	0.67%		0.67%		1.88%
IB	21.42	0.40	6.31	6.71	(0.45)	(0.69)	(1.14)	26.99	31.58		621,751	0.92		0.92		1.62

For the Year Ended December 31, 2012 (F)
IA	$19.34	$0.49	$2.13	$2.62	$(0.50)	$–	$(0.50)	$21.46	13.59%		$3,658,076	0.67%		0.67%		2.13%
IB	19.30	0.45	2.11	2.56	(0.44)	–	(0.44)	21.42	13.31		589,194	0.92		0.92		1.88

For the Year Ended December 31, 2011 (F)
IA	$19.50	$0.42	$(0.16)	$0.26	$(0.42)	$–	$(0.42)	$19.34	1.32%		$3,851,657	0.67%		0.67%		1.98%
IB	19.46	0.36	(0.16)	0.20	(0.36)	–	(0.36)	19.30	1.06		658,419	0.92		0.92		1.73

For the Year Ended December 31, 2010 (F)
IA	$17.55	$0.35	$1.96	$2.31	$(0.36)	$–	$(0.36)	$19.50	13.21%		$4,409,787	0.68%		0.68%		1.87%
IB	17.51	0.32	1.94	2.26	(0.31)	–	(0.31)	19.46	12.93		756,001	0.93		0.93		1.62

For the Year Ended December 31, 2009 (F)
IA	$14.37	$0.35	$3.19	$3.54	$(0.36)	$–	$(0.36)	$17.55	24.68	%(G)	$4,247,031	0.69%		0.69%		2.24%
IB	14.34	0.33	3.16	3.49	(0.32)	–	(0.32)	17.51	24.36	(G)	815,752	0.94		0.94		2.00

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	9%
For the Year Ended December 31, 2013	25
For the Year Ended December 31, 2012	20
For the Year Ended December 31, 2011	24
For the Year Ended December 31, 2010	32
For the Year Ended December 31, 2009	34

21

Hartford Dividend and Growth HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

22

Hartford Dividend and Growth HLS Fund
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

23

Hartford Dividend and Growth HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

Hartford Dividend and Growth HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,081.30	$3.46	$1,000.00	$1,021.47	$3.36	0.67%	181	365
Class IB	$1,000.00	$1,080.00	$4.74	$1,000.00	$1,020.23	$4.61	0.92	181	365

25

Hartford Dividend and Growth HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Foreign Investment Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Potential risks include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting and other reporting requirements, unfavorable changes in currency exchange rates, and economic and political disruptions.

Dividend Paying Security Investment Risk: Dividends are not guaranteed and are subject to change. Dividend paying securities as a group can fall out of favor with the market, causing the Fund to underperform.

26

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-DG14 8-14 113538-3 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD GLOBAL GROWTH HLS FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Global Growth HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Global Growth HLS Fund inception 09/30/1998
(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks growth of capital.

Performance Overview 6/30/04 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	10 Years
Global Growth IA	5.06%	28.46%	16.63%	5.88%
Global Growth IB	4.96%	28.14%	16.34%	5.61%
MSCI World Growth Index	5.57%	24.67%	15.86%	7.86%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI World Growth Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the total annual operating expense ratios for Class IA and Class IB were 0.82% and 1.07%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Global Growth HLS Fund

Manager Discussion

June 30, 2014 (Unaudited)

Portfolio Managers
John A. Boselli, CFA	Matthew D. Hudson, CFA
Senior Vice President and Equity Portfolio Manager	Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Global Growth HLS Fund returned 5.06% for the six-month period ended June 30, 2014, underperforming the Fund’s benchmark, the MSCI World Growth Index, which returned 5.57% for the same period. The Fund outperformed the 4.15% average return of the Lipper Global Large-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities rose during the semi-annual period. Despite ongoing geopolitical tensions surrounding the crisis in Ukraine, concerns about a Chinese growth slowdown, and unsettling economic and political developments in several other emerging market countries, the five-year-old stock market rally continued in the first half of 2014. Robust merger and acquisition activity, along with continued accommodative monetary policy from central banks around the globe, supported bullish sentiment in the second half of the period. The European Central Bank (ECB) introduced a set of unconventional monetary policy measures to fight disinflationary forces and rekindle growth in the Eurozone. In addition, the People's Bank of China announced a cut in the reserve requirement ratio for major banks to stimulate lending and support growth. Emerging market equities modestly underperformed their developed market counterparts despite seeing strong gains in the second half of the period.

For the semi-annual period, growth stocks (+5.6%) underperformed value stocks (+7.5%) as measured by the MSCI World Growth Index and the MSCI World Value Index, respectively. Within the MSCI World Growth Index, all ten sectors posted positive returns. Energy (+20%), Healthcare (+11%) and Materials (+8%) gained the most, while the Telecommunication Services (+1%), Consumer Discretionary (+1%), and Financials (+2%) sectors lagged on a relative basis.

The Fund’s modest underperformance versus the MSCI World Growth Index was primarily due to negative sector allocation, a residual of our bottom-up stock selection process. An underweight allocation to the Energy sector and an overweight allocation to the Financials sector detracted from relative returns. A small cash position detracted in an upward trending market environment. Security selection contributed to relative performance driven by strong selection in Information Technology, Consumer Staples, and Energy. This was partially offset by weaker selection in the Financials, Healthcare, and Consumer Discretionary sectors.

The top detractors from the Fund’s relative performance were Apple (Information Technology), Lululemon Athletica (Consumer Discretionary), and Julius Baer (Financials). Apple, a U.S.-based designer, manufacturer, and retailer of a range of personal electronic products, saw its stock continue to rebound following April's solid earnings report and the announcement that it was acquiring Beats Electronics for $3 billion. Our underweight position in Apple detracted from performance relative to the MSCI World Growth Index. Shares of U.S.-based Lululemon Athletica, a manufacturer and retailer of premium athletic apparel, declined as the company has yet to recover from prior product issues, and a new management team has come on board which will take time to chart a new course. Private Swiss bank franchise Julius Baer saw its shares decline on speculation that heightened regulatory fines for other financial firms are a proxy for what the company may have to pay to settle charges it helped its customers evade taxes. Top absolute detractors also included Ocwen Financial (Financials) and LinkedIn (Information Technology).

Top contributors to relative and absolute performance included Largan Precision (Information Technology), Green Mountain Coffee (Consumer Staples) and Pandora (Consumer Discretionary). Shares of Taiwan-based Largan Precision, the leading manufacturer of camera lenses for smartphones, moved higher as first quarter earnings and sales in April and May exceeded expectations driven by features upgrades in Apple and Chinese smartphones. Shares of Keurig Green Mountain, the leading producer of single-cup coffee brewers and other beverages, rose on news that Coca-Cola Co. would increase its stake in Keurig to 16% from 10% as part of a strategic partnership. Shares of Denmark-based, Pandora, a company engaged in the design, manufacture and marketing of jewelry, outperformed after the company posted quarterly earnings in line with market expectations and raised fiscal year revenue guidance.

Please note, derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

Overall, the global economy continues to grow slowly but steadily. The portfolio ended the period overweight stocks in the United States as strong relative growth continues, driven by consumer lending growth of 8% and increasing corporate spending. Over the past few years emerging markets have underperformed the broader global market, while Europe has generally done well compared to emerging markets. The portfolio ended the period overweight in its

3

Hartford Global Growth HLS Fund

Manager Discussion – (continued)

June 30, 2014 (Unaudited)

exposure to emerging markets while being underweight to Europe because we find fewer opportunities to buy what we believe are high quality growth companies trading at a discount to the market there.

At the end of the period, our largest sector overweights were to Information Technology, Financials, and Healthcare, while we remained underweight industrials, Consumer Staples, and Materials, relative to the MSCI World Growth Index.

Our focus remains on stock selection that is driven by bottom-up, fundamental research, diligent meetings with the managements of leading companies globally, and leveraging the deep research capabilities of our firm. As always, we invest in companies with improving fundamentals and catalysts that we think will lead to accelerating earnings growth above consensus expectations.

Diversification by Country

as of June 30, 2014

Percentage of
Country	Net Assets
Austria	0.5%
Belgium	2.4
British Virgin Islands	0.0
China	2.7
Denmark	1.6
Finland	0.6
France	1.9
Germany	3.7
Hong Kong	3.2
India	0.2
Ireland	0.6
Japan	3.6
Mexico	0.5
Netherlands	0.0
Spain	0.5
Sweden	0.9
Switzerland	4.1
Taiwan	1.5
United Kingdom	6.3
United States	63.3
Short-Term Investments	1.7
Other Assets and Liabilities	0.2
Total	100.0%

4

Hartford Global Growth HLS Fund

Schedule of Investments

June 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.9%
	Automobiles and Components - 0.6%
43	Delphi Automotive plc	$2,929

	Banks - 2.4%
203	Banco Bilbao Vizcaya Argentaria S.A.	2,589
43	BNP Paribas	2,913
84	Erste Group Bank AG	2,713
23	ICICI Bank Ltd.	1,158
429	Mitsubishi UFJ Financial Group, Inc.	2,636
		12,009
	Capital Goods - 6.9%
107	ABB Ltd. ADR	2,462
27	Honeywell International, Inc.	2,488
22	Lockheed Martin Corp.	3,615
491	Mitsubishi Heavy Industries Ltd.	3,067
24	Northrop Grumman Corp.	2,915
22	Parker-Hannifin Corp.	2,814
54	Safran S.A.	3,568
31	Schneider Electric S.A.	2,895
95	SKF AB Class B	2,425
9	SMC Corp. of America	2,525
74	Textron, Inc.	2,815
—	Vallourec S.A.	1
33	Wabco Holdings, Inc. ●	3,568
		35,158
	Commercial and Professional Services - 0.5%
37	Equifax, Inc. ●	2,692

	Consumer Durables and Apparel - 2.5%
27	Hugo Boss AG	3,999
44	JD.com, Inc. ●	1,260
51	Pandora A/S	3,924
164	Pulte Group, Inc.	3,311
		12,494
	Consumer Services - 4.2%
183	Compass Group plc	3,177
229	Galaxy Entertainment Group Ltd.	1,828
97	MGM Resorts International ●	2,569
934	Sands China Ltd.	7,047
37	Starbucks Corp.	2,880
53	Wyndham Worldwide Corp.	4,009
		21,510
	Diversified Financials - 8.9%
76	American Express Co. ‡	7,245
36	Ameriprise Financial, Inc.	4,369
16	Atlas Mara Co-Nvest Ltd. ⌂●†	172
22	BlackRock, Inc.	7,087
64	Discover Financial Services	3,980
74	Franklin Resources, Inc.	4,266
489	Henderson Group plc	2,012
12	Intercontinental Exchange, Inc.	2,324
56	JP Morgan Chase & Co.	3,201
69	Julius Baer Group Ltd.	2,834
47	Moody's Corp.	4,115
113	SEI Investments Co.	3,713
		45,318
	Energy - 3.4%
1	BP plc	8
109	Cobalt International Energy, Inc. ●	1,991
28	EOG Resources, Inc.	3,246
67	Halliburton Co.	4,763
17	Pioneer Natural Resources Co.	3,881
—	Royal Dutch Shell plc	6
30	Schlumberger Ltd.	3,554
		17,449
	Food and Staples Retailing - 2.3%
106	CVS Caremark Corp.	7,987
86	Seven & I Holdings Co., Ltd.	3,630
		11,617
	Food, Beverage and Tobacco - 5.1%
78	Anheuser-Busch InBev N.V.	8,915
100	Diageo Capital plc	3,184
65	Imperial Tobacco Group plc	2,940
32	Keurig Green Mountain, Inc.	4,042
62	Lorillard, Inc.	3,784
42	Monster Beverage Corp. ●	2,978
—	Naturex ☼	27
2	United Spirits Ltd.	92
		25,962
	Health Care Equipment and Services - 1.8%
40	Aetna, Inc.	3,241
49	Medtronic, Inc.	3,124
29	Zimmer Holdings, Inc.	3,012
		9,377
	Insurance - 5.2%
44	Aflac, Inc.	2,764
800	AIA Group Ltd.	4,018
124	American International Group, Inc.	6,781
116	Assured Guaranty Ltd.	2,854
161	Prudential plc	3,687
58	Sampo Oyj Class A	2,918
282	St. James's Place Capital plc	3,678
		26,700
	Materials - 1.6%
203	Cemex S.A.B. de C.V. ADR ●	2,687
33	HeidelbergCement AG	2,844
216	James Hardie Industries plc	2,816
		8,347
	Media - 4.5%
63	Comcast Corp. Class A	3,366
51	DirecTV ●	4,310
40	Scripps Networks Interactive Class A	3,229
326	Sky Deutschland AG ●	3,005
99	Twenty-First Century Fox, Inc.	3,470
36	Walt Disney Co.	3,065
120	WPP plc	2,622
		23,067
	Pharmaceuticals, Biotechnology and Life Sciences - 15.2%
33	Actelion Ltd.	4,122
33	Amgen, Inc.	3,915
75	AstraZeneca plc	5,580
15	Biogen Idec, Inc. ●	4,730
165	Bristol-Myers Squibb Co.	8,014
44	Celgene Corp. ●	3,809
4	Forest Laboratories, Inc. ●	398
117	Gilead Sciences, Inc. ●	9,710
130	Merck & Co., Inc.	7,521
63	Mylan, Inc. ●	3,242
93	Novo Nordisk A/S	4,283
14	Regeneron Pharmaceuticals, Inc. ●	3,998

The accompanying notes are an integral part of these financial statements.

5

Hartford Global Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.9% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 15.2% - (continued)
38	Roche Holding AG	$11,209
39	UCB S.A.	3,338
37	Vertex Pharmaceuticals, Inc. ●	3,525
		77,394
	Real Estate - 0.7%
38	American Tower Corp. REIT	3,406
1	Retail Opportunity Investments Corp. REIT	17
		3,423
	Retailing - 4.1%
8	Amazon.com, Inc. ●	2,615
31	Intime Retail Group Co., Ltd.	27
395	Kingfisher plc	2,427
160	Lowe's Cos., Inc.	7,678
7	Priceline (The) Group, Inc. ●	8,284
		21,031
	Semiconductors and Semiconductor Equipment - 1.9%
245	Infineon Technologies AG	3,062
186	MediaTek, Inc.	3,139
99	Micron Technology, Inc. ●	3,254
		9,455
	Software and Services - 16.9%
167	Activision Blizzard, Inc.	3,720
47	Adobe Systems, Inc. ●	3,410
66	Akamai Technologies, Inc. ●	4,011
10	Alliance Data Systems Corp. ●	2,762
54	Amdocs Ltd.	2,517
53	Automatic Data Processing, Inc.	4,170
38	Baidu, Inc. ADR ●	7,025
120	Cognizant Technology Solutions Corp. ●	5,873
4	Dropbox, Inc. ⌂●†	69
84	Facebook, Inc. ●	5,655
8	Google, Inc. Class A ●	4,402
21	Google, Inc. Class C ●	12,124
40	IAC/InterActiveCorp.	2,789
53	Jack Henry & Associates, Inc.	3,132
66	Mastercard, Inc.	4,845
51	Salesforce.com, Inc. ●	2,966
238	Tencent Holdings Ltd.	3,616
92	Vantiv, Inc. ●	3,091
26	Visa, Inc.	5,375
26	Yahoo!, Inc. ●	904
49	Yelp, Inc. ●	3,749
		86,205
	Technology Hardware and Equipment - 5.0%
25	F5 Networks, Inc. ●	2,808
472	Hitachi Ltd.	3,458
54	Largan Precision Co., Ltd.	4,268
2,635	Lenovo Group Ltd.	3,599
2	Pure Storage, Inc. ⌂●†	34
64	Qualcomm, Inc.	5,086
38	SanDisk Corp.	4,009
163	Telefonaktiebolaget LM Ericsson Class B	1,969
		25,231
	Telecommunication Services - 1.2%
38	SoftBank Corp.	2,802
94	T-Mobile US, Inc. ●	3,158
		5,960
	Transportation - 1.6%
59	Delta Air Lines, Inc.	2,270
19	FedEx Corp.	2,851
26	Kansas City Southern	2,754
		7,875
	Utilities - 0.4%
276	ENN Energy Holdings Ltd.	1,982

	Total Common Stocks
	( Cost $377,181)	$493,185

Preferred Stocks - 1.2%
	Automobiles and Components - 0.6%
11	Volkswagen AG N.V.	$2,938

	Media - 0.6%
64	ProSieben Sat.1 Media AG	2,842

	Total Preferred Stocks
	(Cost $4,961)	$5,780

Warrants - 0.0%
	Diversified Financials - 0.0%
16	Atlas Mara Co-Nvest Ltd. ⌂†	$24

	Total Warrants
	(Cost $–)	$24

	Total Long-Term Investments
	(Cost $382,142)	$498,989

Short-Term Investments - 1.7%
Repurchase Agreements - 1.7%
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $746, collateralized by FHLMC 2.23%
- 5.99%, 2030 - 2044, FNMA 2.31% - 6.34%,
	2020 - 2042, value of $761)
$746	0.10%, 6/30/2014	$746
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of
$1,140, collateralized by U.S. Treasury Bill
0.13%, 2015, U.S. Treasury Bond 2.75% -
10.63%, 2015 - 2044, U.S. Treasury Note 0.13%
	- 4.50%, 2014 - 2024, value of $1,163)
1,140	0.09%, 6/30/2014	1,140
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of $486,
collateralized by FHLMC 2.00% - 5.50%, 2018 -
2041, FNMA 2.00% - 4.50%, 2026 - 2042,
GNMA 3.00% - 4.00%, 2042 - 2043, U.S.
Treasury Bill 0.05%, 2014, U.S. Treasury Note
	0.75%, 2018, value of $496)
486	0.11%, 6/30/2014	486
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $450, collateralized by U.S. Treasury Note 0.63% - 0.88%, 2018 - 2019, value of $459)
450	0.07%, 6/30/2014	450

The accompanying notes are an integral part of these financial statements.

6

Hartford Global Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.7% - (continued)
Repurchase Agreements - 1.7% - (continued)
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $1,036, collateralized by U.S.
Treasury Bond 4.38% - 7.50%, 2016 - 2040,
U.S. Treasury Note 0.50% - 3.00%, 2014 - 2020,
	value of $1,057)
$1,036	0.06%, 6/30/2014		$1,036
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $1,588, collateralized by U.S. Treasury Note 0.38% - 3.13%, 2015 - 2022, value of $1,620)
1,588	0.08%, 6/30/2014		1,588
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $3,306, collateralized by FHLMC 3.50% - 4.00%, 2026 - 2044, FNMA 2.50% - 5.00%, 2025 - 2043, value of $3,372)
3,306	0.11%, 6/30/2014		3,306
	UBS Securities Repurchase Agreement (maturing on 07/01/2014 in the amount of $14, collateralized by U.S. Treasury Note 2.13%, 2020, value of $14)
14	0.05%, 6/30/2014		14
			8,766
	Total Short-Term Investments
	(Cost $8,766)		$8,766

	Total Investments
	(Cost $390,908) ▲	99.8%	$507,755
	Other Assets and Liabilities	0.2%	1,243
	Total Net Assets	100.0%	$508,998

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $391,951 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$118,641
Unrealized Depreciation	(2,837)
Net Unrealized Appreciation	$115,804

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2014, the aggregate value of these securities was $299, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
12/2013	16	Atlas Mara Co-Nvest Ltd.	$162
12/2013	16	Atlas Mara Co-Nvest Ltd. Warrants	–
05/2012	4	Dropbox, Inc.	36
04/2014	2	Pure Storage, Inc.	37

At June 30, 2014, the aggregate value of these securities was $299, which represents 0.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $20 at June 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at June 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Sell	07/08/2014	BCLY	$31	$31	$–	$–
CAD	Sell	07/09/2014	BCLY	7	7	–	–
CHF	Sell	07/02/2014	JPM	3,808	3,826	–	(18)
EUR	Sell	07/01/2014	CSFB	9	9	–	–
HKD	Sell	07/03/2014	UBS	26	26	–	–
MYR	Sell	07/01/2014	JPM	159	159	–	–
Total						$–	$(18)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

8

Hartford Global Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CSFB	Credit Suisse First Boston Corp.
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
HKD	Hong Kong Dollar
MYR	Malaysian Ringgit

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

Hartford Global Growth HLS Fund

Investment Valuation Hierarchy Level Summary

June 30, 2014 (Unaudited)

(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$2,929	$2,929	$–	$–
Banks	12,009	1,158	10,851	–
Capital Goods	35,158	18,215	16,943	–
Commercial and Professional Services	2,692	2,692	–	–
Consumer Durables and Apparel	12,494	4,571	7,923	–
Consumer Services	21,510	9,458	12,052	–
Diversified Financials	45,318	40,300	4,846	172
Energy	17,449	17,435	14	–
Food and Staples Retailing	11,617	7,987	3,630	–
Food, Beverage and Tobacco	25,962	10,896	15,066	–
Health Care Equipment and Services	9,377	9,377	–	–
Insurance	26,700	12,399	14,301	–
Materials	8,347	2,687	5,660	–
Media	23,067	17,440	5,627	–
Pharmaceuticals, Biotechnology and Life Sciences	77,394	48,862	28,532	–
Real Estate	3,423	3,423	–	–
Retailing	21,031	18,577	2,454	–
Semiconductors and Semiconductor Equipment	9,455	3,254	6,201	–
Software and Services	86,205	82,520	3,616	69
Technology Hardware and Equipment	25,231	11,903	13,294	34
Telecommunication Services	5,960	3,158	2,802	–
Transportation	7,875	7,875	–	–
Utilities	1,982	–	1,982	–
Total	493,185	337,116	155,794	275
Preferred Stocks	5,780	–	5,780	–
Warrants	24	–	–	24
Short-Term Investments	8,766	–	8,766	–
Total	$507,755	$337,116	$170,340	$299
Liabilities:
Foreign Currency Contracts*	$18	$–	$18	$–
Total	$18	$–	$18	$–

♦	For the six-month period ended June 30, 2014, investments valued at $3,131 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

10

Hartford Global Growth HLS Fund

Investment Valuation Hierarchy Level Summary – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2014
Assets:
Common Stocks	$—	$—	$39	*	$—	$236	$—	$—	$—	$275
Warrants	—	—	24	†	—	—	—	—	—	24
Total	$—	$—	$63		$—	$236	$—	$—	$—	$299

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2014 was $39.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2014 was $24.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

11

Hartford Global Growth HLS Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

(000’s Omitted)

Assets:
Investments in securities, at market value (cost $390,908)	$507,755
Cash	90
Foreign currency on deposit with custodian (cost $149)	150
Receivables:
Investment securities sold	6,468
Fund shares sold	3
Dividends and interest	780
Other assets	—
Total assets	515,246
Liabilities:
Unrealized depreciation on foreign currency contracts	18
Payables:
Investment securities purchased	5,727
Fund shares redeemed	320
Investment management fees	52
Distribution fees	3
Accrued expenses	128
Total liabilities	6,248
Net assets	$508,998
Summary of Net Assets:
Capital stock and paid-in-capital	$407,888
Undistributed net investment income	3,679
Accumulated net realized loss	(19,429)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	116,860
Net assets	$508,998
Shares authorized	3,400,000
Par value	$0.001
Class IA: Net asset value per share	$23.46
Shares outstanding	17,453
Net assets	$409,381
Class IB: Net asset value per share	$23.26
Shares outstanding	4,283
Net assets	$99,617

The accompanying notes are an integral part of these financial statements.

12

Hartford Global Growth HLS Fund

Statement of Operations

For the Six-Month Period Ended June 30, 2014 (Unaudited)

(000’s Omitted)

Investment Income:
Dividends	$3,664
Interest	43
Less: Foreign tax withheld	(221)
Total investment income, net	3,486

Expenses:
Investment management fees	1,596
Transfer agent fees	2
Distribution fees - Class IB	96
Custodian fees	8
Accounting services fees	30
Board of Directors' fees	6
Audit fees	8
Other expenses	68
Total expenses (before fees paid indirectly)	1,814
Commission recapture	(1)
Total fees paid indirectly	(1)
Total expenses, net	1,813
Net Investment Income	1,673

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	40,872
Net realized gain on foreign currency contracts	42
Net realized loss on other foreign currency transactions	(45)
Net Realized Gain on Investments and Foreign Currency Transactions	40,869

Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(21,673)
Net unrealized depreciation of foreign currency contracts	(19)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	22
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(21,670)
Net Gain on Investments and Foreign Currency Transactions	19,199
Net Increase in Net Assets Resulting from Operations	$20,872

The accompanying notes are an integral part of these financial statements.

13

Hartford Global Growth HLS Fund

Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$1,673	$2,153
Net realized gain on investments and foreign currency transactions	40,869	64,240
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	(21,670)	62,249
Net Increase in Net Assets Resulting from Operations	20,872	128,642
Distributions to Shareholders:
From net investment income
Class IA	—	(2,480)
Class IB	—	(371)
Total distributions	—	(2,851)
Capital Share Transactions:
Class IA
Sold	2,049	16,538
Issued in merger	60,232	—
Issued on reinvestment of distributions	—	2,480
Redeemed	(30,183)	(82,410)
Total capital share transactions	32,098	(63,392)
Class IB
Sold	850	8,653
Issued in merger	24,368	—
Issued on reinvestment of distributions	—	371
Redeemed	(9,099)	(30,109)
Total capital share transactions	16,119	(21,085)
Net increase (decrease) from capital share transactions	48,217	(84,477)
Net Increase in Net Assets	69,089	41,314
Net Assets:
Beginning of period	439,909	398,595
End of period	$508,998	$439,909
Undistributed (distribution in excess of) net investment income	$3,679	$2,048
Shares:
Class IA
Sold	197	869
Issued in merger	2,474	—
Issued on reinvestment of distributions	—	125
Redeemed	(1,347)	(4,338)
Total share activity	1,324	(3,344)
Class IB
Sold	38	458
Issued in merger	1,053	—
Issued on reinvestment of distributions	—	19
Redeemed	(410)	(1,589)
Total share activity	681	(1,112)

The accompanying notes are an integral part of these financial statements.

14

Hartford Global Growth HLS Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

(000’s Omitted)

Organization:

Hartford Global Growth HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA, Class IB and Class IC shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and are also subject to an administrative service fee. Class IC shares have not commenced operations and are not currently offered for sale as of the date of this report.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV

15

Hartford Global Growth HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund's Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the

16

Hartford Global Growth HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

17

Hartford Global Growth HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of June 30, 2014.

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all

18

Hartford Global Growth HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund, as shown on the Schedule of Investments, had outstanding foreign currency contracts as of June 30, 2014.

Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$18	$—	$—	$—	$—	$18
Total	$—	$18	$—	$—	$—	$—	$18

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$42	$—	$—	$—	$—	$42
Total	$—	$42	$—	$—	$—	$—	$42

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of foreign currency contracts	$—	$(19)	$—	$—	$—	$—	$(19)
Total	$—	$(19)	$—	$—	$—	$—	$(19)

The derivatives held by the Fund as of June 30, 2014 are not subject to a master netting arrangement; therefore, no balance sheet offsetting disclosure is presented.

Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity

19

Hartford Global Growth HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$2,851	$2,204

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$2,048
Accumulated Capital and Other Losses*	(58,773)
Unrealized Appreciation†	123,712
Total Accumulated Earnings	$66,987

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

20

Hartford Global Growth HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$(104)
Accumulated Net Realized Gain (Loss)	104

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax year end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$58,773
Total	$58,773

During the year ended December 31, 2013, the Fund utilized $63,706 of prior year capital loss carryforwards.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

21

Hartford Global Growth HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.014%
On next $5 billion	0.012%
Over $10 billion	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund's expenses. For the six-month period ended June 30, 2014, this amount, if any, is included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2014
Class IA	0.81%
Class IB	1.06

Distribution Plan for Class IB Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

22

Hartford Global Growth HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.04%	0.04%
Total Return Excluding Payment from Affiliate	35.59%	35.26%

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$258,027	$—	$258,027
Sales Proceeds	225,293	—	225,293

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Fund did not have any borrowings under this facility.

Fund Merger:

Reorganization of Hartford Global Research HLS Fund into the Fund: At a meeting held on February 5, 2014, the Board of Directors of Hartford Series Fund, Inc. approved an Agreement and Plan of Reorganization providing for the acquisition of all the assets and liabilities of Hartford Global Research HLS Fund (“Target Fund”) by the Fund (“Acquiring Fund”).

Under the terms of the Agreement and Plan of Reorganization, the assets and liabilities of the Target Fund were acquired by the Fund immediately before the opening of business on June 23, 2014. The Fund acquired the assets and liabilities of the Target Fund in exchange for shares in the Fund, which were distributed pro rata by the Target Fund to shareholders, in complete liquidation of the Target Fund.

23

Hartford Global Growth HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

This merger was accomplished by tax free exchange as detailed below:

	Net assets of Target Fund on June 20, 2014	Net assets of Acquiring Fund immediately before merger	Net assets of Acquiring Fund immediately after merger	Target Fund shares exchanged	Acquiring Fund shares issued to the Target Fund's shareholders

Class IA	$60,232	$349,166	$409,398	4,416	2,474
Class IB	24,368	75,419	99,787	1,789	1,053
Total	$84,600	$424,585	$509,185	6,205	3,527

The Target Fund had the following unrealized appreciation, accumulated net realized losses and capital stock as of June 20, 2014:

Fund	Undistributed Income	Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gains (Losses)	Capital Stock	Total
Target Fund	$(42)	$13,775	$(482)	$71,349	$84,600

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Funds, the Fund’s pro forma results of operations for the six-month period ended June 30, 2014, are as follows:

Fund	Net Investment Income	Net Gain on Investments	Net Increase in Net Assets Resulting From Operations
Acquiring Fund	$2,228	$27,473	$29,701

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since the merger date.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in

24

Hartford Global Growth HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

25

Hartford Global Growth HLS Fund

Financial Highlights

	─Selected Per-Share Data(A) ─										─Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Six-Month Period Ended June 30, 2014 (Unaudited)
IA	$22.33	$0.11	$1.02	$1.13	$–	$–	$–	$23.46	5.06	%(D)	$409,381	0.81	%(E)	0.81	%(E)	1.01	%(E)
IB	22.16	(0.03)	1.13	1.10	–	–	–	23.26	4.96	(D)	99,617	1.06	(E)	1.06	(E)	(0.30	)(E)

For the Year Ended December 31, 2013
IA	$16.50	$0.11	$5.86	$5.97	$(0.14)	$–	$(0.14)	$22.33	36.30%		$360,086	0.82%		0.82%		0.56%
IB	16.38	0.06	5.81	5.87	(0.09)	–	(0.09)	22.16	35.90		79,823	1.07		1.07		0.32

For the Year Ended December 31, 2012 (F)
IA	$13.45	$0.14	$3.00	$3.14	$(0.09)	$–	$(0.09)	$16.50	23.41%		$321,371	0.82%		0.82%		0.73%
IB	13.34	0.09	2.99	3.08	(0.04)	–	(0.04)	16.38	23.10		77,224	1.07		1.07		0.47

For the Year Ended December 31, 2011 (F)
IA	$15.62	$0.08	$(2.24)	$(2.16)	$(0.01)	$–	$(0.01)	$13.45	(13.89)%		$352,947	0.80%		0.80%		0.46%
IB	15.53	0.04	(2.23)	(2.19)	–	–	–	13.34	(14.10)		82,204	1.05		1.05		0.22

For the Year Ended December 31, 2010 (F)
IA	$13.71	$0.04	$1.91	$1.95	$(0.04)	$–	$(0.04)	$15.62	14.25%		$484,754	0.81%		0.81%		0.28%
IB	13.64	–	1.90	1.90	(0.01)	–	(0.01)	15.53	13.96		118,824	1.06		1.06		0.03

For the Year Ended December 31, 2009 (F)
IA	$10.17	$0.08	$3.55	$3.63	$(0.09)	$–	$(0.09)	$13.71	35.64	%(G)	$488,720	0.81%		0.81%		0.67%
IB	10.12	0.05	3.53	3.58	(0.06)	–	(0.06)	13.64	35.31	(G)	126,320	1.06		1.06		0.42

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	39%(A)
For the Year Ended December 31, 2013	71
For the Year Ended December 31, 2012	108
For the Year Ended December 31, 2011	57
For the Year Ended December 31, 2010	62
For the Year Ended December 31, 2009	70

(A)	During the six-month period ended June 30, 2014, the Fund incurred $61.8 million in sales associated with the transition of assets from Hartford Global Research HLS Fund, which merged into the Fund on June 23, 2014. These sales were excluded from the portfolio turnover rate calculation.

26

Hartford Global Growth HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

27

Hartford Global Growth HLS Fund

Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

28

Hartford Global Growth HLS Fund

Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

29

Hartford Global Growth HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,050.60	$4.12	$1,000.00	$1,020.78	$4.06	0.81%	181	365
Class IB	$1,000.00	$1,049.60	$5.39	$1,000.00	$1,019.54	$5.31	1.06	181	365

30

Hartford Global Growth HLS Fund

Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Foreign Investment and Emerging Markets Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Potential risks include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting and other reporting requirements, unfavorable changes in currency exchange rates, and economic and political disruptions. These risks are generally greater for investments in emerging markets.

Growth Investing Risk: Growth investments can be volatile, and may fail to increase earnings or grow as quickly as anticipated. Growth-style investing falls in and out of favor, which may result in periods of underperformance.

Mid-cap Stock Risk: Mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

31

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-GG14 8-14 113539-3 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD HEALTHCARE HLS FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Healthcare HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Healthcare HLS Fund inception 05/01/2000
(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks long-term capital appreciation.

Performance Overview 6/30/04 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	10 Years
Healthcare IA	12.47%	39.78%	23.71%	12.01%
Healthcare IB	12.29%	39.43%	23.40%	11.73%
S&P 500 Index	7.14%	24.61%	18.83%	7.78%
S&P North American Health Care Sector Index	10.20%	31.12%	21.84%	10.56%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

S&P North American Health Care Sector Index is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the NYSE MKT LLC, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the total annual operating expense ratios for Class IA and Class IB were 0.89% and 1.14%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Healthcare HLS Fund

Manager Discussion

June 30, 2014 (Unaudited)

Portfolio Managers
Jean M. Hynes, CFA	Ann C. Gallo	Kirk J. Mayer, CFA	Robert L. Deresiewicz
Senior Vice President and Global Industry Analyst	Senior Vice President and Global Industry Analyst	Senior Vice President and Global Industry Analyst	Senior Vice President and Global Industry Analyst

How did the Fund perform?

The Class IA shares of the Hartford Healthcare HLS Fund returned 12.47% for the six-month period ended June 30, 2014, outperforming the Fund’s benchmark, the S&P North American Health Care Sector Index, which returned 10.20% for the same period. The Fund underperformed the 13.05% average return of the Lipper Global Health and Biotechnology peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Health care stocks (+10%) outperformed both the broader U.S. market (+7%) and the global equity market (+7%) during the period, as measured by the S&P North American Health Care Index, S&P 500 Index, and the MSCI World Index respectively. Within the S&P North American Health Care Index, small-cap biopharma returned (+14%), mid-cap biopharma returned (+13%), and large-cap biopharma returned (+10%), while medical technology returned (+11%) and health services returned (+8%).

The Fund outperformed the S&P North American Health Care Sector Index primarily due to strong security selection which was positive performance factor across all subsectors. The largest contributors to benchmark-relative performance on a security selection basis included health services and mid-cap biopharma. A modest cash position detracted from relative performance in an upward trending market.

Holdings of Forest Labs (mid-cap biopharma), and Covidien (medical technology), and having no exposure to Pfizer (large-cap biopharma) contributed most to results relative to the S&P North American Health Care Sector Index. Shares of Forest Labs, a U.S.-based pharmaceutical company, soared on news the company was being acquired by Actavis for U.S.$25 billion. Shares of Pfizer, a U.S.-based multinational pharmaceutical company, underperformed after Pfizer’s offer to acquire AstraZeneca was rejected. Not owning this benchmark component contributed to relative results. Covidien, a U.S.-based medical products, manufacturing, and distribution company, saw its shares rise on news that Medtronic offered to buy the company for $42.9 billion with a mix of both cash and stock. Top contributors to absolute performance during the period also included Actavis (large-cap biopharma).

Allergan (biopharma large-cap), Bristol-Myers Squibb (biopharma large-cap), and Johnson & Johnson (biopharma large-cap) were the top detractors from performance relative to the S&P North American Health Care Sector Index. Shares of Allergan, a specialty pharmaceutical company, rose during the period after Valeant Pharmaceuticals offered to acquire the company for approximately $45 billion. Not owning this strong performing constituent of the Index weighed on relative returns. Shares of Bristol-Myers Squibb, a U.S.-based pharmaceutical company, pulled back after the company reported high toxicity levels in a combination (Yervoy + Nivolumab) of lung cancer treatment drugs. Johnson & Johnson, a U.S.-based multinational medical devices, pharmaceutical, and consumer packaged goods manufacturer, saw its shares rise on solid quarterly earnings results. Holding an underweight allocation to this large Index constituent detracted from relative results. Top detractors from absolute performance during the period also included Medicines (mid-cap biopharma) and Exelixis (small-cap biopharma).

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

We continue to emphasize pharmaceutical companies with active immuno-oncology programs. At this year’s American Society of Clinical Oncology meeting, the transformative potential of immune checkpoint modulation was on full display, with activity of checkpoint modulators now established or suggested in malignant melanoma, and in lung, kidney, ovarian, bladder, and head and neck cancers. We expect to see multiple winners in this massive new market.

Stocks of hospital companies continue to profit from the rollout of the Affordable Care Act commercial exchanges and Medicaid expansion program and the corresponding reduction in the number of uninsured Americans. Given that we are still in the early stages of the implementation of these programs, we expect that as the year progresses, benefits to hospitals will intensify in the form of accelerating admissions growth and a reduction in bad debt. In addition to hospitals, we believe ER-outsourcing providers will also be beneficiaries.

While the reduction in the number of uninsured Americans should create a positive tailwind for healthcare spending in the aggregate, on an individual (or per member per month (PMPM)) basis healthcare spending growth remains subdued. The continuation of muted acceleration in healthcare spending on a PMPM basis is supportive of our investments in health care service companies.

Finally, we remain favorably inclined to the pharmaceutical supply chain sector as we anticipate stable to improving utilization growth and robust drug price inflation.

3

Hartford Healthcare HLS Fund

Manager Discussion – (continued)

June 30, 2014 (Unaudited)

Diversification by Sector

as of June 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Staples	3.4%
Health Care	95.4
Industrials	1.0
Information Technology	0.4
Total	100.2%
Short-Term Investments	1.8
Other Assets and Liabilities	(2.0)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Healthcare HLS Fund

Schedule of Investments

June 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 100.2%
	Biotechnology - 22.2%
24	Acorda Therapeutics, Inc. ●	$806
153	Alkermes plc ●	7,699
44	Alnylam Pharmaceuticals, Inc. ●	2,798
137	Anacor Pharmaceuticals, Inc. ●	2,425
424	Arena Pharmaceuticals, Inc. ●	2,482
211	BioCryst Pharmaceuticals, Inc. ●	2,686
8	Biogen Idec, Inc. ●	2,523
26	Cubist Pharmaceuticals, Inc. ●	1,845
263	Exelixis, Inc. ●	892
30	Foundation Medicine, Inc. ●	811
191	Gilead Sciences, Inc. ●	15,802
105	Glycomimetics, Inc. ●	884
68	Incyte Corp. ●	3,858
45	Innate Pharma S.A. ●	551
118	Ironwood Pharmaceuticals, Inc. ●	1,806
3	Kite Pharma, Inc. ●	95
160	NPS Pharmaceuticals, Inc. ●	5,302
22	Portola Pharmaceuticals, Inc. ●	648
31	PTC Therapeutics, Inc. ●	803
24	Regeneron Pharmaceuticals, Inc. ●	6,832
256	Rigel Pharmaceuticals, Inc. ●	927
38	Seattle Genetics, Inc. ●	1,452
80	Tesaro, Inc. ●	2,502
91	Tetraphase Pharmaceuticals, Inc. ●	1,230
20	Trevana, Inc. ●	115
2	Ultragenyx Pharmaceutical, Inc. ●	67
2	Versartis, Inc. ●	42
24	Vertex Pharmaceuticals, Inc. ●	2,266
		70,149
	Drug Retail - 3.4%
76	CVS Caremark Corp.	5,746
66	Walgreen Co.	4,889
		10,635
	Health Care Distributors - 5.3%
83	Cardinal Health, Inc.	5,692
59	McKesson Corp.	11,050
		16,742
	Health Care Equipment - 20.1%
129	Abbott Laboratories	5,264
408	Boston Scientific Corp. ●	5,210
133	Covidien plc	12,009
119	Globus Medical, Inc. ●	2,841
27	Heartware International, Inc. ●	2,382
29	Hologic, Inc. ●	744
91	K2M Group Holdings, Inc. ●	1,347
136	Medtronic, Inc.	8,687
58	Orthofix International N.V. ●	2,099
100	St. Jude Medical, Inc.	6,892
60	Stryker Corp.	5,059
127	Tornier N.V. ●	2,979
113	TriVascular Techonologies, Inc. ●	1,759
92	Volcano Corp. ●	1,627
43	Zimmer Holdings, Inc.	4,427
		63,326
	Health Care Facilities - 4.4%
48	Acadia Healthcare Co., Inc. ●	2,198
123	HCA Holdings, Inc. ●	6,933
207	NMC Health plc	1,772
871	Phoenix Healthcare Group Co., Ltd.	1,313
17	Universal Health Services, Inc. Class B	1,656
		13,872
	Health Care Services - 2.7%
88	Al Noor Hospitals Group	1,540
104	Envision Healthcare Holdings ●	3,735
44	Express Scripts Holding Co. ●	3,047
8	iKang Healthcare Group, Inc. ●	146
		8,468
	Health Care Supplies - 0.8%
52	Dentsply International, Inc.	2,472

	Health Care Technology - 1.6%
88	Allscripts Healthcare Solutions, Inc. ●	1,406
13	athenahealth, Inc. ●	1,577
84	IMS Health Holdings, Inc. ●	2,162
		5,145
	Internet Software and Services - 0.4%
77	Everyday Health, Inc. ●	1,419

	Life Sciences Tools and Services - 1.6%
46	Agilent Technologies, Inc.	2,613
15	Covance, Inc. ●	1,277
12	MorphoSys AG ●	1,128
		5,018
	Managed Health Care - 6.3%
117	Aetna, Inc.	9,490
72	CIGNA Corp.	6,603
71	Qualicorp S.A. ●	839
38	UnitedHealth Group, Inc.	3,079
		20,011
	Pharmaceuticals - 30.4%
34	Actavis plc ●	7,557
105	Aerie Pharmaceuticals, Inc. ●	2,611
39	Almirall S.A.	636
87	AstraZeneca plc ADR	6,450
372	Bristol-Myers Squibb Co.	18,025
129	Daiichi Sankyo Co., Ltd.	2,408
20	Dr. Reddy's Laboratories Ltd. ADR	871
50	Eisai Co., Ltd.	2,118
96	Eli Lilly & Co.	5,992
111	Forest Laboratories, Inc. ●	10,960
35	Hospira, Inc. ●	1,813
28	Johnson & Johnson	2,968
93	Medicines Co. ●	2,715
87	MediWound Ltd. ●	984
103	Merck & Co., Inc.	5,944
95	Mylan, Inc. ●	4,901
17	Ono Pharmaceutical Co., Ltd.	1,476
10	Salix Pharmaceuticals Ltd. ●	1,280
205	Shionogi & Co., Ltd.	4,290
108	Teva Pharmaceutical Industries Ltd. ADR	5,680
42	UCB S.A.	3,557
127	Xenoport, Inc. ●	611
64	Zoetis, Inc.	2,054
		95,901

The accompanying notes are an integral part of these financial statements.

5

Hartford Healthcare HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 100.2% - (continued)
	Research and Consulting Services - 1.0%
57	Quintiles Transnational Holdings ●	$3,034

	Total Common Stocks (Cost $207,820)	$316,192

	Total Long-Term Investments (Cost $207,820)	$316,192

Short-Term Investments - 1.8%
	Repurchase Agreements - 1.8%
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $484, collateralized by FHLMC 2.23%
- 5.99%, 2030 - 2044, FNMA 2.31% - 6.34%,
	2020 - 2042, value of $493)
$484	0.10%, 6/30/2014		$484
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of $739,
collateralized by U.S. Treasury Bill 0.13%, 2015,
U.S. Treasury Bond 2.75% - 10.63%, 2015 -
2044, U.S. Treasury Note 0.13% - 4.50%, 2014 -
	2024, value of $754)
739	0.09%, 6/30/2014		739
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of $315,
collateralized by FHLMC 2.00% - 5.50%, 2018 -
2041, FNMA 2.00% - 4.50%, 2026 - 2042,
GNMA 3.00% - 4.00%, 2042 - 2043, U.S.
Treasury Bill 0.05%, 2014, U.S. Treasury Note
	0.75%, 2018, value of $321)
315	0.11%, 6/30/2014		315
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $291, collateralized by U.S. Treasury Note 0.63% - 0.88%, 2018 - 2019, value of $297)
291	0.07%, 6/30/2014		291
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $671, collateralized by U.S. Treasury
Bond 4.38% - 7.50%, 2016 - 2040, U.S.
Treasury Note 0.50% - 3.00%, 2014 - 2020,
	value of $685)
671	0.06%, 6/30/2014		671
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $1,029, collateralized by U.S. Treasury Note 0.38% - 3.13%, 2015 - 2022, value of $1,050)
1,029	0.08%, 6/30/2014		1,029
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $2,142, collateralized by FHLMC 3.50% - 4.00%, 2026 - 2044, FNMA 2.50% - 5.00%, 2025 - 2043, value of $2,185)
2,142	0.11%, 6/30/2014		2,142
	UBS Securities Repurchase Agreement (maturing on 07/01/2014 in the amount of $9, collateralized by U.S. Treasury Note 2.13%, 2020, value of $9)
9	0.05%, 6/30/2014		9
			5,680
	Total Short-Term Investments (Cost $5,680)		$5,680

	Total Investments (Cost $213,500) ▲	102.0%	$321,872
	Other Assets and Liabilities	(2.0)%	(6,330)
	Total Net Assets	100.0%	$315,542

The accompanying notes are an integral part of these financial statements.

6

Hartford Healthcare HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $215,017 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$111,201
Unrealized Depreciation	(4,346)
Net Unrealized Appreciation	$106,855

●	Non-income producing.

Foreign Currency Contracts Outstanding at June 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
JPY	Sell	09/17/2014	CBA	$5,279	$5,325	$—	$(46)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBA	Commonwealth Bank of Australia

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford Healthcare HLS Fund

Investment Valuation Hierarchy Level Summary

June 30, 2014 (Unaudited)

(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$316,192	$298,715	$17,477	$–
Short-Term Investments	5,680	–	5,680	–
Total	$321,872	$298,715	$23,157	$–
Liabilities:
Foreign Currency Contracts *	$46	$–	$46	$–
Total	$46	$–	$46	$–

♦	For the six-month period ended June 30, 2014, investments valued at $1,932 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

8

Hartford Healthcare HLS Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

(000’s Omitted)

Assets:
Investments in securities, at market value (cost $213,500)	$321,872
Cash	—
Foreign currency on deposit with custodian (cost $13)	13
Receivables:
Investment securities sold	1,357
Fund shares sold	22
Dividends and interest	189
Other assets	1
Total assets	323,454
Liabilities:
Unrealized depreciation on foreign currency contracts	46
Payables:
Investment securities purchased	742
Fund shares redeemed	7,059
Investment management fees	37
Distribution fees	2
Accrued expenses	26
Total liabilities	7,912
Net assets	$315,542
Summary of Net Assets:
Capital stock and paid-in-capital	$155,263
Undistributed net investment income	223
Accumulated net realized gain	51,729
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	108,327
Net assets	$315,542
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$28.87
Shares outstanding	8,879
Net assets	$256,390
Class IB: Net asset value per share	$28.15
Shares outstanding	2,101
Net assets	$59,152

The accompanying notes are an integral part of these financial statements.

9

Hartford Healthcare HLS Fund

Statement of Operations

For the Six-Month Period Ended June 30, 2014 (Unaudited)

(000’s Omitted)

Investment Income:
Dividends	$1,431
Interest	2
Less: Foreign tax withheld	(31)
Total investment income, net	1,402

Expenses:
Investment management fees	1,318
Transfer agent fees	3
Distribution fees - Class IB	72
Custodian fees	3
Accounting services fees	16
Board of Directors' fees	3
Audit fees	7
Other expenses	28
Total expenses (before fees paid indirectly)	1,450
Commission recapture	(3)
Total fees paid indirectly	(3)
Total expenses, net	1,447
Net Investment Loss	(45)

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	26,921
Net realized loss on foreign currency contracts	(50)
Net realized gain on other foreign currency transactions	3
Net Realized Gain on Investments and Foreign Currency Transactions	26,874

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	9,372
Net unrealized depreciation of foreign currency contracts	(162)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	—
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	9,210
Net Gain on Investments and Foreign Currency Transactions	36,084
Net Increase in Net Assets Resulting from Operations	$36,039

The accompanying notes are an integral part of these financial statements.

10

Hartford Healthcare HLS Fund

Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income (loss)	$(45)	$339
Net realized gain on investments and foreign currency transactions	26,874	26,595
Net unrealized appreciation of investments	9,210	75,045
Net Increase in Net Assets Resulting from Operations	36,039	101,979
Distributions to Shareholders:
From net investment income
Class IA	—	(1,076)
Class IB	—	(150)
Total from net investment income	—	(1,226)
From net realized gain on investments
Class IA	—	(13,067)
Class IB	—	(3,368)
Total from net realized gain on investments	—	(16,435)
Total distributions	—	(17,661)
Capital Share Transactions:
Class IA
Sold	33,472	61,195
Issued on reinvestment of distributions	—	14,143
Redeemed	(50,069)	(47,935)
Total capital share transactions	(16,597)	27,403
Class IB
Sold	2,293	9,853
Issued on reinvestment of distributions	—	3,518
Redeemed	(7,099)	(19,293)
Total capital share transactions	(4,806)	(5,922)
Net increase (decrease) from capital share transactions	(21,403)	21,481
Net Increase in Net Assets	14,636	105,799
Net Assets:
Beginning of period	300,906	195,107
End of period	$315,542	$300,906
Undistributed (distribution in excess of) net investment income	$223	$268
Shares:
Class IA
Sold	1,220	2,741
Issued on reinvestment of distributions	—	630
Redeemed	(1,833)	(2,152)
Total share activity	(613)	1,219
Class IB
Sold	86	457
Issued on reinvestment of distributions	—	161
Redeemed	(266)	(895)
Total share activity	(180)	(277)

The accompanying notes are an integral part of these financial statements.

11

Hartford Healthcare HLS Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

(000’s Omitted)

Organization:

Hartford Healthcare HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

12

Hartford Healthcare HLS Fund

Notes to Financial Statements - (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund's Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-

13

Hartford Healthcare HLS Fund

Notes to Financial Statements - (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary which follows the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

14

Hartford Healthcare HLS Fund

Notes to Financial Statements - (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund had no when-issued or delayed-delivery investments as of June 30, 2014.

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

15

Hartford Healthcare HLS Fund

Notes to Financial Statements - (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund, as shown on the Schedule of Investments, had outstanding foreign currency contracts as of June 30, 2014.

Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$46	$—	$—	$—	$—	$46
Total	$—	$46	$—	$—	$—	$—	$46

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Loss on Derivatives Recognized as a Result of Operations:
Net realized loss on foreign currency contracts	$—	$(50)	$—	$—	$—	$—	$(50)
Total	$—	$(50)	$—	$—	$—	$—	$(50)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of foreign currency contracts	$—	$(162)	$—	$—	$—	$—	$(162)
Total	$—	$(162)	$—	$—	$—	$—	$(162)

Balance Sheet Offsetting Information - Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Futures Commission Merchant's ("FCM") custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

16

Hartford Healthcare HLS Fund

Notes to Financial Statements - (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2014:

	Gross Amounts* of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount (not less than $0)
Description
Unrealized depreciation on foreign currency contracts	$46	$—	$—	$—	$46
Total subject to a master netting or similar arrangement	$46	$—	$—	$—	$46

* Gross amounts presented as no amounts are netted within the Statement of Assets and Liabilities.

Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

17

Hartford Healthcare HLS Fund

Notes to Financial Statements - (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$1,226	$650
Long-Term Capital Gains*	16,435	—

* The Fund designates these distributions as long-term capital gain dividends pursuant to IRC Sec. 852(b)(3)(C).

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$4,632
Undistributed Long-Term Capital Gain	22,124
Unrealized Appreciation*	97,484
Total Accumulated Earnings	$124,240

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$(18)
Accumulated Net Realized Gain (Loss)	18

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2013.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

18

Hartford Healthcare HLS Fund

Notes to Financial Statements - (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $250 million	0.8500%
On next $250 million	0.8000%
On next $4.5 billion	0.7500%
On next $5 billion	0.7475%
Over $10 billion	0.7450%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund's expenses. For the six-month period ended June 30, 2014, this amount, if any, is included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2014
Class IA	0.88%
Class IB	1.13

Distribution Plan for Class IB Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares.

19

Hartford Healthcare HLS Fund

Notes to Financial Statements - (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.01%	0.01%
Total Return Excluding Payment from Affiliate	22.70%	22.39%

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$54,862	$—	$54,862
Sales Proceeds	65,564	—	65,564

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Fund did not have any borrowings under this facility.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

20

Hartford Healthcare HLS Fund

Notes to Financial Statements - (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

21

Hartford Healthcare HLS Fund

Financial Highlights

	─ Selected Per-Share Data(A ) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Six-Month Period Ended June 30, 2014 (Unaudited)
IA	$25.67	$–	$3.20	$3.20	$–	$–	$–	$28.87	12.47	%(D)	$256,390	0.88	%(E)	0.88	%(E)	0.02	%(E)
IB	25.07	(0.03)	3.11	3.08	–	–	–	28.15	12.29	(D)	59,152	1.13	(E)	1.13	(E)	(0.24	)(E)

For the Year Ended December 31, 2013
IA	$18.11	$0.04	$9.12	$9.16	$(0.12)	$(1.48)	$(1.60)	$25.67	51.84%		$243,719	0.89%		0.89%		0.19%
IB	17.71	(0.01)	8.92	8.91	(0.07)	(1.48)	(1.55)	25.07	51.50		57,187	1.14		1.14		(0.06)

For the Year Ended December 31, 2012 (F)
IA	$15.07	$0.13	$2.98	$3.11	$(0.07)	$–	$(0.07)	$18.11	20.62%		$149,801	0.91%		0.91%		0.69%
IB	14.74	0.09	2.90	2.99	(0.02)	–	(0.02)	17.71	20.32		45,306	1.16		1.16		0.43

For the Year Ended December 31, 2011 (F)
IA	$13.89	$0.06	$1.13	$1.19	$(0.01)	$–	$(0.01)	$15.07	8.54%		$137,088	0.91%		0.91%		0.33%
IB	13.61	0.02	1.11	1.13	–	–	–	14.74	8.27		48,933	1.16		1.16		0.08

For the Year Ended December 31, 2010 (F)
IA	$12.99	$0.08	$0.84	$0.92	$(0.02)	$–	$(0.02)	$13.89	7.10%		$137,454	0.90%		0.90%		0.55%
IB	12.74	0.04	0.83	0.87	–	–	–	13.61	6.84		54,753	1.15		1.15		0.30

For the Year Ended December 31, 2009 (F)
IA	$10.66	$0.07	$2.35	$2.42	$(0.07)	$(0.02)	$(0.09)	$12.99	22.72	%(G)	$154,216	0.91%		0.91%		0.51%
IB	10.46	0.03	2.31	2.34	(0.04)	(0.02)	(0.06)	12.74	22.41	(G)	63,065	1.16		1.16		0.26

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	18%
For the Year Ended December 31, 2013	33
For the Year Ended December 31, 2012	46
For the Year Ended December 31, 2011	45
For the Year Ended December 31, 2010	32
For the Year Ended December 31, 2009	73

22

Hartford Healthcare HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

23

Hartford Healthcare HLS Fund

Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

24

Hartford Healthcare HLS Fund

Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

25

Hartford Healthcare HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,124.70	$4.64	$1,000.00	$1,020.43	$4.41	0.88%	181	365
Class IB	$1,000.00	$1,122.90	$5.95	$1,000.00	$1,019.19	$5.66	1.13	181	365

26

Hartford Healthcare HLS Fund

Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Health Sector Risk: Risks of focusing investments on the health care sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes and potential product obsolescence, and liquidity risk.

Foreign Investment and Emerging Markets Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Potential risks include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting and other reporting requirements, unfavorable changes in currency exchange rates, and economic and political disruptions. These risks are generally greater for investments in emerging markets.

Small/Mid-cap Stock Risk: Small- and mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

27

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-HC14 8-14 113543-3 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD HIGH YIELD HLS FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford High Yield HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford High Yield HLS Fund inception 09/30/1998
(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks to provide high current income, and long-term total return.

Performance Overview 6/30/04 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	10 Years
High Yield IA	5.51%	11.20%	14.06%	8.28%
High Yield IB	5.36%	10.91%	13.77%	8.01%
Barclays U.S. Corporate High Yield Bond Index	5.46%	11.73%	13.98%	9.05%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of March 5, 2012, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Barclays U.S. Corporate High Yield Bond Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the total annual operating expense ratios for Class IA and Class IB were 0.75% and 1.00%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford High Yield HLS Fund
Manager Discussion
June 30, 2014 (Unaudited)

Portfolio Manager
Christopher A. Jones, CFA
Senior Vice President and Fixed Income Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford High Yield HLS Fund returned 5.51% for the six-month period ended June 30, 2014, outperforming the Fund’s benchmark, the Barclays U.S. Corporate High Yield Bond Index, which returned 5.46% for the same period. The Fund also outperformed the 4.71% average return of the Lipper High Yield Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global fixed income markets gained during the period as expectations of prolonged easy monetary policy by major central banks and an improving, albeit below-trend, macroeconomic environment suppressed volatility. Early in the period emerging markets dominated headlines as economic and political developments sparked risk aversion across global markets, pushing bond prices higher and yields lower amid a flight to quality. Meanwhile, central bank policies diverged. The U.S. Federal Reserve began to wind down its quantitative easing program and the Bank of England started to prepare for interest rate rises. In contrast, the European Central Bank (ECB) announced a host of stimulus measures and the Bank of Japan maintained its easy monetary policy framework. European government bond yields fell sharply as the ECB loosened monetary policy further. In the U.S. and U.K., the Treasury curve continued to flatten as markets braced themselves for the end of quantitative easing in these economies.

Globally, credit spread sectors posted positive absolute returns and outperformed duration-equivalent government bonds as credit spreads tightened. Most currencies appreciated versus the U.S. dollar with the notable exception of European currencies, which declined following the ECB’s easing measures.

High yield performed strongly over the first six months of 2014. The Barclays U.S. Corporate High Yield Bond Index returned 5.46% for the six-month period ended June 30, 2014 and outperformed duration equivalent treasuries by 3.42%. The Option-Adjusted Spread of the High Yield index was 3.37% on June 30, 2014, a decrease of 0.45% from December 31, 2013.

The Fund outperformed the Barclays U.S. Corporate High Yield Bond Index over the first six months of 2014 (primarily as a result of security selection) even though the Fund maintained a slightly defensive risk position over the time period. We continue to believe that maintaining a slightly defensive risk position at this point in the credit cycle is prudent, as historically investors have not generally been adequately compensated for taking on additional default risk in the high yield market.

In aggregate, security selection contributed the most to benchmark-relative results with strongest selection coming in the financial services sector.

Within the Financial Services sector our exposure to Nuveen Investments benefitted performance following the announcement that the company would be purchased by TIAA-CREF for $6.25 billion, including the assumption of debt. The Fund also benefitted from positive security selection in Utilities, driven primarily by our position in TXU. TXU formally filed for bankruptcy protection, a move that was already anticipated by the market. The senior, secured securities held in the portfolio performed well following the news, on the expectation of favorable treatment for securities at the top of the capital structure.

In aggregate, industry allocation contributed modestly to benchmark-relative performance, in part due to underweight allocations to gaming and metal. We maintain a cautious view on the gaming sector due to the recent increases in gaming capacity while gaming revenues have been declining. Metals and mining has become one of our most significant underweights, as we have become concerned about the effect of near term supply/demand imbalances on pricing. A number of commodities have seen tremendous increases in demand over the last decade, driven by the industrialization of emerging markets (notably China). Producers have responded by bringing on significant new supply (at higher cost points) and have generally financed these investments with debt (which gives us caution).

Our underweight position in the wireline sector detracted from relative performance during the period. The wireline industry has historically been a small sector within the High Yield market (around 3%). In the 4th quarter of last year, our underweight to this sector increased with the downgrade of Telecom Italia (which by itself makes up approximately 0.6% of the U.S. High Yield universe). We are wary of the newly downgraded issuer as their high margin fixed line business in Italy continues to decline and with their current high leverage, we don’t believe a speedy return to investment grade is likely.

A modest cash position detracted from benchmark-relative returns in an upward trending environment. In addition, our credit default swap positions on the CDX index, which are used to tactically adjust our

3

Hartford High Yield HLS Fund
Manager Discussion – (continued)
June 30, 2014 (Unaudited)

exposure to the market, detracted from relative performance during the period.

What is the outlook?

Our outlook for U.S. high yield bonds remains positive, based on a steadily improving macroeconomic backdrop, low default expectations, and positive corporate fundamentals. Valuations are now richer, with spreads inside their long-term historical averages, but reasonable for this point in the cycle; the trailing 12-month par-weighted default rate remains below the long-term average. While acknowledging a recent pickup in shareholder-friendly actions such as M&A activity and leveraged buyouts at the margin, we do not believe this is likely to affect default rates over the near to medium term.

Diversification by Security Type

as of June 30, 2014

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.4%
Preferred Stocks	1.6
Total	2.0%
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	0.0%
Corporate Bonds	88.9
Senior Floating Rate Interests	6.1
Total	95.0%
Short-Term Investments	3.3
Other Assets and Liabilities	(0.3)
Total	100.0%

Credit Exposure

as of June 30, 2014

Credit Rating *	Percentage of Net Assets
Baa / BBB	0.5
Ba / BB	26.3
B	41.3
Caa / CCC or Lower	23.2
Not Rated	3.7
Non-Debt Securities and Other Short-Term Instruments	5.3
Other Assets and Liabilities	(0.3)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for several reasons, including access to information and materials provided by S&P and Moody's, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

4

Hartford High Yield HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Asset and Commercial Mortgage Backed Securities - 0.0%
		Finance and Insurance - 0.0%
		Soundview NIM Trust
	$2,490	0.00%, 12/25/2036 ■●	$—

		Total Asset and Commercial Mortgage Backed Securities
		(Cost $2,479)	$—

Corporate Bonds - 88.9%
		Administrative Waste Management and Remediation - 2.0%
		Carlson Travel Holdings, Inc.
	$470	7.50%, 08/15/2019 ■☼	$480
		Carlson Wagonlit B.V.
	1,675	6.88%, 06/15/2019 ■	1,801
		Casella Waste Systems, Inc.
	1,665	7.75%, 02/15/2019	1,740
		Equinix, Inc.
	165	4.88%, 04/01/2020	169
	2,050	7.00%, 07/15/2021	2,265
		Servicemaster (The) Co.
	3,220	7.00%, 08/15/2020	3,425
			9,880
		Arts, Entertainment and Recreation - 5.9%
		AMC Entertainment, Inc.
	4,944	9.75%, 12/01/2020	5,636
		CCO Holdings LLC
	120	5.13%, 02/15/2023	121
	95	5.25%, 09/30/2022	96
	545	5.75%, 09/01/2023	565
	4,042	7.38%, 06/01/2020	4,406
		Emdeon, Inc.
	1,640	11.00%, 12/31/2019	1,886
		Gannett Co., Inc.
	4,390	5.13%, 10/15/2019 ■	4,544
		Gray Television, Inc.
	3,521	7.50%, 10/01/2020	3,794
		NBC Universal Enterprise
	2,180	5.25%, 12/19/2049 ■	2,278
		Sirius XM Radio, Inc.
	860	4.25%, 05/15/2020 ■	848
	2,420	4.63%, 05/15/2023 ■	2,317
	376	5.25%, 08/15/2022 ■	405
		Univision Communications, Inc.
	2,437	6.75%, 09/15/2022 ■	2,696
			29,592
		Chemical Manufacturing - 2.3%
		Ferro Corp.
	3,873	7.88%, 08/15/2018	4,047
		Hexion Specialty Chemicals
	3,055	8.88%, 02/01/2018	3,177
		Hexion U.S. Finance Corp.
	1,245	6.63%, 04/15/2020	1,320
		Ineos Group Holdings plc
	760	5.88%, 02/15/2019 ■	779
	2,040	6.13%, 08/15/2018 ■	2,111
			11,434
		Computer and Electronic Product Manufacturing - 2.7%
		Alcatel-Lucent USA, Inc.
	2,430	6.75%, 11/15/2020 ■	2,588
		CDW Escrow Corp.
	2,255	8.50%, 04/01/2019	2,441
		Freescale Semiconductor, Inc.
	4,895	6.00%, 01/15/2022 ■	5,213
		Lucent Technologies, Inc.
	2,681	6.45%, 03/15/2029	2,654
	765	6.50%, 01/15/2028	758
			13,654
		Construction - 4.8%
		K Hovnanian Enterprises, Inc.
	1,705	7.00%, 01/15/2019 ■	1,739
	1,775	9.13%, 11/15/2020 ■	1,979
		KB Home
	2,206	7.50%, 09/15/2022	2,449
	2,930	8.00%, 03/15/2020	3,362
		Lennar Corp.
	6,475	4.75%, 12/15/2017 - 11/15/2022	6,775
		M/I Homes, Inc.
	566	3.00%, 03/01/2018 β	617
		MPH Acquisition Holdings LLC
	1,785	6.63%, 04/01/2022 ■	1,870
		Ply Gem Industries, Inc.
	4,000	6.50%, 02/01/2022 ■	3,870
		Pulte Homes, Inc.
	615	6.38%, 05/15/2033	618
		Ryland Group, Inc.
	910	5.38%, 10/01/2022	903
			24,182
		Fabricated Metal Product Manufacturing - 1.3%
		BOE Intermediate Holdings Corp.
	2,314	9.00%, 11/01/2017 ■Þ	2,426
		Entegris, Inc.
	2,665	6.00%, 04/01/2022 ■	2,745
		Masco Corp.
	1,135	5.95%, 03/15/2022	1,254
	320	7.13%, 03/15/2020	377
			6,802
		Finance and Insurance - 9.7%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	3,600	7.00%, 12/29/2049 §	5,213
		Barclays Bank plc
	3,640	8.25%, 12/15/2018 ♠β	3,858
		CIT Group, Inc.
	3,011	5.25%, 03/15/2018	3,233
		Credit Agricole S.A.
	1,015	7.88%, 01/23/2024 ■♠	1,109
		Credit Suisse Group AG
	1,400	7.50%, 12/11/2023 ■♠	1,550
		Ineos Finance plc
	1,220	7.50%, 05/01/2020 ■	1,328
	715	8.38%, 02/15/2019 ■	781
		Nationstar Mortgage LLC
	6,335	6.50%, 08/01/2018 - 07/01/2021	6,440
		Nuveen Investments, Inc.
	1,850	9.13%, 10/15/2017 ■	2,005
		Provident Funding Associates L.P.
	5,300	6.75%, 06/15/2021 ■	5,366
		Royal Bank of Scotland Group plc
	2,520	6.99%, 10/05/2017 ■♠	2,936
	1,000	7.64%, 09/27/2017 ♠Δ	1,069

The accompanying notes are an integral part of these financial statements.

5

Hartford High Yield HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 88.9% - (continued)
		Finance and Insurance - 9.7% - (continued)
		Societe Generale
	$1,355	6.00%, 01/27/2020 ■♠	$1,335
	3,780	7.88%, 12/18/2023 ■♠	4,030
	1,600	8.25%, 11/29/2018 §♠	1,741
		Softbank Corp.
	2,825	4.50%, 04/15/2020 ■	2,871
		TMX Finance LLC
	3,625	8.50%, 09/15/2018 ■	3,842
			48,707
		Food Services - 1.3%
		ARAMARK Corp.
	3,825	5.75%, 03/15/2020	4,045
		CEC Entertainment, Inc.
	2,490	8.00%, 02/15/2022 ■	2,577
			6,622
		Health Care and Social Assistance - 8.8%
		Alere, Inc.
	2,340	6.50%, 06/15/2020	2,457
		Biomet, Inc.
	2,710	6.50%, 08/01/2020 - 10/01/2020	2,907
		Community Health Systems, Inc.
	2,076	5.13%, 08/15/2018	2,177
	5,640	6.88%, 02/01/2022 ■	5,978
	2,935	7.13%, 07/15/2020	3,177
		Cubist Pharmaceuticals
	707	1.88%, 09/01/2020 ■β	806
		Envision Healthcare Corp.
	1,040	5.13%, 07/01/2022 ■	1,049
		Exelixis, Inc.
	317	4.25%, 08/15/2019 β	268
		Grifols Worldwide Operations Ltd.
	1,155	5.25%, 04/01/2022 ■	1,198
		HCA Holdings, Inc.
	1,835	6.25%, 02/15/2021	1,970
		HCA, Inc.
	5,919	7.50%, 11/15/2095 ‡	5,564
		Pinnacle Merger Sub, Inc.
	3,180	9.50%, 10/01/2023 ■	3,534
		Salix Pharmaceuticals Ltd.
	4,500	6.00%, 01/15/2021 ■	4,826
		Savient Pharmaceuticals, Inc.
	3,885	4.75%, 02/01/2018 Ψ	5
		Tenet Healthcare Corp.
	3,030	5.00%, 03/01/2019 ■	3,072
	3,425	8.13%, 04/01/2022	3,965
		Wellcare Health Plans, Inc.
	1,255	5.75%, 11/15/2020	1,337
			44,290
		Information - 22.9%
		Activision Blizzard, Inc.
	6,152	5.63%, 09/15/2021 ■	6,629
		Altice Financing S.A.
	885	6.50%, 01/15/2022 ■	943
	1,500	7.88%, 12/15/2019 ■	1,642
	295	8.13%, 01/15/2024 ■	325
	1,080	9.88%, 12/15/2020 ■	1,245
		Audatex North America, Inc.
	1,485	6.00%, 06/15/2021 ■	1,585
		DISH DBS Corp.
	2,170	5.00%, 03/15/2023	2,211
	3,725	5.88%, 07/15/2022	4,042
	945	6.75%, 06/01/2021	1,077
	4,886	7.88%, 09/01/2019	5,802
		First Data Corp.
	1,800	6.75%, 11/01/2020 ■	1,948
	3,975	7.38%, 06/15/2019 ■	4,268
	4,130	8.25%, 01/15/2021 ■	4,522
	3,547	14.50%, 09/24/2019 ■Þ	3,941
		Infor Software Parent LLC
	3,710	7.13%, 05/01/2021 ■	3,793
		Infor US, Inc.
	1,890	9.38%, 04/01/2019	2,105
		Intelsat Jackson Holdings S.A.
	2,330	6.63%, 12/15/2022	2,432
		Intelsat Luxembourg S.A.
	695	6.75%, 06/01/2018	736
	6,550	7.75%, 06/01/2021	6,935
		Level 3 Financing, Inc.
	970	6.13%, 01/15/2021 ■	1,039
		MetroPCS Wireless, Inc.
	1,425	6.63%, 11/15/2020	1,521
		Nara Cable Funding Ltd.
	3,615	8.88%, 12/01/2018 ■	3,859
		Sprint Communications, Inc.
	507	7.00%, 03/01/2020 ■	583
	6,120	7.25%, 09/15/2021 ■	6,747
	5,715	7.88%, 09/15/2023 ■	6,358
	3,092	9.00%, 11/15/2018 ■	3,749
		Syniverse Holdings, Inc.
	3,470	9.13%, 01/15/2019	3,717
		T-Mobile USA, Inc.
	330	6.13%, 01/15/2022	350
	2,490	6.46%, 04/28/2019	2,621
	490	6.50%, 01/15/2024	524
	1,030	6.63%, 04/28/2021	1,115
	2,865	6.73%, 04/28/2022	3,091
	405	6.84%, 04/28/2023	441
		Unitymedia Hessen GmbH & Co.
	2,555	5.50%, 01/15/2023 ■	2,644
		UPCB Finance III Ltd.
	2,868	6.63%, 07/01/2020 ■	3,054
		UPCB Finance VI Ltd.
	1,845	6.88%, 01/15/2022 ■	2,016
		Verint Systems, Inc.
	1,101	1.50%, 06/01/2021 β	1,129
		Videotron Ltd.
	249	9.13%, 04/15/2018	256
		Wind Acquisition Finance S.A.
EUR	3,565	4.00%, 07/15/2020 ■☼	4,869
	1,145	6.50%, 04/30/2020 ■	1,241
	4,510	7.25%, 02/15/2018 ■	4,765
		Windstream Corp.
	3,400	7.50%, 04/01/2023	3,681
			115,551

		Machinery Manufacturing - 1.0%
		Case New Holland Industrial, Inc.
	4,301	7.88%, 12/01/2017 ‡	5,011

The accompanying notes are an integral part of these financial statements.

6

Hartford High Yield HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 88.9% - (continued)
		Mining - 1.0%
		AK Steel Corp.
	$2,805	7.63%, 05/15/2020	$2,889
	1,285	8.38%, 04/01/2022	1,362
		AuRico Gold, Inc.
	920	7.75%, 04/01/2020 ■	911
			5,162
		Miscellaneous Manufacturing - 0.9%
		BE Aerospace, Inc.
	1,286	5.25%, 04/01/2022	1,400
		DigitalGlobe, Inc.
	2,945	5.25%, 02/01/2021	2,916
			4,316
		Motor Vehicle and Parts Manufacturing - 1.5%
		Chrysler Group LLC
	2,095	8.00%, 06/15/2019	2,276
	3,085	8.25%, 06/15/2021	3,486
		General Motors Co.
	1,850	4.88%, 10/02/2023 ■	1,947
			7,709
		Nonmetallic Mineral Product Manufacturing - 1.7%
		Ardagh Finance Holdings S.A.
	1,185	8.63%, 06/15/2019 ■	1,220
		Ardagh Packaging Finance plc
	2,065	6.00%, 06/30/2021 ■☼	2,062
	278	7.00%, 11/15/2020 ■	288
	511	9.13%, 10/15/2020 ■	566
		Cemex Finance LLC
	2,830	6.00%, 04/01/2024 ■	2,947
		Cemex S.A.B. de C.V.
	870	3.75%, 03/15/2018 β	1,320
			8,403
		Other Services - 1.6%
		Abengoa Finance
EUR	855	6.00%, 03/31/2021 ■	1,232
	2,255	7.75%, 02/01/2020 ■	2,512
		Service Corp. International
	520	5.38%, 01/15/2022	538
	3,415	7.63%, 10/01/2018	4,004
			8,286
		Petroleum and Coal Products Manufacturing - 5.8%
		Antero Resources Finance Corp.
	2,700	6.00%, 12/01/2020	2,896
		Bonanza Creek Energy, Inc.
	1,940	6.75%, 04/15/2021	2,076
		Cimarex Energy Co.
	330	4.38%, 06/01/2024	336
		Cobalt International Energy, Inc.
	1,790	2.63%, 12/01/2019 β	1,651
		Concho Resources, Inc.
	1,020	5.50%, 10/01/2022	1,098
		Diamondback Energy, Inc.
	2,485	7.63%, 10/01/2021 ■	2,733
		Everest Acquisition LLC
	570	6.88%, 05/01/2019	606
	3,792	9.38%, 05/01/2020	4,342
		Harvest Operations Corp.
	1,315	6.88%, 10/01/2017	1,427
		Range Resources Corp.
	500	5.00%, 08/15/2022	530
		Rosetta Resources, Inc.
	1,875	5.63%, 05/01/2021	1,929
	1,860	5.88%, 06/01/2022	1,944
		Seadrill Ltd.
	2,585	6.13%, 09/15/2017 ■	2,721
		Seventy Seven Energy, Inc.
	430	6.50%, 07/15/2022 ■	441
		Tullow Oil plc
	1,725	6.00%, 11/01/2020 ■	1,789
	2,865	6.25%, 04/15/2022 ■	2,972
			29,491
		Pipeline Transportation - 1.2%
		Energy Transfer Equity L.P.
	2,588	7.50%, 10/15/2020	2,989
		Kinder Morgan Finance Co.
	2,850	6.00%, 01/15/2018 ■	3,114
			6,103
		Plastics and Rubber Products Manufacturing - 0.8%
		Associated Materials LLC
	1,005	9.13%, 11/01/2017	1,043
		Nortek, Inc.
	2,785	8.50%, 04/15/2021	3,077
			4,120
		Primary Metal Manufacturing - 0.8%
		Constellium N.V.
	535	5.75%, 05/15/2024 ■	562
		United States Steel Corp.
	3,026	7.38%, 04/01/2020	3,336
			3,898
		Printing and Related Support Activities - 0.5%
		Quad Graphics, Inc.
	2,385	7.00%, 05/01/2022 ■	2,385

		Professional, Scientific and Technical Services - 1.3%
		Getty Images, Inc.
	2,865	7.00%, 10/15/2020 ■	2,625
		SunGard Data Systems, Inc.
	490	6.63%, 11/01/2019	516
	1,808	7.38%, 11/15/2018	1,909
	1,520	7.63%, 11/15/2020	1,657
			6,707
		Real Estate, Rental and Leasing - 2.6%
		Hertz Global Holdings, Inc.
	1,075	5.88%, 10/15/2020	1,123
	695	6.25%, 10/15/2022	736
		International Lease Finance Corp.
	8,421	5.88%, 04/01/2019 - 08/15/2022	9,259
	1,720	6.25%, 05/15/2019	1,926
			13,044
		Retail Trade - 3.7%
		99 Cents Only Stores
	2,260	11.00%, 12/15/2019	2,503
		AmeriGas Partners L.P.
	3,336	6.25%, 08/20/2019 ╦	3,561
		GRD Holding III Corp.
	3,095	10.75%, 06/01/2019 ■	3,466

The accompanying notes are an integral part of these financial statements.

7

Hartford High Yield HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 88.9% - (continued)
	Retail Trade - 3.7% - (continued)
	Michaels Stores, Inc.
$1,350	5.88%, 12/15/2020 ■	$1,380
3,190	7.75%, 11/01/2018	3,374
	Party City Holdings, Inc.
1,080	8.88%, 08/01/2020	1,196
	Party City Nextco Holdings
2,995	8.75%, 08/15/2019 ■	3,059
		18,539
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Sun Products Corp.
1,845	7.75%, 03/15/2021 ■	1,605

	Transportation Equipment Manufacturing - 0.4%
	Huntington Ingalls Industries, Inc.
1,785	7.13%, 03/15/2021	1,950

	Utilities - 1.4%
	AES (The) Corp.
393	8.00%, 10/15/2017	458
	Dolphin Subsidiary II, Inc.
3,890	7.25%, 10/15/2021	4,279
	Texas Competitive Electric Co.
2,765	0.00%, 10/01/2020 ■Ω	2,523
		7,260
	Wholesale Trade - 0.7%
	Dynegy, Inc.
835	5.88%, 06/01/2023	841
	J.M. Huber Corp.
2,290	9.88%, 11/01/2019 ■	2,608
		3,449
	Total Corporate Bonds
	(Cost $425,615)	$448,152

Senior Floating Rate Interests ♦ - 6.1%
	Arts, Entertainment and Recreation - 0.6%
	Tribune Co.
$2,796	0.40%, 12/27/2020	$2,800

	Computer and Electronic Product Manufacturing - 0.4%
	Freescale Semiconductor, Inc.
2,035	0.50%, 01/15/2021	2,042

	Finance and Insurance - 1.2%
	Asurion LLC
2,616	0.43%, 07/08/2020 ☼	2,613
2,451	0.50%, 05/24/2019	2,465
945	0.85%, 03/03/2021	979
		6,057
	Mining - 0.5%
	Arch Coal, Inc.
2,620	0.63%, 05/16/2018	2,573

	Other Services - 1.3%
	Gardner Denver, Inc.
2,992	0.43%, 07/30/2020	2,990
	Rexnord LLC
3,662	0.40%, 08/21/2020	3,657
		6,647

	Petroleum and Coal Products Manufacturing - 0.4%
	Crosby Worldwide Ltd.
2,140	0.40%, 11/23/2020	2,137

	Retail Trade - 0.7%
	Lands' End, Inc.
1,400	0.43%, 04/04/2021	1,398
	Neiman Marcus (The) Group, Inc.
2,210	0.43%, 10/25/2020	2,203
		3,601
	Utilities - 1.0%
	Calpine Corp.
512	0.40%, 10/31/2020	513
	Texas Competitive Electric Holdings Co. LLC
5,425	0.47%, 10/10/2017 Ω	4,433
		4,946
	Total Senior Floating Rate Interests
	(Cost $30,030)	$30,803

Common Stocks - 0.4%
	Energy - 0.4%
206,275	KCA Deutag ⌂●†	$1,865

	Total Common Stocks
	(Cost $2,795)	$1,865

Preferred Stocks - 1.6%
	Diversified Financials - 1.2%
5	Citigroup Capital XIII	$147
221	GMAC Capital Trust I β	6,025
		6,172
	Telecommunication Services - 0.4%
36	Intelsat S.A., 5.75% β	1,830

	Total Preferred Stocks
	(Cost $7,203)	$8,002

	Total Long-Term Investments
	(Cost $468,122)	$488,822

Short-Term Investments - 3.3%
	Repurchase Agreements - 3.3%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
07/01/2014 in the amount of $1,412,
collateralized by FHLMC 2.23% - 5.99%, 2030
- 2044, FNMA 2.31% - 6.34%, 2020 - 2042,
	value of $1,440)
$1,412	0.10%, 6/30/2014	$1,412
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $2,157, collateralized by U.S.
Treasury Bill 0.13%, 2015, U.S. Treasury
Bond 2.75% - 10.63%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.50%, 2014 - 2024,
	value of $2,200)
2,157	0.09%, 6/30/2014	2,157

The accompanying notes are an integral part of these financial statements.

8

Hartford High Yield HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 3.3% - (continued)
	Repurchase Agreements - 3.3% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $920, collateralized by FHLMC
2.00% - 5.50%, 2018 - 2041, FNMA 2.00% -
4.50%, 2026 - 2042, GNMA 3.00% - 4.00%,
2042 - 2043, U.S. Treasury Bill 0.05%, 2014,
U.S. Treasury Note 0.75%, 2018, value of
	$938)
$920	0.11%, 6/30/2014		$920
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $851, collateralized by U.S. Treasury Note 0.63% - 0.88%, 2018 - 2019, value of $868)
851	0.07%, 6/30/2014		851
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2014 in the amount of $1,960,
collateralized by U.S. Treasury Bond 4.38% -
7.50%, 2016 - 2040, U.S. Treasury Note
	0.50% - 3.00%, 2014 - 2020, value of $1,999)
1,960	0.06%, 6/30/2014		1,960
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $3,004, collateralized by U.S. Treasury Note 0.38% - 3.13%, 2015 - 2022, value of $3,064)
3,004	0.08%, 6/30/2014		3,004
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $6,253, collateralized by FHLMC 3.50% - 4.00%, 2026 - 2044, FNMA 2.50% - 5.00%, 2025 - 2043, value of $6,378)
6,253	0.11%, 6/30/2014		6,253
	UBS Securities Repurchase Agreement (maturing on 07/01/2014 in the amount of $26, collateralized by U.S. Treasury Note 2.13%, 2020, value of $26)
25	0.05%, 6/30/2014		25
			16,582
	Total Short-Term Investments
	(Cost $16,582)		$16,582

	Total Investments
	(Cost $484,704) ▲	100.3%	$505,404
	Other Assets and Liabilities	(0.3)%	(1,518)
	Total Net Assets	100.0%	$503,886

The accompanying notes are an integral part of these financial statements.

9

Hartford High Yield HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $484,842 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$26,837
Unrealized Depreciation	(6,275)
Net Unrealized Appreciation	$20,562

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2014, the aggregate value of these securities was $1,865, which represents 0.4% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The company is in bankruptcy. The investment held by the Fund is current with respect to interest payments.

Ω	Debt security in default due to bankruptcy.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2014.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of June 30, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2014, the aggregate value of these securities was $210,315, which represents 41.7% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2014, the aggregate value of these securities was $6,954, which represents 1.4% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	206,275	KCA Deutag	$2,795

At June 30, 2014, the aggregate value of these securities was $1,865, which represents 0.4% of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Þ	This security may pay interest in additional principal instead of cash.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $7,763 at June 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

The accompanying notes are an integral part of these financial statements.

10

Hartford High Yield HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at June 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Buy	07/31/2014	RBC	$116	$117	$1	$–
CAD	Sell	07/31/2014	BCLY	117	117	–	–
EUR	Buy	07/10/2014	MSC	4,850	4,882	32	–
EUR	Sell	07/31/2014	BOA	6,202	6,248	–	(46)
EUR	Sell	07/31/2014	MSC	4,849	4,882	–	(33)
Total						$33	$(79)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

OTC Credit Default Swap Contracts Outstanding at June 30, 2014

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues:
Buy protection:
Valeant Pharmaceuticals	GSC	USD	240	(5.00)% / (2.38)%	06/20/19	$–	$(29)	$(29)	$–	$–

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on June 30, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

The accompanying notes are an integral part of these financial statements.

11

Hartford High Yield HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
USD	U.S. Dollar

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter

The accompanying notes are an integral part of these financial statements.

12

Hartford High Yield HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	1,865	–	–	1,865
Corporate Bonds	448,152	–	448,152	–
Preferred Stocks	8,002	8,002	–	–
Senior Floating Rate Interests	30,803	–	30,803	–
Short-Term Investments	16,582	–	16,582	–
Total	$505,404	$8,002	$495,537	$1,865
Foreign Currency Contracts *	$33	$–	$33	$–
Swaps - Credit Default *	–	–	–	–
Total	$33	$–	$33	$–
Liabilities:
Foreign Currency Contracts *	$79	$–	$79	$–
Total	$79	$–	$79	$–

♦	For the six-month period ended June 30, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	*	$—	$—	$—	$—	$—	$—
Common Stocks	1,526	(17)	356	†	—	—	—	—	—	1,865
Preferred Stocks	160	(160)	—		—	—	—	—	—	—
Total	$1,686	$(177)	$356		$—	$—	$—	$—	$—	$1,865

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2014 was zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2014 was $356.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

13

Hartford High Yield HLS Fund
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $484,704)	$505,404
Cash	227
Unrealized appreciation on foreign currency contracts	33
Unrealized appreciation on OTC swap contracts	—
Receivables:
Investment securities sold	50
Fund shares sold	31
Dividends and interest	6,868
Total assets	512,613
Liabilities:
Unrealized depreciation on foreign currency contracts	79
Payables:
Investment securities purchased	7,844
Fund shares redeemed	618
Investment management fees	48
Distribution fees	4
Other liabilities	—
Accrued expenses	105
OTC swap premiums received	29
Total liabilities	8,727
Net assets	$503,886
Summary of Net Assets:
Capital stock and paid-in-capital	$448,891
Undistributed net investment income	48,103
Accumulated net realized loss	(13,698)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	20,590
Net assets	$503,886
Shares authorized	2,800,000
Par value	$0.001
Class IA: Net asset value per share	$9.39
Shares outstanding	40,594
Net assets	$381,251
Class IB: Net asset value per share	$9.24
Shares outstanding	13,269
Net assets	$122,635

The accompanying notes are an integral part of these financial statements.

14

Hartford High Yield HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2014 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$277
Interest	15,421
Total investment income, net	15,698

Expenses:
Investment management fees	1,774
Transfer agent fees	2
Distribution fees - Class IB	154
Custodian fees	5
Accounting services fees	51
Board of Directors' fees	8
Audit fees	8
Other expenses	75
Total expenses (before fees paid indirectly)	2,077
Custodian fee offset	—
Total fees paid indirectly	—
Total expenses, net	2,077
Net Investment Income	13,621

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	5,474
Net realized gain on swap contracts	88
Net realized gain on foreign currency contracts	109
Net realized gain on other foreign currency transactions	24
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	5,695

Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation of investments	9,011
Net unrealized depreciation of swap contracts	(632)
Net unrealized depreciation of foreign currency contracts	(44)
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(63)
Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	8,272
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	13,967
Net Increase in Net Assets Resulting from Operations	$27,588

The accompanying notes are an integral part of these financial statements.

15

Hartford High Yield HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$13,621	$34,064
Net realized gain on investments, other financial instruments and foreign currency transactions	5,695	14,695
Net unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	8,272	(13,756)
Net Increase in Net Assets Resulting from Operations	27,588	35,003
Distributions to Shareholders:
From net investment income
Class IA	—	(33,749)
Class IB	—	(10,240)
Total distributions	—	(43,989)
Capital Share Transactions:
Class IA
Sold	13,114	71,995
Issued on reinvestment of distributions	—	33,749
Redeemed	(42,199)	(213,606)
Total capital share transactions	(29,085)	(107,862)
Class IB
Sold	2,235	26,312
Issued on reinvestment of distributions	—	10,240
Redeemed	(11,893)	(57,755)
Total capital share transactions	(9,658)	(21,203)
Net decrease from capital share transactions	(38,743)	(129,065)
Net Decrease in Net Assets	(11,155)	(138,051)
Net Assets:
Beginning of period	515,041	653,092
End of period	$503,886	$515,041
Undistributed (distribution in excess of) net investment income	$48,103	$34,482
Shares:
Class IA
Sold	1,437	7,914
Issued on reinvestment of distributions	—	3,933
Redeemed	(4,609)	(23,548)
Total share activity	(3,172)	(11,701)
Class IB
Sold	248	2,947
Issued on reinvestment of distributions	—	1,210
Redeemed	(1,320)	(6,452)
Total share activity	(1,072)	(2,295)

The accompanying notes are an integral part of these financial statements.

16

Hartford High Yield HLS Fund
Notes to Financial Statements
June 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

Hartford High Yield HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available.  There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers in accordance with procedures established by the Company's Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed

17

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. A composite bid price is used, which is an average of the dealer marks and dealer runs.Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date.

18

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Voting members of the Valuation Committee include the Fund's Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statement of Operations, as applicable.

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by

19

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company's Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid or restricted investments as of June 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell

20

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of June 30, 2014.

Senior Floating Rate Interests – The Fund may invest in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. The Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, the Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statement of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to the Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. The Fund, as shown on the Schedule of Investments, had senior floating rate interests as of June 30, 2014.

Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had outstanding mortgage related and other asset backed securities as of June 30, 2014.

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all

21

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund, as shown on the Schedule of Investments, had outstanding foreign currency contracts as of June 30, 2014.

Swap Contracts – The Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Company's Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

The Fund’s maximum risk of loss from credit risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) as well as the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to credit risk. The Fund is still exposed to the credit risk of the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to all of its participants through the use of mandatory margin requirements, daily cash settlements, and other procedures designed to protect counterparties utilizing the clearinghouse. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows the Fund to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Certain credit default swaps involve the exchange of a fixed rate premium for

22

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of six-month period-end are disclosed in the notes to the Schedule of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on asset backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. The Fund, as shown on the Schedule of Investments, had outstanding credit default swap contracts as of June 30, 2014.

Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$33	$—	$—	$—	$—	$33
Unrealized appreciation on OTC swap contracts	—	—	—	—	—	—	—
Total	$—	$33	$—	$—	$—	$—	$33

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$79	$—	$—	$—	$—	$79
Total	$—	$79	$—	$—	$—	$—	$79

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2014.

23

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on swap contracts	$—	$—	$88	$—	$—	$—	$88
Net realized gain on foreign currency contracts	—	109	—	—	—	—	109
Total	$—	$109	$88	$—	$—	$—	$197

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of swap contracts	$—	$—	$(632)	$—	$—	$—	$(632)
Net change in unrealized depreciation of foreign currency contracts	—	(44)	—	—	—	—	(44)
Total	$—	$(44)	$(632)	$—	$—	$—	$(676)

Balance Sheet Offsetting Information - Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Futures Commission Merchant's (FCM) custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

Offsetting of Financial Assets and Derivative Assets as of June 30, 2014:

	Gross Amounts* of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Received	Cash Collateral Received	Net Amount (not less than $0)
Description
Unrealized appreciation on foreign currency contracts	$1	$—	$—	$—	$1
Total subject to a master netting or similar arrangement	$1	$—	$—	$—	$1

* Gross amounts presented as no amounts are netted within the Statements of Assets and Liabilities.

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2014:

	Gross Amounts* of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount (not less than $0)
Description
OTC swap contracts at market value	$29	$—	$—	$—	$29
Unrealized depreciation on foreign currency contracts	79	—	—	—	79
Total subject to a master netting or similar arrangement	$108	$—	$—	$—	$108

* Gross amounts presented as no amounts are netted within the Statement of Assets and Liabilities.

Certain derivatives held by the Fund, as of June 30, 2014, are not subject to a master netting arrangement and are excluded from the table above.

24

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Principal Risks:

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

25

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$43,989	$57,181

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$35,155
Accumulated Capital and Other Losses*	(19,258)
Unrealized Appreciation†	12,182
Total Accumulated Earnings	$28,079

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$453
Accumulated Net Realized Gain (Loss)	(453)

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax year end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$19,258
Total	$19,258

During the year ended December 31, 2013, the Fund utilized $13,881 of prior year capital loss carryforwards.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

26

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $500 million	0.7000%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6150%
On next $5 billion	0.6050%
Over $10 billion	0.5950%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.020%
On next $5 billion	0.015%
Over $10 billion	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Fees Paid Indirectly – The Fund's custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2014, this amount, if any, is included in the Statement of Operations.

27

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2014
Class IA	0.76%
Class IB	1.01

Distribution Plan for Class IB Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.03%	0.03%
Total Return Excluding Payment from Affiliate	50.41%	50.04%

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$115,542	$—	$115,542
Sales Proceeds	146,210	—	146,210

28

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Fund did not have any borrowings under this facility.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

29

Hartford High Yield HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Six-Month Period Ended June 30, 2014 (Unaudited)
IA	$8.90	$0.25	$0.24	$0.49	$–	$–	$–	$9.39	5.51	%(D)	$381,251	0.76	%(E)	0.76	%(E)	5.43	%(E)
IB	8.77	0.23	0.24	0.47	–	–	–	9.24	5.36	(D)	122,635	1.01	(E)	1.01	(E)	5.18	(E)

For the Year Ended December 31, 2013
IA	$9.09	$0.54	$0.01	$0.55	$(0.74)	$–	$(0.74)	$8.90	6.43%		$389,340	0.75%		0.75%		5.90%
IB	8.96	0.50	0.03	0.53	(0.72)	–	(0.72)	8.77	6.17		125,701	1.00		1.00		5.64

For the Year Ended December 31, 2012
IA	$8.70	$0.58	$0.63	$1.21	$(0.82)	$–	$(0.82)	$9.09	14.31%		$504,042	0.75%		0.75%		6.37%
IB	8.59	0.55	0.62	1.17	(0.80)	–	(0.80)	8.96	14.03		149,050	1.00		1.00		6.12

For the Year Ended December 31, 2011
IA	$9.15	$0.71	$(0.31)	$0.40	$(0.85)	$–	$(0.85)	$8.70	4.69%		$548,608	0.74%		0.74%		7.68%
IB	9.04	0.67	(0.30)	0.37	(0.82)	–	(0.82)	8.59	4.44		160,060	0.99		0.99		7.43

For the Year Ended December 31, 2010
IA	$7.94	$0.75	$0.52	$1.27	$(0.06)	$–	$(0.06)	$9.15	16.15%		$602,493	0.75%		0.75%		8.80%
IB	7.86	0.72	0.52	1.24	(0.06)	–	(0.06)	9.04	15.86		186,357	1.00		1.00		8.57

For the Year Ended December 31, 2009
IA	$5.73	$0.73	$2.16	$2.89	$(0.68)	$–	$(0.68)	$7.94	50.46	%(F)	$527,000	0.75%		0.75%		10.32%
IB	5.68	0.70	2.14	2.84	(0.66)	–	(0.66)	7.86	50.08	(F)	188,832	1.00		1.00		10.08

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	24%
For the Year Ended December 31, 2013	46
For the Year Ended December 31, 2012	94
For the Year Ended December 31, 2011	88
For the Year Ended December 31, 2010	139
For the Year Ended December 31, 2009	173

30

Hartford High Yield HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

31

Hartford High Yield HLS Fund
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

32

Hartford High Yield HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

33

Hartford High Yield HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,055.10	$3.87	$1,000.00	$1,021.03	$3.81	0.76%	181	365
Class IB	$1,000.00	$1,053.60	$5.14	$1,000.00	$1,019.79	$5.06	1.01	181	365

34

Hartford High Yield HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Junk Bond Risk: Investments in junk bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities.

Fixed Income Risk: The Fund is subject to interest rate risk (the risk that the value of an investment decreases when interest rates rise) and credit risk (the risk that the issuing company of a security is unable to pay interest and principal when due) and call risk (the risk that an investment may be redeemed early).

Foreign Investment Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Potential risks include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting and other reporting requirements, unfavorable changes in currency exchange rates, and economic and political disruptions.

Derivatives Risk: Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

35

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-HY14 8-14 113544-3 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD INDEX HLS FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Index HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Index HLS Fund inception 05/01/1987

(sub-advised by Hartford Investment Management Company)

Investment objective – The Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

Performance Overview 6/30/04 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	10 Years
Index IA	6.98%	24.21%	18.46%	7.46%
Index IB	6.83%	23.89%	18.17%	7.20%
S&P 500 Index	7.14%	24.61%	18.83%	7.78%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the total annual operating expense ratios for Class IA and Class IB were 0.33% and 0.58%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Index HLS Fund
Manager Discussion
June 30, 2014 (Unaudited)

Portfolio Manager
Deane Gyllenhaal *	Edward Caputo, CFA *	Paul Bukowski, CFA *
Vice President	Senior Vice President	Executive Vice President and Head of Quantitative Equities and Asset Allocation

* Effective July 31, 2014 Edward Caputo and Paul Bukoski replaced Deane Gyllenhaal as portfolio managers.

How did the Fund perform?

The Class IA shares of the Hartford Index HLS Fund returned 6.98% for the six-month period ended June 30, 2014. The Fund performed very closely to its benchmark, the S&P 500 Index, which returned 7.14% and outperformed the Variable Products-Underlying Funds Lipper S&P 500 Index Funds category, a group of funds with investment strategies similar to those of the Fund, which returned 6.91%.

Why did the Fund perform this way?

By design, the Fund is managed to mimic the performance of the S&P 500 Index and is expected to perform in line with the index. However, we do not purchase the stock of our parent, The Hartford Financial Services Group, Inc. (“HIG”). This exposure to HIG is reallocated across the Life/Health, Property/Casualty and Multi-line Insurance industries. The performance of the Fund tends to marginally differ from the benchmark, primarily due to trading in futures contracts, index events, minimal cash exposure, and lack of exposure to HIG.

All 10 of the sectors (as defined by the Global Industry Classification System) within the index had positive returns for the first half of 2014. Utilities and Energy led the way, gaining 18.4% and 13.1%, respectively, as investors looked for yield and turned defensive. Healthcare also contributed, adding 10.6%. The sector that produced the lowest return so far was Consumer Discretionary, which rose only 0.7%.

On a stock level, the leading constituents in the S&P 500 Index for the first half of 2014 were Newfield Exploration Co., which rallied 79.5%, followed by Nabors Industries, which gained 73.4%. Forest Laboratories rounded out the top three, finishing up 64.9%, as it left the index June 30 due to its acquisition by Actavis PLC. Laggards for the period included the retailer Coach, which fell 38.1%, followed by grocery chain Whole Foods, which dropped 32.9%.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

The Fund will continue to invest in the S&P 500 Index. Performance of the Fund is expected to be similar to that of the index.

The U.S. equities market in general is showing fundamentals remaining supportive and valuations slightly above average based on the belief they can be supported by rising interest rates. Conversely, it is our view that technicals could provide a potential headwind as the market continues to march higher despite an already exhibiting a significant amount of buying interest with little apparent concern for risk as volume and volatility have trended lower. As a result, we expect a stagnant broader market during the second half of 2014.

Possible risks to this outlook include heightened geopolitical tensions, the potential for surprises regarding the pace of the U.S. Federal Reserve’s tapering program, and unexpected but continued weakness in economic indicators beyond the weather-impacted first quarter data.

Diversification by Sector

as of June 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	11.9%
Consumer Staples	9.4
Energy	10.7
Financials	15.7
Health Care	13.2
Industrials	10.4
Information Technology	18.7
Materials	3.4
Services	2.5
Utilities	3.2
Total	99.1%
Short-Term Investments	0.9
Other Assets and Liabilities	0.0
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

Hartford Index HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.1%
	Automobiles and Components - 1.2%
16	BorgWarner, Inc.	$1,022
19	Delphi Automotive plc	1,303
271	Ford Motor Co.	4,672
90	General Motors Co.	3,272
19	Goodyear (The) Tire & Rubber Co.	525
15	Harley-Davidson, Inc.	1,047
46	Johnson Controls, Inc.	2,275
		14,116
	Banks - 3.0%
49	BB&T Corp.	1,943
12	Comerica, Inc.	623
58	Fifth Third Bancorp	1,244
33	Hudson City Bancorp, Inc.	320
57	Huntington Bancshares, Inc.	541
61	KeyCorp	867
9	M&T Bank Corp.	1,115
21	People's United Financial, Inc.	322
37	PNC Financial Services Group, Inc.	3,262
95	Regions Financial Corp.	1,004
36	SunTrust Banks, Inc.	1,462
124	US Bancorp	5,390
329	Wells Fargo & Co.	17,268
13	Zions Bancorporation	372
		35,733
	Capital Goods - 7.7%
43	3M Co.	6,102
17	AMETEK, Inc.	878
46	Boeing Co.	5,847
43	Caterpillar, Inc.	4,650
12	Cummins, Inc.	1,813
41	Danaher Corp.	3,247
25	Deere & Co.	2,254
11	Dover Corp.	1,040
33	Eaton Corp. plc	2,521
48	Emerson Electric Co.	3,188
19	Fastenal Co.	925
9	Flowserve Corp.	700
11	Fluor Corp.	842
22	General Dynamics Corp.	2,605
687	General Electric Co.	18,062
54	Honeywell International, Inc.	4,990
26	Illinois Tool Works, Inc.	2,276
17	Ingersoll-Rand plc	1,075
9	Jacobs Engineering Group, Inc. ●	483
7	Joy Global, Inc.	422
6	L-3 Communications Holdings, Inc.	709
18	Lockheed Martin Corp.	2,932
24	Masco Corp.	543
15	Northrop Grumman Corp.	1,759
24	PACCAR, Inc.	1,528
8	Pall Corp.	646
10	Parker-Hannifin Corp.	1,287
13	Pentair plc	964
10	Precision Castparts Corp.	2,498
15	Quanta Services, Inc. ●	515
21	Raytheon Co.	1,980
10	Rockwell Automation, Inc.	1,191
9	Rockwell Collins, Inc.	729
7	Roper Industries, Inc.	998
4	Snap-On, Inc.	473
11	Stanley Black & Decker, Inc.	942
19	Textron, Inc.	732
58	United Technologies Corp.	6,669
4	W.W. Grainger, Inc.	1,059
13	Xylem, Inc.	491
		92,565
	Commercial and Professional Services - 0.7%
12	ADT (The) Corp.	416
6	Avery Dennison Corp.	333
7	Cintas Corp.	440
3	Dun & Bradstreet Corp.	276
8	Equifax, Inc. ●	604
12	Iron Mountain, Inc.	414
21	Nielsen N.V.	1,007
14	Pitney Bowes, Inc.	385
18	Republic Services, Inc.	697
9	Robert Half International, Inc.	448
6	Stericycle, Inc. ●	686
32	Tyco International Ltd.	1,442
30	Waste Management, Inc.	1,326
		8,474
	Consumer Durables and Apparel - 1.3%
19	Coach, Inc.	641
20	D.R. Horton, Inc.	481
3	Fossil Group, Inc. ●	345
8	Garmin Ltd.	515
5	Harman International Industries, Inc.	506
8	Hasbro, Inc.	421
9	Leggett & Platt, Inc.	324
12	Lennar Corp.	507
23	Mattel, Inc.	906
12	Michael Kors Holdings Ltd. ●	1,090
4	Mohawk Industries, Inc. ●	581
19	Newell Rubbermaid, Inc.	588
51	NIKE, Inc. Class B	3,920
23	Pulte Group, Inc.	472
6	PVH Corp.	653
4	Ralph Lauren Corp.	641
11	Under Armour, Inc. Class A ●	660
24	V.F. Corp.	1,485
5	Whirlpool Corp.	740
		15,476
	Consumer Services - 1.7%
30	Carnival Corp.	1,133
2	Chipotle Mexican Grill, Inc. ●	1,251
9	Darden Restaurants, Inc.	416
19	H & R Block, Inc.	629
15	Marriott International, Inc. Class A	967
68	McDonald's Corp.	6,828
52	Starbucks Corp.	3,992
13	Starwood Hotels & Resorts, Inc.	1,064
9	Wyndham Worldwide Corp.	658
6	Wynn Resorts Ltd.	1,147
30	Yum! Brands, Inc.	2,458
		20,543
	Diversified Financials - 6.5%
4	Affiliated Managers Group, Inc. ●	781
62	American Express Co.	5,922
13	Ameriprise Financial, Inc.	1,559
721	Bank of America Corp.	11,077

The accompanying notes are an integral part of these financial statements.

4

Hartford Index HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.1% - (continued)
	Diversified Financials - 6.5% - (continued)
78	Bank of New York Mellon Corp.	$2,931
9	BlackRock, Inc.	2,738
39	Capital One Financial Corp.	3,237
80	Charles Schwab Corp.	2,162
208	Citigroup, Inc.	9,806
22	CME Group, Inc.	1,535
32	Discover Financial Services	1,981
20	E*Trade Financial Corp. ●	421
28	Franklin Resources, Inc.	1,592
29	Goldman Sachs Group, Inc.	4,773
8	Intercontinental Exchange, Inc.	1,486
30	Invesco Ltd.	1,118
259	JP Morgan Chase & Co.	14,944
7	Legg Mason, Inc.	361
22	Leucadia National Corp.	568
13	Moody's Corp.	1,128
96	Morgan Stanley	3,100
8	Nasdaq OMX Group, Inc.	310
29	Navient Corp.	514
15	Northern Trust Corp.	980
30	State Street Corp.	1,989
18	T. Rowe Price Group, Inc.	1,516
		78,529
	Energy - 10.7%
35	Anadarko Petroleum Corp.	3,784
26	Apache Corp.	2,657
30	Baker Hughes, Inc.	2,228
29	Cabot Oil & Gas Corp.	977
14	Cameron International Corp. ●	951
35	Chesapeake Energy Corp.	1,080
131	Chevron Corp.	17,038
6	Cimarex Energy Co.	861
84	ConocoPhillips Holding Co.	7,212
16	Consol Energy, Inc.	724
24	Denbury Resources, Inc.	445
26	Devon Energy Corp.	2,089
5	Diamond Offshore Drilling, Inc.	235
16	Ensco plc	892
37	EOG Resources, Inc.	4,377
10	EQT Corp.	1,116
294	Exxon Mobil Corp.	29,633
16	FMC Technologies, Inc. ●	983
58	Halliburton Co.	4,108
7	Helmerich & Payne, Inc.	858
18	Hess Corp.	1,790
46	Kinder Morgan, Inc.	1,660
46	Marathon Oil Corp.	1,851
20	Marathon Petroleum Corp.	1,544
12	Murphy Oil Corp.	769
18	Nabors Industries Ltd.	527
29	National Oilwell Varco, Inc.	2,424
9	Newfield Exploration Co. ●	414
17	Noble Corp. plc	586
25	Noble Energy, Inc.	1,907
54	Occidental Petroleum Corp.	5,524
19	Peabody Energy Corp.	303
39	Phillips 66	3,122
10	Pioneer Natural Resources Co.	2,249
12	QEP Resources, Inc.	425
12	Range Resources Corp.	1,005
9	Rowan Cos. plc Class A	274
89	Schlumberger Ltd.	10,523
24	Southwestern Energy Co. ●	1,099
46	Spectra Energy Corp.	1,953
9	Tesoro Corp.	517
23	Transocean, Inc.	1,051
37	Valero Energy Corp.	1,834
51	Williams Cos., Inc.	2,949
		128,548
	Food and Staples Retailing - 2.2%
30	Costco Wholesale Corp.	3,464
80	CVS Caremark Corp.	6,037
35	Kroger (The) Co.	1,728
16	Safeway, Inc.	543
40	Sysco Corp.	1,500
60	Walgreen Co.	4,462
110	Wal-Mart Stores, Inc.	8,292
25	Whole Foods Market, Inc.	973
		26,999
	Food, Beverage and Tobacco - 5.2%
136	Altria Group, Inc.	5,710
45	Archer-Daniels-Midland Co.	1,977
11	Brown-Forman Corp.	1,048
12	Campbell Soup Co.	563
259	Coca-Cola Co.	10,973
16	Coca-Cola Enterprises, Inc.	767
29	ConAgra Foods, Inc.	856
12	Constellation Brands, Inc. Class A ●	1,018
13	Dr. Pepper Snapple Group	789
42	General Mills, Inc.	2,211
10	Hershey Co.	1,001
9	Hormel Foods Corp.	454
7	J.M. Smucker Co.	752
17	Kellogg Co.	1,147
9	Keurig Green Mountain, Inc.	1,084
41	Kraft Foods Group, Inc.	2,448
25	Lorillard, Inc.	1,515
9	McCormick & Co., Inc.	639
14	Mead Johnson Nutrition Co.	1,286
11	Molson Coors Brewing Co.	807
116	Mondelez International, Inc.	4,360
9	Monster Beverage Corp. ●	661
104	PepsiCo, Inc.	9,283
108	Philip Morris International, Inc.	9,091
21	Reynolds American, Inc.	1,287
19	Tyson Foods, Inc. Class A	709
		62,436
	Health Care Equipment and Services - 4.2%
103	Abbott Laboratories	4,208
25	Aetna, Inc.	1,990
15	AmerisourceBergen Corp.	1,123
5	Bard (C.R.), Inc.	745
37	Baxter International, Inc.	2,691
13	Becton, Dickinson & Co.	1,561
91	Boston Scientific Corp. ●	1,157
23	Cardinal Health, Inc.	1,596
14	CareFusion Corp. ●	632
20	Cerner Corp. ●	1,045
18	CIGNA Corp.	1,692
31	Covidien plc	2,784

The accompanying notes are an integral part of these financial statements.

5

Hartford Index HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.1% - (continued)
	Health Care Equipment and Services - 4.2% - (continued)
12	DaVita HealthCare Partners, Inc. ●	$878
10	Dentsply International, Inc.	459
7	Edwards Lifesciences Corp. ●	619
53	Express Scripts Holding Co. ●	3,676
11	Humana, Inc.	1,353
3	Intuitive Surgical, Inc. ●	1,093
6	Laboratory Corp. of America Holdings ●	594
16	McKesson Corp.	2,937
69	Medtronic, Inc.	4,368
6	Patterson Cos., Inc.	221
10	Quest Diagnostics, Inc.	579
19	St. Jude Medical, Inc.	1,349
20	Stryker Corp.	1,711
7	Tenet Healthcare Corp. ●	315
67	UnitedHealth Group, Inc.	5,487
7	Varian Medical Systems, Inc. ●	595
19	Wellpoint, Inc.	2,061
12	Zimmer Holdings, Inc.	1,199
		50,718
	Household and Personal Products - 2.0%
30	Avon Products, Inc.	435
9	Clorox Co.	803
60	Colgate-Palmolive Co.	4,062
17	Estee Lauder Co., Inc.	1,287
26	Kimberly-Clark Corp.	2,874
185	Procter & Gamble Co.	14,577
		24,038
	Insurance - 4.1%
24	ACE Ltd.	2,438
33	Aflac, Inc.	2,035
30	Allstate (The) Corp.	1,774
101	American International Group, Inc.	5,494
20	Aon plc	1,828
5	Assurant, Inc.	326
125	Berkshire Hathaway, Inc. Class B ●	15,852
17	Chubb Corp.	1,567
10	Cincinnati Financial Corp.	493
35	Genworth Financial, Inc. ●	602
19	Lincoln National Corp.	976
21	Loews Corp.	934
38	Marsh & McLennan Cos., Inc.	1,951
81	MetLife, Inc.	4,503
20	Principal Financial Group, Inc.	993
38	Progressive Corp.	961
33	Prudential Financial, Inc.	2,954
6	Torchmark Corp.	519
24	Travelers Cos., Inc.	2,272
18	Unum Group	643
19	XL Group plc	617
		49,732
	Materials - 3.4%
15	Air Products & Chemicals, Inc.	1,870
5	Airgas, Inc.	498
80	Alcoa, Inc.	1,196
7	Allegheny Technologies, Inc.	337
10	Ball Corp.	600
7	Bemis Co., Inc.	281
4	CF Industries Holdings, Inc.	868
82	Dow Chemical Co.	4,244
63	E.I. DuPont de Nemours & Co.	4,122
10	Eastman Chemical Co.	901
19	Ecolab, Inc.	2,064
9	FMC Corp.	651
71	Freeport-McMoRan Copper & Gold, Inc.	2,600
6	International Flavors & Fragrances, Inc.	581
30	International Paper Co.	1,497
29	LyondellBasell Industries Class A	2,793
12	MeadWestvaco Corp.	510
36	Monsanto Co.	4,483
22	Mosaic Co.	1,096
34	Newmont Mining Corp.	869
22	Nucor Corp.	1,077
11	Owens-Illinois, Inc. ●	390
9	PPG Industries, Inc.	1,993
20	Praxair, Inc.	2,662
13	Sealed Air Corp.	456
6	Sherwin-Williams Co.	1,203
8	Sigma-Aldrich Corp.	828
10	United States Steel Corp.	258
9	Vulcan Materials Co.	572
		41,500
	Media - 3.7%
15	Cablevision Systems Corp.	261
36	CBS Corp. Class B	2,252
178	Comcast Corp. Class A	9,568
32	DirecTV ●	2,728
15	Discovery Communications, Inc. ●	1,112
16	Gannett Co., Inc.	485
—	Graham Holdings Co.	244
29	Interpublic Group of Cos., Inc.	567
19	McGraw Hill Financial, Inc.	1,548
34	News Corp. Class A ●	612
18	Omnicom Group, Inc.	1,264
7	Scripps Networks Interactive Class A	593
19	Time Warner Cable, Inc.	2,812
60	Time Warner, Inc.	4,246
131	Twenty-First Century Fox, Inc.	4,613
27	Viacom, Inc. Class B	2,323
110	Walt Disney Co.	9,467
		44,695
	Pharmaceuticals, Biotechnology and Life Sciences - 9.0%
109	AbbVie, Inc.	6,149
12	Actavis plc ●	2,697
23	Agilent Technologies, Inc.	1,312
14	Alexion Pharmaceuticals, Inc. ●	2,125
20	Allergan, Inc.	3,449
52	Amgen, Inc.	6,145
16	Biogen Idec, Inc. ●	5,127
114	Bristol-Myers Squibb Co.	5,508
55	Celgene Corp. ●	4,715
68	Eli Lilly & Co.	4,198
17	Forest Laboratories, Inc. ●	1,647
105	Gilead Sciences, Inc. ●	8,728
11	Hospira, Inc. ●	588
194	Johnson & Johnson	20,291
200	Merck & Co., Inc.	11,589
26	Mylan, Inc. ●	1,322
8	PerkinElmer, Inc.	365
9	Perrigo Co. plc	1,338
437	Pfizer, Inc.	12,977

The accompanying notes are an integral part of these financial statements.

6

Hartford Index HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.1% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 9.0% - (continued)
5	Regeneron Pharmaceuticals, Inc. ●	$1,539
27	Thermo Fisher Scientific, Inc.	3,221
16	Vertex Pharmaceuticals, Inc. ●	1,534
6	Waters Corp. ●	611
34	Zoetis, Inc.	1,108
		108,283
	Real Estate - 2.1%
27	American Tower Corp. REIT	2,445
10	Apartment Investment & Management Co. Class A REIT	324
8	AvalonBay Communities, Inc. REIT	1,191
10	Boston Properties, Inc. REIT	1,241
19	CBRE Group, Inc. ●	612
23	Equity Residential Properties Trust REIT	1,448
4	Essex Property Trust, Inc. REIT	795
36	General Growth Properties, Inc. REIT	841
31	HCP, Inc. REIT	1,299
21	Health Care REIT, Inc.	1,315
52	Host Hotels & Resorts, Inc. REIT	1,142
28	Kimco Realty Corp. REIT	646
10	Macerich Co. REIT	644
12	Plum Creek Timber Co., Inc. REIT	549
34	ProLogis L.P. REIT	1,407
10	Public Storage REIT	1,700
21	Simon Property Group, Inc. REIT	3,540
20	Ventas, Inc. REIT	1,290
12	Vornado Realty Trust REIT	1,276
40	Weyerhaeuser Co. REIT	1,328
		25,033
	Retailing - 4.0%
26	Amazon.com, Inc. ●	8,283
4	AutoNation, Inc. ●	258
2	AutoZone, Inc. ●	1,212
14	Bed Bath & Beyond, Inc. ●	803
19	Best Buy Co., Inc.	584
15	CarMax, Inc. ●	787
21	Dollar General Corp. ●	1,190
14	Dollar Tree, Inc. ●	773
7	Expedia, Inc.	553
7	Family Dollar Stores, Inc.	434
8	GameStop Corp. Class A	317
18	Gap, Inc.	739
10	Genuine Parts Co.	921
94	Home Depot, Inc.	7,595
13	Kohl's Corp.	702
17	L Brands, Inc.	983
68	Lowe's Cos., Inc.	3,281
25	Macy's, Inc.	1,434
4	Netflix, Inc. ●	1,823
10	Nordstrom, Inc.	651
7	O'Reilly Automotive, Inc. ●	1,092
7	PetSmart, Inc.	407
4	Priceline (The) Group, Inc. ●	4,342
15	Ross Stores, Inc.	962
44	Staples, Inc.	481
43	Target Corp.	2,515
8	Tiffany & Co.	766
48	TJX Cos., Inc.	2,549
10	Tractor Supply Co.	574
8	TripAdvisor, Inc. ●	829
7	Urban Outfitters, Inc. ●	236
		48,076
	Semiconductors and Semiconductor Equipment - 2.3%
21	Altera Corp.	745
21	Analog Devices, Inc.	1,162
83	Applied Materials, Inc.	1,881
17	Avago Technologies Ltd.	1,247
38	Broadcom Corp. Class A	1,414
5	First Solar, Inc. ●	350
341	Intel Corp.	10,542
11	KLA-Tencor Corp.	824
11	Lam Research Corp.	748
16	Linear Technology Corp.	762
14	Microchip Technology, Inc.	669
73	Micron Technology, Inc. ●	2,419
38	NVIDIA Corp.	709
74	Texas Instruments, Inc.	3,537
18	Xilinx, Inc.	870
		27,879
	Software and Services - 9.9%
43	Accenture plc	3,509
32	Adobe Systems, Inc. ●	2,294
12	Akamai Technologies, Inc. ●	747
4	Alliance Data Systems Corp. ●	1,041
16	Autodesk, Inc. ●	878
33	Automatic Data Processing, Inc.	2,618
22	CA, Inc.	628
11	Citrix Systems, Inc. ●	701
42	Cognizant Technology Solutions Corp. ●	2,041
10	Computer Sciences Corp.	629
78	eBay, Inc. ●	3,915
22	Electronic Arts, Inc. ●	772
118	Facebook, Inc. ●	7,934
20	Fidelity National Information Services, Inc.	1,082
17	Fiserv, Inc. ●	1,033
19	Google, Inc. Class A ●	11,377
19	Google, Inc. Class C ●	11,194
65	IBM Corp.	11,815
19	Intuit, Inc.	1,564
69	Mastercard, Inc.	5,057
515	Microsoft Corp.	21,485
235	Oracle Corp.	9,539
22	Paychex, Inc.	921
13	Red Hat, Inc. ●	716
39	Salesforce.com, Inc. ●	2,249
47	Symantec Corp.	1,087
11	Teradata Corp. ●	433
11	Total System Services, Inc.	356
8	VeriSign, Inc. ●	411
34	Visa, Inc.	7,256
37	Western Union Co.	640
75	Xerox Corp.	931
64	Yahoo!, Inc. ●	2,256
		119,109
	Technology Hardware and Equipment - 6.5%
6	Allegion plc	351
11	Amphenol Corp. Class A	1,038
413	Apple, Inc.	38,403
351	Cisco Systems, Inc.	8,724

The accompanying notes are an integral part of these financial statements.

7

Hartford Index HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 99.1% - (continued)
	Technology Hardware and Equipment - 6.5% - (continued)
90	Corning, Inc.		$1,968
140	EMC Corp.		3,697
5	F5 Networks, Inc. ●		575
10	FLIR Systems, Inc.		338
7	Harris Corp.		553
128	Hewlett-Packard Co.		4,321
13	Jabil Circuit, Inc.		266
32	Juniper Networks, Inc. ●		796
15	Motorola Solutions, Inc.		1,030
23	NetApp, Inc.		829
116	Qualcomm, Inc.		9,165
16	SanDisk Corp.		1,623
22	Seagate Technology plc		1,270
28	TE Connectivity Ltd.		1,733
14	Western Digital Corp.		1,320
			78,000
	Telecommunication Services - 2.5%
356	AT&T, Inc.		12,577
39	CenturyLink, Inc.		1,420
23	Crown Castle International Corp.		1,697
69	Frontier Communications Co.		401
284	Verizon Communications, Inc.		13,886
41	Windstream Holdings, Inc.		411
			30,392
	Transportation - 2.0%
10	C.H. Robinson Worldwide, Inc.		652
69	CSX Corp.		2,122
58	Delta Air Lines, Inc.		2,252
13	Expeditors International of Washington, Inc.		595
19	FedEx Corp.		2,883
8	Kansas City Southern		812
21	Norfolk Southern Corp.		2,182
4	Ryder System, Inc.		323
47	Southwest Airlines Co.		1,274
62	Union Pacific Corp.		6,192
48	United Parcel Service, Inc. Class B		4,957
			24,244
	Utilities - 3.2%
45	AES (The) Corp.		703
8	AGL Resources, Inc.		450
17	Ameren Corp.		678
33	American Electric Power Co., Inc.		1,863
29	CenterPoint Energy, Inc.		752
18	CMS Energy Corp.		575
20	Consolidated Edison, Inc.		1,162
40	Dominion Resources, Inc.		2,849
12	DTE Energy Co.		943
48	Duke Energy Corp.		3,597
22	Edison International		1,300
12	Entergy Corp.		1,005
59	Exelon Corp.		2,147
29	FirstEnergy Corp.		999
6	Integrys Energy Group, Inc.		393
30	NextEra Energy, Inc.		3,067
22	NiSource, Inc.		847
22	Northeast Utilities		1,022
23	NRG Energy, Inc.		858
14	Oneok, Inc.		972
17	Pepco Holdings, Inc.		472
32	PG&E Corp.		1,527
8	Pinnacle West Capital Corp.		436
43	PPL Corp.		1,537
35	Public Service Enterprise Group, Inc.		1,414
10	SCANA Corp.		523
16	Sempra Energy		1,640
61	Southern Co.		2,769
14	TECO Energy, Inc.		259
15	Wisconsin Energy Corp.		724
34	Xcel Energy, Inc.		1,108
			38,591
	Total Common Stocks
	( Cost $689,796)		$1,193,709

	Total Long-Term Investments
	(Cost $689,796)		$1,193,709

Short-Term Investments - 0.9%
Repurchase Agreements - 0.8%
	RBS Greenwich TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $9,799, collateralized by U.S. Treasury Note 2.00%, 2021, value of $9,999)
$9,799	0.07%, 6/30/2014		$9,799

	U.S. Treasury Bills - 0.1%
850	0.07%, 07/10/2014 □ ○		$850

	Total Short-Term Investments
	(Cost $10,649)		$10,649

	Total Investments
	(Cost $700,445) ▲	100.0%	$1,204,358
	Other Assets and Liabilities	–%	86
	Total Net Assets	100.0%	$1,204,444

The accompanying notes are an integral part of these financial statements.

8

Hartford Index HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $737,253 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$529,975
Unrealized Depreciation	(62,870)
Net Unrealized Appreciation	$467,105

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at June 30, 2014.

Cash pledged and received as collateral in connection with derivatives at June 30, 2014.

	Pledged	Received
Futures contracts	$300	$–
Total	$300	$–

Futures Contracts Outstanding at June 30, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
S&P 500 Futures	23	09/18/2014	$11,180	$11,226	$46	$–	$3	$–

* The number of contracts does not omit 000's.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

Hartford Index HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,193,709	$1,193,709	$–	$–
Short-Term Investments	10,649	–	10,649	–
Total	$1,204,358	$1,193,709	$10,649	$–
Futures *	$46	$46	$–	$–
Total	$46	$46	$–	$–

♦	For the six-month period ended June 30, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

10

Hartford Index HLS Fund
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $700,445)	$1,204,358
Cash	302	*
Receivables:
Investment securities sold	11,636
Fund shares sold	924
Dividends and interest	1,274
Variation margin on financial derivative instruments	3
Other assets	6
Total assets	1,218,503
Liabilities:
Payables:
Investment securities purchased	997
Fund shares redeemed	12,905
Variation margin on financial derivative instruments	—
Investment management fees	50
Distribution fees	16
Accrued expenses	91
Total liabilities	14,059
Net assets	$1,204,444
Summary of Net Assets:
Capital stock and paid-in-capital	$684,139
Undistributed net investment income	10,757
Accumulated net realized gain	5,589
Unrealized appreciation of investments	503,959
Net assets	$1,204,444
Shares authorized	4,000,000
Par value	$0.001
Class IA: Net asset value per share	$41.23
Shares outstanding	18,295
Net assets	$754,276
Class IB: Net asset value per share	$40.97
Shares outstanding	10,988
Net assets	$450,168

*	Cash of $300 was pledged as initial margin deposit and collateral for daily variation margin loss on open financial derivative instruments at June 30, 2014.

The accompanying notes are an integral part of these financial statements.

11

Hartford Index HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2014 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$11,859
Interest	2
Less: Foreign tax withheld	(1)
Total investment income, net	11,860

Expenses:
Investment management fees	1,744
Transfer agent fees	3
Distribution fees - Class IB	524
Custodian fees	3
Accounting services fees	58
Board of Directors' fees	14
Audit fees	10
Other expenses	71
Total expenses	2,427
Net Investment Income	9,433

Net Realized Gain on Investments and Other Financial Instruments:
Net realized gain on investments	21,940
Net realized gain on futures contracts	1,073
Net Realized Gain on Investments and Other Financial Instruments	23,013

Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments:
Net unrealized appreciation of investments	47,006
Net unrealized depreciation of futures contracts	(247)
Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments	46,759
Net Gain on Investments and Other Financial Instruments	69,772
Net Increase in Net Assets Resulting from Operations	$79,205

The accompanying notes are an integral part of these financial statements.

12

Hartford Index HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$9,433	$18,832
Net realized gain on investments and other financial instruments	23,013	28,994
Net unrealized appreciation of investments and other financial instruments	46,759	254,916
Net Increase in Net Assets Resulting from Operations	79,205	302,742
Distributions to Shareholders:
From net investment income
Class IA	—	(12,238)
Class IB	—	(5,814)
Total distributions	—	(18,052)
Capital Share Transactions:
Class IA
Sold	8,020	45,696
Issued on reinvestment of distributions	—	12,238
Redeemed	(68,083)	(176,785)
Total capital share transactions	(60,063)	(118,851)
Class IB
Sold	33,089	102,184
Issued on reinvestment of distributions	—	5,814
Redeemed	(24,774)	(95,765)
Total capital share transactions	8,315	12,233
Net decrease from capital share transactions	(51,748)	(106,618)
Net Increase in Net Assets	27,457	178,072
Net Assets:
Beginning of period	1,176,987	998,915
End of period	$1,204,444	$1,176,987
Undistributed (distribution in excess of) net investment income	$10,757	$1,324
Shares:
Class IA
Sold	203	1,353
Issued on reinvestment of distributions	—	323
Redeemed	(1,726)	(5,158)
Total share activity	(1,523)	(3,482)
Class IB
Sold	855	3,033
Issued on reinvestment of distributions	—	155
Redeemed	(639)	(2,806)
Total share activity	216	382

The accompanying notes are an integral part of these financial statements.

13

Hartford Index HLS Fund
Notes to Financial Statements
June 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

Hartford Index HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available.  There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be

14

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of over-the-counter ("OTC") options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund's Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-

15

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary which follows the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net

16

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund had no when-issued or delayed-delivery investments as of June 30, 2014.

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2014.

Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Variation margin receivable *	$—	$—	$—	$3	$—	$—	$3
Total	$—	$—	$—	$3	$—	$—	$3

Liabilities:
Variation margin payable *	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

*	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $46 as reported in the Schedule of Investments.

17

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on futures contracts	$—	$—	$—	$1,073	$—	$—	$1,073
Total	$—	$—	$—	$1,073	$—	$—	$1,073

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of futures contracts	$—	$—	$—	$(247)	$—	$—	$(247)
Total	$—	$—	$—	$(247)	$—	$—	$(247)

The derivatives held by the Fund as of June 30, 2014 are not subject to a master netting arrangement; therefore, no balance sheet offsetting disclosure is presented.

Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$18,052	$19,295

18

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$1,324
Undistributed Long-Term Capital Gain	19,676
Unrealized Appreciation*	420,100
Total Accumulated Earnings	$441,100

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$(277)
Accumulated Net Realized Gain (Loss)	277

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2013.

During the year ended December 31, 2013, the Fund utilized $2,042 of prior year capital loss carryforwards.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Hartford Investment Management Company (“Hartford Investment

19

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Hartford Investment Management.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $2 billion	0.3000%
On next $3 billion	0.2000%
On next $5 billion	0.1800%
Over $10 billion	0.1700%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Distribution Plan for Class IB Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$16,338	$—	$16,338
Sales Proceeds	58,926	—	58,926

20

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Fund did not have any borrowings under this facility.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

On June 2, 2011, a complaint was filed against Hartford Investment Management Company in the United States District Court of Connecticut (Deutsche Bank Trust Company Americas v. Aetna, Inc., ING Investment Trust Co., Milan E. Chilla, Hartford Investment

21

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Management Co., and UBS AG (D. Conn.)). In a similar action, plaintiffs filed a complaint listing Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. as members of the defendant class (The Official Committee of Unsecured Creditors of Tribune Company v. Fitzsimons, et al. (Bankr. D. Del.)). The complaints relate to the bankruptcy of the Tribune Company, which was a public company that repurchased its shares in a leveraged buyout in 2007, but entered bankruptcy a year later. The plaintiffs in each case allege that the repurchase of shares acted as a fraudulent transfer. The plaintiffs in each case seek to recover from each class member the amount of consideration received in the buyout. Each action was transferred to the United States District Court for the Southern District of New York. In September 2013, the court dismissed the Deutsche Bank Trust Company Americas action. Plaintiffs appealed and the appeals court has not yet rendered a decision. Defendants filed a motion to dismiss The Official Committee of Unsecured Creditors of Tribune Company action, but the court has not yet issued a decision. The Hartford intends to vigorously defend these actions.

Subsequent Event:

At a meeting held on May 6, 2014, the Board of Directors of the Company approved on behalf of the Fund, the reorganization of the Fund with and into the HIMCO VIT Index Fund (the “HVIT Index Fund”) (the “Reorganization”). The HVIT Index Fund is a newly organized series of HIMCO Variable Insurance Trust.

The Board of Directors of the Company has called for a Special Meeting of Shareholders of the Fund to be held in September 2014, for the purpose of seeking approval of the Agreement and Plan of Reorganization by the shareholders of the Fund. If approved, the Reorganization is expected to occur in October 2014.

22

Hartford Index HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Six-Month Period Ended June 30, 2014 (Unaudited)
IA	$38.54	$0.33	$2.36	$2.69	$–	$–	$–	$41.23	6.98	%(D)	$754,276	0.33	%(E)	0.33	%(E)	1.71	%(E)
IB	38.35	0.28	2.34	2.62	–	–	–	40.97	6.83	(D)	450,168	0.58	(E)	0.58	(E)	1.46	(E)

For the Year Ended December 31, 2013
IA	$29.69	$0.62	$8.85	$9.47	$(0.62)	$–	$(0.62)	$38.54	31.95%		$763,868	0.33%		0.33%		1.79%
IB	29.56	0.53	8.80	9.33	(0.54)	–	(0.54)	38.35	31.61		413,119	0.58		0.58		1.54

For the Year Ended December 31, 2012 (F)
IA	$26.20	$0.61	$3.48	$4.09	$(0.60)	$–	$(0.60)	$29.69	15.63%		$691,786	0.33%		0.33%		1.98%
IB	26.09	0.49	3.51	4.00	(0.53)	–	(0.53)	29.56	15.34		307,129	0.58		0.58		1.75

For the Year Ended December 31, 2011 (F)
IA	$26.20	$0.52	$(0.05)	$0.47	$(0.47)	$–	$(0.47)	$26.20	1.81%		$673,275	0.33%		0.33%		1.74%
IB	26.08	0.39	0.03	0.42	(0.41)	–	(0.41)	26.09	1.60		232,459	0.58		0.58		1.51

For the Year Ended December 31, 2010 (F)
IA	$23.22	$0.44	$2.97	$3.41	$(0.43)	$–	$(0.43)	$26.20	14.73%		$809,629	0.34%		0.34%		1.73%
IB	23.12	0.34	2.99	3.33	(0.37)	–	(0.37)	26.08	14.45		209,260	0.59		0.59		1.48

For the Year Ended December 31, 2009 (F)
IA	$18.75	$0.42	$4.48	$4.90	$(0.42)	$(0.01)	$(0.43)	$23.22	26.15%		$811,634	0.35%		0.35%		2.00%
IB	18.69	0.35	4.46	4.81	(0.37)	(0.01)	(0.38)	23.12	25.81		166,162	0.60		0.60		1.75

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable.
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	1%
For the Year Ended December 31, 2013	3
For the Year Ended December 31, 2012	7
For the Year Ended December 31, 2011	3
For the Year Ended December 31, 2010	4
For the Year Ended December 31, 2009	6

23

Hartford Index HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

24

Hartford Index HLS Fund
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

25

Hartford Index HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford Index HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,069.80	$1.69	$1,000.00	$1,023.16	$1.66	0.33%	181	365
Class IB	$1,000.00	$1,068.30	$2.97	$1,000.00	$1,021.92	$2.91	0.58	181	365

27

Hartford Index HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Passive Management Risk: The Fund is not actively managed, and will generally remain fully invested even when stock prices are falling.

Index Tracking Risk: The Fund’s performance may not match or correlate to that of its index, which may cause the Fund’s performance to be lower than expected.

"Standard & Poor's"®, "S&P"®, "S&P 500"®, "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. Investment Options are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Investment Options.

28

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-IX14 8-14 113545-3 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford International Opportunities HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford International Opportunities HLS Fund inception 07/02/1990

(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks long-term growth of capital.

Performance Overview   6/30/04 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth result in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	10 Years
International Opportunities IA	3.33%	21.99%	12.96%	8.91%
International Opportunities IB	3.22%	21.74%	12.69%	8.64%
MSCI All Country World ex USA Index	5.89%	22.27%	11.59%	8.22%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World ex USA Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the total annual operating expense ratios for Class IA and Class IB were 0.74% and 0.99%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford International Opportunities HLS Fund
Manager Discussion
June 30, 2014 (Unaudited)

Portfolio Managers
Nicolas M. Choumenkovitch	Tara Connolly Stilwell, CFA
Senior Vice President and Equity Portfolio Manager	Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA of the Hartford International Opportunities HLS Fund returned 3.33% for the six-month period ended June 30, 2014, underperforming the Fund’s benchmark, the MSCI All Country World ex-USA Index, which returned 5.89% for the same period. The Fund also underperformed the 3.48% average return of the Lipper International Growth Variable Products-Underlying Funds Fund peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities surged during the period. Despite ongoing geopolitical tensions surrounding the crisis in Ukraine, concerns about a Chinese growth slowdown, and unsettling economic and political developments in several other emerging market countries, the five-year-old stock rally continued in the first half of 2014. Robust merger and acquisition activity, along with continued accommodative monetary policy from central banks around the globe, aided bullish sentiment in the second half of the period. The European Central Bank (ECB) introduced a set of unconventional monetary policy measures to fight disinflationary forces and rekindle growth in the Eurozone. In addition, the People's Bank of China announced a cut in the reserve requirement ratio for major banks to stimulate lending and support growth. Emerging market equities modestly underperformed their developed market counterparts despite seeing strong gains in the second half of the period.

Non-U.S. stocks, as measured by the MSCI AC World ex-USA Index, performed well during the period (+5.89%). All ten sectors in the index posted positive returns, led by Utilities (+14%), Energy (+13%), and Healthcare (+12%), while Telecommunication Services (+2%), Consumer Discretionary (+3%), and Financials (+4%) lagged on a relative basis.

The Fund’s underperformance versus the MSCI All Country World ex-USA Index was primarily due to weak stock selection, particularly within the Financials, Industrials, and Energy sectors. This was modestly offset by strong selection in Information Technology and Healthcare. Allocation among sectors, a result of the bottom-up stock selection process, contributed modestly to relative returns, largely due to an overweight to Healthcare and an underweight to Telecommunication Services. A modest cash position detracted from relative performance in an upward trending environment.

The largest absolute and relative detractors from returns relative to the MSCI All Country World ex-USA Index were Julius Baer Group (Financials), Rolls-Royce (Industrials), and Sberbank of Russia (Financials). Shares of Julius Baer Group, a private Swiss bank franchise, underperformed due to speculation that heightened regulatory fines for other financial firms are a proxy for what the company may have to pay to settle charges it helped its customers evade taxes. Shares of Rolls-Royce, a U.K.-based manufacturer of engines and power systems for aircraft, particularly those used for long-haul routes, underperformed as margin improvements are taking longer than the market anticipated. Shares of Sberbank of Russa, a leading commercial bank and lending institution in Russia, fell amid a weakening local economy and currency combined with economic sanctions levied against Russia for its role in fomenting the crisis in Ukraine. At the end of the period, we had fully exited the position.

Top contributors to performance relative to the MSCI All Country World ex-USA Index during the period included AstraZeneca (Healthcare), NXP Semiconductors (Information Technology), and SK Hynix (Information Technology). Shares of AstraZeneca, a U.K.-based multinational pharmaceutical company focused on cardiovascular, gastrointestinal, respiratory, oncology, and neuroscience treatments, rose over the period as the market began to appreciate the potential for immuno-oncology treatments, in which the company has been investing, to completely change the way cancer is treated. Shares of NXP Semiconductors, a Netherlands-based semiconductor company, outperformed as the company’s earnings results exceeded expectations as the market appreciated the company’s free cash flow, moves to buy back shares, and competitive advantage in sizable growth markets, such as identification and smart mobile businesses. Shares of SK Hynix, the world's second largest memory chip maker and supplier of DRAM and flash memory chips based in South Korea, outperformed as recent quarterly earnings results exceeded consensus expectations and investors began to appreciate that DRAM pricing is more resilient than originally expected and demand remains strong. Novartis (Healthcare) also contributed to performance on an absolute basis.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

As developed economies continue to improve, we do not see looming structural change or obvious dislocations but slow growth should remain steady in a low interest rate environment. We continue to look for opportunities in what we view as undervalued regions and sectors. Emerging markets, however, appear to be in the opposite cycle, as after two years of underperformance, they now appear to be closer to an inflection point of improvement.

3

Hartford International Opportunities HLS Fund
Manager Discussion – (continued)
June 30, 2014 (Unaudited)

As is consistent with our investment approach, we continue to look for opportunities at a company-by-company level, focusing on those companies that we believe can deliver improvements in return on invested capital (ROIC) or sustain ROIC for longer than the market anticipates.

At the end of the period, relative to the MSCI All Country World ex-USA Index we were most overweight Healthcare, Industrials, and Information Technology, and most underweight Financials, Materials, and Consumer Staples. On a regional basis, we ended the period with an overweight to select European countries, including Belgium, France, Italy, and Switzerland, and underweight positions in Australia, Canada, China and Germany.

Diversification by Sector

as of June 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	9.8%
Consumer Staples	8.1
Energy	9.7
Financials	20.3
Health Care	15.4
Industrials	13.0
Information Technology	8.9
Materials	6.3
Services	4.2
Utilities	2.8
Total	98.5%
Short-Term Investments	0.8
Other Assets and Liabilities	0.7
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Currency Concentration of Securities

as of June 30, 2014

Percentage of
Description	Net Assets
Brazilian Real	0.1%
British Pound	17.1
Canadian Dollar	4.3
Danish Kroner	0.2
Euro	29.3
Hong Kong Dollar	2.9
Indian Rupee	1.1
Japanese Yen	24.2
Mexican New Peso	0.2
Norwegian Krone	0.1
Republic of Korea Won	0.7
Swedish Krona	1.4
Swiss Franc	9.6
Taiwanese Dollar	1.9
United States Dollar	6.2
Other Assets and Liabilities	0.7
Total	100.0%

4

Hartford International Opportunities HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.2%
	Austria - 0.2%
101	Erste Group Bank AG	$3,253

	Belgium - 4.0%
425	Anheuser-Busch InBev N.V.	48,821
293	Umicore S.A.	13,654
		62,475
	Brazil - 0.1%
120	Mills Estruturas e Servicos de Engenharia S.A.	1,416

	Canada - 3.8%
974	Air Canada Class A ●	8,684
594	Cameco Corp.	11,648
246	Canadian National Railway Co.	16,003
430	Tim Hortons, Inc.	23,548
		59,883
	China - 4.4%
55	Baidu, Inc. ADR ●	10,331
1,366	ENN Energy Holdings Ltd.	9,809
358	Imperial Oil Ltd.	18,843
11,302	Lenovo Group Ltd.	15,440
11,931	PetroChina Co., Ltd.	15,009
		69,432
	Denmark - 0.2%
105	H. Lundbeck A/S	2,577

	Finland - 0.4%
143	Kone Oyj Class B	5,965

	France - 12.9%
49	Accor S.A.	2,538
304	Air Liquide	41,037
169	AtoS	14,042
221	BNP Paribas	15,042
147	Capital Gemini S.A.	10,503
156	Cie Generale d'Optique Essilor International S.A.	16,561
283	Groupe Eurotunnel S.A.	3,832
980	Orange S.A.	15,502
191	Peugeot S.A.	2,827
944	Rexel S.A.	22,087
332	Schneider Electric S.A.	31,317
114	Societe Generale Class A	5,985
18	Technip S.A.	1,980
65	Unibail Rodamco REIT	18,916
		202,169
	Germany - 2.2%
48	Brenntag AG	8,608
47	Continental AG	10,925
682	Deutsche Lufthansa AG	14,637
		34,170
	Greece - 0.7%
11,577	Alpha Bank A.E. ●	10,765

	Hong Kong - 0.3%
1,349	MGM China Holdings Ltd.	4,680

	India - 1.1%
891	ITC Ltd.	4,817
634	Reliance Industries Ltd.	10,712
58	United Spirits Ltd.	2,323
		17,852
	Ireland - 2.6%
130	Covidien plc	11,732
1,124	CRH plc	28,805
		40,537
	Italy - 4.6%
1,280	Assicurazioni Generali S.p.A.	28,021
333	Banca Generali S.p.A.	9,146
1,303	FinecoBank S.p.A. ●	6,602
1,463	Intesa Sanpaolo S.p.A.	4,514
3,897	Snam S.p.A.	23,469
		71,752
	Japan - 24.2%
547	AEON Co., Ltd.	6,735
114	AEON Mall Co., Ltd.	3,002
328	Aisin Seiki Co., Ltd.	13,036
563	Asahi Group Holdings Ltd.	17,689
140	Asics Corp.	3,278
420	Bank of Yokohama Ltd.	2,420
416	Bridgestone Corp.	14,553
112	Daito Trust Construction Co., Ltd.	13,204
456	Daiwa House Industry Co., Ltd.	9,453
265	Eisai Co., Ltd.	11,121
2,536	Isuzu Motors Ltd.	16,793
316	Japan Exchange Group, Inc.	7,781
178	Kansai Electric Power Co., Inc.	1,674
243	KDDI Corp.	14,824
212	Kyushu Electric Power Co., Inc.	2,388
765	M3, Inc.	12,183
1,077	Mitsubishi Electric Corp.	13,307
4,322	Mitsubishi UFJ Financial Group, Inc.	26,531
394	Mitsui Fudosan Co., Ltd.	13,305
314	Nippon Telegraph & Telephone Corp.	19,560
254	Nomura Research Institute Ltd.	8,012
333	Olympus Corp.	11,440
201	Ono Pharmaceutical Co., Ltd.	17,695
1,371	ORIX Corp.	22,739
1,381	Rakuten, Inc.	17,858
180	Rohm Co., Ltd.	10,312
458	Seven & I Holdings Co., Ltd.	19,310
129	Shikoku Electric Power Co.	1,799
1,177	T&D Holdings, Inc.	16,011
265	Takeda Pharmaceutical Co., Ltd.	12,309
158	THK Co., Ltd.	3,723
3,482	Toshiba Corp.	16,276
		380,321
	Marshall Islands - 0.1%
180	Tanker Investments Ltd. ●	2,008

	Mexico - 1.2%
1,167	Cemex S.A.B. de C.V. ADR ●	15,443
842	Fibra Uno Administracion S.A. REIT	2,952
		18,395
	Netherlands - 3.7%
1,565	ING Groep N.V. ●	21,967
4,334	Koninklijke (Royal) KPN N.V.	15,801
299	NXP Semiconductors N.V. ●	19,807
		57,575

The accompanying notes are an integral part of these financial statements.

5

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 97.2% - (continued)
	Panama - 0.3%
155	Avianca Holdings S.A. ADR		$2,480
13	Copa Holdings S.A. Class A		1,897
			4,377
	Portugal - 0.6%
562	Galp Energia SGPS S.A.		10,306

	Romania - 0.3%
300	Electrica, S.A. ■●☼		4,091

	South Korea - 0.7%
243	Hynix Semiconductor, Inc.		11,677

	Sweden - 1.4%
440	Assa Abloy Ab		22,372

	Switzerland - 9.5%
131	Adecco S.A.		10,815
42	Compagnie Financiere Richemont S.A.		4,363
738	Julius Baer Group Ltd.		30,412
565	Novartis AG		51,173
110	Roche Holding AG		32,871
1,121	UBS AG		20,547
			150,181
	Taiwan - 1.9%
7,182	Taiwan Semiconductor Manufacturing Co., Ltd.		30,391

	United Kingdom - 15.3%
227	Al Noor Hospitals Group		3,969
704	AstraZeneca plc		52,358
1,884	BG Group plc		39,755
5,404	BP plc		47,588
1,247	British Sky Broadcasting Group plc ‡		19,290
73	Derwent London plc REIT		3,340
940	Diageo Capital plc		29,925
1,459	Direct Line Insurance Group plc		6,734
316	Great Portland Est		3,476
673	NMC Health plc		5,762
515	Rolls-Royce Holdings plc		9,407
984	Royal Mail plc ●		8,398
238	Schroders plc		10,200
			240,202
	United States - 0.5%
279	Markit, Ltd. ●		7,535

	Total Common Stocks
	(Cost $1,343,813)		$1,526,357

Preferred Stocks - 1.3%
	Germany - 1.3%
46	ProSieben Sat.1 Media AG		$2,052
73	Volkswagen AG N.V.		19,205
			21,257
	Total Preferred Stocks
	(Cost $18,994)		$21,257

	Total Long-Term Investments
	(Cost $1,362,807)		$1,547,614

Short-Term Investments - 0.8%
	Repurchase Agreements - 0.8%
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $1,041, collateralized by FHLMC
2.23% - 5.99%, 2030 - 2044, FNMA 2.31% -
	6.34%, 2020 - 2042, value of $1,062)
$1,041	0.10%, 6/30/2014		$1,041
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of
$1,591, collateralized by U.S. Treasury Bill
0.13%, 2015, U.S. Treasury Bond 2.75% -
10.63%, 2015 - 2044, U.S. Treasury Note 0.13%
	- 4.50%, 2014 - 2024, value of $1,623)
1,591	0.09%, 6/30/2014		1,591
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of $678,
collateralized by FHLMC 2.00% - 5.50%, 2018 -
2041, FNMA 2.00% - 4.50%, 2026 - 2042,
GNMA 3.00% - 4.00%, 2042 - 2043, U.S.
Treasury Bill 0.05%, 2014, U.S. Treasury Note
	0.75%, 2018, value of $692)
678	0.11%, 6/30/2014		678
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $628, collateralized by U.S. Treasury Note 0.63% - 0.88%, 2018 - 2019, value of $640)
627	0.07%, 6/30/2014		627
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $1,446, collateralized by U.S.
Treasury Bond 4.38% - 7.50%, 2016 - 2040,
U.S. Treasury Note 0.50% - 3.00%, 2014 - 2020,
	value of $1,475)
1,446	0.06%, 6/30/2014		1,446
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $2,216, collateralized by U.S. Treasury Note 0.38% - 3.13%, 2015 - 2022, value of $2,260)
2,216	0.08%, 6/30/2014		2,216
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $4,612, collateralized by FHLMC 3.50% - 4.00%, 2026 - 2044, FNMA 2.50% - 5.00%, 2025 - 2043, value of $4,704)
4,612	0.11%, 6/30/2014		4,612
	UBS Securities Repurchase Agreement (maturing on 07/01/2014 in the amount of $19, collateralized by U.S. Treasury Note 2.13%, 2020, value of $19)
19	0.05%, 6/30/2014		19
			12,230
	Total Short-Term Investments
	(Cost $12,230)		$12,230

	Total Investments
	(Cost $1,375,037) ▲	99.3%	$1,559,844
	Other Assets and Liabilities	0.7%	10,790
	Total Net Assets	100.0%	$1,570,634

The accompanying notes are an integral part of these financial statements.

6

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $1,384,399 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$196,291
Unrealized Depreciation	(20,846)
Net Unrealized Appreciation	$175,445

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2014, the aggregate value of these securities was $4,091, which represents 0.3% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $4,091 at June 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at June 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Sell	07/07/2014	BCLY	$1,647	$1,648	$–	$(1)
CHF	Sell	07/03/2014	CBK	3,414	3,415	–	(1)
EUR	Buy	07/02/2014	CBK	6,578	6,602	24	–
EUR	Buy	07/01/2014	CSFB	790	795	5	–
EUR	Sell	07/02/2014	BCLY	1,092	1,092	–	–
EUR	Sell	07/03/2014	BCLY	4,813	4,812	1	–
GBP	Sell	07/03/2014	CBK	5,335	5,337	–	(2)
JPY	Sell	07/03/2014	BOA	1,183	1,184	–	(1)
MXN	Sell	07/03/2014	BCLY	72	72	–	–
NOK	Sell	07/03/2014	BCLY	49	49	–	–
SEK	Buy	07/03/2014	BCLY	1,213	1,214	1	–
Total						$31	$(5)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

7

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.

Currency Abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican New Peso
NOK	Norwegian Krone
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

Hartford International Opportunities HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Austria	$3,253	$–	$3,253	$–
Belgium	62,475	–	62,475	–
Brazil	1,416	1,416	–	–
Canada	59,883	59,883	–	–
China	69,432	29,174	40,258	–
Denmark	2,577	2,577	–	–
Finland	5,965	–	5,965	–
France	202,169	22,087	180,082	–
Germany	34,170	–	34,170	–
Greece	10,765	–	10,765	–
Hong Kong	4,680	–	4,680	–
India	17,852	2,323	15,529	–
Ireland	40,537	11,732	28,805	–
Italy	71,752	–	71,752	–
Japan	380,321	–	380,321	–
Marshall Islands	2,008	2,008	–	–
Mexico	18,395	18,395	–	–
Netherlands	57,575	19,807	37,768	–
Panama	4,377	4,377	–	–
Portugal	10,306	–	10,306	–
Romania	4,091	4,091	–	–
South Korea	11,677	–	11,677	–
Sweden	22,372	–	22,372	–
Switzerland	150,181	–	150,181	–
Taiwan	30,391	–	30,391	–
United Kingdom	240,202	29,021	211,181	–
United States	7,535	7,535	–	–
Total	$1,526,357	$214,426	$1,311,931	$–
Preferred Stocks	21,257	–	21,257	–
Short-Term Investments	12,230	–	12,230	–
Total	$1,559,844	$214,426	$1,345,418	$–
Foreign Currency Contracts*	$31	$–	$31	$–
Total	$31	$–	$31	$–
Liabilities:
Foreign Currency Contracts*	$5	$–	$5	$–
Total	$5	$–	$5	$–

♦	For the six-month period ended June 30, 2014, investments valued at $9,218 were transferred from Level 1 to Level 2, and investments valued at $27,981 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

9

Hartford International Opportunities HLS Fund
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,375,037)	$1,559,844
Foreign currency on deposit with custodian (cost $620)	620
Unrealized appreciation on foreign currency contracts	31
Receivables:
Investment securities sold	26,664
Fund shares sold	321
Dividends and interest	3,884
Other assets	3
Total assets	1,591,367
Liabilities:
Unrealized depreciation on foreign currency contracts	5
Bank overdraft	131
Payables:
Investment securities purchased	15,553
Fund shares redeemed	4,638
Investment management fees	147
Distribution fees	8
Accrued expenses	251
Total liabilities	20,733
Net assets	$1,570,634
Summary of Net Assets:
Capital stock and paid-in-capital	$1,778,735
Undistributed net investment income	42,557
Accumulated net realized loss	(435,502)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	184,844
Net assets	$1,570,634
Shares authorized	2,625,000
Par value	$0.001
Class IA: Net asset value per share	$15.53
Shares outstanding	86,828
Net assets	$1,348,784
Class IB: Net asset value per share	$15.69
Shares outstanding	14,144
Net assets	$221,850

The accompanying notes are an integral part of these financial statements.

10

Hartford International Opportunities HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2014 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$25,773
Interest	7
Less: Foreign tax withheld	(3,025)
Total investment income, net	22,755

Expenses:
Investment management fees	5,352
Transfer agent fees	3
Distribution fees - Class IB	253
Custodian fees	78
Accounting services fees	126
Board of Directors' fees	20
Audit fees	20
Other expenses	150
Total expenses (before fees paid indirectly)	6,002
Commission recapture	(31)
Total fees paid indirectly	(31)
Total expenses, net	5,971
Net Investment Income	16,784

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	123,775
Net realized loss on foreign currency contracts	(123)
Net realized gain on other foreign currency transactions	93
Net Realized Gain on Investments and Foreign Currency Transactions	123,745

Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(92,077)
Net unrealized appreciation of foreign currency contracts	31
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(49)
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(92,095)
Net Gain on Investments and Foreign Currency Transactions	31,650
Net Increase in Net Assets Resulting from Operations	$48,434

The accompanying notes are an integral part of these financial statements.

11

Hartford International Opportunities HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$16,784	$26,814
Net realized gain on investments and foreign currency transactions	123,745	165,288
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	(92,095)	113,198
Net Increase in Net Assets Resulting from Operations	48,434	305,300
Distributions to Shareholders:
From net investment income
Class IA	—	(28,319)
Class IB	—	(3,870)
Total distributions	—	(32,189)
Capital Share Transactions:
Class IA
Sold	72,730	170,972
Issued on reinvestment of distributions	—	28,319
Redeemed	(220,349)	(284,350)
Total capital share transactions	(147,619)	(85,059)
Class IB
Sold	25,984	25,317
Issued on reinvestment of distributions	—	3,870
Redeemed	(25,630)	(71,682)
Total capital share transactions	354	(42,495)
Net decrease from capital share transactions	(147,265)	(127,554)
Net Increase (Decrease) in Net Assets	(98,831)	145,557
Net Assets:
Beginning of period	1,669,465	1,523,908
End of period	$1,570,634	$1,669,465
Undistributed (distribution in excess of) net investment income	$42,557	$25,773
Shares:
Class IA
Sold	4,914	12,510
Issued on reinvestment of distributions	—	2,067
Redeemed	(14,798)	(21,051)
Total share activity	(9,884)	(6,474)
Class IB
Sold	1,663	1,861
Issued on reinvestment of distributions	—	279
Redeemed	(1,692)	(5,258)
Total share activity	(29)	(3,118)

The accompanying notes are an integral part of these financial statements.

12

Hartford International Opportunities HLS Fund
Notes to Financial Statements
June 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

Hartford International Opportunities HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA, Class IB and Class IC shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and are also subject to an administrative service fee. Class IC shares have not commenced operations and are not currently offered for sale as of the date of this report.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV

13

Hartford International Opportunities HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund's Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the

14

Hartford International Opportunities HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary which follows the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

15

Hartford International Opportunities HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company's Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid or restricted investments as of June 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of June 30, 2014.

16

Hartford International Opportunities HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund, as shown on the Schedule of Investments, had outstanding foreign currency contracts as of June 30, 2014.

Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$31	$—	$—	$—	$—	$31
Total	$—	$31	$—	$—	$—	$—	$31

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$5	$—	$—	$—	$—	$5
Total	$—	$5	$—	$—	$—	$—	$5

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Loss on Derivatives Recognized as a Result of Operations:
Net realized loss on foreign currency contracts	$—	$(123)	$—	$—	$—	$—	$(123)
Total	$—	$(123)	$—	$—	$—	$—	$(123)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of foreign currency contracts	$—	$31	$—	$—	$—	$—	$31
Total	$—	$31	$—	$—	$—	$—	$31

17

Hartford International Opportunities HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

The derivatives held by the Fund as of June 30, 2014 are not subject to a master netting arrangement; therefore, no balance sheet offsetting disclosure is presented.

Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$32,189	$28,135

18

Hartford International Opportunities HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$32,481
Accumulated Capital and Other Losses*	(556,593)
Unrealized Appreciation†	267,577
Total Accumulated Deficit	$(256,535)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$2,549
Accumulated Net Realized Gain (Loss)	(2,549)

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax year end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2016	$268,993
2017	287,600
Total	$556,593

During the year ended December 31, 2013, the Fund utilized $154,388 of prior year capital loss carryforwards.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

19

Hartford International Opportunities HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6200%
On next $5 billion	0.6150%
Over $10 billion	0.6100%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.016%
On next $5 billion	0.013%
Over $10 billion	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund's expenses. For the six-month period ended June 30, 2014, this amount, if any, is included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2014
Class IA	0.73%
Class IB	0.98

20

Hartford International Opportunities HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Distribution Plan for Class IB Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.23%	0.23%
Total Return Excluding Payment from Affiliate	33.15%	32.83%

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$646,270	$—	$646,270
Sales Proceeds	773,147	—	773,147

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Fund did not have any borrowings under this facility.

21

Hartford International Opportunities HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

22

Hartford International Opportunities HLS Fund

Financial Highlights

	─ Selected Per-Share Data(A) ─											─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Six-Month Period Ended June 30, 2014 (Unaudited)
IA	$15.03	$0.16		$0.34	$0.50	$–	$–	$–	$15.53	3.33	%(D)	$1,348,784	0.73	%(E)	0.73	%(E)	2.17	%(E)
IB	15.20	0.14		0.35	0.49	–	–	–	15.69	3.22	(D)	221,850	0.98	(E)	0.98	(E)	1.90	(E)

For the Year Ended December 31, 2013
IA	$12.63	$0.24		$2.45	$2.69	$(0.29)	$–	$(0.29)	$15.03	21.55%		$1,454,018	0.74%		0.74%		1.76%
IB	12.76	0.21		2.49	2.70	(0.26)	–	(0.26)	15.20	21.28		215,447	0.99		0.99		1.55

For the Year Ended December 31, 2012 (F)
IA	$10.72	$0.26		$1.88	$2.14	$(0.23)	$–	$(0.23)	$12.63	20.20%		$1,303,209	0.74%		0.74%		1.88%
IB	10.82	0.25		1.88	2.13	(0.19)	–	(0.19)	12.76	19.89		220,699	0.99		0.99		1.64

For the Year Ended December 31, 2011 (F)
IA	$12.46	$0.21		$(1.94)	$(1.73)	$(0.01)	$–	$(0.01)	$10.72	(13.97)%		$1,287,917	0.73%		0.73%		1.66%
IB	12.61	0.19		(1.97)	(1.78)	(0.01)	–	(0.01)	10.82	(14.19)		232,707	0.98		0.98		1.41

For the Year Ended December 31, 2010
IA	$11.01	$0.13		$1.46	$1.59	$(0.14)	$–	$(0.14)	$12.46	14.49%		$1,705,757	0.74%		0.74%		1.19%
IB	11.15	0.11		1.46	1.57	(0.11)	–	(0.11)	12.61	14.20		328,671	0.99		0.99		0.94

For the Year Ended December 31, 2009 (F)
IA	$8.40	$0.19	(G)	$2.61	$2.80	$(0.19)	$–	$(0.19)	$11.01	33.46	%(H)	$1,247,179	0.76%		0.76%		1.68%
IB	8.51	0.17	(G)	2.64	2.81	(0.17)	–	(0.17)	11.15	33.13	(H)	216,882	1.01		1.01		1.43

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(G)	The impact of Payment from Affiliate per share was $0.03.
(H)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	42%
For the Year Ended December 31, 2013	100
For the Year Ended December 31, 2012	95
For the Year Ended December 31, 2011	111
For the Year Ended December 31, 2010	128(A)
For the Year Ended December 31, 2009	152

(A) During the year ended December 31, 2010, the Fund incurred $456.2 million in sales associated with the transition of assets from Hartford International Growth HLS Fund and Hartford International Small Company HLS Fund, which merged into the Fund on April 16, 2010. These sales were excluded from the portfolio turnover calculation.

23

Hartford International Opportunities HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

24

Hartford International Opportunities HLS Fund

Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

        In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

        Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

25

Hartford International Opportunities HLS Fund

Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford International Opportunities HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,033.30	$3.68	$1,000.00	$1,021.17	$3.66	0.73%	181	365
Class IB	$1,000.00	$1,032.20	$4.94	$1,000.00	$1,019.93	$4.91	0.98	181	365

27

Hartford International Opportunities HLS Fund

Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Foreign Investment and Emerging Markets Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Potential risks include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting and other reporting requirements, unfavorable changes in currency exchange rates, and economic and political disruptions. These risks are generally greater for investments in emerging markets.

Mid-cap Stock Risk: Mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

28

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-IO14 8-14 113546-3 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD MIDCAP HLS FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford MidCap HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford MidCap HLS Fund inception 07/14/1997
(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks long-term growth of capital.

Performance Overview 6/30/04 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	10 Years
MidCap IA	11.20%	32.63%	20.94%	11.68%
MidCap IB	11.06%	32.30%	20.64%	11.40%
S&P MidCap 400 Index	7.50%	25.24%	21.67%	10.50%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the mid-cap U.S. equity market.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the total annual operating expense ratios for Class IA and Class IB were 0.71% and 0.96%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford MidCap HLS Fund
Manager Discussion
June 30, 2014 (Unaudited)

Portfolio Managers
Philip W. Ruedi, CFA	Mark A. Whitaker, CFA
Senior Vice President and Equity Portfolio Manager	Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford MidCap HLS Fund returned 11.20% for the six-month period ended June 30, 2014, outperforming the Fund’s benchmark, the S&P MidCap 400 Index, which returned 7.50% for the same period. The Fund also outperformed the 6.50% average return of the Lipper Mid-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities surged during the period, ending June near an all-time high. After finishing 2013 with their best year since 1997, U.S. stocks began 2014 with their worst month in nearly two years. Worries about a slowdown in China and general concern surrounding emerging markets overshadowed a fairly benign domestic environment. However, robust merger and acquisition activity and an uncontested increase in the debt ceiling from Congress helped stoke investors' risk appetites in February. Earnings season in April provided a varied yet encouraging picture, with companies generally reporting healthy earnings but more subdued revenues. The rally continued in May amid renewed signs of life in the housing market and the best payroll gains in more than two years. In June, strong manufacturing activity, coupled with continued positive momentum in housing and employment data, helped to offset a large negative revision to first quarter economic growth.

Overall equity market performance was positive for the period across all market capitalizations: mid cap (+8%), large cap (+7%), and small cap equities (+3%) all rose, as represented by the S&P MidCap 400, S&P 500, and Russell 2000 Indices, respectively. Within the S&P MidCap 400 Index, all ten sectors posted positive returns during the six-month period. The Consumer Staples (+22.9%), Telecommunication Services (+21.2%), and Utilities (+16.4%) sectors performed best, while the Consumer Discretionary (+2.8%), Information Technology (+4.1%) and Industrials (+5.8%) sectors lagged on a relative basis.

Outperformance versus the S&P MidCap 400 Index during the period was driven by strong security selection in the Healthcare, Information Technology, and Consumer Discretionary sectors. Weak stock selection in the Consumer Staples and Financials sectors slightly offset those gains. Sector allocation, which is a residual of our bottom-up stock selection process, modestly detracted from relative performance during the period. Primary drivers included an overweight allocation to Information Technology and underweight allocations to Utilities and Consumer Staples.

Top contributors to relative and absolute performance during the period were NXP Semiconductors (Information Technology), TripAdvisor (Consumer Discretionary), and Alkermes (Healthcare). Shares of NXP Semiconductors, a Netherlands-based semiconductor company, rose around speculation that NXP will provide the NFC technology (short-range communications between compatible devices) to Apple's iPhone 6 and iWatch. TripAdvisor, a leading internet-based travel business, saw shares rise as the company posted in line first quarter earnings and increased full-year revenue guidance due to strength in its click-based ad revenue. Alkermes is a U.S. biopharmaceutical company that focuses on treatments for central nervous system diseases and disorders. The stock rose as markets are responding favorably to the company’s new drug pipeline, which includes new treatments for schizophrenia and other long-acting injectibles.

Top detractors from relative performance during the period were DreamWorks Animation (Consumer Discretionary), Jacobs Engineering (Industrials), and Genpact (Information Technology). Dreamworks Animation is engaged in the development, production and exploitation of animated films and their associated characters in the worldwide theatrical, home entertainment, television, merchandising and licensing and other markets. Shares declined due to disappointment about new films such as How to Train Your Dragon 2. We continue to believe that Dreamworks has an attractive pipeline. Jacobs Engineering is a professional services firm that helps corporate and government customers design and build construction projects. Shares fell as sales growth in 2014 is expected to be slower than markets had expected due to slower than expected activity in the Australian mining industry and in Europe. Genpact, an India-based company engaged in business process management, outsourcing, shared services and information outsourcing, saw shares fall due to the slower than expected sales growth. We believe that current investments by Genpact will lead to accelerating sales growth. VeriSign (Information Technology) also detracted from absolute performance during the period.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

We believe that mid cap equities represent “the sweet spot” of the stock market, offering in our view, the stability and quality of market leading companies, an advantage over small caps, plus the opportunity for significant, dynamic growth in revenues and earnings that many large cap companies lack. Our F/V/E framework, which incorporates fundamentals, valuation, and expectations in our assessment of each company we consider, enables us to create

3

Hartford MidCap HLS Fund
Manager Discussion – (continued)
June 30, 2014 (Unaudited)

what we believe to be a balanced portfolio of quality businesses and broad diversification across market sectors, all while maintaining a purely mid cap equity investment approach.

At the end of the period, our largest overweights relative to the S&P MidCap 400 Index were in the Healthcare and Energy sectors. Our largest underweights were in the Financials and Materials sectors.

Diversification by Sector

as of June 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.5%
Consumer Staples	2.5
Energy	11.5
Financials	13.4
Health Care	16.3
Industrials	18.9
Information Technology	20.3
Materials	2.2
Utilities	2.1
Total	100.7%
Short-Term Investments	0.2
Other Assets and Liabilities	(0.9)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford MidCap HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 100.7%
	Automobiles and Components - 2.8%
696	Allison Transmission Holdings, Inc.	$21,643
387	Harley-Davidson, Inc.	27,026
		48,669
	Banks - 3.7%
90	Cullen/Frost Bankers, Inc.	7,122
192	East West Bancorp, Inc.	6,729
337	First Republic Bank	18,506
256	M&T Bank Corp.	31,796
		64,153
	Capital Goods - 7.1%
248	IDEX Corp.	20,054
338	Jacobs Engineering Group, Inc. ●	18,035
287	Lennox International, Inc.	25,674
274	MSC Industrial Direct Co., Inc.	26,212
321	PACCAR, Inc.	20,191
165	Pall Corp.	14,116
		124,282
	Commercial and Professional Services - 8.7%
364	Clean Harbors, Inc. ●	23,392
510	Equifax, Inc. ●	36,985
343	Manpowergroup, Inc.	29,097
737	Robert Half International, Inc.	35,165
546	Waste Connections, Inc.	26,524
		151,163
	Consumer Durables and Apparel - 1.6%
25	NVR, Inc. ●	28,714

	Diversified Financials - 3.5%
277	Invesco Ltd.	10,462
186	Moody's Corp.	16,310
235	MSCI, Inc. ●	10,781
666	SEI Investments Co.	21,833
21	T. Rowe Price Group, Inc.	1,771
		61,157
	Energy - 11.5%
315	Athlon Energy, Inc. ●	15,009
373	Cabot Oil & Gas Corp.	12,748
774	Cobalt International Energy, Inc. ●	14,203
390	Consol Energy, Inc.	17,990
720	Denbury Resources, Inc.	13,293
235	Energen Corp.	20,869
175	EQT Corp.	18,717
491	Laredo Petroleum, Inc. ●	15,207
121	Oceaneering International, Inc.	9,429
612	Patterson-UTI Energy, Inc.	21,383
209	Range Resources Corp.	18,150
659	Superior Energy Services, Inc.	23,820
		200,818
	Food and Staples Retailing - 0.5%
90	PriceSmart, Inc.	7,849

	Food, Beverage and Tobacco - 2.0%
228	Molson Coors Brewing Co.	16,945
247	Monster Beverage Corp. ●	17,530
		34,475
	Health Care Equipment and Services - 6.5%
413	Envision Healthcare Holdings ●	14,834
492	IMS Health Holdings, Inc. ●	12,646
181	MEDNAX, Inc. ●	10,525
157	Omnicare, Inc.	10,464
351	Patterson Cos., Inc.	13,880
220	Sirona Dental Systems, Inc. ●	18,142
230	Team Health Holdings ●	11,483
232	Universal Health Services, Inc. Class B	22,220
		114,194
	Insurance - 5.6%
48	Alleghany Corp. ●	21,135
39	Fairfax Financial Holdings Ltd.	18,265
50	Markel Corp. ●	32,497
275	W.R. Berkley Corp.	12,713
22	White Mountains Insurance Group Ltd.	13,167
		97,777
	Materials - 2.2%
234	Packaging Corp. of America	16,743
51	Sherwin-Williams Co.	10,596
200	Silgan Holdings, Inc.	10,141
		37,480
	Media - 1.6%
475	DreamWorks Animation SKG, Inc. ●	11,049
573	Pandora Media, Inc. ●	16,908
		27,957
	Pharmaceuticals, Biotechnology and Life Sciences - 9.8%
842	Alkermes plc ●	42,380
161	Alnylam Pharmaceuticals, Inc. ●	10,163
282	Cubist Pharmaceuticals, Inc. ●	19,720
206	Hospira, Inc. ●	10,577
361	Incyte Corp. ●	20,387
762	Ironwood Pharmaceuticals, Inc. ●	11,679
224	Medivation, Inc. ●	17,229
193	Salix Pharmaceuticals Ltd. ●	23,788
147	Waters Corp. ●	15,344
		171,267
	Real Estate - 0.6%
77	Zillow, Inc. ●	10,958

	Retailing - 7.5%
294	Advance Automotive Parts, Inc.	39,663
518	CarMax, Inc. ●	26,936
554	HomeAway, Inc. ●	19,285
97	Tiffany & Co.	9,726
321	TripAdvisor, Inc. ●	34,845
		130,455
	Semiconductors and Semiconductor Equipment - 2.5%
514	Maxim Integrated Products, Inc.	17,376
391	NXP Semiconductors N.V. ●	25,894
		43,270
	Software and Services - 13.2%
460	Akamai Technologies, Inc. ●	28,114
375	Autodesk, Inc. ●	21,150
171	Factset Research Systems, Inc.	20,515
2,007	Genpact Ltd. ●	35,183
294	Informatica Corp. ●	10,468
247	Micros Systems, Inc. ●	16,747
216	Solera Holdings, Inc.	14,537
1,074	Vantiv, Inc. ●	36,104
252	VeriSign, Inc. ●	12,322
215	WEX, Inc. ●	22,560

The accompanying notes are an integral part of these financial statements.

5

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 100.7% - (continued)
	Software and Services - 13.2% - (continued)
164	Yelp, Inc. ●		$12,549
			230,249
	Technology Hardware and Equipment - 4.6%
179	Amphenol Corp. Class A		17,267
99	FEI Co.		8,995
770	National Instruments Corp.		24,948
793	Trimble Navigation Ltd. ●		29,299
			80,509
	Transportation - 3.1%
28	AMERCO, Inc.		8,019
360	Expeditors International of Washington, Inc.		15,901
169	Genesee & Wyoming, Inc. Class A ●		17,727
163	J.B. Hunt Transport Services, Inc.		12,051
			53,698
	Utilities - 2.1%
136	Northeast Utilities		6,430
447	UGI Corp.		22,591
169	Wisconsin Energy Corp.		7,913
			36,934
	Total Common Stocks
	( Cost $1,253,151)		$1,756,028

	Total Long-Term Investments
	(Cost $1,253,151)		$1,756,028

Short-Term Investments - 0.2%
Repurchase Agreements - 0.2%
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $331, collateralized by FHLMC 2.23%
- 5.99%, 2030 - 2044, FNMA 2.31% - 6.34%,
	2020 - 2042, value of $337)
331	0.10%, 6/30/2014		331
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of $505,
collateralized by U.S. Treasury Bill 0.13%, 2015,
U.S. Treasury Bond 2.75% - 10.63%, 2015 -
2044, U.S. Treasury Note 0.13% - 4.50%, 2014 -
	2024, value of $515)
505	0.09%, 6/30/2014		505
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of $215,
collateralized by FHLMC 2.00% - 5.50%, 2018 -
2041, FNMA 2.00% - 4.50%, 2026 - 2042,
GNMA 3.00% - 4.00%, 2042 - 2043, U.S.
Treasury Bill 0.05%, 2014, U.S. Treasury Note
	0.75%, 2018, value of $220)
215	0.11%, 6/30/2014		215
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $199, collateralized by U.S. Treasury Note 0.63% - 0.88%, 2018 - 2019, value of $203)
199	0.07%, 6/30/2014		199
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $459, collateralized by U.S. Treasury
Bond 4.38% - 7.50%, 2016 - 2040, U.S.
Treasury Note 0.50% - 3.00%, 2014 - 2020,
	value of $468)
459	0.06%, 6/30/2014		459
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $703, collateralized by U.S. Treasury Note 0.38% - 3.13%, 2015 - 2022, value of $717)
703	0.08%, 6/30/2014		703
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $1,464, collateralized by FHLMC 3.50% - 4.00%, 2026 - 2044, FNMA 2.50% - 5.00%, 2025 - 2043, value of $1,493)
1,464	0.11%, 6/30/2014		1,464
	UBS Securities Repurchase Agreement (maturing on 07/01/2014 in the amount of $6, collateralized by U.S. Treasury Note 2.13%, 2020, value of $6)
6	0.05%, 6/30/2014		6
			3,882
	Total Short-Term Investments
	(Cost $3,882)		$3,882

	Total Investments
	(Cost $1,257,033) ▲	100.9%	$1,759,910
	Other Assets and Liabilities	(0.9)%	(15,337)
	Total Net Assets	100.0%	$1,744,573

The accompanying notes are an integral part of these financial statements.

6

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $1,262,022 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$504,656
Unrealized Depreciation	(6,768)
Net Unrealized Appreciation	$497,888

●	Non-income producing.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford MidCap HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,756,028	$1,756,028	$–	$–
Short-Term Investments	3,882	–	3,882	–
Total	$1,759,910	$1,756,028	$3,882	$–

♦	For the six-month period ended June 30, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

8

Hartford MidCap HLS Fund
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,257,033)	$1,759,910
Cash	5
Receivables:
Investment securities sold	6,038
Fund shares sold	338
Dividends and interest	428
Other assets	4
Total assets	1,766,723
Liabilities:
Payables:
Investment securities purchased	4,076
Fund shares redeemed	17,842
Investment management fees	162
Distribution fees	3
Accrued expenses	67
Total liabilities	22,150
Net assets	$1,744,573
Summary of Net Assets:
Capital stock and paid-in-capital	$924,993
Undistributed net investment income	1,834
Accumulated net realized gain	314,869
Unrealized appreciation of investments	502,877
Net assets	$1,744,573
Shares authorized	2,400,000
Par value	$0.001
Class IA: Net asset value per share	$42.11
Shares outstanding	39,363
Net assets	$1,657,640
Class IB: Net asset value per share	$41.67
Shares outstanding	2,086
Net assets	$86,933

The accompanying notes are an integral part of these financial statements.

9

Hartford MidCap HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2014 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$6,110
Interest	1
Less: Foreign tax withheld	(42)
Total investment income, net	6,069

Expenses:
Investment management fees	5,554
Transfer agent fees	3
Distribution fees - Class IB	103
Custodian fees	4
Accounting services fees	82
Board of Directors' fees	19
Audit fees	11
Other expenses	77
Total expenses (before fees paid indirectly)	5,853
Commission recapture	(9)
Total fees paid indirectly	(9)
Total expenses, net	5,844
Net Investment Income	225

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	133,227
Net realized gain on foreign currency contracts	16
Net realized loss on other foreign currency transactions	(16)
Net Realized Gain on Investments and Foreign Currency Transactions	133,227

Net Changes in Unrealized Appreciation of Investments:
Net unrealized appreciation of investments	44,454
Net Changes in Unrealized Appreciation of Investments	44,454
Net Gain on Investments and Foreign Currency Transactions	177,681
Net Increase in Net Assets Resulting from Operations	$177,906

The accompanying notes are an integral part of these financial statements.

10

Hartford MidCap HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$225	$3,040
Net realized gain on investments and foreign currency transactions	133,227	203,130
Net unrealized appreciation of investments	44,454	297,608
Net Increase in Net Assets Resulting from Operations	177,906	503,778
Distributions to Shareholders:
From net investment income
Class IA	—	(1,638)
Class IB	—	(14)
Total from net investment income	—	(1,652)
From net realized gain on investments
Class IA	—	(53,879)
Class IB	—	(3,100)
Total from net realized gain on investments	—	(56,979)
Total distributions	—	(58,631)
Capital Share Transactions:
Class IA
Sold	180,959	98,550
Issued on reinvestment of distributions	—	55,517
Redeemed	(176,068)	(418,031)
Total capital share transactions	4,891	(263,964)
Class IB
Sold	2,950	11,537
Issued on reinvestment of distributions	—	3,114
Redeemed	(7,283)	(25,943)
Total capital share transactions	(4,333)	(11,292)
Net increase (decrease) from capital share transactions	558	(275,256)
Net Increase in Net Assets	178,464	169,891
Net Assets:
Beginning of period	1,566,109	1,396,218
End of period	$1,744,573	$1,566,109
Undistributed (distribution in excess of)
net investment income	$1,834	$1,609
Shares:
Class IA
Sold	4,650	3,001
Issued on reinvestment of distributions	—	1,576
Redeemed	(4,466)	(12,467)
Total share activity	184	(7,890)
Class IB
Sold	75	353
Issued on reinvestment of distributions	—	90
Redeemed	(188)	(784)
Total share activity	(113)	(341)

The accompanying notes are an integral part of these financial statements.

11

Hartford MidCap HLS Fund
Notes to Financial Statements
June 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

Hartford MidCap HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA, Class IB and Class IC shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and are also subject to an administrative service fee. Class IC shares have not commenced operations and are not currently offered for sale as of the date of this report.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV

12

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund's Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the

13

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary which follows the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

14

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding foreign currency contracts as of June 30, 2014.

15

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Additional Derivative Instrument Information:

The volume of derivative activity was minimal during the six-month period ended June 30, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$16	$—	$—	$—	$—	$16
Total	$—	$16	$—	$—	$—	$—	$16

Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

16

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$13,250	$11,152
Long-Term Capital Gains*	45,381	—

*	The Fund designates these distributions as long-term capital gain ividends pursuant to IRC Sec. 852(b)(3)(C).

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$14,012
Undistributed Long-Term Capital Gain	174,228
Unrealized Appreciation*	453,434
Total Accumulated Earnings	$641,674

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$(39)
Accumulated Net Realized Gain (Loss)	39

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2013.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

17

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund's expenses. For the six-month period ended June 30, 2014, this amount, if any, is included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2014
Class IA	0.70%
Class IB	0.95

Distribution Plan for Class IB Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares.

18

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.03%	0.03%
Total Return Excluding Payment from Affiliate	30.92%	30.59%

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$345,975	$—	$345,975
Sales Proceeds	330,530	—	330,530

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Fund did not have any borrowings under this facility.

19

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

20

Hartford MidCap HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─											─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Six-Month Period Ended June 30, 2014 (Unaudited)
IA	$37.87	$0.01		$4.23	$4.24	$–	$–	$–	$42.11	11.20	%(D)	$1,657,640	0.70	%(E)	0.70	%(E)	0.04	%(E)
IB	37.52	(0.04)		4.19	4.15	–	–	–	41.67	11.06	(D)	86,933	0.95	(E)	0.95	(E)	(0.21	)(E)

For the Year Ended December 31, 2013
IA	$28.16	$0.07		$11.02	$11.09	$(0.04)	$(1.34)	$(1.38)	$37.87	39.82%		$1,483,626	0.71%		0.71%		0.21%
IB	27.95	(0.02)		10.94	10.92	(0.01)	(1.34)	(1.35)	37.52	39.46		82,483	0.96		0.96		(0.05)

For the Year Ended December 31, 2012 (F)
IA	$23.77	$0.24		$4.38	$4.62	$(0.23)	$–	$(0.23)	$28.16	19.44%		$1,325,221	0.71%		0.71%		0.84%
IB	23.59	0.17		4.35	4.52	(0.16)	–	(0.16)	27.95	19.14		70,997	0.96		0.96		0.59

For the Year Ended December 31, 2011 (F)
IA	$26.01	$0.15		$(2.20)	$(2.05)	$(0.19)	$–	$(0.19)	$23.77	(7.92)%		$1,212,257	0.71%		0.71%		0.48%
IB	25.74	0.07		(2.17)	(2.10)	(0.05)	–	(0.05)	23.59	(8.16)		70,188	0.96		0.96		0.18

For the Year Ended December 31, 2010 (F)
IA	$21.12	$0.10		$4.85	$4.95	$(0.06)	$–	$(0.06)	$26.01	23.45%		$1,722,182	0.70%		0.70%		0.44%
IB	20.92	0.04		4.79	4.83	(0.01)	–	(0.01)	25.74	23.15		124,465	0.95		0.95		0.12

For the Year Ended December 31, 2009 (F)
IA	$16.21	$0.12	(G)	$4.89	$5.01	$(0.10)	$–	$(0.10)	$21.12	30.96	%(H)	$1,490,852	0.72%		0.72%		0.48%
IB	16.06	0.05	(G)	4.86	4.91	(0.05)	–	(0.05)	20.92	30.62	(H)	173,205	0.97		0.97		0.23

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(G)	The impact of Payment from Affiliate per share was $0.01.
(H)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	19%
For the Year Ended December 31, 2013	34
For the Year Ended December 31, 2012	51
For the Year Ended December 31, 2011	69
For the Year Ended December 31, 2010	52
For the Year Ended December 31, 2009	82

21

Hartford MidCap HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

22

Hartford MidCap HLS Fund
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

23

Hartford MidCap HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

Hartford MidCap HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,112.00	$3.67	$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class IB	$1,000.00	$1,110.60	$4.97	$1,000.00	$1,020.08	$4.76	0.95	181	365

25

Hartford MidCap HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Mid-cap Stock Risk: Mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Foreign Investment Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Potential risks include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting and other reporting requirements, unfavorable changes in currency exchange rates, and economic and political disruptions.

26

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-MC14 8-14 113547-3 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD MIDCAP VALUE HLS FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford MidCap Value HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford MidCap Value HLS Fund inception 04/30/2001
(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks long-term capital appreciation.

Performance Overview 6/30/04 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	10 Years
MidCap Value IA	8.83%	27.93%	22.14%	10.07%
MidCap Value IB	8.69%	27.59%	21.83%	9.81%
Russell 2500 Value Index	7.87%	24.94%	21.58%	9.40%
Russell MidCap Value Index	11.14%	27.76%	22.97%	10.66%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 2500 Value Index is an unmanaged index that measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies based on total market capitalization.

Russell MidCap Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the total annual operating expense ratios for Class IA and Class IB were 0.84% and 1.09%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford MidCap Value HLS Fund
Manager Discussion
June 30, 2014 (Unaudited)

Portfolio Manager
James N. Mordy
Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford MidCap Value HLS Fund returned 8.83% for the six-month period ended June 30, 2014, outperforming the Fund’s benchmark, the Russell 2500 Value Index, which returned 7.87% for the same period. The Fund also outperformed the 8.37% average return of the Lipper Mid-Cap Value Fund peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities surged during the period, ending June near an all-time high. After finishing 2013 with their best year since 1997, U.S. stocks began 2014 with their worst month in nearly two years. Worries about a slowdown in China and general concern surrounding emerging markets overshadowed a fairly benign domestic environment. However, robust merger and acquisition activity and an uncontested increase in the debt ceiling from Congress helped stoke investors' risk appetites in February. Earnings season in April provided a varied yet encouraging picture, with companies generally reporting healthy earnings but more subdued revenues. The rally continued in May amid renewed signs of life in the housing market and the best payroll gains in more than two years. In June, strong manufacturing activity, coupled with continued positive momentum in housing and employment data, helped to offset a large negative revision to first quarter economic growth.

Overall equity market performance was positive for the period across all market capitalizations: mid cap (+8%), large cap (+7%), and small cap equities (+3%) all rose, as represented by the S&P MidCap 400, S&P 500, and Russell 2000 Indices, respectively. All ten sectors in the Russell 2500 Value Index gained during the period, with Energy (+22%), Utilities (+18%), and Healthcare (+8%) performing the best. Materials (+1%), Industrials (+4%) and Consumer Discretionary (+6%) lagged on a relative basis.

The Fund’s relative outperformance versus the Russell 2500 Value Index was driven by security selection. Strong stock selection within Information Technology, Materials, and Energy sectors substantially outweighed weaker stock selection within Consumer Discretionary. Sector allocation, a result of the bottom-up security selection process detracted modestly from relative results. An underweight to Utilities and an overweight to Materials detracted while an underweight allocation to Financials contributed to outperformance relative to the Russell 2500 Value Index. A modest cash position in an upward trending market environment detracted from relative results.

The largest contributors to absolute and benchmark-relative performance included Skyworks Solutions (Information Technology), NXP Semiconductors (Information Technology), and Diamondback Energy (Energy). Shares of Skyworks Solutions, a leading supplier of mixed-signal analog semiconductors, outperformed as the company continued to gain share from a broadening customer base in the smartphone market as well as better-than-forecast growth from Skyworks' increasingly important integrated analog solution segment. NXP Semiconductors, a Netherlands-based semiconductor company, saw shares rise around speculation that NXP will provide NFC technology (short-range communications between compatible devices) to Apple's iPhone 6 and iWatch. Diamondback Energy is an oil and natural gas exploration and production (E&P) company with activities focused in the Permian Basin in West Texas. Shares rose as a result of reporting several new wells and growing production that should accelerate over time as well as the successful initial public offering of its subsidiary, Viper Energy Partners.

The largest detractors from returns relative to the Russell 2500 Value Index included GNC (Consumer Discretionary), Louisiana-Pacific (Materials), and Chicago Bridge & Iron (Industrials). Shares of nutritional supplement retailer GNC declined after the company reported disappointing earnings in the first quarter of 2014 and revised down their full year 2014 expectations. A combination of weaker industry trends and GNC-specific issues has led to a deceleration in same-store-sales trends. Shares of Louisiana-Pacific, a U.S.-based producer of oriented strand board, which is used in structural sheathing in new homes and room additions, declined during the period as investors became cautious over the near-term housing cycle in the U.S. Shares of Chicago Bridge & Iron, an energy infrastructure focused company and provider of government services, underperformed as the company was accused of inflating profitability and violating accounting standards. Express (Consumer Discretionary) also detracted from the Fund’s absolute performance.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

We believe the 1Q (-2.9% GDP) was aberrational and is behind us, and we look for the U.S. economy to grow in a 2.5-3.0 range over the next 12 to 18 months. The average gain in payrolls over the past three months has been a robust 272,000, and unemployment has fallen to 6.1%. Accelerating wage growth, industrial capacity utilization near 80% and rising energy and housing costs all appear to point to a modest tick up in inflation expectations. While the European recovery has been tepid, China appears to have stabilized and Japan seems to have weathered the consumption tax hike.

3

Hartford MidCap Value HLS Fund
Manager Discussion – (continued)
June 30, 2014 (Unaudited)

Absent an unexpectedly large gain in U.S. workforce participation, we expect the U.S. Federal Reserve to begin raising short term rates by mid-year 2015 as the unemployment rate approaches 5.5%. This could create a choppier period for equities.

The Russell 2500 Value Index was rebalanced at the end of the quarter with minor changes in sector weights. The new weightings are slightly less cyclical, due mostly to a drop in Financials and a slight increase to Consumer Staples.

While it has become more challenging to find new ideas that appear dramatically undervalued in an absolute sense, we continue to manage the portfolio to seek to provide good relative value.

As of the end of the period, we were most overweight the Information Technology, Materials, and Consumer Discretionary sectors and most underweight the Financials, Utilities, and Telecommunication Services sectors relative to the Russell 2500 Value Index.

Diversification by Sector
as of June 30, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.6%
Consumer Staples	3.4
Energy	7.0
Financials	25.5
Health Care	7.3
Industrials	14.2
Information Technology	14.7
Materials	8.3
Utilities	5.5
Total	98.5%
Short-Term Investments	1.2
Other Assets and Liabilities	0.3
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford MidCap Value HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.5%
	Automobiles and Components - 1.1%
207	Goodyear (The) Tire & Rubber Co.	$5,762

	Banks - 6.9%
187	BankUnited, Inc.	6,256
178	Comerica, Inc.	8,933
203	EverBank Financial Corp.	4,100
90	Iberiabank Corp.	6,227
319	Zions Bancorporation	9,404
		34,920
	Capital Goods - 14.2%
239	Barnes Group, Inc.	9,201
27	Chicago Bridge & Iron Co. N.V.	1,841
82	Curtis-Wright Corp.	5,389
82	Esterline Technologies Corp. ●	9,472
73	Hubbell, Inc. Class B	8,990
123	Moog, Inc. Class A ●	8,929
153	Orbital Sciences Corp. ●	4,530
237	Rexel S.A.	5,547
125	Sensata Technologies Holding N.V. ●	5,866
20	Teledyne Technologies, Inc. ●	1,905
119	WESCO International, Inc. ●	10,271
		71,941
	Consumer Durables and Apparel - 6.1%
162	Lennar Corp.	6,780
290	Newell Rubbermaid, Inc.	8,978
165	Performance Sports Group, Ltd. ●	2,830
1,657	Samsonite International S.A.	5,462
184	Toll Brothers, Inc. ●	6,778
		30,828
	Consumer Services - 1.4%
216	Norwegian Cruise Line Holdings Ltd. ●	6,847

	Diversified Financials - 1.3%
128	LPL Financial Holdings, Inc.	6,372
452	Solar Cayman Ltd. ⌂■●†	32
		6,404
	Energy - 7.0%
423	Cobalt International Energy, Inc. ●	7,770
97	Diamondback Energy, Inc. ●	8,578
78	HollyFrontier Corp.	3,386
16	Memorial Resource Development Corp. ●	387
47	Newfield Exploration Co. ●	2,091
154	QEP Resources, Inc.	5,299
476	Trican Well Service Ltd.	7,691
		35,202
	Food, Beverage and Tobacco - 3.4%
152	Ebro Foods S.A.	3,378
97	Ingredion, Inc.	7,301
1,393	Treasury Wine Estates Ltd.	6,576
		17,255
	Health Care Equipment and Services - 3.1%
249	Brookdale Senior Living, Inc. ●	8,285
99	Wellcare Health Plans, Inc. ●	7,369
		15,654
	Insurance - 8.9%
101	Argo Group International Holdings Ltd.	5,152
132	Hanover Insurance Group, Inc.	8,336
14	Principal Financial Group, Inc.	727
146	Reinsurance Group of America, Inc.	11,505
338	Unum Group	11,738
229	XL Group plc	7,498
		44,956
	Materials - 8.3%
132	Cabot Corp.	7,626
114	Celanese Corp.	7,354
353	Louisiana-Pacific Corp. ●	5,302
216	Methanex Corp. ADR	13,326
132	Owens-Illinois, Inc. ●	4,572
50	Packaging Corp. of America	3,596
		41,776
	Media - 2.5%
64	AMC Entertainment Holdings	1,584
330	Interpublic Group of Cos., Inc.	6,432
195	Quebecor, Inc.	4,726
		12,742
	Pharmaceuticals, Biotechnology and Life Sciences - 4.2%
647	Almirall S.A.	10,495
80	Ono Pharmaceutical Co., Ltd.	7,020
45	UCB S.A.	3,768
		21,283
	Real Estate - 8.4%
172	American Assets Trust, Inc. REIT	5,926
227	Blackstone Mortgage Trust, Inc. REIT	6,574
169	Equity Lifestyle Properties, Inc. REIT	7,472
135	Extra Space Storage, Inc. REIT	7,210
249	Forest City Enterprises, Inc. REIT ●	4,940
139	Plum Creek Timber Co., Inc. REIT	6,282
36	SL Green Realty Corp. REIT	3,906
		42,310
	Retailing - 1.5%
92	DSW, Inc.	2,559
145	GNC Holdings, Inc.	4,955
		7,514
	Semiconductors and Semiconductor Equipment - 8.0%
102	Avago Technologies Ltd.	7,351
192	Maxim Integrated Products, Inc.	6,499
304	Microsemi Corp. ●	8,135
185	NXP Semiconductors N.V. ●	12,217
133	Skyworks Solutions, Inc.	6,264
		40,466
	Software and Services - 4.3%
140	Booz Allen Hamilton Holding Corp.	2,982
75	Check Point Software Technologies Ltd. ADR ●	5,000
145	Teradata Corp. ●	5,841
162	Verint Systems, Inc. ●	7,922
		21,745
	Technology Hardware and Equipment - 2.4%
200	Arrow Electronics, Inc. ●	12,100

	Utilities - 5.5%
48	Alliant Energy Corp.	2,909
173	Great Plains Energy, Inc.	4,635
175	Portland General Electric Co.	6,067
175	UGI Corp.	8,858

The accompanying notes are an integral part of these financial statements.

5

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 98.5% - (continued)
	Utilities - 5.5% - (continued)
135	Westar Energy, Inc.		$5,152
			27,621
	Total Common Stocks
	(Cost $361,494)		$497,326

	Total Long-Term Investments
	(Cost $361,494)		$497,326

Short-Term Investments - 1.2%
Repurchase Agreements - 1.2%
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $526, collateralized by FHLMC 2.23%
- 5.99%, 2030 - 2044, FNMA 2.31% - 6.34%,
	2020 - 2042, value of $537)
$526	0.10%, 6/30/2014		$526
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of $804,
collateralized by U.S. Treasury Bill 0.13%, 2015,
U.S. Treasury Bond 2.75% - 10.63%, 2015 -
2044, U.S. Treasury Note 0.13% - 4.50%, 2014 -
	2024, value of $820)
804	0.09%, 6/30/2014		804
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of $343,
collateralized by FHLMC 2.00% - 5.50%, 2018 -
2041, FNMA 2.00% - 4.50%, 2026 - 2042,
GNMA 3.00% - 4.00%, 2042 - 2043, U.S.
Treasury Bill 0.05%, 2014, U.S. Treasury Note
	0.75%, 2018, value of $350)
343	0.11%, 6/30/2014		343
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $317, collateralized by U.S. Treasury Note 0.63% - 0.88%, 2018 - 2019, value of $323)
317	0.07%, 6/30/2014		317
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $730, collateralized by U.S. Treasury
Bond 4.38% - 7.50%, 2016 - 2040, U.S.
Treasury Note 0.50% - 3.00%, 2014 - 2020,
	value of $745)
730	0.06%, 6/30/2014		730
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $1,119, collateralized by U.S. Treasury Note 0.38% - 3.13%, 2015 - 2022, value of $1,142)
1,119	0.08%, 6/30/2014		1,119
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $2,330, collateralized by FHLMC 3.50% - 4.00%, 2026 - 2044, FNMA 2.50% - 5.00%, 2025 - 2043, value of $2,376)
2,330	0.11%, 6/30/2014		2,330
	UBS Securities Repurchase Agreement (maturing on 07/01/2014 in the amount of $9, collateralized by U.S. Treasury Note 2.13%, 2020, value of $10)
9	0.05%, 6/30/2014		9
			6,178
	Total Short-Term Investments
	(Cost $6,178)		$6,178

	Total Investments
	(Cost $367,672) ▲	99.7%	$503,504
	Other Assets and Liabilities	0.3%	1,435
	Total Net Assets	100.0%	$504,939

The accompanying notes are an integral part of these financial statements.

6

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $370,255 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$138,343
Unrealized Depreciation	(5,094)
Net Unrealized Appreciation	$133,249

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2014, the aggregate value of these securities was $32, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2014, the aggregate value of these securities was $32, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2007	452	Solar Cayman Ltd. - 144A	$132

At June 30, 2014, the aggregate value of these securities was $32, which rounds to zero percent of total net assets.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

Hartford MidCap Value HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$497,326	$460,595	$36,699	$32
Short-Term Investments	6,178	–	6,178	–
Total	$503,504	$460,595	$42,877	$32

♦	For the six-month period ended June 30, 2014, investments valued at $6,416 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2014
Assets:
Common Stocks	$32	$—	$—	*	$—	$—	$—	$—	$—	$32
Total	$32	$—	$—		$—	$—	$—	$—	$—	$32

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2014 was zero.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

8

Hartford MidCap Value HLS Fund
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $367,672)	$503,504
Cash	1
Foreign currency on deposit with custodian (cost $54)	54
Receivables:
Investment securities sold	2,053
Fund shares sold	1
Dividends and interest	869
Other assets	1
Total assets	506,483
Liabilities:
Payables:
Investment securities purchased	964
Fund shares redeemed	454
Investment management fees	55
Distribution fees	4
Accrued expenses	67
Total liabilities	1,544
Net assets	$504,939
Summary of Net Assets:
Capital stock and paid-in-capital	$277,263
Undistributed net investment income	3,193
Accumulated net realized gain	88,649
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	135,834
Net assets	$504,939
Shares authorized	1,200,000
Par value	$0.001
Class IA: Net asset value per share	$16.88
Shares outstanding	22,580
Net assets	$381,145
Class IB: Net asset value per share	$16.76
Shares outstanding	7,386
Net assets	$123,794

The accompanying notes are an integral part of these financial statements.

9

Hartford MidCap Value HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2014 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$3,850
Interest	1
Less: Foreign tax withheld	(109)
Total investment income, net	3,742

Expenses:
Investment management fees	1,965
Transfer agent fees	2
Distribution fees - Class IB	151
Custodian fees	5
Accounting services fees	25
Board of Directors' fees	6
Audit fees	10
Other expenses	57
Total expenses (before fees paid indirectly)	2,221
Commission recapture	(5)
Total fees paid indirectly	(5)
Total expenses, net	2,216
Net Investment Income	1,526

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	30,458
Net realized loss on foreign currency contracts	(3)
Net realized gain on other foreign currency transactions	7
Net Realized Gain on Investments and Foreign Currency Transactions	30,462

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	9,741
Net unrealized depreciation of foreign currency contracts	(2)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	3
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	9,742
Net Gain on Investments and Foreign Currency Transactions	40,204
Net Increase in Net Assets Resulting from Operations	$41,730

The accompanying notes are an integral part of these financial statements.

10

Hartford MidCap Value HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$1,526	$2,371
Net realized gain on investments and foreign currency transactions	30,462	86,309
Net unrealized appreciation of investments and foreign currency transactions	9,742	51,787
Net Increase in Net Assets Resulting from Operations	41,730	140,467
Distributions to Shareholders:
From net investment income
Class IA	—	(4,389)
Class IB	—	(1,173)
Total distributions	—	(5,562)
Capital Share Transactions:
Class IA
Sold	6,987	35,081
Issued on reinvestment of distributions	—	4,389
Redeemed	(34,722)	(87,130)
Total capital share transactions	(27,735)	(47,660)
Class IB
Sold	2,755	13,985
Issued on reinvestment of distributions	—	1,173
Redeemed	(12,967)	(38,177)
Total capital share transactions	(10,212)	(23,019)
Net decrease from capital share transactions	(37,947)	(70,679)
Net Increase in Net Assets	3,783	64,226
Net Assets:
Beginning of period	501,156	436,930
End of period	$504,939	$501,156
Undistributed (distribution in excess of) net investment income	$3,193	$1,667
Shares:
Class IA
Sold	432	2,657
Issued on reinvestment of distributions	—	312
Redeemed	(2,178)	(6,440)
Total share activity	(1,746)	(3,471)
Class IB
Sold	171	1,052
Issued on reinvestment of distributions	—	84
Redeemed	(819)	(2,853)
Total share activity	(648)	(1,717)

The accompanying notes are an integral part of these financial statements.

11

Hartford MidCap Value HLS Fund
Notes to Financial Statements
June 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

Hartford MidCap Value HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

12

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund's Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-

13

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

14

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company's Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid or restricted investments as of June 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund had no when-issued or delayed-delivery investments as of June 30, 2014.

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in

15

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding foreign currency contracts as of June 30, 2014.

Additional Derivative Instrument Information:

The volume of derivative activity was minimal during the six-month period ended June 30, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Loss on Derivatives Recognized as a Result of Operations:
Net realized loss on foreign currency contracts	$—	$(3)	$—	$—	$—	$—	$(3)
Total	$—	$(3)	$—	$—	$—	$—	$(3)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of foreign currency contracts	$—	$(2)	$—	$—	$—	$—	$(2)
Total	$—	$(2)	$—	$—	$—	$—	$(2)

Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

16

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$5,562	$4,896

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$3,177
Undistributed Long-Term Capital Gain	60,097
Accumulated Capital and Other Losses*	(837)
Unrealized Appreciation†	123,509
Total Accumulated Earnings	$185,946

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$620
Accumulated Net Realized Gain (Loss)	(620)

17

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax year end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2016	$837
Total	$837

As a result of mergers in the Fund, certain provisions in the IRC may limit the future utilization of capital losses.  During the year ended December 31, 2013, the Fund utilized $22,439 of prior year capital loss carryforwards.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $500 million	0.8000%
On next $500 million	0.7250%
On next $1.5 billion	0.6750%
On next $2.5 billion	0.6700%
On next $5 billion	0.6650%
Over $10 billion	0.6600%

18

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund's expenses. For the six-month period ended June 30, 2014, this amount, if any, is included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2014
Class IA	0.84%
Class IB	1.09

Distribution Plan for Class IB Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

19

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.01%	0.01%
Total Return Excluding Payment from Affiliate	44.18%	43.82%

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$71,860	$—	$71,860
Sales Proceeds	110,955	—	110,955

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Fund did not have any borrowings under this facility.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford

20

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

21

Hartford MidCap Value HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Six-Month Period Ended June 30, 2014 (Unaudited)
IA	$15.51	$0.05	$1.32	$1.37	$–	$–	$–	$16.88	8.83	%(D)	$381,145	0.84	%(E)	0.84	%(E)	0.68	%(E)
IB	15.42	0.03	1.31	1.34	–	–	–	16.76	8.69	(D)	123,794	1.09	(E)	1.09	(E)	0.43	(E)

For the Year Ended December 31, 2013
IA	$11.65	$0.08	$3.95	$4.03	$(0.17)	$–	$(0.17)	$15.51	34.71%		$377,272	0.84%		0.84%		0.56%
IB	11.59	0.04	3.93	3.97	(0.14)	–	(0.14)	15.42	34.37		123,884	1.09		1.09		0.31

For the Year Ended December 31, 2012 (F)
IA	$9.44	$0.14	$2.20	$2.34	$(0.13)	$–	$(0.13)	$11.65	24.95%		$323,934	0.85%		0.85%		1.03%
IB	9.38	0.10	2.21	2.31	(0.10)	–	(0.10)	11.59	24.64		112,996	1.10		1.10		0.79

For the Year Ended December 31, 2011 (F)
IA	$10.32	$0.07	$(0.95)	$(0.88)	$–	$–	$–	$9.44	(8.56)%		$341,583	0.83%		0.83%		0.57%
IB	10.29	0.04	(0.95)	(0.91)	–	–	–	9.38	(8.79)		116,563	1.08		1.08		0.32

For the Year Ended December 31, 2010
IA	$8.33	$0.05	$2.00	$2.05	$(0.06)	$–	$(0.06)	$10.32	24.67%		$462,281	0.85%		0.85%		0.57%
IB	8.30	0.03	1.99	2.02	(0.03)	–	(0.03)	10.29	24.36		163,498	1.10		1.10		0.30

For the Year Ended December 31, 2009 (F)
IA	$5.82	$0.07	$2.50	$2.57	$(0.06)	$–	$(0.06)	$8.33	44.19	%(G)	$348,742	0.86%		0.86%		0.87%
IB	5.80	0.05	2.49	2.54	(0.04)	–	(0.04)	8.30	43.83	(G)	145,920	1.11		1.11		0.62

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	15%
For the Year Ended December 31, 2013	49
For the Year Ended December 31, 2012	45
For the Year Ended December 31, 2011	43
For the Year Ended December 31, 2010	57(A)
For the Year Ended December 31, 2009	50

(A)	During the year ended December 31, 2010, the Fund incurred $89.7 million in purchases associated with the transition of assets from Hartford SmallCap Value HLS Fund, which merged into the Fund on July 30, 2010. These purchases were excluded from the portfolio turnover calculation.

22

Hartford MidCap Value HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

23

Hartford MidCap Value HLS Fund
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

24

Hartford MidCap Value HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

25

Hartford MidCap Value HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,088.30	$4.35	$1,000.00	$1,020.63	$4.21	0.84%	181	365
Class IB	$1,000.00	$1,086.90	$5.64	$1,000.00	$1,019.39	$5.46	1.09	181	365

26

Hartford MidCap Value HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Mid-cap Stock Risk: Mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Value Investing Risk: Value investments are considered to be undervalued, but they may never attain their potential value. Value-style investing falls in and out of favor, which may result in periods of underperformance.

Foreign Investment Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Potential risks include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting and other reporting requirements, unfavorable changes in currency exchange rates, and economic and political disruptions.

27

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-MCV14 8-14 113548-3 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD PORTFOLIO DIVERSIFIER HLS FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Portfolio Diversifier HLS Fund

This report is prepared for the general information of contract owners. It is not an offer of contracts. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Portfolio Diversifier HLS Fund inception 06/06/2011
(sub-advised by Hartford Investment Management Company)

Investment objective – The Fund seeks to produce investment performance that mitigates against significant declines in the aggregate value of investment allocations to equity mutual funds under certain variable annuity contracts, while also preserving the potential for modest appreciation in the Fund’s net asset value when markets are appreciating.

Performance Overview 6/06/11 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	Since Inception▲
Portfolio Diversifier IB	-0.86%	-6.35%	-6.40%
Barclays U.S. Aggregate Bond Index	3.93%	4.37%	3.44%
S&P 500 Index	7.14%	24.61%	17.26%

†	Not Annualized
▲	Inception: 06/06/2011

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Barclays U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the net total annual operating expense ratio for Class IB shares was 0.85% and the gross total annual operating expense ratio for Class IB shares was 0.89%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

Gross expenses are the Fund's total annual operating expenses shown in the Fund's most recent prospectus. Net expenses are the Fund's total annual operating expenses shown in the Fund's most recent prospectus and reflect contractual expense reimbursements in instances when these reductions reduce the Fund's gross expenses. Contractual reimbursements remain in effect until April 30, 2015, and automatically renew for one-year terms unless terminated.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Portfolio Diversifier HLS Fund
Manager Discussion
June 30, 2014 (Unaudited)

Portfolio Managers
Paul Bukowski, CFA	James Ong, CFA*
Executive Vice President and Head of Quantitative Equities	Vice President

* Effective April 4, 2014, Mr. Ong no longer serves as a Portfolio Manager to the Fund.

How did the Fund perform?

The Class IB Shares of the Hartford Portfolio Diversifier HLS Fund returned -0.86% for the six-month period ended June 30, 2014, compared to the returns of the Barclays U.S. Aggregate Bond Index and the S&P 500 Index, which returned 3.93% and 7.14%, respectively, for the same period.

Why did the Fund perform this way?

The Fund performed in line with expectations for the period. The Fund generally invests in securities and other instruments which increase in value as the S&P 500 Index declines, and securities which are expected to approximate the performance of the Barclays U.S. Aggregate Bond and S&P 500 Indices.

Overall, the Fund decreased in value as it is designed to achieve performance generally “contra” to that of the S&P 500 Index which posted strong performance, appreciating more than 7% during the first half of the year. The Fund’s short S&P 500 futures and a modest short and long-term S&P 500 put position, declined in value providing a head wind (i.e. negative impact) to performance during the first half of the year. The fixed income sleeve provided a tailwind to fund performance as it increased nearly 4% for the year.

What is your outlook?

The S&P 500 Index returned more than 7% during the first half of 2014, with all sectors posting positive performance. The S&P 500 Index rallied from a quarter-low level of 1816 in mid-April to finish June at 1960. Allocation to higher-yielding sectors was evident as Utilities and Energy led the way with gains of 18% and 13%, respectively, while Consumer Discretionary lagged with a 1% return. Small caps have continued to underperform, with the Russell 2000 Index returning 3% year-to-date.

The underlying business and economic measures remain supportive and valuations are slightly above average, but we believe they can be supported by rising interest rates. Conversely, it is our view that technicals could provide a potential headwind as the market continues to march higher despite already exhibiting a significant amount of buying interest with little apparent concern for risk as volume and volatility have trended lower. As a result, we believe the second half of the year will be stagnant across the broader market.

Possible risks to our outlook include heightened geopolitical tensions, the potential for surprises regarding the U.S. Federal Reserve reducing its monthly purchases of mortgage bonds and U.S. Treasuries, and unexpected but continued weakness in economic indicators beyond the weather-impacted first quarter data.

Diversification by Security Type

as of June 30, 2014

Category	Percentage of Net Assets
Equity Securities
Common Stocks	22.4%
Exchange Traded Funds	0.2
Total	22.6%
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	0.7%
Corporate Bonds	11.9
Foreign Government Obligations	0.8
Municipal Bonds	0.3
U.S. Government Agencies	13.4
U.S. Government Securities	15.4
Total	42.5%
Short-Term Investments	35.5
Purchased Options	0.4
Other Assets and Liabilities	(1.0)
Total	100.0%

Credit Exposure

as of June 30, 2014

Credit Rating *	Percentage of Net Assets
Aaa / AAA	13.7
Aa / AA	18.0
A	4.8
Baa / BBB	5.9
Ba / BB	0.0
Not Rated	0.1
Non-Debt Securities and Other Short-Term Instruments	58.5
Other Assets and Liabilities	(1.0)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for several reasons, including access to information and materials provided by S&P and Moody's, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

3

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 22.4%
	Automobiles and Components - 0.3%
1	BorgWarner, Inc.	$84
2	Delphi Automotive plc	107
22	Ford Motor Co.	386
7	General Motors Co.	270
2	Goodyear (The) Tire & Rubber Co.	43
1	Harley-Davidson, Inc.	86
4	Johnson Controls, Inc.	188
		1,164
	Banks - 0.7%
4	BB&T Corp.	160
1	Comerica, Inc.	51
5	Fifth Third Bancorp	103
3	Hudson City Bancorp, Inc.	26
5	Huntington Bancshares, Inc.	45
5	KeyCorp	71
1	M&T Bank Corp.	92
2	People's United Financial, Inc.	27
3	PNC Financial Services Group, Inc.	269
8	Regions Financial Corp.	83
3	SunTrust Banks, Inc.	121
10	US Bancorp	445
27	Wells Fargo & Co.	1,425
1	Zions Bancorporation	31
		2,949
	Capital Goods - 1.7%
4	3M Co.	503
1	AMETEK, Inc.	72
4	Boeing Co.	483
4	Caterpillar, Inc.	384
1	Cummins, Inc.	149
3	Danaher Corp.	268
2	Deere & Co.	186
1	Dover Corp.	86
3	Eaton Corp. plc	208
4	Emerson Electric Co.	263
2	Fastenal Co.	76
1	Flowserve Corp.	58
1	Fluor Corp.	69
2	General Dynamics Corp.	215
57	General Electric Co.	1,490
4	Honeywell International, Inc.	412
2	Illinois Tool Works, Inc.	188
1	Ingersoll-Rand plc	89
1	Jacobs Engineering Group, Inc. ●	40
1	Joy Global, Inc.	35
—	L-3 Communications Holdings, Inc.	59
2	Lockheed Martin Corp.	242
2	Masco Corp.	45
1	Northrop Grumman Corp.	145
2	PACCAR, Inc.	126
1	Pall Corp.	53
1	Parker-Hannifin Corp.	106
1	Pentair plc	79
1	Precision Castparts Corp.	207
1	Quanta Services, Inc. ●	43
2	Raytheon Co.	163
1	Rockwell Automation, Inc.	98
1	Rockwell Collins, Inc.	60
1	Roper Industries, Inc.	82
—	Snap-On, Inc.	39
1	Stanley Black & Decker, Inc.	77
2	Textron, Inc.	60
5	United Technologies Corp.	551
—	W.W. Grainger, Inc.	87
1	Xylem, Inc.	41
		7,637
	Commercial and Professional Services - 0.2%
1	ADT (The) Corp.	35
1	Avery Dennison Corp.	28
1	Cintas Corp.	36
—	Dun & Bradstreet Corp.	23
1	Equifax, Inc. ●	50
1	Iron Mountain, Inc.	34
2	Nielsen N.V.	83
1	Pitney Bowes, Inc.	32
2	Republic Services, Inc.	57
1	Robert Half International, Inc.	37
—	Stericycle, Inc. ●	57
3	Tyco International Ltd.	119
2	Waste Management, Inc.	109
		700
	Consumer Durables and Apparel - 0.3%
2	Coach, Inc.	53
2	D.R. Horton, Inc.	40
—	Fossil Group, Inc. ●	28
1	Garmin Ltd.	42
—	Harman International Industries, Inc.	41
1	Hasbro, Inc.	35
1	Leggett & Platt, Inc.	27
1	Lennar Corp.	42
2	Mattel, Inc.	75
1	Michael Kors Holdings Ltd. ●	90
—	Mohawk Industries, Inc. ●	48
2	Newell Rubbermaid, Inc.	49
4	NIKE, Inc. Class B	323
2	Pulte Group, Inc.	39
—	PVH Corp.	54
—	Ralph Lauren Corp.	53
1	Under Armour, Inc. Class A ●	54
2	V.F. Corp.	123
—	Whirlpool Corp.	61
		1,277
	Consumer Services - 0.4%
2	Carnival Corp.	93
—	Chipotle Mexican Grill, Inc. ●	104
1	Darden Restaurants, Inc.	34
2	H & R Block, Inc.	52
1	Marriott International, Inc. Class A	80
6	McDonald's Corp.	563
4	Starbucks Corp.	329
1	Starwood Hotels & Resorts, Inc.	88
1	Wyndham Worldwide Corp.	55
—	Wynn Resorts Ltd.	95
2	Yum! Brands, Inc.	203
		1,696
	Diversified Financials - 1.5%
—	Affiliated Managers Group, Inc. ●	65
5	American Express Co.	488
1	Ameriprise Financial, Inc.	129
59	Bank of America Corp.	914

The accompanying notes are an integral part of these financial statements.

4

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 22.4% - (continued)
	Diversified Financials - 1.5% - (continued)
6	Bank of New York Mellon Corp.	$242
1	BlackRock, Inc.	226
3	Capital One Financial Corp.	267
7	Charles Schwab Corp.	178
17	Citigroup, Inc.	809
2	CME Group, Inc.	127
3	Discover Financial Services	163
2	E*Trade Financial Corp. ●	35
2	Franklin Resources, Inc.	131
2	Goldman Sachs Group, Inc.	394
1	Intercontinental Exchange, Inc.	123
2	Invesco Ltd.	92
21	JP Morgan Chase & Co.	1,233
1	Legg Mason, Inc.	30
2	Leucadia National Corp.	47
1	Moody's Corp.	93
8	Morgan Stanley	256
1	Nasdaq OMX Group, Inc.	26
2	Navient Corp.	42
1	Northern Trust Corp.	81
2	State Street Corp.	164
1	T. Rowe Price Group, Inc.	125
		6,480
	Energy - 2.4%
3	Anadarko Petroleum Corp.	313
2	Apache Corp.	219
2	Baker Hughes, Inc.	184
2	Cabot Oil & Gas Corp.	81
1	Cameron International Corp. ●	78
3	Chesapeake Energy Corp.	89
11	Chevron Corp.	1,405
—	Cimarex Energy Co.	71
7	ConocoPhillips Holding Co.	595
1	Consol Energy, Inc.	60
2	Denbury Resources, Inc.	37
2	Devon Energy Corp.	172
—	Diamond Offshore Drilling, Inc.	19
1	Ensco plc	73
3	EOG Resources, Inc.	361
1	EQT Corp.	92
24	Exxon Mobil Corp.	2,445
1	FMC Technologies, Inc. ●	81
5	Halliburton Co.	339
1	Helmerich & Payne, Inc.	71
1	Hess Corp.	148
4	Kinder Morgan, Inc.	137
4	Marathon Oil Corp.	153
2	Marathon Petroleum Corp.	127
1	Murphy Oil Corp.	63
1	Nabors Industries Ltd.	44
2	National Oilwell Varco, Inc.	200
1	Newfield Exploration Co. ●	34
1	Noble Corp. plc	48
2	Noble Energy, Inc.	157
4	Occidental Petroleum Corp.	456
2	Peabody Energy Corp.	25
3	Phillips 66	257
1	Pioneer Natural Resources Co.	186
1	QEP Resources, Inc.	35
1	Range Resources Corp.	83
1	Rowan Cos. plc Class A	22
7	Schlumberger Ltd.	869
2	Southwestern Energy Co. ●	91
4	Spectra Energy Corp.	161
1	Tesoro Corp.	43
2	Transocean, Inc.	87
3	Valero Energy Corp.	151
4	Williams Cos., Inc.	243
		10,605
	Food and Staples Retailing - 0.5%
2	Costco Wholesale Corp.	285
7	CVS Caremark Corp.	498
3	Kroger (The) Co.	143
1	Safeway, Inc.	45
3	Sysco Corp.	124
5	Walgreen Co.	368
9	Wal-Mart Stores, Inc.	684
2	Whole Foods Market, Inc.	80
		2,227
	Food, Beverage and Tobacco - 1.2%
11	Altria Group, Inc.	471
4	Archer-Daniels-Midland Co.	163
1	Brown-Forman Corp.	86
1	Campbell Soup Co.	46
21	Coca-Cola Co.	905
1	Coca-Cola Enterprises, Inc.	63
2	ConAgra Foods, Inc.	71
1	Constellation Brands, Inc. Class A ●	84
1	Dr. Pepper Snapple Group	65
3	General Mills, Inc.	183
1	Hershey Co.	82
1	Hormel Foods Corp.	38
1	J.M. Smucker Co.	62
1	Kellogg Co.	95
1	Keurig Green Mountain, Inc.	90
3	Kraft Foods Group, Inc.	202
2	Lorillard, Inc.	125
1	McCormick & Co., Inc.	53
1	Mead Johnson Nutrition Co.	107
1	Molson Coors Brewing Co.	67
10	Mondelez International, Inc.	360
1	Monster Beverage Corp. ●	54
9	PepsiCo, Inc.	766
9	Philip Morris International, Inc.	750
2	Reynolds American, Inc.	106
2	Tyson Foods, Inc. Class A	58
		5,152
	Health Care Equipment and Services - 0.9%
8	Abbott Laboratories	347
2	Aetna, Inc.	164
1	AmerisourceBergen Corp.	93
—	Bard (C.R.), Inc.	62
3	Baxter International, Inc.	222
1	Becton, Dickinson & Co.	129
7	Boston Scientific Corp. ●	95
2	Cardinal Health, Inc.	132
1	CareFusion Corp. ●	52
2	Cerner Corp. ●	86
2	CIGNA Corp.	140
3	Covidien plc	230

The accompanying notes are an integral part of these financial statements.

5

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 22.4% - (continued)
	Health Care Equipment and Services - 0.9% - (continued)
1	DaVita HealthCare Partners, Inc. ●	$73
1	Dentsply International, Inc.	38
1	Edwards Lifesciences Corp. ●	51
4	Express Scripts Holding Co. ●	303
1	Humana, Inc.	112
—	Intuitive Surgical, Inc. ●	89
—	Laboratory Corp. of America Holdings ●	49
1	McKesson Corp.	243
6	Medtronic, Inc.	360
—	Patterson Cos., Inc.	18
1	Quest Diagnostics, Inc.	48
2	St. Jude Medical, Inc.	111
2	Stryker Corp.	141
1	Tenet Healthcare Corp. ●	26
6	UnitedHealth Group, Inc.	453
1	Varian Medical Systems, Inc. ●	49
2	Wellpoint, Inc.	170
1	Zimmer Holdings, Inc.	99
		4,185
	Household and Personal Products - 0.4%
2	Avon Products, Inc.	36
1	Clorox Co.	66
5	Colgate-Palmolive Co.	335
1	Estee Lauder Co., Inc.	106
2	Kimberly-Clark Corp.	237
15	Procter & Gamble Co.	1,203
		1,983
	Insurance - 0.9%
2	ACE Ltd.	201
3	Aflac, Inc.	168
2	Allstate (The) Corp.	146
8	American International Group, Inc.	453
2	Aon plc	151
—	Assurant, Inc.	27
10	Berkshire Hathaway, Inc. Class B ●	1,308
1	Chubb Corp.	129
1	Cincinnati Financial Corp.	41
3	Genworth Financial, Inc. ●	50
2	Lincoln National Corp.	81
2	Loews Corp.	77
3	Marsh & McLennan Cos., Inc.	161
7	MetLife, Inc.	371
2	Principal Financial Group, Inc.	82
3	Progressive Corp.	79
3	Prudential Financial, Inc.	244
1	Torchmark Corp.	43
2	Travelers Cos., Inc.	188
2	Unum Group	53
2	XL Group plc	51
		4,104
	Materials - 0.8%
1	Air Products & Chemicals, Inc.	154
—	Airgas, Inc.	41
7	Alcoa, Inc.	99
1	Allegheny Technologies, Inc.	28
1	Ball Corp.	49
1	Bemis Co., Inc.	23
—	CF Industries Holdings, Inc.	71
7	Dow Chemical Co.	350
5	E.I. DuPont de Nemours & Co.	340
1	Eastman Chemical Co.	74
2	Ecolab, Inc.	170
1	FMC Corp.	54
6	Freeport-McMoRan Copper & Gold, Inc.	214
—	International Flavors & Fragrances, Inc.	48
2	International Paper Co.	124
2	LyondellBasell Industries Class A	230
1	MeadWestvaco Corp.	42
3	Monsanto Co.	370
2	Mosaic Co.	91
3	Newmont Mining Corp.	72
2	Nucor Corp.	89
1	Owens-Illinois, Inc. ●	32
1	PPG Industries, Inc.	164
2	Praxair, Inc.	220
1	Sealed Air Corp.	38
—	Sherwin-Williams Co.	99
1	Sigma-Aldrich Corp.	68
1	United States Steel Corp.	21
1	Vulcan Materials Co.	47
		3,422
	Media - 0.8%
1	Cablevision Systems Corp.	22
3	CBS Corp. Class B	186
15	Comcast Corp. Class A	789
3	DirecTV ●	225
1	Discovery Communications, Inc. ●	92
1	Gannett Co., Inc.	40
—	Graham Holdings Co.	18
2	Interpublic Group of Cos., Inc.	47
2	McGraw Hill Financial, Inc.	128
3	News Corp. Class A ●	50
1	Omnicom Group, Inc.	104
1	Scripps Networks Interactive Class A	49
2	Time Warner Cable, Inc.	232
5	Time Warner, Inc.	350
11	Twenty-First Century Fox, Inc.	381
2	Viacom, Inc. Class B	192
9	Walt Disney Co.	781
		3,686
	Pharmaceuticals, Biotechnology and Life Sciences - 2.0%
9	AbbVie, Inc.	508
1	Actavis plc ●	220
2	Agilent Technologies, Inc.	108
1	Alexion Pharmaceuticals, Inc. ●	175
2	Allergan, Inc.	285
4	Amgen, Inc.	507
1	Biogen Idec, Inc. ●	423
9	Bristol-Myers Squibb Co.	455
4	Celgene Corp. ●	383
6	Eli Lilly & Co.	346
1	Forest Laboratories, Inc. ●	134
9	Gilead Sciences, Inc. ●	720
1	Hospira, Inc. ●	49
16	Johnson & Johnson	1,674
17	Merck & Co., Inc.	956
2	Mylan, Inc. ●	109
1	PerkinElmer, Inc.	30
1	Perrigo Co. plc	110
36	Pfizer, Inc.	1,071

The accompanying notes are an integral part of these financial statements.

6

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 22.4% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 2.0% - (continued)
—	Regeneron Pharmaceuticals, Inc. ●	$127
2	Thermo Fisher Scientific, Inc.	266
1	Vertex Pharmaceuticals, Inc. ●	126
—	Waters Corp. ●	50
3	Zoetis, Inc.	91
		8,923
	Real Estate - 0.5%
2	American Tower Corp. REIT	201
1	Apartment Investment & Management Co. Class A REIT	27
1	AvalonBay Communities, Inc. REIT	98
1	Boston Properties, Inc. REIT	102
2	CBRE Group, Inc. ●	51
2	Equity Residential Properties Trust REIT	120
—	Essex Property Trust, Inc. REIT	66
3	General Growth Properties, Inc. REIT	69
3	HCP, Inc. REIT	107
2	Health Care REIT, Inc.	108
4	Host Hotels & Resorts, Inc. REIT	94
2	Kimco Realty Corp. REIT	53
1	Macerich Co. REIT	53
1	Plum Creek Timber Co., Inc. REIT	45
3	ProLogis L.P. REIT	116
1	Public Storage REIT	141
2	Simon Property Group, Inc. REIT	292
2	Ventas, Inc. REIT	107
1	Vornado Realty Trust REIT	105
3	Weyerhaeuser Co. REIT	110
		2,065
	Retailing - 0.9%
2	Amazon.com, Inc. ●	685
—	AutoNation, Inc. ●	21
—	AutoZone, Inc. ●	101
1	Bed Bath & Beyond, Inc. ●	66
2	Best Buy Co., Inc.	48
1	CarMax, Inc. ●	65
2	Dollar General Corp. ●	98
1	Dollar Tree, Inc. ●	64
1	Expedia, Inc.	46
1	Family Dollar Stores, Inc.	36
1	GameStop Corp. Class A	26
1	Gap, Inc.	61
1	Genuine Parts Co.	76
8	Home Depot, Inc.	626
1	Kohl's Corp.	58
1	L Brands, Inc.	81
6	Lowe's Cos., Inc.	271
2	Macy's, Inc.	118
—	Netflix, Inc. ●	149
1	Nordstrom, Inc.	54
1	O'Reilly Automotive, Inc. ●	90
1	PetSmart, Inc.	34
—	Priceline (The) Group, Inc. ●	356
1	Ross Stores, Inc.	80
4	Staples, Inc.	40
4	Target Corp.	208
1	Tiffany & Co.	63
4	TJX Cos., Inc.	211
1	Tractor Supply Co.	47
1	TripAdvisor, Inc. ●	68
1	Urban Outfitters, Inc. ●	20
		3,967
	Semiconductors and Semiconductor Equipment - 0.5%
2	Altera Corp.	62
2	Analog Devices, Inc.	96
7	Applied Materials, Inc.	155
1	Avago Technologies Ltd.	102
3	Broadcom Corp. Class A	117
—	First Solar, Inc. ●	29
28	Intel Corp.	870
1	KLA-Tencor Corp.	68
1	Lam Research Corp.	62
1	Linear Technology Corp.	63
1	Microchip Technology, Inc.	55
6	Micron Technology, Inc. ●	199
3	NVIDIA Corp.	58
6	Texas Instruments, Inc.	292
2	Xilinx, Inc.	72
		2,300
	Software and Services - 2.2%
4	Accenture plc	289
3	Adobe Systems, Inc. ●	189
1	Akamai Technologies, Inc. ●	61
—	Alliance Data Systems Corp. ●	86
1	Autodesk, Inc. ●	73
3	Automatic Data Processing, Inc.	216
2	CA, Inc.	52
1	Citrix Systems, Inc. ●	58
3	Cognizant Technology Solutions Corp. ●	168
1	Computer Sciences Corp.	52
6	eBay, Inc. ●	323
2	Electronic Arts, Inc. ●	64
10	Facebook, Inc. ●	654
2	Fidelity National Information Services, Inc.	89
1	Fiserv, Inc. ●	85
2	Google, Inc. Class A ●	937
2	Google, Inc. Class C ●	922
5	IBM Corp.	975
2	Intuit, Inc.	129
6	Mastercard, Inc.	417
43	Microsoft Corp.	1,773
19	Oracle Corp.	787
2	Paychex, Inc.	76
1	Red Hat, Inc. ●	59
3	Salesforce.com, Inc. ●	186
4	Symantec Corp.	90
1	Teradata Corp. ●	36
1	Total System Services, Inc.	30
1	VeriSign, Inc. ●	34
3	Visa, Inc.	599
3	Western Union Co.	53
6	Xerox Corp.	77
5	Yahoo!, Inc. ●	186
		9,825
	Technology Hardware and Equipment - 1.5%
1	Allegion plc	29
1	Amphenol Corp. Class A	86
34	Apple, Inc.	3,169
29	Cisco Systems, Inc.	720

The accompanying notes are an integral part of these financial statements.

7

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 22.4% - (continued)
	Technology Hardware and Equipment - 1.5% - (continued)
7	Corning, Inc.	$162
12	EMC Corp.	305
—	F5 Networks, Inc. ●	48
1	FLIR Systems, Inc.	28
1	Harris Corp.	46
11	Hewlett-Packard Co.	356
1	Jabil Circuit, Inc.	22
3	Juniper Networks, Inc. ●	66
1	Motorola Solutions, Inc.	85
2	NetApp, Inc.	68
10	Qualcomm, Inc.	756
1	SanDisk Corp.	133
2	Seagate Technology plc	105
2	TE Connectivity Ltd.	143
1	Western Digital Corp.	109
		6,436
	Telecommunication Services - 0.6%
29	AT&T, Inc.	1,038
3	CenturyLink, Inc.	117
2	Crown Castle International Corp.	140
6	Frontier Communications Co.	33
23	Verizon Communications, Inc.	1,146
3	Windstream Holdings, Inc.	34
		2,508
	Transportation - 0.5%
1	C.H. Robinson Worldwide, Inc.	54
6	CSX Corp.	175
5	Delta Air Lines, Inc.	186
1	Expeditors International of Washington, Inc.	49
2	FedEx Corp.	238
1	Kansas City Southern	67
2	Norfolk Southern Corp.	180
—	Ryder System, Inc.	26
4	Southwest Airlines Co.	105
5	Union Pacific Corp.	511
4	United Parcel Service, Inc. Class B	409
		2,000
	Utilities - 0.7%
4	AES (The) Corp.	58
1	AGL Resources, Inc.	37
1	Ameren Corp.	56
3	American Electric Power Co., Inc.	154
2	CenterPoint Energy, Inc.	62
2	CMS Energy Corp.	48
2	Consolidated Edison, Inc.	96
3	Dominion Resources, Inc.	235
1	DTE Energy Co.	78
4	Duke Energy Corp.	297
2	Edison International	107
1	Entergy Corp.	83
5	Exelon Corp.	177
2	FirstEnergy Corp.	82
—	Integrys Energy Group, Inc.	32
2	NextEra Energy, Inc.	253
2	NiSource, Inc.	70
2	Northeast Utilities	84
2	NRG Energy, Inc.	71
1	Oneok, Inc.	80
1	Pepco Holdings, Inc.	39
3	PG&E Corp.	126
1	Pinnacle West Capital Corp.	36
4	PPL Corp.	127
3	Public Service Enterprise Group, Inc.	117
1	SCANA Corp.	43
1	Sempra Energy	135
5	Southern Co.	229
1	TECO Energy, Inc.	21
1	Wisconsin Energy Corp.	60
3	Xcel Energy, Inc.	92
		3,185
	Total Common Stocks
	( Cost $74,972)	$98,476

Exchange Traded Funds - 0.2%
	Diversified Financials - 0.2%
4	Vanguard S&P 500 ETF	$710

	Total Exchange Traded Funds
	(Cost $705)	$710

Asset and Commercial Mortgage Backed Securities - 0.7%
	Finance and Insurance - 0.7%
	Ally Automotive Receivables Trust
$6	0.93%, 02/16/2016	$6
	Banc of America Commercial Mortgage, Inc.
25	5.41%, 09/10/2047	27
25	5.45%, 01/15/2049	27
20	5.49%, 02/10/2051 Δ	22
30	5.59%, 06/10/2049 Δ	33
60	5.68%, 07/10/2046	65
15	5.73%, 05/10/2045 Δ	16
8	5.75%, 02/10/2051 Δ	9
25	5.89%, 07/10/2044 Δ	26
	Bear Stearns Commercial Mortgage Securities, Inc.
60	5.20%, 12/11/2038	65
24	5.33%, 02/11/2044	26
60	5.41%, 12/11/2040	62
25	5.70%, 06/13/2050	28
60	5.71%, 06/11/2040 Δ	67
	Chase Issuance Trust
150	0.79%, 06/15/2017	151
100	1.30%, 02/18/2020	99
	Citibank Credit Card Issuance Trust
110	4.85%, 03/10/2017	113
100	5.65%, 09/20/2019	114
	Citigroup Commercial Mortgage Trust
35	5.71%, 12/10/2049 Δ	39
20	6.14%, 12/10/2049 Δ	22
	Citigroup/Deutsche Bank Commercial Mortgage Trust
25	5.32%, 12/11/2049	27
34	5.40%, 07/15/2044 Δ	35
24	5.62%, 10/15/2048	26
34	5.89%, 11/15/2044	38
	Commercial Mortgage Pass-Through Certificates
30	3.15%, 08/15/2045	30
20	5.31%, 12/10/2046	22
24	5.75%, 06/10/2046 Δ	25
15	5.79%, 12/10/2049 Δ	17

The accompanying notes are an integral part of these financial statements.

8

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 0.7% - (continued)
	Finance and Insurance - 0.7% - (continued)
	Community or Commercial Mortgage Trust
$15	2.94%, 01/10/2046	$15
	Credit Suisse Mortgage Capital Certificates
50	5.46%, 02/15/2039 Δ	53
28	5.47%, 09/15/2039	30
24	5.68%, 06/15/2039 Δ	26
	CS First Boston Mortgage Securities Corp.
78	5.10%, 08/15/2038	81
	CW Capital Cobalt Ltd.
38	5.22%, 08/15/2048	41
24	5.48%, 04/15/2047	26
23	5.77%, 05/15/2046 Δ	25
	Ford Credit Automotive Owner Trust
100	0.78%, 05/15/2018	100
	GE Capital Commercial Mortgage Corp.
30	5.54%, 12/10/2049	33
	Greenwich Capital Commercial Funding Corp.
40	5.22%, 04/10/2037 Δ	41
35	5.44%, 03/10/2039 Δ	38
25	5.74%, 12/10/2049	28
49	5.82%, 07/10/2038 Δ	52
	GS Mortgage Securities Trust
10	2.94%, 02/10/2046	10
40	3.14%, 06/10/2046	40
50	3.38%, 05/10/2045	52
20	3.48%, 01/10/2045	21
33	4.75%, 07/10/2039	34
25	5.56%, 11/10/2039	27
41	5.80%, 08/10/2045 Δ	45
	Honda Automotive Receivables Owner Trust
34	0.77%, 01/15/2016	34
	JP Morgan Chase Commercial Mortgage Securities Corp.
10	4.17%, 08/15/2046	11
25	5.24%, 12/15/2044 Δ	26
25	5.34%, 05/15/2047	27
19	5.42%, 01/15/2049	21
34	5.44%, 06/12/2047 Δ	38
19	5.48%, 12/12/2044 Δ	20
38	5.79%, 02/12/2051 Δ	42
25	5.80%, 06/15/2049 Δ	27
100	5.86%, 04/15/2045 Δ	108
	LB-UBS Commercial Mortgage Trust
25	5.37%, 09/15/2039 Δ	27
59	5.42%, 02/15/2040	65
10	5.84%, 06/15/2038 Δ	10
15	5.87%, 09/15/2045	17
	Merrill Lynch/Countrywide Commercial Mortgage Trust
25	5.17%, 12/12/2049 Δ	27
25	5.38%, 08/12/2048	27
40	5.70%, 09/12/2049	44
35	5.87%, 06/12/2046 Δ	38
	Morgan Stanley Capital I
80	4.99%, 08/13/2042	82
48	5.33%, 12/15/2043	52
34	5.65%, 10/15/2042 Δ	36
25	5.69%, 04/15/2049 Δ	28
	Morgan Stanley Capital Investments
25	5.81%, 12/12/2049	28
	Wachovia Bank Commercial Mortgage Trust
25	5.28%, 12/15/2044 Δ	26
25	5.31%, 11/15/2048	27
25	5.34%, 12/15/2043	27
21	5.42%, 01/15/2045 Δ	22
25	5.51%, 04/15/2047	27
38	5.57%, 10/15/2048	40
25	5.68%, 05/15/2046	28
25	5.75%, 06/15/2049 Δ	27
	WF-RBS Commercial Mortgage Trust
40	2.88%, 12/15/2045	39
		3,153

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $3,140)	$3,153

Corporate Bonds - 11.9%
	Administrative Waste Management and Remediation - 0.1%
	Republic Services, Inc.
$95	5.00%, 03/01/2020	$107
	Waste Management, Inc.
105	4.75%, 06/30/2020	117
		224
	Agriculture, Forestry, Fishing and Hunting - 0.0%
	Weyerhaeuser Co.
40	7.38%, 03/15/2032	54

	Arts, Entertainment and Recreation - 0.5%
	CBS Corp.
25	7.88%, 07/30/2030	34
	Comcast Corp.
90	4.65%, 07/15/2042	93
305	5.15%, 03/01/2020	350
55	7.05%, 03/15/2033	74
	DirecTV Holdings LLC
30	3.50%, 03/01/2016	31
145	5.00%, 03/01/2021	162
25	5.15%, 03/15/2042	26
	Discovery Communications, Inc.
50	4.88%, 04/01/2043	50
85	5.05%, 06/01/2020	96
	NBC Universal Media LLC
125	4.38%, 04/01/2021	138
	News America, Inc.
155	4.50%, 02/15/2021	170
106	6.40%, 12/15/2035	132
	Time Warner Cable, Inc.
345	4.00%, 09/01/2021	368
65	6.75%, 07/01/2018	77
	Time Warner, Inc.
130	4.88%, 03/15/2020	145
160	6.50%, 11/15/2036	196
	Viacom, Inc.
88	4.38%, 03/15/2043	82
	Walt Disney Co.
35	4.13%, 12/01/2041	35
50	5.63%, 09/15/2016	55
		2,314

The accompanying notes are an integral part of these financial statements.

9

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 11.9% - (continued)
	Beverage and Tobacco Product Manufacturing - 0.4%
	Altria Group, Inc.
$360	4.75%, 05/05/2021	$397
6	9.70%, 11/10/2018	8
	Anheuser-Busch InBev Worldwide, Inc.
95	3.75%, 07/15/2042	87
325	5.38%, 01/15/2020	375
	Coca-Cola Co.
340	1.65%, 03/14/2018	344
30	3.15%, 11/15/2020	31
	Diageo Capital plc
50	3.88%, 04/29/2043	46
75	5.50%, 09/30/2016	83
	Dr. Pepper Snapple Group
40	2.90%, 01/15/2016	41
	PepsiCo, Inc.
180	3.13%, 11/01/2020	188
30	5.50%, 01/15/2040	35
	Philip Morris International, Inc.
215	4.50%, 03/26/2020 - 03/20/2042	235
		1,870
	Chemical Manufacturing - 0.2%
	CF Industries Holdings, Inc.
50	4.95%, 06/01/2043	50
	Dow Chemical Co.
200	4.13%, 11/15/2021	214
90	8.55%, 05/15/2019	116
	E.I. DuPont de Nemours & Co.
160	3.63%, 01/15/2021	169
20	5.60%, 12/15/2036	24
	Ecolab, Inc.
95	4.35%, 12/08/2021	104
	Potash Corp. of Saskatchewan, Inc.
35	6.50%, 05/15/2019	42
	PPG Industries, Inc.
20	3.60%, 11/15/2020	21
	Praxair, Inc.
55	2.45%, 02/15/2022	53
25	5.38%, 11/01/2016	28
		821
	Computer and Electronic Product Manufacturing - 0.4%
	Apple, Inc.
360	2.40%, 05/03/2023	340
	Cingular Wireless LLC
25	7.13%, 12/15/2031	33
	Cisco Systems, Inc.
320	4.45%, 01/15/2020	355
40	5.50%, 02/22/2016	43
	EMC Corp.
110	2.65%, 06/01/2020	111
	Hewlett-Packard Co.
45	4.30%, 06/01/2021	48
250	5.50%, 03/01/2018	283
	Intel Corp.
90	2.70%, 12/15/2022	87
100	3.30%, 10/01/2021	104
	Lockheed Martin Corp.
140	4.25%, 11/15/2019	155
15	4.85%, 09/15/2041	16
	Raytheon Co.
95	3.13%, 10/15/2020	98
	Texas Instruments, Inc.
25	2.38%, 05/16/2016	26
	Thermo Fisher Scientific, Inc.
155	2.25%, 08/15/2016	159
100	4.15%, 02/01/2024	104
		1,962
	Construction - 0.0%
	CRH America, Inc.
125	6.00%, 09/30/2016	139

	Couriers and Messengers - 0.0%
	United Parcel Service, Inc.
110	3.13%, 01/15/2021	115

	Educational Services - 0.0%
	Princeton University
75	4.95%, 03/01/2019	85

	Electrical Equipment and Appliance Manufacturing - 0.1%
	Emerson Electric Co.
70	4.88%, 10/15/2019	80
	General Electric Co.
107	4.13%, 10/09/2042	106
120	5.25%, 12/06/2017	135
	Koninklijke Philips Electronics N.V.
58	6.88%, 03/11/2038	78
		399
	Finance and Insurance - 4.6%
	ACE INA Holdings, Inc.
115	2.70%, 03/13/2023	111
	Aetna, Inc.
165	3.95%, 09/01/2020	179
	Allstate (The) Corp.
75	5.55%, 05/09/2035	89
	American Express Co.
153	2.65%, 12/02/2022	149
	American Express Credit Corp.
195	2.75%, 09/15/2015	200
	American International Group, Inc.
350	6.40%, 12/15/2020	423
	Aon Corp.
20	5.00%, 09/30/2020	22
	Asian Development Bank
100	1.75%, 09/11/2018	102
265	2.50%, 03/15/2016	274
	Bank of America Corp.
160	3.30%, 01/11/2023	158
445	5.00%, 05/13/2021	497
560	5.65%, 05/01/2018	635
30	5.88%, 02/07/2042	35
	Bank of Montreal
150	1.45%, 04/09/2018	149
	Bank of New York Mellon Corp.
135	2.30%, 07/28/2016	139
50	3.55%, 09/23/2021	53
	Bank of Nova Scotia
95	4.38%, 01/13/2021	105
	Barclays Bank plc
250	5.00%, 09/22/2016	272

The accompanying notes are an integral part of these financial statements.

10

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 11.9% - (continued)
	Finance and Insurance - 4.6% - (continued)
	BB&T Corp.
$80	3.20%, 03/15/2016	$83
130	5.25%, 11/01/2019	148
	Berkshire Hathaway Finance Corp.
75	4.50%, 02/11/2043	77
225	5.40%, 05/15/2018	258
	BlackRock, Inc.
105	5.00%, 12/10/2019	120
	BP Capital Markets plc
160	2.25%, 11/01/2016	165
135	3.25%, 05/06/2022	137
	Capital One Financial Corp.
140	4.75%, 07/15/2021	156
110	6.15%, 09/01/2016	121
	Chubb Corp.
90	5.75%, 05/15/2018	103
	CIGNA Corp.
100	4.00%, 02/15/2022	106
10	5.38%, 02/15/2042	12
	Citigroup, Inc.
40	3.38%, 03/01/2023	40
100	4.45%, 01/10/2017	108
605	5.38%, 08/09/2020	693
105	6.63%, 06/15/2032	126
	Credit Suisse New York
110	5.30%, 08/13/2019	126
	Deutsche Bank AG London
110	3.25%, 01/11/2016	114
70	3.70%, 05/30/2024	70
	European Bank for Reconstruction & Development
285	2.50%, 03/15/2016	295
	European Investment Bank
695	1.25%, 10/14/2016	705
485	2.88%, 09/15/2020	506
	Fifth Third Bancorp
100	3.50%, 03/15/2022	103
35	3.63%, 01/25/2016	37
	Ford Motor Credit Co. LLC
270	6.63%, 08/15/2017	311
	General Electric Capital Corp.
455	4.38%, 09/16/2020	503
525	5.30%, 02/11/2021	597
	Goldman Sachs Group, Inc.
605	5.38%, 03/15/2020	685
169	6.25%, 02/01/2041	206
	HCP, Inc.
160	6.70%, 01/30/2018	187
	Health Care REIT, Inc.
40	3.75%, 03/15/2023	40
55	5.25%, 01/15/2022	62
	HSBC Finance Corp.
160	6.68%, 01/15/2021	191
	HSBC Holdings plc
570	5.10%, 04/05/2021	648
	Inter-American Development Bank
145	2.25%, 07/15/2015	148
310	3.88%, 02/14/2020	342
	John Deere Capital Corp.
105	1.85%, 09/15/2016	107
165	2.80%, 09/18/2017	173
	JP Morgan Chase & Co.
715	4.95%, 03/25/2020	805
80	6.00%, 01/15/2018	92
365	6.30%, 04/23/2019	431
	KeyCorp
70	3.75%, 08/13/2015	72
	Kreditanstalt fuer Wiederaufbau
450	1.25%, 10/26/2015 - 02/15/2017	456
185	2.63%, 01/25/2022	188
491	4.00%, 01/27/2020	545
	Landwirtschaftliche Rentenbank
180	2.50%, 02/15/2016	186
100	3.13%, 07/15/2015	103
	Lincoln National Corp.
60	4.00%, 09/01/2023	62
60	4.85%, 06/24/2021	67
	LYB Internantional Finance B.V.
100	4.00%, 07/15/2023	105
30	4.88%, 03/15/2044	31
	Marsh & McLennan Cos., Inc.
35	4.80%, 07/15/2021	39
	MetLife, Inc.
90	5.70%, 06/15/2035	109
120	7.72%, 02/15/2019	149
	Morgan Stanley
200	5.45%, 01/09/2017	220
505	5.50%, 07/28/2021	580
	National Rural Utilities Cooperative Finance Corp.
110	3.05%, 02/15/2022	112
30	5.45%, 04/10/2017	33
	Nomura Holdings, Inc.
130	4.13%, 01/19/2016	136
	Nordic Investment Bank
100	2.50%, 07/15/2015	102
	Oesterreichische Kontrollbank AG
95	4.88%, 02/16/2016	102
	PNC Funding Corp.
70	2.70%, 09/19/2016	73
70	3.30%, 03/08/2022	71
150	5.13%, 02/08/2020	171
	Principal Financial Group, Inc.
70	3.30%, 09/15/2022	70
	Prudential Financial, Inc.
205	5.38%, 06/21/2020	235
25	5.80%, 11/16/2041	30
	Rabobank Nederland
245	4.50%, 01/11/2021	269
	Royal Bank of Canada
185	2.30%, 07/20/2016	191
	Royal Bank of Scotland Group plc
35	6.13%, 01/11/2021	41
	Simon Property Group L.P.
220	5.65%, 02/01/2020	257
	State Street Corp.
80	4.38%, 03/07/2021	89
	Toyota Motor Credit Corp.
70	2.00%, 10/24/2018	71
140	3.40%, 09/15/2021	146

The accompanying notes are an integral part of these financial statements.

11

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 11.9% - (continued)
	Finance and Insurance - 4.6% - (continued)
	Travelers Cos., Inc.
$140	3.90%, 11/01/2020	$151
30	4.60%, 08/01/2043	32
	U.S. Bancorp
110	2.45%, 07/27/2015	113
50	4.13%, 05/24/2021	54
	UBS AG Stamford CT
100	5.88%, 07/15/2016	110
	UnitedHealth Group, Inc.
125	6.88%, 02/15/2038	169
	Wellpoint, Inc.
65	4.65%, 01/15/2043	66
135	5.25%, 01/15/2016	144
	Wells Fargo & Co.
330	2.10%, 05/08/2017	338
70	3.50%, 03/08/2022	72
335	4.60%, 04/01/2021	373
45	5.61%, 01/15/2044	52
	Westpac Banking Corp.
110	3.00%, 12/09/2015	114
		20,428
	Food Manufacturing - 0.2%
	Archer-Daniels-Midland Co.
33	4.02%, 04/16/2043	32
	ConAgra Foods, Inc.
20	4.65%, 01/25/2043	20
120	7.00%, 04/15/2019	144
	General Mills, Inc.
80	5.65%, 02/15/2019	93
	Kellogg Co.
45	4.00%, 12/15/2020	47
	Kraft Foods Group, Inc.
50	5.00%, 06/04/2042	53
113	5.38%, 02/10/2020	129
	Mondelez International, Inc.
200	4.00%, 02/01/2024	207
	Unilever Capital Corp.
70	5.90%, 11/15/2032	91
		816
	Food Services - 0.0%
	McDonald's Corp.
49	3.70%, 02/15/2042	45
80	5.35%, 03/01/2018	91
	Yum! Brands, Inc.
7	6.88%, 11/15/2037	9
		145
	Health Care and Social Assistance - 0.8%
	AbbVie, Inc.
265	2.90%, 11/06/2022	256
	Amgen, Inc.
195	3.88%, 11/15/2021	206
87	5.75%, 03/15/2040	101
	AstraZeneca plc
130	5.90%, 09/15/2017	149
35	6.45%, 09/15/2037	45
	Baxter International, Inc.
130	2.40%, 08/15/2022	123
30	4.50%, 08/15/2019	33
	Boston Scientific Corp.
70	6.00%, 01/15/2020	81
	Bristol-Myers Squibb Co.
25	3.25%, 08/01/2042	21
	Celgene Corp.
30	3.25%, 08/15/2022	30
	Covidien International Finance S.A.
45	3.20%, 06/15/2022	45
25	6.00%, 10/15/2017	29
	CVS Caremark Corp.
110	6.13%, 09/15/2039	137
	Eli Lilly & Co.
20	5.20%, 03/15/2017	22
	Express Scripts Holding Co.
205	4.75%, 11/15/2021	227
	Gilead Sciences, Inc.
110	3.70%, 04/01/2024	113
20	4.40%, 12/01/2021	22
	GlaxoSmithKline Capital, Inc.
40	2.80%, 03/18/2023	39
180	5.65%, 05/15/2018	206
47	6.38%, 05/15/2038	61
	Johnson & Johnson
75	2.15%, 05/15/2016	77
75	5.95%, 08/15/2037	98
	McKesson Corp.
70	3.80%, 03/15/2024	71
50	4.75%, 03/01/2021	56
	Medtronic, Inc.
15	4.00%, 04/01/2043	14
120	4.45%, 03/15/2020	133
	Merck & Co., Inc.
65	3.60%, 09/15/2042	58
195	3.88%, 01/15/2021	211
	Novartis Capital Corp.
140	2.40%, 09/21/2022	135
	Novartis Securities Investment Ltd.
75	5.13%, 02/10/2019	85
	Pfizer, Inc.
470	6.20%, 03/15/2019	558
	Quest Diagnostics, Inc.
40	4.70%, 04/01/2021	43
	Sanofi-Aventis S.A.
20	4.00%, 03/29/2021	22
	Teva Pharmaceutical Finance IV B.V.
60	3.65%, 11/10/2021	62
	Walgreen Co.
30	3.10%, 09/15/2022	29
		3,598
	Information - 0.8%
	America Movil S.A.B. de C.V.
110	5.63%, 11/15/2017	124
95	6.13%, 11/15/2037	112
	AT&T, Inc.
310	2.63%, 12/01/2022	297
84	4.35%, 06/15/2045	80
73	5.35%, 09/01/2040	79
200	5.80%, 02/15/2019	233
	British Telecommunications plc
18	9.62%, 12/15/2030 Δ	29
	Deutsche Telekom International Finance B.V.
82	8.75%, 06/15/2030	120

The accompanying notes are an integral part of these financial statements.

12

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 11.9% - (continued)
	Information - 0.8% - (continued)
	Google, Inc.
$65	2.13%, 05/19/2016	$67
	Microsoft Corp.
150	1.63%, 09/25/2015	153
135	5.20%, 06/01/2039	153
	Oracle Corp.
110	5.38%, 07/15/2040	125
120	5.75%, 04/15/2018	138
	Orange S.A.
80	5.38%, 07/08/2019	91
	Qwest Corp.
110	6.88%, 09/15/2033	111
	Rogers Communications, Inc.
30	4.50%, 03/15/2043	29
50	6.80%, 08/15/2018	59
	Telefonica Emisiones SAU
180	5.46%, 02/16/2021	204
	Verizon Communications, Inc.
140	3.65%, 09/14/2018	150
310	5.15%, 09/15/2023	347
95	6.00%, 04/01/2041	111
300	6.35%, 04/01/2019	355
200	6.55%, 09/15/2043	251
	Vodafone Group plc
195	5.45%, 06/10/2019	223
20	6.15%, 02/27/2037	24
		3,665
	Machinery Manufacturing - 0.1%
	Baker Hughes, Inc.
46	5.13%, 09/15/2040	52
	Caterpillar, Inc.
50	3.80%, 08/15/2042	46
185	3.90%, 05/27/2021	200
	Deere & Co.
30	3.90%, 06/09/2042	29
	Joy Global, Inc.
10	5.13%, 10/15/2021	11
	Xerox Corp.
20	6.35%, 05/15/2018	23
		361
	Mining - 0.3%
	Barrick Gold Corp.
25	5.25%, 04/01/2042	25
110	6.95%, 04/01/2019	131
	BHP Billiton Finance USA Ltd.
80	3.85%, 09/30/2023	84
15	4.13%, 02/24/2042	15
110	6.50%, 04/01/2019	132
	Freeport-McMoRan Copper & Gold, Inc.
220	3.88%, 03/15/2023	219
	Newmont Mining Corp.
38	6.25%, 10/01/2039	40
	Rio Tinto Finance USA Ltd.
145	3.75%, 09/20/2021	153
170	6.50%, 07/15/2018	200
	Southern Copper Corp.
55	6.75%, 04/16/2040	60
	Teck Resources Ltd.
40	4.50%, 01/15/2021	42
30	5.40%, 02/01/2043	30
	Vale Overseas Ltd.
190	6.25%, 01/23/2017	213
90	6.88%, 11/10/2039	100
		1,444
	Miscellaneous Manufacturing - 0.2%
	3M Co.
75	1.38%, 09/29/2016	76
25	5.70%, 03/15/2037	31
	Boeing Co.
200	4.88%, 02/15/2020	228
	Honeywell International, Inc.
100	4.25%, 03/01/2021	111
	Northrop Grumman Corp.
60	4.75%, 06/01/2043	63
20	5.05%, 08/01/2019	22
	United Technologies Corp.
150	4.50%, 04/15/2020 - 06/01/2042	162
195	6.13%, 02/01/2019	230
		923
	Motor Vehicle and Parts Manufacturing - 0.1%
	DaimlerChrysler NA Holdings Corp.
18	8.50%, 01/18/2031	27
	Ford Motor Co.
130	7.45%, 07/16/2031	174
	Johnson Controls, Inc.
100	5.00%, 03/30/2020	111
		312
	Other Services - 0.0%
	Illinois Tool Works, Inc.
15	3.90%, 09/01/2042	14

	Paper Manufacturing - 0.1%
	International Paper Co.
110	7.50%, 08/15/2021	140
	Kimberly-Clark Corp.
12	5.30%, 03/01/2041	14
90	6.13%, 08/01/2017	104
		258
	Petroleum and Coal Products Manufacturing - 1.1%
	Anadarko Petroleum Corp.
40	5.95%, 09/15/2016	44
30	6.20%, 03/15/2040	38
	Apache Corp.
100	5.10%, 09/01/2040	110
	Atmos Energy Corp.
8	5.50%, 06/15/2041	10
	Canadian Natural Resources Ltd.
60	5.70%, 05/15/2017	67
40	6.50%, 02/15/2037	51
	Cenovus Energy, Inc.
15	4.45%, 09/15/2042	15
25	5.70%, 10/15/2019	29
	Chevron Corp.
35	2.36%, 12/05/2022	34
150	2.43%, 06/24/2020	152
	ConocoPhillips
128	6.50%, 02/01/2039	172
	Continental Resources, Inc.
60	4.90%, 06/01/2044 ■	62

The accompanying notes are an integral part of these financial statements.

13

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 11.9% - (continued)
	Petroleum and Coal Products Manufacturing - 1.1% - (continued)
	Devon Financing Corp.
$65	7.88%, 09/30/2031	$91
	EnCana Corp.
50	6.50%, 02/01/2038	63
	Ensco plc
50	4.70%, 03/15/2021	54
	Hess Corp.
53	5.60%, 02/15/2041	62
	Kerr-McGee Corp.
100	6.95%, 07/01/2024	128
	Marathon Oil Corp.
15	6.60%, 10/01/2037	19
	Marathon Petroleum Corp.
15	5.13%, 03/01/2021	17
	National Oilwell Varco, Inc.
50	2.60%, 12/01/2022	48
15	3.95%, 12/01/2042	15
	Nexen, Inc.
50	7.50%, 07/30/2039	68
	Noble Corp.
45	3.95%, 03/15/2022	46
	Noble Energy, Inc.
20	6.00%, 03/01/2041	24
	Occidental Petroleum Corp.
40	4.10%, 02/01/2021	44
	Pemex Project Funding Master Trust
185	5.75%, 03/01/2018	209
	Petrobras International Finance Co.
525	5.38%, 01/27/2021	547
	Petroleos Mexicanos
170	6.50%, 06/02/2041	198
	Phillips 66
85	4.30%, 04/01/2022	92
	Sempra Energy
65	6.00%, 10/15/2039	80
35	6.50%, 06/01/2016	39
	Shell International Finance B.V.
85	3.63%, 08/21/2042	77
170	4.30%, 09/22/2019	189
	Southern Natural Gas Co. LLC
60	5.90%, 04/01/2017 ■	67
	Statoilhydro ASA
335	5.25%, 04/15/2019	385
	Suncor Energy, Inc.
100	6.50%, 06/15/2038	128
	Talisman Energy, Inc.
25	7.75%, 06/01/2019	31
	Total Capital International S.A.
145	1.50%, 02/17/2017	147
	Total Capital S.A.
95	4.25%, 12/15/2021	105
	Transocean, Inc.
185	6.50%, 11/15/2020	214
	TXU Electric Delivery Co.
95	7.00%, 09/01/2022	121
	Valero Energy Corp.
200	6.13%, 02/01/2020	236
	Weatherford International Ltd.
110	5.13%, 09/15/2020	123
30	6.75%, 09/15/2040	37
	Williams Partners L.P.
125	5.25%, 03/15/2020	141
		4,629
	Pipeline Transportation - 0.3%
	El Paso Pipeline Partners Operating Co. LLC
35	4.70%, 11/01/2042	33
	Energy Transfer Equity L.P.
90	6.50%, 02/01/2042	107
64	9.00%, 04/15/2019	82
	Enterprise Products Operating LLC
65	4.45%, 02/15/2043	64
20	4.85%, 03/15/2044	20
140	5.20%, 09/01/2020	160
	Kinder Morgan Energy Partners L.P.
187	6.38%, 03/01/2041	219
	Oneok Partners L.P.
65	6.65%, 10/01/2036	80
	Plains All American Pipeline L.P.
65	6.65%, 01/15/2037	83
	TransCanada Pipelines Ltd.
75	3.75%, 10/16/2023	77
105	3.80%, 10/01/2020	113
90	7.13%, 01/15/2019	110
	Transcontinental Gas Pipe Corp.
20	4.45%, 08/01/2042	20
		1,168
	Professional, Scientific and Technical Services - 0.1%
	IBM Corp.
115	5.60%, 11/30/2039	138
100	5.70%, 09/14/2017	114
	Omnicom Group, Inc.
110	3.63%, 05/01/2022	113
		365
	Public Administration - 0.1%
	International Bank for Reconstruction & Development
237	7.63%, 01/19/2023	330

	Rail Transportation - 0.2%
	Burlington Northern Santa Fe Corp.
47	4.38%, 09/01/2042	47
20	4.45%, 03/15/2043	20
170	4.70%, 10/01/2019	192
	Canadian National Railway Co.
40	2.85%, 12/15/2021	40
	Canadian Pacific Railway Co.
60	4.45%, 03/15/2023	66
8	7.13%, 10/15/2031	10
	CSX Corp.
85	3.70%, 10/30/2020	90
105	4.25%, 06/01/2021	115
	Norfolk Southern Corp.
75	4.84%, 10/01/2041	80
	Union Pacific Corp.
34	4.82%, 02/01/2044	37
		697
	Real Estate, Rental and Leasing - 0.0%
	Boston Properties L.P.
100	5.88%, 10/15/2019	117

The accompanying notes are an integral part of these financial statements.

14

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 11.9% - (continued)
	Real Estate, Rental and Leasing - 0.0% - (continued)
	ERP Operating L.P.
$70	5.75%, 06/15/2017	$79
		196
	Retail Trade - 0.4%
	Eaton Corp.
165	2.75%, 11/02/2022	160
	Federated Retail Holdings, Inc.
128	5.90%, 12/01/2016	143
	Home Depot, Inc.
335	4.40%, 04/01/2021	375
	Kroger (The) Co.
40	3.90%, 10/01/2015	41
70	6.80%, 12/15/2018	83
40	7.50%, 04/01/2031	53
	Lowe's Cos., Inc.
70	6.65%, 09/15/2037	92
	Macy's Retail Holdings, Inc.
60	3.88%, 01/15/2022	63
	Target Corp.
270	3.88%, 07/15/2020	291
	Wal-Mart Stores, Inc.
115	3.25%, 10/25/2020	120
150	4.25%, 04/15/2021	166
178	5.63%, 04/15/2041	215
		1,802
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Colgate-Palmolive Co.
80	2.30%, 05/03/2022	78
	Procter & Gamble Co.
115	4.70%, 02/15/2019	130
20	5.55%, 03/05/2037	24
		232
	Transportation Equipment Manufacturing - 0.0%
	General Dynamics Corp.
15	3.88%, 07/15/2021	16

	Utilities - 0.7%
	Alabama Power Co.
20	6.00%, 03/01/2039	25
	CenterPoint Energy Houston Electric LLC
15	3.55%, 08/01/2042	14
	CMS Energy Corp.
60	5.05%, 03/15/2022	68
	Consolidated Edison Co. of NY
55	3.95%, 03/01/2043	52
25	5.50%, 12/01/2039	30
40	6.65%, 04/01/2019	48
	Dominion Gas Holdings LLC
100	3.55%, 11/01/2023 ■	102
	Dominion Resources, Inc.
295	4.45%, 03/15/2021	324
	Duke Energy Corp.
105	5.30%, 02/15/2040	124
	Entergy Corp.
40	3.63%, 09/15/2015	41
	Exelon Generation Co. LLC
145	4.00%, 10/01/2020	153
85	6.25%, 10/01/2039	100
	Florida Power & Light Co.
105	5.69%, 03/01/2040	131
	Georgia Power Co.
100	2.85%, 05/15/2022	99
50	4.75%, 09/01/2040	54
	Hydro-Quebec
150	1.38%, 06/19/2017	151
70	8.40%, 01/15/2022	93
	Kentucky Utilities Co.
70	5.13%, 11/01/2040	81
	MidAmerican Energy Holdings Co.
170	6.13%, 04/01/2036	211
	Nevada Power Co.
55	6.75%, 07/01/2037	75
	Northern States Power Co.
95	3.40%, 08/15/2042	84
	Ohio Power Co.
155	5.38%, 10/01/2021	181
	Pacific Gas & Electric Co.
165	6.05%, 03/01/2034	204
	Progress Energy, Inc.
270	4.40%, 01/15/2021	296
	PSEG Power LLC
25	5.13%, 04/15/2020	28
	Public Service Electric & Gas Co.
50	3.95%, 05/01/2042	49
	San Diego Gas & Electric Co.
32	4.50%, 08/15/2040	34
	South Carolina Electric & Gas Co.
40	6.05%, 01/15/2038	51
	Southern California Edison Co.
100	4.50%, 09/01/2040	106
	Xcel Energy, Inc.
65	4.70%, 05/15/2020	73
		3,082
	Wholesale Trade - 0.0%
	Georgia-Pacific LLC
40	7.75%, 11/15/2029	55

	Total Corporate Bonds
	(Cost $51,525)	$52,519

Foreign Government Obligations - 0.8%
	Brazil - 0.1%
	Brazil (Federative Republic of)
$225	5.88%, 01/15/2019	$257
187	7.13%, 01/20/2037	237
		$494
	Canada - 0.3%
	British Columbia (Province of)
60	2.10%, 05/18/2016	62
105	2.65%, 09/22/2021	107
	Canada (Government of)
135	0.88%, 02/14/2017	135
	Manitoba (Province of)
60	2.10%, 09/06/2022	57
75	2.63%, 07/15/2015	77
	Nova Scotia (Province of)
35	5.13%, 01/26/2017	39
	Ontario (Province of)
345	4.40%, 04/14/2020	387

The accompanying notes are an integral part of these financial statements.

15

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Foreign Government Obligations - 0.8% - (continued)
	Canada - 0.3% - (continued)
	Quebec (Province of)
$140	3.50%, 07/29/2020	$150
60	5.13%, 11/14/2016	66
50	7.50%, 09/15/2029	71
		1,151
	Colombia - 0.1%
	Colombia (Republic of)
161	8.13%, 05/21/2024	217

	Italy - 0.0%
	Italy (Republic of)
45	5.38%, 06/15/2033	53

	Mexico - 0.1%
	Mexico (United Mexican States)
220	5.13%, 01/15/2020	249
232	6.05%, 01/11/2040	281
		530
	Panama - 0.0%
	Panama (Republic of)
50	6.70%, 01/26/2036	62

	Peru - 0.0%
	Peru (Republic of)
75	5.63%, 11/18/2050	84
30	7.13%, 03/30/2019	36
		120
	Philippines - 0.1%
	Philippines (Republic of)
120	4.00%, 01/15/2021	127
100	6.38%, 10/23/2034	126
		253
	Poland - 0.0%
	Poland (Republic of)
140	5.00%, 03/23/2022	156

	South Africa - 0.0%
	South Africa (Republic of)
100	6.88%, 05/27/2019	116

	Turkey - 0.1%
	Turkey (Republic of)
110	6.75%, 05/30/2040	128
190	7.38%, 02/05/2025	231
		359
	Total Foreign Government Obligations
	(Cost $3,515)	$3,511

Municipal Bonds - 0.3%
	Airport Revenues - 0.0%
	Clark County, NV, Airport Rev,
$5	6.82%, 07/01/2045	$7

	General Obligations - 0.2%
	California State GO,
105	7.60%, 11/01/2040	159
	California State GO, Taxable,
55	7.55%, 04/01/2039	83
	Connecticut State GO,
45	5.85%, 03/15/2032	54
	Illionis State, GO,
195	5.10%, 06/01/2033	196
	Massachusetts State GO,
15	5.46%, 12/01/2039	18
	Mississippi State GO,
25	5.25%, 11/01/2034	29
	New York, NY, GO,
15	5.85%, 06/01/2040	18
	Texas State GO,
30	5.52%, 04/01/2039	37
		594
	Higher Education (Univ., Dorms, etc.) - 0.0%
	University of California, Build America Bonds Rev,
50	5.77%, 05/15/2043	61
	University of Texas,
25	4.79%, 08/15/2046	28
		89
	Miscellaneous - 0.0%
	New Jersey State Econ DA Lease Rev,
15	7.43%, 02/15/2029	20

	Tax Allocation - 0.0%
	New York, NY, Dormitory Auth Rev,
20	5.60%, 03/15/2040	24

	Transportation - 0.1%
	Bay Area, CA, Toll Auth Bridge Rev,
30	6.26%, 04/01/2049	40
	Metropolitan Transportation Auth, NY, Rev,
20	5.87%, 11/15/2039	24
25	6.55%, 11/15/2031	31
15	6.65%, 11/15/2039	20
	New Jersey State Turnpike Auth,
45	7.10%, 01/01/2041	63
	New Jersey State Turnpike Auth, Taxable,
15	7.41%, 01/01/2040	22
	New York and New Jersey PA,
50	4.93%, 10/01/2051	56
		256
	Utilities - Electric - 0.0%
	American Municipal Power Ohio, Inc. Rev,
45	6.05%, 02/15/2043	55
	Municipal Elec Auth Georgia,
40	6.64%, 04/01/2057	49
		104
	Utilities - Water and Sewer - 0.0%
	New York City, NY, Municipal Water FA,
45	5.88%, 06/15/2044	58

	Total Municipal Bonds
	(Cost $1,098)	$1,152

U.S. Government Agencies - 13.4%
	FHLMC - 3.8%
$270	2.38%, 01/13/2022	$269
1,554	2.50%, 05/27/2016 - 12/01/2042	1,578
3,185	3.00%, 12/01/2025 - 05/01/2043	3,205

The accompanying notes are an integral part of these financial statements.

16

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. Government Agencies - 13.4% - (continued)
	FHLMC - 3.8% - (continued)
$2,863	3.50%, 04/01/2026 - 12/01/2043	$2,967
680	3.75%, 03/27/2019	747
2,166	4.00%, 06/01/2024 - 11/01/2043 ☼	2,302
1,889	4.50%, 03/01/2015 - 09/01/2041	2,047
1,586	5.00%, 05/01/2023 - 08/01/2041	1,767
360	5.13%, 10/18/2016	397
370	5.25%, 04/18/2016	402
645	5.50%, 05/01/2036 - 08/01/2038	721
128	6.00%, 06/01/2036 - 10/01/2037	144
10	6.25%, 07/15/2032	14
		16,560
	FNMA - 6.4%
690	0.88%, 08/28/2017	686
830	1.25%, 01/30/2017	840
1,310	1.63%, 10/26/2015 - 11/27/2018	1,329
1,760	2.50%, 03/01/2027 - 01/01/2043	1,778
5,434	3.00%, 12/01/2025 - 11/01/2043	5,468
4,944	3.50%, 09/01/2025 - 08/01/2043	5,136
4,970	4.00%, 05/01/2020 - 05/01/2044 ☼	5,285
3,161	4.50%, 05/01/2025 - 01/01/2044 ☼	3,426
2,075	5.00%, 02/01/2022 - 01/01/2041	2,306
1,166	5.50%, 10/01/2035 - 05/01/2040	1,306
130	5.63%, 07/15/2037	171
306	6.00%, 04/01/2036 - 07/01/2037	344
73	6.50%, 06/01/2039	82
53	6.63%, 11/15/2030	75
		28,232
	GNMA - 3.2%
147	2.50%, 10/15/2027 - 01/15/2043	145
3,062	3.00%, 04/15/2027 - 12/20/2043	3,106
3,197	3.50%, 09/15/2025 - 03/20/2044	3,336
3,135	4.00%, 08/15/2026 - 06/20/2044 ☼	3,358
2,365	4.50%, 05/15/2039 - 10/20/2043	2,587
1,166	5.00%, 11/20/2035 - 12/20/2041	1,292
241	5.50%, 05/20/2038 - 08/20/2041	270
172	6.00%, 02/15/2036 - 08/20/2041	193
		14,287
	Total U.S. Government Agencies
	(Cost $58,816)	$59,079

U.S. Government Securities - 15.4%
Other Direct Federal Obligations - 0.4%
	FFCB - 0.0%
$165	4.88%, 12/16/2015 - 01/17/2017	$178

	FHLB - 0.3%
540	4.75%, 12/16/2016	593
470	5.00%, 11/17/2017	530
60	5.50%, 07/15/2036	77
		1,200
	Tennessee Valley Authority - 0.1%
213	6.75%, 11/01/2025	284

		1,662

U.S. Treasury Securities - 15.0%
	U.S. Treasury Bonds - 2.4%
5,986	3.13%, 11/15/2041 - 02/15/2043 Θ	5,782
305	3.75%, 08/15/2041	331
728	4.25%, 11/15/2040	857
2,810	5.38%, 02/15/2031	3,690
		10,660
	U.S. Treasury Notes - 12.6%
1,500	0.25%, 11/30/2015	1,501
400	0.50%, 07/31/2017	395
11,270	0.63%, 05/31/2017 - 04/30/2018	11,105
1,485	0.88%, 11/30/2016	1,494
10,512	1.00%, 08/31/2016	10,620
11,420	1.25%, 08/31/2015 - 11/30/2018	11,540
2,400	1.63%, 06/30/2019	2,400
7,564	1.75%, 05/31/2016 - 05/15/2022	7,502
3,878	1.88%, 09/30/2017 ‡	3,985
345	2.13%, 08/15/2021	345
4,320	2.75%, 11/15/2023 - 02/15/2024	4,421
215	3.13%, 05/15/2021	230
		55,538
		66,198
	Total U.S. Government Securities
	(Cost $67,817)	$67,860

	Total Long-Term Investments Excluding Purchased Options
	(Cost $261,588)	$286,460

Short-Term Investments - 35.5%
Other Direct Federal Obligations - 4.5%
	FHLB
$20,000	0.08%, 8/20/2014 - 10/3/2014 ○	$19,998

Other Investment Pools and Funds - 0.0%
1	JP Morgan U.S. Government Money Market Fund	$1

Repurchase Agreements - 3.6%
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $3,600, collateralized by U.S. Treasury Bond 6.25%, 2030, value of $3,672)
$3,600	0.05%, 6/30/2014	$3,600
	RBS Greenwich TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $5,587, collateralized by U.S. Treasury Note 2.00%, 2016, value of $5,706)
5,587	0.07%, 6/30/2014	5,587
	UBS Warburg Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $6,855, collateralized by U.S. Treasury Note 0.88% - 2.25%, 2016 - 2021, value of $6,992)
6,855	0.05%, 6/30/2014	6,855
		16,042
U.S. Government Agencies - 15.8%
	FHLMC
$25,000	0.04%, 7/14/2014 ○	$24,999
10,000	0.07%, 9/18/2014 ○	9,999

The accompanying notes are an integral part of these financial statements.

17

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 35.5% - (continued)
U.S. Government Agencies - 15.8% - (continued)
	FNMA
$5,500	0.05%, 8/18/2014 ○		$5,500
19,000	0.09%, 8/27/2014 ○		18,999
10,000	0.11%, 7/1/2014 ○		10,000
			69,497
U.S. Treasury Bills - 11.6%
51,000	0.04%, 07/10/2014 □○		$51,000

	Total Short-Term Investments
	(Cost $156,533)		$156,538

	Total Investments Excluding Purchased Options
	(Cost $418,121)	100.6%	$442,998
	Total Purchased Options
	(Cost $22,592)	0.4%	1,865
	Total Investments
	(Cost $440,713) ▲	101.0%	$444,863
	Other Assets and Liabilities	(1.0)%	(4,511)
	Total Net Assets	100.0%	$440,352

The accompanying notes are an integral part of these financial statements.

18

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $422,584 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$26,371
Unrealized Depreciation	(4,092)
Net Unrealized Appreciation	$22,279

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2014, the aggregate value of these securities was $231, which represents 0.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,031 at June 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Θ	This security, or a portion of this security, is designated to cover open OTC options contracts at June 30, 2014.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at June 30, 2014.

Futures Contracts Outstanding at June 30, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Short position contracts:
S&P 500 (E-Mini) Future	2,165	09/19/2014	$209,637	$211,347	$–	$(1,710)	$–	$(43)

* The number of contracts does not omit 000's.

The accompanying notes are an integral part of these financial statements.

19

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

OTC Option Contracts Outstanding at June 30, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/ Paid by Fund Δ	Unrealized Appreciation (Depreciation)

Purchased Option contracts:
Put option contracts
S&P 500 Index Option	JPM	EQ	1,170.00 USD	06/06/16	USD	31,850	$611	$7,383	$(6,772)
S&P 500 Index Option	BCLY	EQ	1,170.00 USD	06/06/16	USD	32,964	632	7,621	(6,989)
S&P 500 Index Option	BOA	EQ	1,170.00 USD	06/06/16	USD	20,282	389	4,391	(4,002)
S&P 500 Index Option	CSI	EQ	1,170.00 USD	06/06/16	USD	3,348	64	858	(794)
S&P 500 Index Option	UBS	EQ	1,170.00 USD	06/06/16	USD	8,811	169	2,339	(2,170)
Total put option contracts						97,255	$1,865	$22,592	$(20,727)
Total purchased option contracts						97,255	$1,865	$22,592	$(20,727)
Written option contracts:
Put option contracts
S&P 500 Index Option	BCLY	EQ	910.00 USD	06/06/16	USD	32,964	$225	$4,457	$4,232
S&P 500 Index Option	JPM	EQ	910.00 USD	06/06/16	USD	31,850	217	4,299	4,082
S&P 500 Index Option	BOA	EQ	910.00 USD	06/06/16	USD	20,282	138	2,564	2,426
S&P 500 Index Option	CSI	EQ	910.00 USD	06/06/16	USD	3,348	23	509	486
S&P 500 Index Option	UBS	EQ	910.00 USD	06/06/16	USD	8,811	60	1,389	1,329
Total put option contracts						97,255	$663	$13,218	$12,555
Total written option contracts						97,255	$663	$13,218	$12,555

*  The number of contracts does not omit 000's.

Δ For purchased options, premiums are paid by the Fund, for written options, premiums are received.

The broker deposited securities valued at $1,857 with the custodian to serve as collateral for the options purchased by the Fund. The collateral is maintained in a segregated account at the custodian on behalf of the Fund. Since the broker retains legal title to the securities, the securities are not considered assets of the Fund and are not included in the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

20

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSI	Credit Suisse International
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
USD	U.S. Dollar

Index Abbreviations:
S&P	Standard & Poors

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue

Other Abbreviations:
EQ	Equity
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

21

Hartford Portfolio Diversifier HLS Fund

Investment Valuation Hierarchy Level Summary

June 30, 2014 (Unaudited)

(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$1,164	$1,164	$–	$–
Banks	2,949	2,949	–	–
Capital Goods	7,637	7,637	–	–
Commercial and Professional Services	700	700	–	–
Consumer Durables and Apparel	1,277	1,277	–	–
Consumer Services	1,696	1,696	–	–
Diversified Financials	6,480	6,480	–	–
Energy	10,605	10,605	–	–
Food and Staples Retailing	2,227	2,227	–	–
Food, Beverage and Tobacco	5,152	5,152	–	–
Health Care Equipment and Services	4,185	4,185	–	–
Household and Personal Products	1,983	1,983	–	–
Insurance	4,104	4,104	–	–
Materials	3,422	3,422	–	–
Media	3,686	3,686	–	–
Pharmaceuticals, Biotechnology and Life Sciences	8,923	8,923	–	–
Real Estate	2,065	2,065	–	–
Retailing	3,967	3,967	–	–
Semiconductors and Semiconductor Equipment	2,300	2,300	–	–
Software and Services	9,825	9,825	–	–
Technology Hardware and Equipment	6,436	6,436	–	–
Telecommunication Services	2,508	2,508	–	–
Transportation	2,000	2,000	–	–
Utilities	3,185	3,185	–	–
Total	98,476	98,476	–	–
Asset and Commercial Mortgage Backed Securities	3,153	–	3,153	–
Corporate Bonds	52,519	–	52,519	–
Exchange Traded Funds	710	710	–	–
Foreign Government Obligations	3,511	–	3,511	–
Municipal Bonds	1,152	–	1,152	–
U.S. Government Agencies	59,079	–	59,079	–
U.S. Government Securities	67,860	2,400	65,460	–
Short-Term Investments	156,538	1	156,537	–
Purchased Options	1,865	–	1,865	–
Total	$444,863	$101,587	$343,276	$–
Liabilities:
Written Options	663	–	663	–
Total	$663	$–	$663	$–
Futures*	$1,710	$1,710	$–	$–
Total	$1,710	$1,710	$–	$–

♦	For the six-month period ended June 30, 2014, investments valued at $978 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

22

Hartford Portfolio Diversifier HLS Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

(000’s Omitted)

Assets:
Investments in securities, at market value (cost $440,713)	$444,863
Receivables:
Investment securities sold	1,697
Fund shares sold	12
Dividends and interest	1,290
Variation margin on financial derivative instruments	—
Other assets	5
Total assets	447,867
Liabilities:
Bank overdraft	6
Payables:
Investment securities purchased	6,613
Fund shares redeemed	86
Variation margin on financial derivative instruments	43
Investment management fees	36
Distribution fees	15
Other liabilities	21
Accrued expenses	32
Written option contracts (proceeds $13,218)	663
Total liabilities	7,515
Net assets	$440,352
Summary of Net Assets:
Capital stock and paid-in-capital	$510,092
Undistributed net investment income	1,207
Accumulated net realized loss	(85,942)
Unrealized appreciation of investments	14,995
Net assets	$440,352
Shares authorized	1,000,000
Par value	$0.001
Class IB: Net asset value per share	$8.06
Shares outstanding	54,653
Net assets	$440,352

The accompanying notes are an integral part of these financial statements.

23

Hartford Portfolio Diversifier HLS Fund

Statement of Operations

For the Six-Month Period Ended June 30, 2014 (Unaudited)

(000’s Omitted)

Investment Income:
Dividends	$986
Interest	2,063
Less: Foreign tax withheld	—
Total investment income, net	3,049

Expenses:
Investment management fees	1,307
Transfer agent fees	1
Distribution fees - Class IB	545
Custodian fees	5
Accounting services fees	39
Board of Directors' fees	5
Audit fees	7
Other expenses	28
Total expenses (before waivers)	1,937
Expense waivers	(86)
Total waivers	(86)
Total expenses, net	1,851
Net Investment Income	1,198

Net Realized Loss on Investments and Other Financial Instruments:
Net realized gain on investments	2,812
Net realized loss on futures contracts	(21,192)
Net Realized Loss on Investments and Other Financial Instruments	(18,380)

Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments:
Net unrealized appreciation of investments	8,121
Net unrealized depreciation of purchased option contracts	(1,875)
Net unrealized appreciation of futures contracts	6,003
Net unrealized appreciation of written option contracts	812
Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments	13,061
Net Loss on Investments and Other Financial Instruments	(5,319)
Net Decrease in Net Assets Resulting from Operations	$(4,121)

The accompanying notes are an integral part of these financial statements.

24

Hartford Portfolio Diversifier HLS Fund

Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$1,198	$1,144
Net realized loss on investments and other financial instruments	(18,380)	(50,545)
Net unrealized appreciation (depreciation) of investments and other financial instruments	13,061	(1,530)
Net Decrease in Net Assets Resulting from Operations	(4,121)	(50,931)
Distributions to Shareholders:
From net investment income
Class IB	—	(1,833)
Total distributions	—	(1,833)
Capital Share Transactions:
Class IB
Sold	26,717	220,554
Issued on reinvestment of distributions	—	1,833
Redeemed	(25,365)	(22,264)
Total capital share transactions	1,352	200,123
Net increase from capital share transactions	1,352	200,123
Net Increase (Decrease) in Net Assets	(2,769)	147,359
Net Assets:
Beginning of period	443,121	295,762
End of period	$440,352	$443,121
Undistributed (distribution in excess of)
net investment income	$1,207	$9
Shares:
Class IB
Sold	3,283	25,310
Issued on reinvestment of distributions	—	224
Redeemed	(3,101)	(2,594)
Total share activity	182	22,940

The accompanying notes are an integral part of these financial statements.

25

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

(000’s Omitted)

Organization:

Hartford Portfolio Diversifier HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and Forethought Life Insurance Company ("Forethought"). The Fund’s shares are available only to separate accounts of HLIC and its affiliates and Forethought who have elected a guaranteed benefit rider subject to an allocation requiring investment in the Fund.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

Class IB shares of the Fund are offered at the per share net asset value (“NAV”) without a sales charge and are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available.  There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers in accordance with procedures established by the Company's Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

26

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of over-the-counter ("OTC") options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund's Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-

27

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary which follows the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statement of Operations, as applicable.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined by dividing the Fund’s net assets by the number of shares outstanding.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a

28

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company's Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid or restricted investments as of June 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of June 30, 2014.

Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had outstanding mortgage related and other asset backed securities as of June 30, 2014.

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed

29

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2014.

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

The Fund, as shown on the Schedule of Investments, had outstanding purchased and written option contracts as of June 30, 2014. There were no transactions involving written option contracts during the six-month period ended June 30, 2014.

30

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased option contracts), market value	$—	$—	$—	$1,865	$—	$—	$1,865
Variation margin receivable *	—	—	—	—	—	—	—
Total	$—	$—	$—	$1,865	$—	$—	$1,865

Liabilities:
Variation margin payable *	$—	$—	$—	$43	$—	$—	$43
Written option contracts, market value	—	—	—	663	—	—	663
Total	$—	$—	$—	$706	$—	$—	$706

*	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative depreciation of $(1,710) as reported in the Schedule of Investments.

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Loss on Derivatives Recognized as a Result of Operations:
Net realized loss on futures contracts	$—	$—	$—	$(21,192)	$—	$—	$(21,192)
Total	$—	$—	$—	$(21,192)	$—	$—	$(21,192)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of investments in purchased option contracts	$—	$—	$—	$(1,875)	$—	$—	$(1,875)
Net change in unrealized appreciation of futures contracts	—	—	—	6,003	—	—	6,003
Net change in unrealized appreciation of written option contracts	—	—	—	812	—	—	812
Total	$—	$—	$—	$4,940	$—	$—	$4,940

Balance Sheet Offsetting Information - Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Futures Commission Merchant's (FCM) custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

31

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Offsetting of Financial Assets and Derivative Assets as of June 30, 2014:

	Gross Amounts* of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Received	Cash Collateral Received	Net Amount (not less than $0)
Description
Purchased option contracts at market value	$1,865	$(663)	$(1,857)	$—	$—
Total subject to a master netting or similar arrangement	$1,865	$(663)	$(1,857)	$—	$—

* Gross amounts presented as no amounts are netted within the Statements of Assets and Liabilities.

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2014:

	Gross Amounts* of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount (not less than $0)
Description
Written option contracts at market value	$663	$(663)	$—	$—	$—
Total subject to a master netting or similar arrangement	$663	$(663)	$—	$—	$—

* Gross amounts presented as no amounts are netted within the Statement of Assets and Liabilities.

Certain derivatives held by the Fund, as of June 30, 2014, are not subject to a master netting arrangement and are excluded from the table above.

Principal Risks:

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular

32

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$1,833	$1,025

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$9
Accumulated Capital and Other Losses	(81,661)
Unrealized Appreciation*	16,033
Total Accumulated Deficit	$(65,619)

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$698
Accumulated Net Realized Gain (Loss)	(690)
Capital Stock and Paid-in-Capital	(8)

33

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax year end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Amount
Short-Term Capital Loss Carryforward	$36,057
Long-Term Capital Loss Carryforward	45,604
Total	$81,661

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Hartford Investment Management Company (“Hartford Investment Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Hartford Investment Management.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $500 million	0.60%
On next $500 million	0.55%
On next $4 billion	0.50%
On next $5 billion	0.48%
Over $10 billion	0.47%

34

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.014%
Over $5 billion	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund in proportion to the average daily net assets of the Fund, except where allocation of certain expenses is more fairly made directly to the Fund. HFMC has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for the Class IB shares of the Fund at the annual rate of 0.85% of the Fund’s average daily net assets. This contractual arrangement will remain in effect until April 30, 2015, and shall renew automatically for one-year terms unless HFMC provides written notice of termination prior to the start date of the next term or upon approval of the Board of Directors of the Company.

Distribution Plan for Class IB Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Affiliate Holdings:

As of June 30, 2014, affiliates of The Hartford had ownership of shares in the Fund as follows:

Percentage of Class
Class IB	10%

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$15,685	$24,011	$39,696
Sales Proceeds	19,084	29,808	48,892

35

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

Subsequent Events:

At a meeting held on May 6, 2014, the Board of Directors of the Company approved on behalf of the Fund, the reorganization of the Fund with and into the HIMCO VIT Portfolio Diversifier Fund (the “HVIT Portfolio Diversifier Fund”) (the “Reorganization”). The HVIT Portfolio Diversifier Fund is a newly organized series of HIMCO Variable Insurance Trust.

The Board of Directors of the Company has called for a Special Meeting of Shareholders of the Fund to be held in September 2014, for the purpose of seeking approval of the Agreement and Plan of Reorganization by the shareholders of the Fund. If approved, the Reorganization is expected to occur in October 2014.

36

Hartford Portfolio Diversifier HLS Fund

Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Six-Month Period Ended June 30, 2014 (Unaudited)
IB	$8.13	$0.02	$(0.09)	$(0.07)	$–	$–	$–	$8.06	(0.86	)%(D)	$440,352	0.89	%(E)	0.85	%(E)	0.55	%(E)

For the Year Ended December 31, 2013
IB	$9.38	$0.03	$(1.25)	$(1.22)	$(0.03)	$–	$(0.03)	$8.13	(12.96)%		$443,121	0.89%		0.85%		0.29%

For the Year Ended December 31, 2012 (F)
IB	$10.18	$0.02	$(0.79)	$(0.77)	$(0.03)	$–	$(0.03)	$9.38	(7.58)%		$295,762	0.91%		0.85%		0.27%

From June 6, 2011 (commencement of operations) through December 31, 2011
IB(G)	$10.00	$0.04	$0.19	$0.23	$(0.03)	$(0.02)	$(0.05)	$10.18	2.38	%(D)	$106,581	0.93	%(E)	0.85	%(E)	0.58	%(E)

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable annuity product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable.
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(G)	Commenced operations on June 6, 2011.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	14%
For the Year Ended December 31, 2013	31
For the Year Ended December 31, 2012	61
From June 6, 2011 (commencement of operations) through December 31, 2011	43

37

Hartford Portfolio Diversifier HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

38

Hartford Portfolio Diversifier HLS Fund

Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

39

Hartford Portfolio Diversifier HLS Fund

Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

40

Hartford Portfolio Diversifier HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IB	$1,000.00	$991.40	$4.20	$1,000.00	$1,020.58	$4.26	0.85%	181	365

41

Hartford Portfolio Diversifier HLS Fund

Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market and Selection Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform compared to the market or relevant benchmarks.

Derivatives Risk: Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

Fixed Income Risk: The Fund is subject to interest rate risk (the risk that the value of an investment decreases when interest rates rise) and credit risk (the risk that the issuing company of a security is unable to pay interest and principal when due) and call risk (the risk that an investment may be redeemed early). These risks also apply to the Fund’s investments in U.S. government securities, which may not be guaranteed by the U.S. government.

Fund Strategy Risk: The Fund is available solely to holders of variable annuity contracts issued by Hartford Life and its affiliates and by Forethought Life Insurance Company (“Forethought”) who have elected a guaranteed benefit rider subject to an allocation requiring investment in the Fund (a “Rider”). The Fund is designed to replicate the Portfolio Diversifier Index (the “Index”), which is designed to produce investment performance that may mitigate against significant declines in the values of the equity mutual funds (the “Allocated Funds”) held by Rider holders. Hartford Life and its affiliates and Forethought have financial obligations to holders of the Riders arising from guarantee obligations under the Riders. To the extent that the Fund’s strategy is successful, Hartford Life and its affiliates and Forethought will benefit from a reduction of the risk arising from their guarantee obligations under the Riders, and they will have less risk to hedge under the Riders than would be the case if holders did not allocate to the Fund.

As a holder of a Rider, you also will have exposure to changes in the values of the Allocated Funds, although your particular exposure will differ from the aggregated exposure that the Index is designed to address, depending on your allocations and investment activity, among other factors. Although the Fund may have the effect of mitigating declines in your contract value under a Rider in the event of a significant decline in equity market valuations, the strategy followed by the Fund, if successful, will also generally result in your contract value increasing to a lesser degree than the equity markets, or decreasing, when the values of equity investments are stable or rising. This may deprive you of some or all of the benefit of increases in equity market values under your contract and could also result in a decrease in the value of your variable annuity contract. Depending on future market conditions, you might benefit more from selecting alternative allocations under a guaranteed benefit rider (if available) or alternate investments. In addition, there is no guarantee that the Fund’s strategy will have its intended effect, and it may not work as effectively as is intended. Depending on your particular allocation to the Allocated Funds under a Rider, the Fund’s strategy may be more or less effective in mitigating potential losses under your variable annuity contract than may be the case for others who elect a Rider and allocate contract value differently among the Allocated Funds. In particular, the Fund’s investment strategy is not as likely to be as effective with respect to allocations that have relatively lower anticipated correlation to the investment performance of the S&P 500 Index.

Hartford Life’s and Forethought’s financial interest in reducing the volatility of overall contract value invested under the Riders, in light of their obligations under the Riders, may be deemed to present a potential conflict of interest with respect to the interests of the holders of the Riders, in that Hartford Life’s and Forethought’s interest may at times conflict with the Fund’s goal of preserving the potential for modest appreciation in the Fund’s net asset value when markets are appreciating. HFMC and Hartford Series Fund, Inc., on behalf of the Fund have developed procedures designed to address this potential conflict by (i) specifying the processes for developing and communicating the data used to calculate the Index, calculating the Index and managing the Fund to replicate the performance of the Index and (ii) monitoring for compliance with the specified processes.

Index and Information Risk: The data used by HFMC to calculate the Index may not always be current. To the extent the data, and in particular the market-related data, is outdated or inaccurate, the sleeve consisting of (i) a basket of derivatives that generally will increase in value if the S&P 500 Index decreases significantly in value and will generally decrease in value when the S&P 500 Index remains level or increases in value; and (ii) holdings of Treasury securities and other cash investments (the "Derivative Sleeve") may fail to hedge or may hedge less effectively against equity market declines. In addition, when the values of investments are increasing, the Fund’s value could increase to a lesser extent, or decrease to a greater extent, than would be the case if the data used to calculate the Index were current.

In addition, the Index is intended to hedge against the aggregate allocations of holders of the Riders to the Allocated Funds and not the allocation of any individual contract owner. The Derivative Sleeve may not be successful in providing an effective hedge, and the hedge, even if effective, will benefit some Rider holders more than others, depending upon the allocations to funds selected by the holders. In particular, contract owners whose allocations have a relatively higher anticipated correlation to the investment performance of the S&P 500 Index will benefit to a greater extent from the hedge during periods of equity market declines.

42

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

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HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-PD14 8-14 113550-3 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD SMALL COMPANY HLS FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Small Company HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Small Company HLS Fund inception 08/09/1996
(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks growth of capital.

Performance Overview 6/30/04 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	10 Years
Small Company IA	4.58%	26.85%	20.81%	10.51%
Small Company IB	4.48%	26.53%	20.50%	10.24%
Russell 2000 Growth Index	2.22%	24.73%	20.50%	9.04%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, NYSE MKT LLC and Nasdaq.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the total annual operating expense ratios for Class IA and Class IB were 0.71% and 0.96%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

For additional information regarding the prior performance history of the Fund, please see the section entitled "Performance Notes" in the Fund's prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Small Company HLS Fund
Manager Discussion
June 30, 2014 (Unaudited)

Portfolio Managers
Steven C. Angeli, CFA	Stephen Mortimer	Mario E. Abularach, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Research Analyst
Mammen Chally, CFA	Jamie A. Rome, CFA
Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Small Company HLS Fund returned 4.58% for the six-month period ended June 30, 2014, outperforming the Fund’s benchmark, the Russell 2000 Growth Index which returned 2.22% for the same period. The Fund also outperformed the 0.57% average return of the Lipper Small-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities surged during the period, ending June near an all-time high. After finishing 2013 with their best year since 1997, U.S. stocks began 2014 with their worst month in nearly two years. Worries about a slowdown in China and general concern surrounding emerging markets overshadowed a fairly benign domestic environment. However, robust merger and acquisition activity and an uncontested increase in the debt ceiling from Congress helped stoke investors' risk appetites in February. Earnings season in April provided a varied yet encouraging picture, with companies generally reporting healthy earnings but more subdued revenues. The rally continued in May amid renewed signs of life in the housing market and the best payroll gains in more than two years. In June, strong manufacturing activity, coupled with continued positive momentum in housing and employment data, helped to offset a large negative revision to first quarter economic growth.

Large cap stocks (+7%) stocks outperformed small cap stocks (+3%) during the period, as measured by the S&P 500 and Russell 2000 Indices, respectively. Value stocks (+8%) outperformed growth stocks (+6%) during the period, as measured by the Russell 3000 Value and Russell 3000 Growth Indices. Eight of the ten sectors in the Russell 2000 Growth Index had positive returns during the period. Energy (+22%), Utilities (+5%), and Healthcare (+5%) performed best, while Consumer Discretionary (-5%) and Telecommunication Services (-3%) lagged the broader index.

Stock selection was the main driver of relative outperformance versus the Russell 2000 Growth Index, primarily in the Industrials, Materials, and Consumer Discretionary sectors. This was partially offset by weaker selection in the Information Technology sector. Sector allocation, which is the result of bottom-up stock selection, detracted from relative returns, primarily due to underweights to the Energy and Materials sectors which more than offset the positive impacts of an underweight allocation to the Telecommunication Services sector. A modest cash position in an upward trending equity market environment detracted from relative returns in the period.

Top contributors to relative and absolute performance during the period included WhiteWave Foods (Consumer Staples), Diamondback Energy (Energy), and Athlon Energy (Energy). Shares of WhiteWave Foods, a leader in the organic foods and plant-based beverage industries, outperformed during the period. The firm is uniquely exposed to the strong secular trend in plant-based foods; we are seeing a change in consumer behaviors toward healthier foods and WhiteWave has dominant share in several products (e.g., Silk Milk) in this burgeoning space within Consumer Staples. As a result, the company has enjoyed solid trends in revenue and earnings growth, which we believe should continue as the health and wellness trends expand in the years to come. Shares of Diamondback Energy, an oil and gas company focused in the Permian Basin in West Texas, rose during the period as a result of the successful initial public offering of its subsidiary, Viper Energy Partners. Viper is now valued at approximately $2.6 billion and contains the royalty interests on acreage within the Permian Basin that Diamondback acquired last year for $440 million. Diamondback retains a 93% interest in Viper. Shares of Athlon Energy, an exploration and production company within the Permian Basin, rose during the period after the company announced it had acquired property in the northern Midland Basin (a component of the Permian Basin), a move viewed favorably by investors.

Top detractors from both absolute and relative returns during the period included FleetMatics Group (Information Technology), DigitalGlobe (Industrials), and Allstar CoInvest (Consumer Discretionary). Shares of FleetMatics Group, a provider of fleet management solutions delivered as software-as-a-service (SaaS), fell during the period after the company revised downward full year earnings guidance due to higher investment spending. Shares of DigitalGlobe, a digital imaging services provider, fell after the company missed revenue expectations and lowered earnings guidance due to poor performance in its non-government business, as well as in its Department of Defense business. Shares of Allstar CoInvest, a sporting goods retailer, lagged as retail conditions were tough in the first quarter given the harsh winter weather.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

3

Hartford Small Company HLS Fund
Manager Discussion – (continued)
June 30, 2014 (Unaudited)

What is the outlook?

We believe the U.S. economy remains well positioned for continued moderate growth. Following the weak -2.9% first quarter GDP revision, which had a number of weather- and health-care related distortions, we believe the U.S. economy is poised for stronger activity in the second half. We believe the economy could accelerate to a fairly stable 2.5% to 3% GDP growth range over the next 12 to 18 months. We think the U.S. Federal Reserve (Fed) remains on track to end quantitative easing in the fourth quarter of this year and is likely to start raising policy rates by next Spring. As the labor market continues to tighten, we are closely watching the direction and course of wage gains, as this is something that could cause the Fed to act sooner than consensus expectations

As a result of our bottom-up, stock-by-stock investment decisions, the Fund ended the period most overweight the Industrials, Information Technology, and Consumer Discretionary sectors relative to the Russell 2000 Growth Index. The Fund ended the period most underweight the Healthcare, Materials, and Consumer Staples sectors relative to the Russell 2000 Growth Index.

Diversification by Sector
as of June 30, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	16.7%
Consumer Staples	2.4
Energy	4.9
Financials	9.2
Health Care	17.4
Industrials	20.3
Information Technology	26.3
Materials	1.9
Services	0.2
Utilities	0.1
Total	99.4%
Short-Term Investments	2.1
Other Assets and Liabilities	(1.5)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Small Company HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.9%
	Automobiles and Components - 1.3%
55	Dana Holding Corp.	$1,334
11	Standard Motor Products, Inc.	494
267	Tenneco Automotive, Inc. ●	17,523
1	Tesla Motors, Inc. ●	246
		19,597
	Banks - 1.6%
4	Altisource Portfolio Solutions S.A.	484
11	Bank of Marin Bancorp	504
38	Clifton Bancorp, Inc.	480
74	EverBank Financial Corp.	1,483
42	First Merchants Corp.	898
49	Flushing Financial Corp.	999
32	Heritage Financial Corp.	513
22	Home Loan Servicing Solutions Ltd.	494
347	PacWest Bancorp	14,972
10	Trico Bancshares	227
30	Wintrust Financial Corp.	1,378
7	WSFS Financial Corp.	507
		22,939
	Capital Goods - 12.7%
17	A.O. Smith Corp.	843
25	AAON, Inc.	845
124	Acuity Brands, Inc.	17,089
345	AECOM Technology Corp. ●	11,108
1	Alamo Group, Inc.	65
567	Altra Industrial Motion Corp.	20,634
354	Applied Industrial Technologies, Inc.	17,976
280	Armstrong World Industries, Inc. ●	16,098
26	Astronics Corp. ●	1,489
1	Astronics Corp. Class B ●	65
20	AZZ, Inc.	931
23	CAI International, Inc. ●	500
4	Carlisle Cos., Inc.	341
18	Chart Industries, Inc. ●	1,522
5	Crane Co.	348
459	DigitalGlobe, Inc. ●	12,755
11	EMCOR Group, Inc.	490
7	Esterline Technologies Corp. ●	860
221	Generac Holdings, Inc. ●	10,765
44	GrafTech International Ltd. ●	456
14	H & E Equipment Services, Inc. ●	519
418	HD Supply Holdings, Inc. ●	11,880
17	Heico Corp.	883
27	Insteel Industries, Inc.	524
14	Lennox International, Inc.	1,251
29	Luxfer Holdings plc	542
19	Lydall, Inc. ●	520
186	Moog, Inc. Class A ●	13,586
337	Orbital Sciences Corp. ●	9,966
8	Polypore International, Inc. ●	397
18	Sun Hydraulics Corp.	722
145	Teledyne Technologies, Inc. ●	14,133
12	Textainer Group Holdings Ltd.	470
36	Titan International, Inc.	600
15	Toro Co.	932
16	Watts Water Technologies, Inc.	977
162	WESCO International, Inc. ●	13,965
		187,047
	Commercial and Professional Services - 3.1%
294	Clean Harbors, Inc. ●	18,862
26	Deluxe Corp.	1,531
16	Exponent, Inc.	1,153
16	Gategroup Holding AG	430
32	GP Strategies Corp. ●	816
31	On Assignment, Inc. ●	1,101
474	TrueBlue, Inc. ●	13,073
168	Wageworks, Inc. ●	8,123
		45,089
	Consumer Durables and Apparel - 5.2%
24	Arctic Cat, Inc.	952
170	Cloudera, Inc. ⌂●†	2,227
41	Kate Spade & Co. ●	1,552
31	LGI Homes, Inc. ●	564
22	M/I Schottenstein Homes, Inc. ●	525
39	New Home Co. LLC ●	549
3,363	Samsonite International S.A.	11,087
242	Skechers USA, Inc. Class A ●	11,082
1,555	Standard-Pacific Corp. ●	13,373
232	Steven Madden Ltd. ●	7,943
520	Taylor Morrison Home Corp. ●	11,663
392	Vince Holding Corp. ●☼	14,353
		75,870
	Consumer Services - 4.7%
834	Bloomin' Brands, Inc. ●	18,717
24	Brinker International, Inc.	1,174
109	Buffalo Wild Wings, Inc. ●	18,031
51	Del Frisco's Restaurant Group, Inc. ●	1,394
77	Ignite Restaurant Group, Inc. ●	1,126
24	Marriott Vacations Worldwide Corp. ●	1,415
74	Panera Bread Co. Class A ●	11,079
205	Red Robin Gourmet Burgers, Inc. ●	14,629
24	Sotheby's Holdings	1,013
		68,578
	Diversified Financials - 4.4%
19	Alaris Royalty Corp.	508
14	Evercore Partners, Inc.	830
191	Financial Engines, Inc.	8,646
389	HFF, Inc.	14,468
18	Marcus & Millichap, Inc. ●	461
2	Marlin Business Services Corp.	28
10	Platform Specialty Products Corp. ●	278
591	Platform Specialty Products Corp. PIPE ●	16,571
8	Portfolio Recovery Associates, Inc. ●	449
31	Regional Management Corp. ●	480
55	Virtus Investment Partners, Inc. ●	11,573
530	Wisdomtree Investment, Inc. ●	6,550
387	WL Ross Holding Corp. ●	3,986
		64,828
	Energy - 4.9%
357	Athlon Energy, Inc. ●	17,009
225	BPZ Resources, Inc. ●	694
15	C&J Energy Services, Inc. ●	504
156	Diamondback Energy, Inc. ●	13,888
61	Energy XXI (Bermuda) Ltd.	1,431
23	Forum Energy Technologies, Inc. ●	840
139	Hornbeck Offshore Services, Inc. ●	6,509
37	Jones Energy, Inc. ●	766
83	Karoon Gas Australia Ltd. ●	240
449	Laredo Petroleum, Inc. ●	13,911
10	Parsley Energy, Inc. ●	252

The accompanying notes are an integral part of these financial statements.

5

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.9% - (continued)
	Energy - 4.9% - (continued)
29	PBF Energy, Inc.	$766
20	Rosetta Resources, Inc. ●	1,109
402	RSP Permian, Inc. ●	13,038
68	Superior Drilling Products I ●	440
41	Synergy Resources Corp. ●	548
		71,945
	Food and Staples Retailing - 0.7%
22	Casey's General Stores, Inc.	1,576
32	Natural Grocers by Vitamin Cottage, Inc. ●	689
8	PriceSmart, Inc.	709
218	Sprouts Farmers Markets, Inc. ●	7,127
		10,101
	Food, Beverage and Tobacco - 0.8%
28	Alliance Grain Traders, Inc.	562
20	Darling Ingredients, Inc. ●	428
18	TreeHouse Foods, Inc. ●	1,411
317	WhiteWave Foods Co. Class A ●	10,245
		12,646
	Health Care Equipment and Services - 8.7%
333	Acadia Healthcare Co., Inc. ●‡	15,134
7	AmSurg Corp. ●	307
3	Atrion Corp.	856
23	CareTrust REIT, Inc. ●	449
23	Corvel Corp. ●	1,053
16	Cyberonics, Inc. ●	1,002
429	Dexcom, Inc. ●	17,023
18	Ensign Group, Inc.	551
333	Envision Healthcare Holdings ●	11,953
394	Examworks Group, Inc. ●	12,494
81	Globus Medical, Inc. ●	1,946
10	Greatbatch, Inc. ●	482
42	HealthSouth Corp.	1,522
182	Heartware International, Inc. ●	16,073
15	ICU Medical, Inc. ●	885
364	Insulet Corp. ●	14,422
6	MEDNAX, Inc. ●	374
19	Natus Medical, Inc. ●	469
31	Omnicell, Inc. ●	882
353	Team Health Holdings ●	17,644
32	U.S. Physical Therapy, Inc.	1,085
51	Vascular Solutions, Inc. ●	1,136
356	Veeva Systems, Inc. ●	9,067
15	Wellcare Health Plans, Inc. ●	1,088
		127,897
	Household and Personal Products - 0.9%
37	Prestige Brands Holdings, Inc. ●	1,271
134	Spectrum Brands Holdings, Inc.	11,538
		12,809
	Insurance - 0.8%
26	Amerisafe, Inc.	1,049
397	Assured Guaranty Ltd.	9,725
11	Phoenix Cos., Inc. ●	530
12	Protective Life Corp.	825
		12,129
	Materials - 1.9%
22	Advanced Emissions Solutions, Inc. ●	496
17	Cabot Corp.	1,009
129	Graphic Packaging Holding Co. ●	1,512
647	Headwaters, Inc. ●	8,985
11	Innospec, Inc.	483
314	KapStone Paper & Packaging Corp. ●	10,412
10	LSB Industries, Inc. ●	436
25	Myers Industries, Inc.	503
52	New Gold, Inc. ●	329
92	Omnova Solutions, Inc. ●	833
24	Philbro Animal Health Corp.-A ●	522
46	PolyOne Corp.	1,946
19	Silgan Holdings, Inc.	979
		28,445
	Media - 2.4%
361	DreamWorks Animation SKG, Inc. ●	8,398
465	Imax Corp. ●	13,252
163	Shutterstock, Inc. ●	13,491
142	Speed Commerce, Inc. ●	533
		35,674
	Pharmaceuticals, Biotechnology and Life Sciences - 8.7%
23	Acorda Therapeutics, Inc. ●	760
93	Aerie Pharmaceuticals, Inc. ●	2,303
25	Agios Pharmaceuticals, Inc. ●	1,129
26	Albany Molecular Research, Inc. ●	527
27	Alkermes plc ●	1,375
123	Alnylam Pharmaceuticals, Inc. ●	7,765
85	Arena Pharmaceuticals, Inc. ●	500
177	BioCryst Pharmaceuticals, Inc. ●	2,259
52	Bruker Corp. ●	1,263
24	Cara Therapeutics Inc ●	410
157	Covance, Inc. ●	13,445
159	Cubist Pharmaceuticals, Inc. ●	11,111
40	Durata Therapeutics, Inc. ●	684
246	Exelixis, Inc. ●	835
28	Fiveprime Theapeutics, Inc ●	434
29	Glycomimetics, Inc. ●	247
243	Hyperion Therapeutics, Inc. ●	6,336
46	Immunogen, Inc. ●	549
442	Ironwood Pharmaceuticals, Inc. ●	6,779
269	Medicines Co. ●	7,818
288	NPS Pharmaceuticals, Inc. ●	9,514
110	Pacira Pharmaceuticals, Inc. ●	10,087
24	PAREXEL International Corp. ●	1,290
345	Portola Pharmaceuticals, Inc. ●	10,071
7	Puma Biotechnology, Inc. ●	476
89	Salix Pharmaceuticals Ltd. ●	10,958
92	Sancilio & Co., Inc. ⌂●†	314
209	Seattle Genetics, Inc. ●	7,983
314	Tesaro, Inc. ●	9,782
163	Xenoport, Inc. ●	786
13	Zafgen, Inc. ●	257
		128,047
	Real Estate - 2.4%
19	Altisource Residential Corp.	505
54	Arbor Realty Trust	374
41	Armada Hoffler Properties, Inc.	396
23	Coresite Realty Corp. REIT	762
289	Douglas Emmett, Inc. REIT	8,145
559	Kennedy-Wilson Holdings, Inc.	14,980
37	Medical Properties Trust, Inc. REIT	485
186	Pebblebrook Hotel Trust REIT	6,888
34	Ramco-Gershenson Properties Trust REIT	569
20	Stag Industrial, Inc. REIT	476
45	Summit Hotel Properties, Inc. REIT	477

The accompanying notes are an integral part of these financial statements.

6

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.9% - (continued)
	Real Estate - 2.4% - (continued)
70	Sunstone Hotel Investors, Inc. REIT	$1,048
		35,105
	Retailing - 3.1%
5,016	Allstar Co. ⌂●†	5,423
29	Core-Mark Holding Co., Inc.	1,340
24	Destination Maternity Corp.	542
35	DSW, Inc.	973
32	Express, Inc. ●	552
18	Finish Line (The), Inc.	550
23	Five Below, Inc. ●	920
7	Group 1 Automotive, Inc.	598
301	HSN, Inc.	17,818
71	Pier 1 Imports, Inc.	1,096
26	Shoe Carnival, Inc.	529
105	Tory Burch LLC ⌂●†	7,104
467	Tuesday Morning Corp. ●	8,319
		45,764
	Semiconductors and Semiconductor Equipment - 3.9%
46	Exar Corp. ●	522
465	Freescale Semiconductor Holdings Ltd. ●	10,925
59	GT Advanced Technologies, Inc. ●	1,096
31	Inphi Corp. ●	448
32	Integrated Silicon Solution, Inc. ●	473
1,185	Lattice Semiconductor Corp. ●	9,774
40	Nanometrics, Inc. ●	734
33	PLX Technology, Inc. ●	212
151	Power Integrations, Inc.	8,685
253	Silicon Laboratories, Inc. ●	12,439
16	SunEdison Semiconductor Ltd. ●	276
416	SunEdison, Inc. ●	9,391
31	SunPower Corp. ●	1,277
29	Ultratech Stepper, Inc. ●	639
		56,891
	Software and Services - 19.3%
284	Acxiom Corp. ●	6,166
256	Angie's List, Inc. ●	3,057
1,394	Apigee Corp. ⌂●†	3,651
33	Aspen Technology, Inc. ●	1,518
883	Bankrate, Inc. ●	15,495
12	CACI International, Inc. Class A ●	867
74	Carbonite, Inc. ●	887
22	Cass Information Systems, Inc.	1,066
107	Concur Technologies, Inc. ●	10,002
456	Constant Contact, Inc. ●	14,650
69	CoStar Group, Inc. ●	10,848
20	CSG Systems International, Inc.	511
12	Cvent, Inc. ●	360
269	DealerTrack Technologies, Inc. ●	12,212
107	Demandware, Inc. ●	7,420
8	Digimarc Corp.	272
33	Digital River, Inc. ●	503
57	Ellie Mae, Inc. ●	1,788
170	Envestnet, Inc. ●	8,325
23	ePlus, Inc. ●	1,334
50	Exlservice Holdings, Inc. ●	1,471
20	Fair Isaac, Inc.	1,291
74	Five9, Inc. ●	533
536	Fleetmatics Group Ltd. ●	17,327
49	Global Cash Access, Inc. ●	433
366	Heartland Payment Systems, Inc.	15,094
36	j2 Global, Inc.	1,850
49	Kofax, Ltd. ●	425
45	Manhattan Associates, Inc. ●	1,543
18	Marketo, Inc. ●	509
197	MAXIMUS, Inc.	8,467
19	Mitek Systems, Inc. ●	62
50	Model N, Inc. ●	554
26	Netscout Systems, Inc. ●	1,157
24	Nuance Communications, Inc. ●	459
18	OpenTable, Inc. ●	1,852
314	PTC, Inc. ●	12,173
21	Qualys, Inc. ●	527
79	Sapient Corp. ●	1,282
38	SeaChange International, Inc. ●	303
144	Solera Holdings, Inc.	9,667
97	Tableau Software, Inc. ●	6,928
25	Textura Corp. ●	599
171	Tyler Corp. ●	15,615
297	Verint Systems, Inc. ●	14,581
380	Virtusa Corp. ●	13,620
670	Web.com Group, Inc. ●	19,341
20	WebMD Health Corp. ●	972
146	WEX, Inc. ●	15,298
546	WNS Holdings Ltd. ADR ●	10,463
295	Xoom Corp. ●	7,767
		283,095
	Technology Hardware and Equipment - 3.1%
9	Arris Group, Inc. ●	296
38	Aruba Networks, Inc. ●	661
30	Calix, Inc. ●	247
29	CDW Corp. of Delaware	919
361	Cognex Corp. ●	13,872
6	Coherent, Inc. ●	389
14	FEI Co.	1,260
55	Mitel Networks Corp. ●	581
151	Mobileye N.V. ⌂●†	7,430
95	Palo Alto Networks, Inc. ●	8,005
62	ParkerVision, Inc. ●	91
197	Pure Storage, Inc. ⌂●†	2,788
206	Ubiquiti Networks, Inc. ●	9,317
		45,856
	Telecommunication Services - 0.2%
133	DocuSign, Inc. ⌂●†	2,727
		2,727
	Transportation - 4.0%
53	Celadon Group, Inc.	1,140
94	Con-way, Inc.	4,722
194	Landstar System, Inc.	12,397
27	Marten Transport Ltd.	595
168	Old Dominion Freight Line, Inc. ●	10,696
9	Park-Ohio Holdings Corp.	539
185	Spirit Airlines, Inc. ●	11,678
655	Swift Transportation Co. ●	16,533
1,069	Telogis, Inc. ⌂●†	866
		59,166
	Utilities - 0.1%
10	ALLETE, Inc.	490

The accompanying notes are an integral part of these financial statements.

7

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.9% - (continued)
	Utilities - 0.1% - (continued)
15	Pattern Energy Group, Inc.	$506
		996
	Total Common Stocks
	( Cost $1,189,437)	$1,453,241

Preferred Stocks - 0.5%
	Transportation - 0.5%
1,456	Telogis, Inc. ⌂●†	$6,219

	Total Preferred Stocks
	(Cost $3,206)	$6,219

	Total Long-Term Investments
	(Cost $1,192,643)	$1,459,460

Short-Term Investments - 2.1%
Repurchase Agreements - 2.1%
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $2,659, collateralized by FHLMC
2.23% - 5.99%, 2030 - 2044, FNMA 2.31% -
	6.34%, 2020 - 2042, value of $2,712)
$2,659	0.10%, 6/30/2014	$2,659
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of
$4,062, collateralized by U.S. Treasury Bill
0.13%, 2015, U.S. Treasury Bond 2.75% -
10.63%, 2015 - 2044, U.S. Treasury Note 0.13%
	- 4.50%, 2014 - 2024, value of $4,144)
4,062	0.09%, 6/30/2014	4,062
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of
$1,732, collateralized by FHLMC 2.00% -
5.50%, 2018 - 2041, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00% - 4.00%, 2042 -
2043, U.S. Treasury Bill 0.05%, 2014, U.S.
	Treasury Note 0.75%, 2018, value of $1,767)
1,732	0.11%, 6/30/2014	1,732
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $1,603, collateralized by U.S. Treasury Note 0.63% - 0.88%, 2018 - 2019, value of $1,634)
1,603	0.07%, 6/30/2014	1,603
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $3,692, collateralized by U.S.
Treasury Bond 4.38% - 7.50%, 2016 - 2040,
U.S. Treasury Note 0.50% - 3.00%, 2014 -
	2020, value of $3,765)
3,692	0.06%, 6/30/2014	3,692
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $5,658, collateralized by U.S. Treasury Note 0.38% - 3.13%, 2015 - 2022, value of $5,771)
5,658	0.08%, 6/30/2014	5,658
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $11,776, collateralized by FHLMC 3.50% - 4.00%, 2026 - 2044, FNMA 2.50% - 5.00%, 2025 - 2043, value of $12,012)
11,776	0.11%, 6/30/2014	11,776
	UBS Securities Repurchase Agreement (maturing on 07/01/2014 in the amount of $48, collateralized by U.S. Treasury Note 2.13%, 2020, value of $49)
48	0.05%, 6/30/2014	48
		31,230
	Total Short-Term Investments
	(Cost $31,230)	$31,230

	Total Investments

(Cost $1,223,873) ▲	101.5%	$1,490,690
Other Assets and Liabilities	(1.5)%	(21,416)
Total Net Assets	100.0%	$1,469,274

The accompanying notes are an integral part of these financial statements.

8

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $1,227,435 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$284,700
Unrealized Depreciation	(21,445)
Net Unrealized Appreciation	$263,255

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2014, the aggregate value of these securities was $38,749, which represents 2.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	5,016	Allstar Co.	$2,182
04/2014	1,394	Apigee Corp.	4,056
02/2014	170	Cloudera, Inc.	2,475
02/2014	133	DocuSign, Inc.	1,753
08/2013	151	Mobileye N.V.	5,273
04/2014	197	Pure Storage, Inc.	3,098
05/2014	92	Sancilio & Co., Inc.	349
09/2013	1,069	Telogis, Inc.	2,119
09/2013	1,456	Telogis, Inc. Preferred	3,206
11/2013	105	Tory Burch LLC	8,228

At June 30, 2014, the aggregate value of these securities was $38,749, which represents 2.6% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,726 at June 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Cash pledged and received as collateral in connection with derivatives at June 30, 2014.

	Pledged	Received
Futures contracts	$117	$–
Total	$117	$–

Foreign Currency Contracts Outstanding at June 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CHF	Buy	07/01/2014	CSFB	$14	$14	$–	$–

The accompanying notes are an integral part of these financial statements.

9

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at June 30, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
Russell 2000 Mini Index Future	23	09/19/2014	$2,695	$2,738	$43	$–	$19	$–

* The number of contracts does not omit 000's.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

10

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CSFB	Credit Suisse First Boston Corp.

Currency Abbreviations:
CHF	Swiss Franc

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

11

Hartford Small Company HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,453,241	$1,408,954	$11,757	$32,530
Preferred Stocks	6,219	–	–	6,219
Short-Term Investments	31,230	–	31,230	–
Total	$1,490,690	$1,408,954	$42,987	$38,749
Foreign Currency Contracts *	$–	$–	$–	$–
Futures *	43	43	–	–
Total	$43	$43	$–	$–

♦	For the six-month period ended June 30, 2014, investments valued at $475 were transferred from Level 1 to Level 2, and investments valued at $208 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level
2)	Foreign equities for which the local market close is more representative of exit value (transfer into Level 1). 2) U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of June 30, 2014
Assets:
Common Stocks	$26,780	$767	$(5,347	)†	$—	$11,731	$(2,535)	$1,134	$—	$32,530
Preferred Stocks	2,885	—	3,334	‡	—	—	—	—	—	6,219
Total	$29,665	$767	$(2,013)		$—	$11,731	$(2,535)	$1,134	$—	$38,749

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2014 was $(5,200).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2014 was $3,334.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

12

Hartford Small Company HLS Fund
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,223,873)	$1,490,690
Cash	459	*
Foreign currency on deposit with custodian (cost $—)	—
Unrealized appreciation on foreign currency contracts	—
Receivables:
Investment securities sold	18,262
Fund shares sold	1,077
Dividends and interest	459
Variation margin on financial derivative instruments	19
Other assets	5
Total assets	1,510,971
Liabilities:
Payables:
Investment securities purchased	31,809
Fund shares redeemed	9,656
Investment management fees	136
Distribution fees	5
Accrued expenses	91
Total liabilities	41,697
Net assets	$1,469,274
Summary of Net Assets:
Capital stock and paid-in-capital	$805,948
Distributions in excess of net investment income	(2,676)
Accumulated net realized gain	399,142
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	266,860
Net assets	$1,469,274
Shares authorized	1,500,000
Par value	$0.001
Class IA: Net asset value per share	$27.64
Shares outstanding	48,211
Net assets	$1,332,430
Class IB: Net asset value per share	$26.60
Shares outstanding	5,144
Net assets	$136,844

* Cash of $117 was pledged as initial margin deposit and collateral for daily variation margin loss on open financial derivative instruments at June 30, 2014.

The accompanying notes are an integral part of these financial statements.

13

Hartford Small Company HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2014 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$2,791
Interest	4
Less: Foreign tax withheld	(43)
Total investment income, net	2,752

Expenses:
Investment management fees	4,948
Transfer agent fees	3
Distribution fees - Class IB	171
Custodian fees	4
Accounting services fees	88
Board of Directors' fees	17
Audit fees	11
Other expenses	88
Total expenses (before fees paid indirectly)	5,330
Commission recapture	(36)
Total fees paid indirectly	(36)
Total expenses, net	5,294
Net Investment Loss	(2,542)

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	152,250
Net realized loss on futures contracts	(13)
Net realized gain on foreign currency contracts	39
Net realized loss on other foreign currency transactions	(35)
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	152,241

Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(86,930)
Net unrealized appreciation of futures contracts	43
Net unrealized depreciation of foreign currency contracts	(1)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	1
Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	(86,887)
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	65,354
Net Increase in Net Assets Resulting from Operations	$62,812

The accompanying notes are an integral part of these financial statements.

14

Hartford Small Company HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment loss	$(2,542)	$(4,239)
Net realized gain on investments, other financial instruments and foreign currency transactions	152,241	258,213
Net unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(86,887)	244,341
Net Increase in Net Assets Resulting from Operations	62,812	498,315
Distributions to Shareholders:
From net investment income
Class IA	—	(1,038)
Total from net investment income	—	(1,038)
From net realized gain on investments
Class IA	—	(89,056)
Class IB	—	(9,991)
Total from net realized gain on investments	—	(99,047)
Total distributions	—	(100,085)
Capital Share Transactions:
Class IA
Sold	83,055	161,148
Issued on reinvestment of distributions	—	90,094
Redeemed	(162,554)	(383,841)
Total capital share transactions	(79,499)	(132,599)
Class IB
Sold	9,182	27,421
Issued on reinvestment of distributions	—	9,991
Redeemed	(19,833)	(49,914)
Total capital share transactions	(10,651)	(12,502)
Net decrease from capital share transactions	(90,150)	(145,101)
Net Increase (Decrease) in Net Assets	(27,338)	253,129
Net Assets:
Beginning of period	1,496,612	1,243,483
End of period	$1,469,274	$1,496,612
Undistributed (distribution in excess of) net investment income	$(2,676)	$(134)
Shares:
Class IA
Sold	3,114	6,827
Issued on reinvestment of distributions	—	3,820
Redeemed	(6,170)	(16,433)
Total share activity	(3,056)	(5,786)
Class IB
Sold	357	1,220
Issued on reinvestment of distributions	—	439
Redeemed	(781)	(2,236)
Total share activity	(424)	(577)

The accompanying notes are an integral part of these financial statements.

15

Hartford Small Company HLS Fund
Notes to Financial Statements
June 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

Hartford Small Company HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund's portfolio managers are Steven C. Angeli (87%), Mammen Chally (10%) and Jamie A. Rome (3%). The portfolio management team also includes Mario E. Abularach and Stephen Mortimer. The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily

16

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of over-the-counter ("OTC") options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price. For more information on specific valuation techniques and unobservable inputs, please see table below titled "Quantitative Information about Level 3 Fair Value Measurements."

17

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

Quantitative Information about Level 3 Fair Value Measurements:

Security Type/Valuation Technique	Unobservable Input *	Input Value(s) Range (Weighted Average) ‡	Fair Value at June 30, 2014
Assets:
Common Stocks:
Cost Δ	Recent trade price	$2.62 - $14.15 ($8.83)	8,980
	Date	2/5/2014 - 5/20/2014
Model Δ	Enterprise Value/Last Twelve Months EBITDA	5.40x to 9.73x	5,423
Model Δ	Enterprise Value/2014 EBITDA	12.39x to 19.65x	7,104
Model Δ	Enterprise Value/2015 EBITDA ◄	5.67x to 13.81x	2,727
Model Δ	Enterprise Value/2015 EBITDA	9.23x to 20.17x	7,430
Model Δ	Enterprise Value/2014 Revenue ♠	1.90x to 4.90x	866
Preferred Stocks:
Model Δ	Enterprise Value/2014 Revenue ♠	1.90x to 4.90x	6,219
Total			$38,749

*	Significant changes to any unobservable inputs may result in a significant change to the fair value.
‡	Unless otherwise noted, inputs were weighted based on the fair value of the investments included in the range.
Δ	Includes illiquidity discount of 10%.
◄	The Option Pricing Method ("OPM") is used to allocate enterprise value between multiple tiers of equity. Inputs for the OPM include:
Volatility - 40%
Term to Liquidity Event - 1.5 years
Risk-free rate - 0.10%
♠	The OPM is used to allocate enterprise values between multiple tiers of equity. Inputs for the OPM include:
Volatility - 50.0%
Term to Liquidity Event - 1.0 years
Risk-free rate - 0.10%

18

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the

19

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company's Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid or restricted investments as of June 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of June 30, 2014.

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the

20

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund, as shown on the Schedule of Investments, had outstanding foreign currency contracts as of June 30, 2014.

Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2014.

Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Variation margin receivable *	—	—	—	19	—	—	19
Total	$—	$—	$—	$19	$—	$—	$19

* Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $43 as reported in the Schedule of Investments.

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized loss on futures contracts	$—	$—	$—	$(13)	$—	$—	$(13)
Net realized gain on foreign currency contracts	—	39	—	—	—	—	39
Total	$—	$39	$—	$(13)	$—	$—	$26

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of futures contracts	$—	$—	$—	$43	$—	$—	$43
Net change in unrealized depreciation of foreign currency contracts	—	(1)	—	—	—	—	(1)
Total	$—	$(1)	$—	$43	$—	$—	$42

Balance Sheet Offsetting Information - Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at

21

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

clearing brokers, counterparties and the Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Futures Commission Merchant's ("FCM") custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

Offsetting of Financial Assets and Derivative Assets as of June 30, 2014:

	Gross Amounts* of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Received	Cash Collateral Received	Net Amount (not less than $0)
Description
Futures contracts - Variation margin receivable	$19	$—	$—	$—	$19
Unrealized appreciation on foreign currency contracts	—	—	—	—	—
Total subject to a master netting or similar arrangement	$19	$—	$—	$—	$19

*	Gross amounts presented as no amounts are netted within the Statements of Assets and Liabilities.

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2014:

	Gross Amounts* of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Pledged	Cash Collateral Pledged		Net Amount (not less than $0)
Description
Futures contracts - Variation margin payable	$—	$—	$—	$(117	)†	$—
Total subject to a master netting or similar arrangement	$—	$—	$—	$(117)		$—

*	Gross amounts presented as no amounts are netted within the Statement of Assets and Liabilities.
†	Pledged as initial margin deposit and collateral for daily variation margin loss on open financial derivative contracts held at June 30, 2014.

Certain derivatives held by the Fund, as of June 30, 2014, are not subject to a master netting arrangement and are excluded from the table above.

Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings,

22

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$1,351	$—
Long-Term Capital Gains*	98,734	80

*	The Fund designates these distributions as long-term capital gain dividends pursuant to IRC Sec. 852(b)(3)(C)

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$93,037
Undistributed Long-Term Capital Gain	157,292
Unrealized Appreciation*	350,185
Total Accumulated Earnings	$600,514

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

23

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$3,731
Accumulated Net Realized Gain (Loss)	(3,731)

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2013.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

24

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $500 million	0.6000%
On next $3.5 billion	0.5500%
On next $5 billion	0.5300%
Over $10 billion	0.5200%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.012%
Over $5 billion	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund's expenses. For the six-month period ended June 30, 2014, this amount, if any, is included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2014
Class IA	0.70%
Class IB	0.95

Distribution Plan for Class IB Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

25

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.08%	0.09%
Total Return Excluding Payment from Affiliate	29.18%	28.90%

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$652,422	$—	$652,422
Sales Proceeds	742,099	—	742,099

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Fund did not have any borrowings under this facility.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

26

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

27

Hartford Small Company HLS Fund
Financial Highlights

	─Selected Per-Share Data(A) ─											─Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Six-Month Period Ended June 30, 2014 (Unaudited)
IA	$26.43	$(0.04)		$1.25	$1.21	$–	$–	$–	$27.64	4.58	%(D)	$1,332,430	0.70	%(E)	0.70	%(E)	(0.32	)%(E)
IB	25.46	(0.07)		1.21	1.14	–	–	–	26.60	4.48	(D)	136,844	0.95	(E)	0.95	(E)	(0.57	)(E)

For the Year Ended December 31, 2013
IA	$19.74	$(0.07)		$8.60	$8.53	$(0.02)	$(1.82)	$(1.84)	$26.43	44.38%		$1,354,821	0.71%		0.71%		(0.29)%
IB	19.06	(0.12)		8.34	8.22	–	(1.82)	(1.82)	25.46	44.28		141,791	0.96		0.96		(0.54)

For the Year Ended December 31, 2012 (F)
IA	$17.07	$0.03		$2.64	$2.67	$–	$–	$–	$19.74	15.64%		$1,126,350	0.72%		0.72%		0.16%
IB	16.56	(0.03)		2.53	2.50	–	–	–	19.06	15.10		117,133	0.97		0.97		(0.13)

For the Year Ended December 31, 2011 (F)
IA	$17.66	$(0.02)		$(0.57)	$(0.59)	$–	$–	$–	$17.07	(3.36)%		$1,090,883	0.71%		0.71%		(0.13)%
IB	17.18	(0.09)		(0.53)	(0.62)	–	–	–	16.56	(3.62)		155,970	0.96		0.96		(0.38)

For the Year Ended December 31, 2010 (F)
IA	$14.23	$(0.01)		$3.44	$3.43	$–	$–	$–	$17.66	24.13%		$1,180,045	0.73%		0.73%		(0.08)%
IB	13.88	(0.06)		3.36	3.30	–	–	–	17.18	23.83		212,281	0.98		0.98		(0.33)

For the Year Ended December 31, 2009 (F)
IA	$11.01	$–	(G)	$3.22	$3.22	$–	$–	$–	$14.23	29.29	%(H)	$1,026,150	0.75%		0.75%		(0.07)%
IB	10.76	(0.03	)(G)	3.15	3.12	–	–	–	13.88	29.01	(H)	208,358	1.00		1.00		(0.32)

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(G)	The impact of Payment from Affiliate per share was $0.01.
(H)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	45%
For the Year Ended December 31, 2013	96
For the Year Ended December 31, 2012	110
For the Year Ended December 31, 2011	99
For the Year Ended December 31, 2010	171
For the Year Ended December 31, 2009	184

28

Hartford Small Company HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

        Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

        Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

        Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

        Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

29

Hartford Small Company HLS Fund
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

        In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

        Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

        Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

        Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

        Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

        Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

30

Hartford Small Company HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

        Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

        Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

        Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

        Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

        Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

        Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

31

Hartford Small Company HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,045.80	$3.55	$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class IB	$1,000.00	$1,044.80	$4.82	$1,000.00	$1,020.08	$4.76	0.95	181	365

32

Hartford Small Company HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Small-cap Stock Risk: Small-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Foreign Investment Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Potential risks include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting and other reporting requirements, unfavorable changes in currency exchange rates, and economic and political disruptions.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

33

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-SC14 8-14 113551-3 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD STOCK HLS FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Stock HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Stock HLS Fund inception 08/31/1977

(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks long-term growth of capital.

Performance Overview 6/30/04 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/14) (1) (2)

	6 Month†	1 Year	5 Years	10 Years
Stock IA	4.01%	18.84%	17.67%	6.96%
Stock IB	3.88%	18.54%	17.37%	6.70%
Russell 1000 Index	7.27%	25.35%	19.25%	8.19%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the total annual operating expense ratios for Class IA and Class IB were 0.51% and 0.76%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Stock HLS Fund

 Manager Discussion

June 30, 2014 (Unaudited)

Portfolio Manager
Donald J. Kilbride
Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Stock HLS Fund returned 4.01% for the six-month period ended June 30, 2014, underperforming the Russell 1000 Index, which returned 7.27% for the same period. The Fund also underperformed the 6.54% average return of the Lipper Large-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities surged during the period, ending June near an all-time high. After finishing 2013 with their best year since 1997, U.S. stocks began 2014 with their worst month in nearly two years. Worries about a slowdown in China and general concern surrounding emerging markets overshadowed a fairly benign domestic environment. However, robust merger and acquisition activity and an uncontested increase in the debt ceiling from Congress helped stoke investors' risk appetites in February. Earnings season in April provided a varied yet encouraging picture, with companies generally reporting healthy earnings but more subdued revenues. The rally continued in May amid renewed signs of life in the housing market and the best payroll gains in more than two years. In June, strong manufacturing activity, coupled with continued positive momentum in housing and employment data, helped to offset a large negative revision to first quarter economic growth.

Overall equity market performance was positive for the period across all market capitalizations: mid cap (+8%), large cap (+7%), and small cap equities (+3%) all rose, as represented by the S&P 400 MidCap, Russell 1000, and Russell 2000 Indices, respectively. During the six-month period all ten sectors rose within the Russell 1000 Index, led by Utilities (+18%), Energy (+14%), and Healthcare (+11%). Consumer Discretionary (+1%) and Industrials (+4%) lagged on a relative basis.

The Fund’s underperformance versus the Russell 1000 Index was primarily driven by weak security selection within Consumer Discretionary, Energy, and Consumer Staples, which more than offset stronger selection within Industrials and Financials. Sector allocation, a residual of the bottom-up stock selection process, also detracted from relative returns due primarily to overweight allocations to the Consumer Discretionary and Industrials sectors and an underweight allocation to the Utilities sector. A modest cash position also detracted from performance in an upward trending market environment.

Stocks that detracted the most from both absolute and Russell 100 Index-relative returns during the period were Allstar CoInvest (Consumer Discretionary), TJX Companies (Consumer Discretionary), and Mattel (Consumer Discretionary). Shares of Allstar CoInvest, a sporting goods retailer, lagged as retail conditions were tough in the first quarter given the harsh winter weather. Shares of TJX Companies, an off-price apparel retailer, fell during the period after the company posted disappointing first quarter earnings, in part due to colder-than-average winter temperatures that had a material impact on sales and store traffic. Shares of Mattel, a worldwide leader in the design, manufacture, and marketing of toys and family products, underperformed during the period after the company reported fourth quarter earnings that were well below consensus expectations, leading to a decline in the stock price.

Top contributors to relative performance during the period included General Dynamics (Industrials), Amazon.com (Consumer Discretionary), and General Electric (Industrials). Shares of General Dynamics, a U.S.-based aerospace and defense contractor, rose during the period as the company has continued to deliver consistent operating results despite recent fears from investors that government military funding would crimp revenue growth. Shares of Amazon.com, a U.S.-based, global e-commerce retailer, underperformed during the period as investors became concerned with slightly slowing revenue growth and the impact of a price increase for its Amazon Prime service. Not owning this weak performing constituent of the Russell 1000 Index contributed positively to relative returns during the period. Shares of General Electric (GE), a U.S.-based capital goods producer, fell during the period after the company posted lackluster fourth quarter earnings. Weak results in the Industrial division, decelerating orders, and soft order pricing weighed on results. Not owning this weak performing Russell 1000 Index constituent contributed positively to relative returns. Merck (Healthcare) also contributed positively to performance on an absolute basis.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

We generally seek to identify companies that we believe will steadily and reliably grow their dividend payments. We strive to carefully build the portfolio one stock at a time, giving central consideration to each company’s dividend growth prospects. Our industry and sector weightings are an output of this process.

Caution continues to be the backdrop for portfolio positioning. We believe that the balance sheets of the major central banks across the

3

Hartford Stock HLS Fund

Manager Discussion – (continued)

June 30, 2014 (Unaudited)

globe remain bloated. As we have said before, we are concerned that the buoyant effect that central bank liquidity has had on global markets will not be replaced by meaningfully better economic and business conditions in the near-term; and market valuation, therefore, seems disconnected from fundamentals. We are also concerned about the “tightness” in spreads and what that implies for the current price of risk. Said another way, we believe that the extremely low level of volatility and what appears to be a relatively high level of complacency in the face of mediocre global conditions are notable.

At the end of the period, our bottom-up investment approach resulted in overweight exposures in Healthcare, Industrials, and Consumer Staples as we continued to find what we consider to be attractive investment opportunities in these sectors. The Fund’s largest underweights relative to the Russell 1000 Index were in Information Technology, Financials, and Telecommunication Services.

Diversification by Sector

as of June 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.0%
Consumer Staples	13.3
Energy	10.6
Financials	11.1
Health Care	18.4
Industrials	15.9
Information Technology	10.1
Materials	4.3
Utilities	1.0
Total	98.7%
Short-Term Investments	1.2
Other Assets and Liabilities	0.1
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Stock HLS Fund

Schedule of Investments

June 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.7%
	Banks - 3.0%
300	PNC Financial Services Group, Inc.	$26,750
516	Wells Fargo & Co.	27,122
		53,872
	Capital Goods - 10.8%
318	Emerson Electric Co.	21,088
186	General Dynamics Corp.	21,634
349	Honeywell International, Inc.	32,407
295	Lockheed Martin Corp.	47,402
260	Northrop Grumman Corp.	31,083
334	United Technologies Corp.	38,608
		192,222
	Consumer Durables and Apparel - 4.1%
821	Mattel, Inc.	31,986
523	NIKE, Inc. Class B	40,592
		72,578
	Consumer Services - 2.2%
390	McDonald's Corp.	39,286

	Diversified Financials - 1.8%
101	BlackRock, Inc.	32,332

	Energy - 10.6%
2,315	BG Group plc	48,848
343	Chevron Corp.	44,800
647	Enbridge, Inc.	30,693
343	Exxon Mobil Corp.	34,535
254	Schlumberger Ltd.	29,943
		188,819
	Food and Staples Retailing - 4.4%
396	CVS Caremark Corp.	29,831
630	Wal-Mart Stores, Inc.	47,299
		77,130
	Food, Beverage and Tobacco - 5.4%
290	Anheuser-Busch InBev N.V.	33,365
752	Coca-Cola Co.	31,871
958	Diageo Capital plc	30,508
		95,744
	Health Care Equipment and Services - 7.8%
610	Cardinal Health, Inc.	41,834
711	Medtronic, Inc.	45,357
618	UnitedHealth Group, Inc.	50,545
		137,736
	Household and Personal Products - 3.5%
400	Colgate-Palmolive Co.	27,290
440	Procter & Gamble Co.	34,600
		61,890
	Insurance - 5.1%
347	ACE Ltd.	35,979
292	Chubb Corp.	26,958
521	Marsh & McLennan Cos., Inc.	27,003
		89,940
	Materials - 4.3%
286	Ecolab, Inc.	31,850
336	Praxair, Inc.	44,642
		76,492
	Media - 2.4%
253	Omnicom Group, Inc.	18,027
293	Walt Disney Co.	25,151
		43,178
	Pharmaceuticals, Biotechnology and Life Sciences - 10.6%
267	Amgen, Inc.	31,557
429	Johnson & Johnson	44,866
768	Merck & Co., Inc.	44,442
870	Pfizer, Inc.	25,831
142	Roche Holding AG	42,168
		188,864
	Real Estate - 1.2%
127	Public Storage REIT	21,834

	Retailing - 5.3%
9,440	Allstar Co. ⌂●†	10,204
775	Lowe's Cos., Inc.	37,173
883	TJX Cos., Inc.	46,920
		94,297
	Software and Services - 10.1%
504	Accenture plc	40,783
536	Automatic Data Processing, Inc.	42,488
94	IBM Corp.	16,965
1,061	Microsoft Corp.	44,224
841	Oracle Corp.	34,075
		178,535
	Transportation - 5.1%
554	Canadian National Railway Co.	36,025
523	United Parcel Service, Inc. Class B	53,656
		89,681
	Utilities - 1.0%
252	Dominion Resources, Inc.	18,012

	Total Common Stocks
	( Cost $1,347,064)	$1,752,442

	Total Long-Term Investments
	(Cost $1,347,064)	$1,752,442

Short-Term Investments - 1.2%
Repurchase Agreements - 1.2%
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $1,797, collateralized by FHLMC
2.23% - 5.99%, 2030 - 2044, FNMA 2.31% -
	6.34%, 2020 - 2042, value of $1,832)
$1,797	0.10%, 6/30/2014	$1,797
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of
$2,744, collateralized by U.S. Treasury Bill
0.13%, 2015, U.S. Treasury Bond 2.75% -
10.63%, 2015 - 2044, U.S. Treasury Note 0.13%
	- 4.50%, 2014 - 2024, value of $2,799)
2,744	0.09%, 6/30/2014	2,744
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of
$1,170, collateralized by FHLMC 2.00% -
5.50%, 2018 - 2041, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00% - 4.00%, 2042 -
2043, U.S. Treasury Bill 0.05%, 2014, U.S.
	Treasury Note 0.75%, 2018, value of $1,194)
1,170	0.11%, 6/30/2014	1,170

The accompanying notes are an integral part of these financial statements.

5

Hartford Stock HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.2% - (continued)
Repurchase Agreements - 1.2% - (continued)
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $1,083, collateralized by U.S. Treasury Note 0.63% - 0.88%, 2018 - 2019, value of $1,104)
$1,083	0.07%, 6/30/2014		$1,083
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $2,494, collateralized by U.S.
Treasury Bond 4.38% - 7.50%, 2016 - 2040,
U.S. Treasury Note 0.50% - 3.00%, 2014 -
	2020, value of $2,544)
2,494	0.06%, 6/30/2014		2,494
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $3,822, collateralized by U.S. Treasury Note 0.38% - 3.13%, 2015 - 2022, value of $3,899)
3,822	0.08%, 6/30/2014		3,822
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $7,956, collateralized by FHLMC 3.50% - 4.00%, 2026 - 2044, FNMA 2.50% - 5.00%, 2025 - 2043, value of $8,115)
7,956	0.11%, 6/30/2014		7,956
	UBS Securities Repurchase Agreement (maturing on 07/01/2014 in the amount of $33, collateralized by U.S. Treasury Note 2.13%, 2020, value of $33)
33	0.05%, 6/30/2014		33
			21,099
	Total Short-Term Investments
	(Cost $21,099)		$21,099

	Total Investments
	(Cost $1,368,163) ▲	99.9%	$1,773,541
	Other Assets and Liabilities	0.1%	2,071
	Total Net Assets	100.0%	$1,775,612

The accompanying notes are an integral part of these financial statements.

6

Hartford Stock HLS Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $1,370,645 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$408,454
Unrealized Depreciation	(5,558)
Net Unrealized Appreciation	$402,896

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2014, the aggregate value of these securities was $10,204, which represents 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	9,440	Allstar Co.	$4,107

At June 30, 2014, the aggregate value of these securities was $10,204, which represents 0.6% of total net assets.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

Hartford Stock HLS Fund

Investment Valuation Hierarchy Level Summary

June 30, 2014 (Unaudited)

(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,752,442	$1,587,349	$154,889	$10,204
Short-Term Investments	21,099	–	21,099	–
Total	$1,773,541	$1,587,349	$175,988	$10,204

♦	For the six-month period ended June 30, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2014
Assets:
Common Stocks	$20,482	$—	$(8,806	)*	$—	$—	$(1,472)	$—	$—	$10,204
Total	$20,482	$—	$(8,806)		$—	$—	$(1,472)	$—	$—	$10,204

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2014 was $(8,806).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

8

Hartford Stock HLS Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,368,163)	$1,773,541
Cash	3
Foreign currency on deposit with custodian (cost $—)	—
Receivables:
Fund shares sold	1,111
Dividends and interest	2,311
Other assets	2
Total assets	1,776,968
Liabilities:
Payables:
Fund shares redeemed	1,049
Investment management fees	116
Distribution fees	6
Accrued expenses	185
Total liabilities	1,356
Net assets	$1,775,612
Summary of Net Assets:
Capital stock and paid-in-capital	$1,845,816
Undistributed net investment income	17,109
Accumulated net realized loss	(492,712)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	405,399
Net assets	$1,775,612
Shares authorized	4,000,000
Par value	$0.001
Class IA: Net asset value per share	$60.40
Shares outstanding	26,248
Net assets	$1,585,330
Class IB: Net asset value per share	$60.29
Shares outstanding	3,156
Net assets	$190,282

The accompanying notes are an integral part of these financial statements.

9

Hartford Stock HLS Fund

Statement of Operations

For the Six-Month Period Ended June 30, 2014 (Unaudited)

(000’s Omitted)

Investment Income:
Dividends	$21,371
Interest	6
Less: Foreign tax withheld	(473)
Total investment income, net	20,904

Expenses:
Investment management fees	4,215
Transfer agent fees	3
Distribution fees - Class IB	240
Custodian fees	8
Accounting services fees	89
Board of Directors' fees	23
Audit fees	15
Other expenses	132
Total expenses (before fees paid indirectly)	4,725
Commission recapture	(3)
Total fees paid indirectly	(3)
Total expenses, net	4,722
Net Investment Income	16,182

Net Realized Gain on Investments and Foreign Currency Transactions:	71485000
Net realized gain on investments	71,492
Net realized gain on foreign currency contracts	32
Net realized loss on other foreign currency transactions	(39)
Net Realized Gain on Investments and Foreign Currency Transactions	71,485

Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(19,061)
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(1)
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(19,062)
Net Gain on Investments and Foreign Currency Transactions	52,423
Net Increase in Net Assets Resulting from Operations	$68,605

The accompanying notes are an integral part of these financial statements.

10

Hartford Stock HLS Fund

Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$16,182	$33,934
Net realized gain on investments and foreign currency transactions	71,485	160,508
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	(19,062)	313,072
Net Increase in Net Assets Resulting from Operations	68,605	507,514
Distributions to Shareholders:
From net investment income
Class IA	—	(30,025)
Class IB	—	(3,209)
Total distributions	—	(33,234)
Capital Share Transactions:
Class IA
Sold	6,536	30,364
Issued on reinvestment of distributions	—	30,025
Redeemed	(149,934)	(345,934)
Total capital share transactions	(143,398)	(285,545)
Class IB
Sold	224	11,893
Issued on reinvestment of distributions	—	3,209
Redeemed	(21,534)	(64,391)
Total capital share transactions	(21,310)	(49,289)
Net decrease from capital share transactions	(164,708)	(334,834)
Net Increase (Decrease) in Net Assets	(96,103)	139,446
Net Assets:
Beginning of period	1,871,715	1,732,269
End of period	$1,775,612	$1,871,715
Undistributed (distribution in excess of) net investment income	$17,109	$927
Shares:
Class IA
Sold	112	588
Issued on reinvestment of distributions	—	528
Redeemed	(2,573)	(6,660)
Total share activity	(2,461)	(5,544)
Class IB
Sold	4	231
Issued on reinvestment of distributions	—	56
Redeemed	(370)	(1,242)
Total share activity	(366)	(955)

The accompanying notes are an integral part of these financial statements.

11

Hartford Stock HLS Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

(000’s Omitted)

Organization:

Hartford Stock HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA, Class IB and Class IC shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and are also subject to an administrative service fee. Class IC shares have not commenced operations and are not currently offered for sale as of the date of this report.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV

12

Hartford Stock HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund's Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the

13

Hartford Stock HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

14

Hartford Stock HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company's Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid or restricted investments as of June 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund had no when-issued or delayed-delivery investments as of June 30, 2014.

15

Hartford Stock HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding foreign currency contracts as of June 30, 2014.

Additional Derivative Instrument Information:

The volume of derivative activity was minimal during the six-month period ended June 30, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$32	$—	$—	$—	$—	$32
Total	$—	$32	$—	$—	$—	$—	$32

Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

16

Hartford Stock HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$33,234	$36,297

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$927
Accumulated Capital and Other Losses*	(561,715)
Unrealized Appreciation†	421,979
Total Accumulated Deficit	$(138,809)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$23
Accumulated Net Realized Gain (Loss)	(23)

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses

17

Hartford Stock HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax year end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$561,715
Total	$561,715

During the year ended December 31, 2013, the Fund utilized $156,817 of prior year capital loss carryforwards.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $250 million	0.5250%
On next $250 million	0.5000%
On next $500 million	0.4750%
On next $4 billion	0.4500%
On next $5 billion	0.4475%
Over $10 billion	0.4450%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

18

Hartford Stock HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund's expenses. For the six-month period ended June 30, 2014, this amount, if any, is included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2014
Class IA	0.50%
Class IB	0.75

Distribution Plan for Class IB Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payment from Affiliate	41.53%	41.18%

19

Hartford Stock HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$240,845	$—	$240,845
Sales Proceeds	368,807	—	368,807

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Fund did not have any borrowings under this facility.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

20

Hartford Stock HLS Fund

Notes to Financial Statements – (continued)

June 30, 2014 (Unaudited)

(000’s Omitted)

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

21

Hartford Stock HLS Fund

Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Six-Month Period Ended June 30, 2014 (Unaudited)
IA	$58.07	$0.53	$1.80	$2.33	$–	$–	$–	$60.40	4.01	%(D)	$1,585,330	0.51	%(E)	0.51	%(E)	1.85	%(E)
IB	58.04	0.46	1.79	2.25	–	–	–	60.29	3.88	(D)	190,282	0.76	(E)	0.76	(E)	1.60	(E)

For the Year Ended December 31, 2013
IA	$44.73	$0.99	$13.41	$14.40	$(1.06)	$–	$(1.06)	$58.07	32.25%		$1,667,278	0.51%		0.51%		1.89%
IB	44.71	0.85	13.40	14.25	(0.92)	–	(0.92)	58.04	31.92		204,437	0.76		0.76		1.64

For the Year Ended December 31, 2012 (F)
IA	$39.95	$0.91	$4.83	$5.74	$(0.96)	$–	$(0.96)	$44.73	14.38%		$1,532,116	0.51%		0.51%		1.86%
IB	39.92	0.82	4.81	5.63	(0.84)	–	(0.84)	44.71	14.10		200,153	0.76		0.76		1.61

For the Year Ended December 31, 2011 (F)
IA	$40.98	$0.62	$(1.07)	$(0.45)	$(0.58)	$–	$(0.58)	$39.95	(1.09)%		$1,614,788	0.50%		0.50%		1.37%
IB	40.94	0.51	(1.06)	(0.55)	(0.47)	–	(0.47)	39.92	(1.34)		231,377	0.75		0.75		1.11

For the Year Ended December 31, 2010 (F)
IA	$36.10	$0.44	$4.89	$5.33	$(0.45)	$–	$(0.45)	$40.98	14.80%		$1,980,502	0.50%		0.50%		1.09%
IB	36.06	0.35	4.88	5.23	(0.35)	–	(0.35)	40.94	14.51		300,279	0.75		0.75		0.84

For the Year Ended December 31, 2009 (F)
IA	$25.86	$0.48	$10.25	$10.73	$(0.49)	$–	$(0.49)	$36.10	41.54	%(G)	$2,055,227	0.51%		0.51%		1.43%
IB	25.84	0.39	10.24	10.63	(0.41)	–	(0.41)	36.06	41.18	(G)	328,275	0.76		0.76		1.19

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	14%
For the Year Ended December 31, 2013	27
For the Year Ended December 31, 2012	82
For the Year Ended December 31, 2011	43
For the Year Ended December 31, 2010	77
For the Year Ended December 31, 2009	84

22

Hartford Stock HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

23

Hartford Stock HLS Fund

Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

24

Hartford Stock HLS Fund

Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

25

Hartford Stock HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,040.10	$2.58	$1,000.00	$1,022.27	$2.56	0.51%	181	365
Class IB	$1,000.00	$1,038.80	$3.84	$1,000.00	$1,021.03	$3.81	0.76	181	365

26

Hartford Stock HLS Fund

Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Foreign Investment Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Potential risks include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting and other reporting requirements, unfavorable changes in currency exchange rates, and economic and political disruptions.

27

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-S14 8-14 113554-3 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD TOTAL RETURN BOND HLS FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Total Return Bond HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Total Return Bond HLS Fund inception 08/31/1977

(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.

Performance Overview 6/30/04 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/14) (1) (2)

	6 Month†	1 Year	5 Years	10 Years
Total Return Bond IA	4.85%	6.60%	6.57%	4.80%
Total Return Bond IB	4.79%	6.35%	6.31%	4.54%
Barclays U.S. Aggregate Bond Index	3.93%	4.37%	4.85%	4.93%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of March 5, 2012, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Barclays U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the total annual operating expense ratios for Class IA and Class IB were 0.50% and 0.75%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Total Return Bond HLS Fund
Manager Discussion
June 30, 2014 (Unaudited)

Portfolio Managers
Joseph F. Marvan, CFA	Lucius T. Hill III	Campe Goodman, CFA
Senior Vice President and Fixed Income Portfolio Manager	Senior Vice President and Fixed Income Portfolio Manager	Senior Vice President and Fixed Income Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Total Return Bond HLS Fund returned 4.85% for the six-month period ended June 30, 2014, outperforming the Fund’s benchmark, the Barclays U.S. Aggregate Bond Index, which returned 3.93% for the same period. The Fund also outperformed the 4.05% average return of the Lipper Intermediate Investment Grade Debt Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global fixed income markets gained during the period as expectations of prolonged easy monetary policy by major central banks and an improving, albeit below-trend, macroeconomic environment suppressed volatility. Early in the period, emerging markets dominated headlines as economic and political developments sparked risk aversion across global markets, pushing bond prices higher and yields lower amid a flight to quality. Meanwhile, central bank policies diverged. The U.S. Federal Reserve began to wind down its quantitative easing program and the Bank of England started to prepare for interest rate rises. In contrast, the European Central Bank (ECB) announced a host of stimulus measures and the Bank of Japan maintained its easy monetary policy framework. European government bond yields fell sharply as the ECB loosened monetary policy further. In the U.S. and U.K., the Treasury curve flattened as markets braced themselves for the end of quantitative easing in these economies.

Globally, credit spread sectors posted positive absolute returns and outperformed duration-equivalent government bonds as credit spreads tightened. Most currencies appreciated versus the U.S. dollar with the notable exception of European currencies, which declined following the ECB’s easing measures.

The primary drivers of the Fund’s outperformance stemmed from its out-of-benchmark allocation to non-agency Mortgage Backed Securities (MBS), positioning within agency MBS, and an overweight to Commercial Mortgage Backed Securities (CMBS). The Fund’s security selection within investment grade corporates, particularly an overweight to Financials, also contributed significantly to outperformance during the period. In addition, exposure to bank loans and U.S. TIPS was favorable for relative results. The Fund’s allocation to non-dollar denominated debt, via currency forwards, futures, and options, contributed positively to performance during the period. On the other hand, the Fund’s high yield positioning detracted from relative performance; positive results from an allocation to BB rated high yield bonds were more than offset by the negative impact of high yield credit default swap index positions, which were used as a source of liquidity and to manage overall portfolio risk. Duration and yield curve positioning also detracted slightly from relative performance. Derivatives are also used to manage the duration positioning of the Fund.

What is the outlook?

We maintain a moderately procyclical risk posture as we see positive economic momentum in the U.S. heading into the second half of 2014.

We expect moderately stronger U.S. growth in the second half of 2014, underpinned by easing fiscal policy restraints and recovery in investment spending. We believe corporate and personal balance sheets are as strong as they have been in years. Although valuations in many fixed income sectors have risen closer to what we view as fair value, we believe easy monetary policy and positive economic growth will bode well for credit spreads.

We ended the period continuing to favor most credit sectors. This view is expressed mainly through allocations to BB rated high yield bonds and bank loans and an overweight to U.S. financials within investment-grade credit. Non-agency residential MBS still appear attractive to us against the backdrop of what appears to be an improving housing market. We ended the period with a neutral view on agency MBS as we believe they are slightly overvalued. Additionally, we continue to have an overweight to CMBS, and we favor high quality collateralized loan obligations (CLOs) due to what we view as compelling valuations.

After the first quarter set-back, we expect economic growth to pick up for the remainder of 2014. We also believe that inflation will rise from current levels. Therefore, we ended the period with a short duration bias.

3

Hartford Total Return Bond HLS Fund
Manager Discussion – (continued)
June 30, 2014 (Unaudited)

Diversification by Security Type
as of June 30, 2014
Category	Percentage of Net Assets
Equity Securities
Preferred Stocks	0.1%
Total	0.1%
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	28.5%
Corporate Bonds	29.3
Foreign Government Obligations	2.7
Municipal Bonds	1.3
Senior Floating Rate Interests	6.2
U.S. Government Agencies	40.5
U.S. Government Securities	19.4
Total	127.9%
Short-Term Investments	2.2%
Purchased Options	0.4
Other Assets and Liabilities	(30.6)
Total	100.0%

Credit Exposure
as of June 30, 2014

Credit Rating *	Percentage of Net Assets
Aaa / AAA	55.7
Aa / AA	25.3
A	6.8
Baa / BBB	20.9
Ba / BB	7.5
B	4.3
Caa / CCC or Lower	6.4
Not Rated	1.0
Non-Debt Securities and Other Short-Term Instruments	2.7
Other Assets and Liabilities	(30.6)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for several reasons, including access to information and materials provided by S&P and Moody's, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

4

Hartford Total Return Bond HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 28.5%
Finance and Insurance - 28.5%
	Captive Auto Finance - 1.2%
	Ally Automotive Receivables Trust
$5,675	3.38%, 09/15/2017 ■	$5,759
	CPS Automotive Trust
2,871	1.54%, 07/16/2018 ■	2,885
1,865	1.82%, 12/16/2019 ■	1,881
347	5.01%, 06/17/2019 ■	358
	Credit Acceptance Automotive Loan Trust
5,325	1.21%, 10/15/2020 ■	5,338
4,845	1.55%, 10/15/2021 ■	4,863
1,860	2.21%, 09/15/2020 ■	1,885
5,115	3.12%, 03/16/2020 ■	5,208
	Ford Credit Automotive Owner Trust
3,680	3.21%, 07/15/2017	3,770
	Ford Credit Floorplan Master Owner Trust
1,620	1.40%, 02/15/2019	1,619
	Prestige Automotive Receivables Trust
3,855	2.49%, 04/16/2018 ■	3,930
	Santander Drive Automotive Receivables Trust
3,456	3.89%, 07/17/2017	3,484
		40,980
	Captive Retail Finance - 0.3%
	CNH Equipment Trust
3,075	2.97%, 05/15/2017	3,159
	Springleaf Funding Trust
8,435	2.41%, 12/15/2022 ■	8,450
		11,609
	Consumer Lending - 0.1%
	Atlas Senior Loan Fund Ltd.
4,200	1.81%, 07/16/2026 ■Δ	4,200

	Other Financial Investment Activities - 2.8%
	American Money Management Corp
9,180	1.70%, 07/27/2026 ■○☼	9,161
	Apidos CLO
6,015	1.68%, 01/19/2025 ■Δ	6,010
10,915	1.71%, 04/17/2026 ■‡Δ	10,904
	Avalon IV Capital Ltd.
3,980	2.08%, 04/17/2023 ■Δ	4,005
	ING Investment Management CLO Ltd.
5,215	1.43%, 03/14/2022 ■Δ	5,179
10,895	1.74%, 04/18/2026 ■Δ	10,869
2,335	2.08%, 03/14/2022 ■Δ	2,330
	Magnetite CLO Ltd.
8,310	1.71%, 07/25/2026 ■○☼	8,306
6,540	1.71%, 04/15/2026 ■Δ	6,533
6,695	2.23%, 07/25/2026 ■○☼	6,695
	Neuberger Berman CLO XIV Ltd.
8,335	1.74%, 03/01/2026 ■‡Δ	8,335
	Neuberger Berman CLO XVI Ltd.
8,265	1.70%, 08/04/2025 ■○☼	8,265
	Seneca Park CLO Ltd.
7,360	1.70%, 07/17/2026 ■Δ	7,356
	Voya CLO Ltd.
2,915	1.68%, 07/17/2026 ■Δ	2,908
		96,856
	Real Estate Credit (Mortgage Banking) - 23.5%
	American Home Mortgage Assets Trust
2,415	1.06%, 10/25/2046 Δ	1,777
	Ares CLO Ltd.
9,030	1.08%, 04/20/2023 ■Δ	8,952
10,350	1.73%, 04/17/2026 ■Δ	10,350
	Aventura Mall Trust
4,465	3.74%, 12/05/2032 ■‡Δ	4,736
	Avery Point CLO Ltd.
10,050	1.75%, 04/25/2026 ■Δ	10,050
	Babson CLO Ltd.
2,330	1.72%, 07/12/2025 ■Δ	2,329
	Banc of America Commercial Mortgage, Inc.
4,790	5.18%, 09/10/2047 Δ	5,007
11,725	5.27%, 11/10/2042 Δ	11,937
	Banc of America Funding Corp.
853	0.38%, 02/20/2047 Δ	733
6,811	0.45%, 05/20/2047 ‡Δ	5,668
8,585	5.77%, 05/25/2037	7,302
378	5.85%, 01/25/2037	305
	BB-UBS Trust
2,790	3.43%, 11/05/2036 ■	2,766
	BCAP LLC Trust
1,392	0.32%, 01/25/2037 Δ	1,050
3,687	0.33%, 03/25/2037 Δ	3,006
	Bear Stearns Adjustable Rate Mortgage Trust
5,255	2.26%, 08/25/2035 ‡Δ	5,332
8,299	2.41%, 10/25/2035 ‡Δ	8,224
	Bear Stearns Alt-A Trust
776	0.53%, 05/25/2036 Δ	566
	Bear Stearns Commercial Mortgage Securities, Inc.
1,105	5.29%, 10/12/2042 Δ	1,092
5,790	5.41%, 12/11/2040	6,023
2,010	5.47%, 01/12/2045	2,214
3,018	5.69%, 06/11/2050	3,359
	Cal Funding II Ltd.
1,704	3.47%, 10/25/2027 ■	1,724
	Cent CLO L.P.
15,650	1.72%, 01/25/2026 - 07/27/2026 ■‡Δ	15,636
	CICF Funding Ltd.
11,095	1.66%, 04/18/2025 ■Δ	11,067
	Citigroup Commercial Mortgage Trust
3,480	3.09%, 04/10/2046 Δ	3,462
6,380	3.86%, 05/10/2047	6,657
7,405	4.02%, 03/10/2047	7,833
8,595	4.13%, 11/10/2046	9,189
6,460	6.14%, 12/10/2049 ‡Δ	7,233
	Citigroup/Deutsche Bank Commercial Mortgage Trust
4,720	5.30%, 01/15/2046 Δ	4,982
9,210	5.32%, 12/11/2049	10,020
	Commercial Mortgage Loan Trust
7,660	6.01%, 12/10/2049 Δ	8,439
	Commercial Mortgage Pass-Through Certificates
27,149	2.42%, 07/10/2046 ■►	1,390
650	2.85%, 10/15/2045	640
11,395	3.96%, 02/10/2047 - 03/10/2047	12,012
6,865	3.98%, 05/10/2047	7,238
3,555	4.02%, 07/10/2045	3,785
13,855	4.05%, 10/10/2046 - 04/10/2047	14,715
870	4.26%, 07/10/2045 ■Δ	803

The accompanying notes are an integral part of these financial statements.

5

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 28.5% - (continued)
Finance and Insurance - 28.5% - (continued)
	Real Estate Credit (Mortgage Banking) - 23.5% - (continued)
	Commercial Mortgage Pass-Through Certificates - (continued)
$7,693	5.75%, 06/10/2046 Δ	$8,246
	Commercial Mortgage Trust
9,845	3.42%, 03/10/2031 ■	10,000
1,705	4.26%, 07/10/2045 ■Δ	1,361
	Community or Commercial Mortgage Trust
4,660	3.21%, 03/10/2046 ‡	4,685
6,910	4.01%, 04/10/2047	7,303
7,050	4.24%, 07/10/2045 Δ	7,654
685	4.35%, 08/10/2030 ■	741
2,435	4.36%, 03/10/2046 ■Δ	1,592
	Countrywide Alternative Loan Trust
392	0.42%, 01/25/2036 Δ	348
3,542	0.47%, 11/25/2035 Δ	2,876
7,590	5.75%, 05/25/2036	6,377
	Countrywide Home Loans, Inc.
6,472	2.67%, 09/25/2047 Δ	5,770
1,169	2.73%, 04/20/2036 Δ	820
3,668	4.92%, 11/20/2035 Δ	3,373
5,732	5.75%, 08/25/2037	5,453
	Credit Suisse Mortgage Capital Certificates
6,686	5.47%, 09/15/2039 ‡	7,203
	CS First Boston Mortgage Securities Corp.
2,915	4.77%, 07/15/2037	2,991
6,530	4.88%, 04/15/2037 ‡	6,621
4,636	5.50%, 06/25/2035 ‡	4,472
	CW Capital Cobalt Ltd.
7,630	5.22%, 08/15/2048	8,146
	DBUBS Mortgage Trust
25,908	1.38%, 01/01/2021 ■►	779
	Downey S & L Assoc Mortgage Loan Trust
2,746	1.04%, 03/19/2046 Δ	2,117
	Fieldstone Mortgage Investment Corp.
3,611	0.42%, 05/25/2036 Δ	2,318
	First Franklin Mortgage Loan Trust
3,267	0.39%, 04/25/2036 Δ	2,109
	First Horizon Alternative Mortgage Securities
12,337	2.21%, 04/25/2036 ‡Δ	10,170
13,549	2.24%, 09/25/2035 ‡Δ	11,963
	First Investors Automotive Owner Trust
2,665	1.49%, 01/15/2020 ■	2,673
1,295	1.81%, 10/15/2018 ■	1,304
	Flagship Credit Automotive Trust
2,774	1.21%, 04/15/2019 ■	2,774
	GE Business Loan Trust
4,944	1.15%, 05/15/2034 ■Δ	3,839
	GE Capital Commercial Mortgage Corp.
2,220	5.31%, 11/10/2045 Δ	2,325
	GMAC Commercial Mortgage Securities, Inc.
3,146	5.24%, 11/10/2045 Δ	3,272
	GMAC Mortgage Corp. Loan Trust
89	2.91%, 04/19/2036 Δ	80
5,498	3.12%, 09/19/2035 Δ	5,164
	Grace Mortgage Trust
6,495	3.37%, 06/10/2028 ■	6,705
	Greenwich Capital Commercial Funding Corp.
5,940	5.74%, 12/10/2049	6,604
	GS Mortgage Securities Trust
10,982	1.87%, 08/10/2044 ■►	721
7,665	2.95%, 11/05/2034 ■	7,565
805	3.38%, 05/10/2045	832
7,300	3.55%, 04/10/2034 ■	7,563
1,580	3.67%, 04/10/2047 ■Δ	1,055
4,510	3.68%, 04/12/2047 Δ	4,704
6,920	3.86%, 06/10/2047	7,220
8,180	4.00%, 04/10/2047 Δ	8,646
3,750	4.24%, 08/10/2046	4,048
2,960	5.03%, 04/10/2047 ■Δ	2,795
	GSAA Home Equity Trust
14,777	0.23%, 02/25/2037 Δ	7,984
11,410	0.25%, 03/25/2037 Δ	6,063
2,486	0.31%, 07/25/2036 Δ	1,303
182	0.39%, 11/25/2036 Δ	108
4,336	5.98%, 06/25/2036	2,680
	GSAMP Trust
4,825	0.24%, 01/25/2037 Δ	2,818
	GSR Mortgage Loan Trust
6,268	2.66%, 01/25/2036 Δ	5,810
	Harborview Mortgage Loan Trust
5,220	0.34%, 01/19/2038 ‡Δ	4,500
7,843	0.38%, 05/19/2047 Δ	3,167
18,187	0.39%, 12/19/2036 ‡Δ	12,096
4,471	0.48%, 09/19/2035 Δ	3,424
	Hilton USA Trust
10,985	2.66%, 11/05/2030 ■‡	11,125
1,200	2.90%, 11/05/2030 ■Δ	1,205
	IndyMac Index Mortgage Loan Trust
4,276	0.43%, 07/25/2035 Δ	3,695
693	0.44%, 01/25/2036 Δ	469
9,635	0.55%, 07/25/2046 ‡Δ	5,121
1,682	2.45%, 08/25/2035 Δ	1,321
10,646	2.52%, 03/25/2036 Δ	8,422
2,646	2.53%, 01/25/2036 Δ	2,486
1,539	2.62%, 12/25/2036 Δ	1,354
	JP Morgan Chase Commercial Mortgage Securities Corp.
8,868	1.65%, 02/12/2051 ‡Δ	8,545
2,070	2.75%, 10/15/2045 ■	1,573
1,365	2.83%, 10/15/2045	1,347
1,455	3.91%, 05/05/2030 ■Δ	1,517
1,676	4.43%, 12/15/2047 ■Δ	1,452
700	4.67%, 10/15/2045 ■Δ	694
16,181	5.24%, 01/12/2043 - 12/15/2044 ‡Δ	16,940
6,282	5.70%, 02/12/2049 Δ	6,929
3,425	5.72%, 02/15/2051	3,772
	JP Morgan Mortgage Trust
738	2.60%, 04/25/2037 Δ	638
4,640	2.61%, 05/25/2036 Δ	4,280
3,256	2.76%, 09/25/2035 Δ	3,125
	JPMBB Commercial Mortgage Securities Trust
6,970	4.00%, 04/15/2047	7,362
2,560	4.20%, 01/15/2047	2,753
	LB-UBS Commercial Mortgage Trust
2,856	5.84%, 06/15/2038 Δ	3,083
10,852	5.86%, 07/15/2040 ‡	11,628
1,085	6.15%, 04/15/2041 Δ	1,234

The accompanying notes are an integral part of these financial statements.

6

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 28.5% - (continued)
Finance and Insurance - 28.5% - (continued)
	Real Estate Credit (Mortgage Banking) - 23.5% - (continued)
	LCM Ltd.
$1,345	2.13%, 04/15/2022 ■Δ	$1,330
	Lehman Brothers Small Balance Commercial
1,095	5.52%, 09/25/2030 ■Δ	1,102
	Lehman XS Trust
2,793	0.36%, 07/25/2046 Δ	2,182
	Limerock CLO
11,335	1.73%, 04/18/2026 ■Δ	11,335
	Luminent Mortgage Trust
3,957	0.35%, 02/25/2046 Δ	2,985
2,560	0.41%, 11/25/2035 Δ	2,306
	Madison Park Funding Ltd.
6,520	1.68%, 01/19/2025 ■Δ	6,504
9,860	1.72%, 07/20/2026 ■Δ	9,860
	Merrill Lynch Mortgage Investors Trust
157	2.57%, 12/25/2035 Δ	150
1,659	2.58%, 07/25/2035 Δ	1,431
2,125	2.78%, 03/25/2036 Δ	1,476
	Merrill Lynch/Countrywide Commercial Mortgage Trust
6,183	5.38%, 08/12/2048 ‡	6,671
2,285	5.42%, 08/12/2048	2,451
4,830	5.70%, 09/12/2049	5,366
6,505	5.74%, 06/12/2050 Δ	7,181
	Morgan Stanley ABS Capital I
5,137	0.30%, 06/25/2036 Δ	3,887
	Morgan Stanley BAML Trust
1,530	4.06%, 02/15/2047	1,623
	Morgan Stanley Capital I
99,432	0.92%, 09/15/2047 ■►	2,003
1,545	4.99%, 08/13/2042	1,587
1,659	5.20%, 11/14/2042 Δ	1,720
920	5.40%, 10/12/2052 ■Δ	936
756	5.65%, 10/15/2042 Δ	797
10,889	5.69%, 04/15/2049 ‡Δ	12,007
	Morgan Stanley Capital Investments
4,866	5.81%, 12/12/2049	5,419
	Morgan Stanley Mortgage Loan Trust
2,492	0.32%, 05/25/2036 - 11/25/2036 Δ	1,134
	Morgan Stanley Re-Remic Trust
6,617	5.80%, 08/12/2045 - 08/15/2045 ■‡Δ	7,306
	National Credit Union Administration
1,672	1.84%, 10/07/2020 Δ	1,687
	NYLIM Flatiron CLO Ltd.
2,210	2.13%, 07/17/2026 ■○☼	2,210
	OHA Credit Partners Ltd.
3,030	1.62%, 07/20/2026 ■Δ	3,030
	OZLM Funding Ltd.
10,530	1.73%, 04/17/2026 ■Δ	10,529
	RBSGC Mortage Pass Through Certificates
6,577	6.25%, 01/25/2037	6,170
	Residential Accredit Loans, Inc.
448	0.37%, 02/25/2046 Δ	219
999	0.92%, 09/25/2046 Δ	685
9,121	1.42%, 11/25/2037 ‡Δ	5,714
	Residential Asset Securitization Trust
3,407	0.60%, 03/25/2035 Δ	2,704
1,725	6.25%, 11/25/2036	1,321
	Residential Funding Mortgage Securities
585	3.04%, 04/25/2037 Δ	513
	Securitized Asset Backed Receivables LLC
574	0.24%, 07/25/2036 Δ	273
	Sequoia Mortgage Trust
957	2.55%, 07/20/2037 Δ	793
	Shackleton CLO Ltd.
7,325	0.05%, 07/17/2026 ■○☼	7,280
	Soundview Home Equity Loan Trust, Inc.
3,225	0.33%, 07/25/2037 Δ	1,980
6,645	0.40%, 06/25/2036 ‡Δ	5,344
	Springleaf Mortgage Loan Trust
6,285	3.52%, 12/25/2065 ■	6,419
	Structured Adjustable Rate Mortgage Loan Trust
1,642	0.45%, 09/25/2034 Δ	1,457
	Structured Asset Mortgage Investments, Inc.
3,340	0.37%, 05/25/2046 Δ	1,968
	Symphony CLO Ltd.
8,660	1.48%, 07/14/2026 ■Δ	8,660
	UBS-Barclays Commercial Mortgage Trust
9,150	3.18%, 03/10/2046 Δ	9,151
2,090	4.09%, 03/10/2046 ■Δ	1,911
	Wachovia Bank Commercial Mortgage Trust
2,130	5.59%, 03/15/2042 ■Δ	2,126
	Wells Fargo Alternative Loan Trust
5,953	6.25%, 11/25/2037	5,629
	Wells Fargo Commercial Mortgage Trust
6,965	2.92%, 10/15/2045 ‡	6,902
6,980	3.82%, 08/15/2050	7,253
	Wells Fargo Mortgage Backed Securities Trust
1,980	5.19%, 10/25/2035 Δ	1,984
	WF-RBS Commercial Mortgage Trust
175	3.44%, 04/15/2045	181
120	3.88%, 08/15/2046	127
11,685	4.00%, 05/15/2047	12,311
8,639	4.10%, 03/15/2047	9,184
550	4.90%, 06/15/2044 ■	620
2,780	5.00%, 06/15/2044 ■	2,610
1,045	5.56%, 04/15/2045 ■Δ	1,102
		827,799
	Whole Loan Residential - 0.6%
	Dryden Senior Loan Fund
10,915	1.59%, 04/18/2026 ■Δ	10,838
10,870	1.71%, 07/15/2026 ■Δ	10,859
		21,697
		1,003,141
	Total Asset and Commercial Mortgage Backed Securities
	(Cost $978,239)	$1,003,141

Corporate Bonds - 29.3%
Administrative Waste Management and Remediation - 0.1%
	Investigation and Security Services - 0.1%
	ADT (The) Corp.
$2,045	6.25%, 10/15/2021	$2,168

The accompanying notes are an integral part of these financial statements.

7

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 29.3% - (continued)
Administrative Waste Management and Remediation - 0.1% - (continued)
	Waste Treatment and Disposal - 0.0%
	Clean Harbors, Inc.
$345	5.13%, 06/01/2021	$353
1,385	5.25%, 08/01/2020	1,428
		1,781
		3,949
Agriculture, Forestry, Fishing and Hunting - 0.0%
	Timber Tract Operations - 0.0%
	Weyerhaeuser Co.
200	7.38%, 10/01/2019	246

Air Transportation - 0.1%
	Scheduled Air Transportation - 0.1%
	Continental Airlines, Inc.
4,440	4.00%, 10/29/2024 ‡	4,529

Arts, Entertainment and Recreation - 2.0%
	Cable and Other Subscription Programming - 1.4%
	CCO Holdings LLC
80	5.13%, 02/15/2023	80
65	5.25%, 09/30/2022	66
385	5.75%, 09/01/2023	399
	Comcast Corp.
1,720	4.75%, 03/01/2044	1,819
425	5.70%, 07/01/2019	498
	DirecTV Holdings LLC
2,550	1.75%, 01/15/2018	2,554
2,275	2.40%, 03/15/2017	2,343
4,000	5.00%, 03/01/2021 ‡	4,465
	Numericable Group S.A.
645	4.88%, 05/15/2019 ■	662
	Time Warner Entertainment Co., L.P.
8,255	8.38%, 03/15/2023 - 07/15/2033 ‡	12,102
	Time Warner, Inc.
4,835	2.10%, 06/01/2019	4,810
2,540	3.40%, 06/15/2022	2,574
2,550	4.75%, 03/29/2021	2,828
3,800	6.10%, 07/15/2040 ‡	4,461
2,700	6.50%, 11/15/2036	3,304
	Viacom, Inc.
7,000	5.63%, 09/15/2019 ‡	8,072
		51,037
	Gambling Industries - 0.0%
	GLP Capital L.P./Financing II, Inc.
250	4.88%, 11/01/2020 ■	257

	Newspaper, Periodical, Book and Database Publisher - 0.4%
	Gannett Co., Inc.
4,570	5.13%, 10/15/2019 - 07/15/2020 ■‡	4,725
	News America, Inc.
5,500	6.15%, 03/01/2037 ‡	6,613
1,675	6.20%, 12/15/2034	2,051
		13,389
	Radio and Television Broadcasting - 0.2%
	Grupo Televisa SAB
1,260	5.00%, 05/13/2045	1,262
	NBC Universal Media LLC
4,390	5.95%, 04/01/2041	5,390
		6,652
		71,335
Beverage and Tobacco Product Manufacturing - 0.1%
	Beverage Manufacturing - 0.0%
	Molson Coors Brewing Co.
1,825	3.50%, 05/01/2022	1,845

	Tobacco Manufacturing - 0.1%
	Altria Group, Inc.
1,203	10.20%, 02/06/2039	2,042

		3,887
Chemical Manufacturing - 0.6%
	Agricultural Chemical Manufacturing - 0.4%
	CF Industries Holdings, Inc.
7,270	5.15%, 03/15/2034	7,745
	Monsanto Co.
5,000	2.13%, 07/15/2019	5,012
180	2.75%, 07/15/2021	180
		12,937
	Basic Chemical Manufacturing - 0.2%
	Dow Chemical Co.
5,300	8.55%, 05/15/2019 ‡	6,812

		19,749
Computer and Electronic Product Manufacturing - 0.5%
Computer and Peripheral Equipment Manufacturing - 0.5%
	Apple, Inc.
5,225	2.85%, 05/06/2021	5,270
	SBA Tower Trust
5,620	2.93%, 12/15/2017 ■‡	5,727
7,645	3.60%, 04/15/2043 ■‡	7,690
		18,687
Construction - 0.1%
	Residential Building Construction - 0.1%
	Lennar Corp.
1,805	4.50%, 06/15/2019	1,848

Finance and Insurance - 14.6%
	Agencies, Brokerages and Other Insurance - 0.1%
	Marsh & McLennan Cos., Inc.
3,040	2.55%, 10/15/2018	3,107

	Commercial Banking - 1.7%
	Barclays Bank plc
16,740	6.05%, 12/04/2017 ■‡	18,990
	BNP Paribas
7,005	2.38%, 09/14/2017 ‡	7,173
	Credit Suisse Group AG
5,492	6.25%, 12/18/2024 ■♠Δ	5,527
	Credit Suisse New York
10,355	1.38%, 05/26/2017	10,388
	State Street Corp.
8,035	4.96%, 03/15/2018	8,815

The accompanying notes are an integral part of these financial statements.

8

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 29.3% - (continued)
Finance and Insurance - 14.6% - (continued)
		Commercial Banking - 1.7% - (continued)
		Sumitomo Mitsui Financial Group, Inc.
	$9,125	4.44%, 04/02/2024 ■	$9,536
			60,429
		Consumer Lending - 0.1%
		Minerva Luxembourg S.A.
	1,645	7.75%, 01/31/2023 ■	1,760

		Depository Credit Banking - 2.8%
		Aquarius Invest. plc Swiss Reinsurance Co., Ltd.
	425	6.38%, 09/01/2024 §	455
		Bank of America Corp.
	7,005	4.00%, 04/01/2024	7,149
	450	4.88%, 04/01/2044	464
	535	5.13%, 06/17/2019 ♠	533
	3,330	5.88%, 01/05/2021 ‡	3,896
		Citigroup, Inc.
	2,175	1.30%, 04/01/2016	2,188
	1,850	1.70%, 07/25/2016	1,874
	2,200	2.50%, 09/26/2018	2,236
	4,150	4.59%, 12/15/2015 ‡	4,375
	1,427	4.88%, 05/07/2015	1,478
	205	5.30%, 05/06/2044	214
	3,570	5.50%, 09/13/2025 ‡	3,982
	10,205	6.68%, 09/13/2043 ‡	12,704
	2,699	8.50%, 05/22/2019	3,450
		Fifth Third Bancorp
	375	4.90%, 09/30/2019 ♠	373
		HSBC Holdings plc
	2,965	4.25%, 03/14/2024	3,051
	1,800	5.25%, 03/14/2044	1,928
	1,765	6.50%, 09/15/2037	2,176
	8,500	6.80%, 06/01/2038 ‡	10,845
		PNC Bank NA
	2,235	6.00%, 12/07/2017	2,560
	1,874	6.88%, 04/01/2018	2,210
		PNC Financial Services Group, Inc.
	6,000	3.90%, 04/29/2024	6,114
		PNC Funding Corp.
	705	5.25%, 11/15/2015	748
		UNIQA Insurance Group AG
EUR	300	6.88%, 07/31/2043 §	476
		Wells Fargo & Co.
	2,750	2.13%, 04/22/2019	2,760
	4,165	3.45%, 02/13/2023 ‡	4,145
	3,240	4.10%, 06/03/2026	3,281
	9,570	4.13%, 08/15/2023 ‡	9,941
	4,250	5.38%, 11/02/2043 ‡	4,675
			100,281
		Insurance and Employee Benefit Funds - 0.0%
		NN Group N.V.
EUR	250	4.63%, 04/08/2044 §	357

		Insurance Carriers - 1.3%
		Aetna, Inc.
	3,500	2.20%, 03/15/2019	3,509
		American International Group, Inc.
	375	8.18%, 05/15/2058	517
		AXA S.A.
	220	6.46%, 12/14/2018 §♠	236
		Mapfre S.A.
	250	5.92%, 07/24/2037	365
		Massachusetts Mutual Life Insurance Co.
	$2,818	8.88%, 06/01/2039 ■‡	4,488
		MetLife Global Funding I
	5,240	2.30%, 04/10/2019 ■	5,294
		MetLife, Inc.
	2,675	4.37%, 09/15/2023	2,870
		Nationwide Mutual Insurance Co.
	5,925	9.38%, 08/15/2039 ■‡	9,221
		Pacific Life Insurance Co.
	325	9.25%, 06/15/2039 ■	500
		Prudential Financial, Inc.
	650	4.60%, 05/15/2044	655
		Teachers Insurance & Annuity Association of America
	5,748	6.85%, 12/16/2039 ■‡	7,666
		Wellpoint, Inc.
	2,920	1.88%, 01/15/2018	2,940
	2,670	2.30%, 07/15/2018	2,720
	3,350	5.10%, 01/15/2044	3,648
			44,629
		International Trade Financing (Foreign Banks) - 1.7%
		BPCE S.A.
	250	0.83%, 06/23/2017 Δ	250
	5,715	2.50%, 12/10/2018 ‡	5,793
EUR	400	4.63%, 07/18/2023 §	617
	6,235	5.15%, 07/21/2024 ■	6,582
	5,730	5.70%, 10/22/2023 ■‡	6,309
		Royal Bank of Scotland Group plc
	7,875	2.55%, 09/18/2015 ‡	8,037
	10,850	5.13%, 05/28/2024	11,017
	4,590	6.13%, 12/15/2022 ‡	5,020
	850	9.50%, 03/16/2022 §	997
		Santander U.S. Debt S.A.
	8,000	3.72%, 01/20/2015 ■‡	8,119
		Societe Generale
	2,620	6.00%, 01/27/2020 ■♠	2,581
	475	7.88%, 12/18/2023 ■♠	506
	1,250	8.25%, 11/29/2018 §♠	1,360
		Standard Chartered plc
	975	4.00%, 07/12/2022 §	1,008
		TSMC Global Ltd.
	1,665	1.63%, 04/03/2018 ■	1,641
			59,837
		Nondepository Credit Banking - 1.5%
		Capital One Financial Corp.
	260	2.45%, 04/24/2019	262
	4,000	6.15%, 09/01/2016 ‡	4,427
		CIT Group, Inc.
	630	5.00%, 05/15/2017 - 08/01/2023	647
	3,108	5.50%, 02/15/2019 ■	3,368
	1,175	6.63%, 04/01/2018 ■	1,319
		Discover Financial Services
	5,970	5.20%, 04/27/2022 ‡	6,626
		Ford Motor Credit Co. LLC
	2,245	5.00%, 05/15/2018	2,497
	4,785	5.88%, 08/02/2021 ‡	5,618
	475	6.63%, 08/15/2017	547

The accompanying notes are an integral part of these financial statements.

9

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 29.3% - (continued)
Finance and Insurance - 14.6% - (continued)
	Nondepository Credit Banking - 1.5% - (continued)
	General Electric Capital Corp.
$550	4.63%, 01/07/2021	$613
4,475	4.65%, 10/17/2021	4,976
9,925	5.30%, 02/11/2021 ‡	11,286
3,900	6.25%, 12/15/2022 ‡♠	4,339
	SLM Corp.
1,590	5.50%, 01/15/2019	1,689
1,915	7.25%, 01/25/2022	2,118
2,830	8.45%, 06/15/2018	3,347
		53,679
	Other Financial Investment Activities - 0.0%
	CNH Industrial Capital LLC
375	3.38%, 07/15/2019 ■	372

	Real Estate Investment Trust (REIT) - 1.7%
	Brandywine Operating Partnership L.P.
6,200	3.95%, 02/15/2023 ‡	6,241
	HCP, Inc.
3,810	4.25%, 11/15/2023 ‡	3,960
4,825	6.00%, 01/30/2017	5,401
	Health Care REIT, Inc.
2,260	4.13%, 04/01/2019	2,431
8,600	4.50%, 01/15/2024 ‡	9,062
	Kimco Realty Corp.
8,525	3.13%, 06/01/2023 ‡	8,202
1,390	4.30%, 02/01/2018	1,507
	Liberty Property L.P.
2,165	3.38%, 06/15/2023	2,101
1,930	4.13%, 06/15/2022	2,009
	Realty Income Corp.
3,966	3.25%, 10/15/2022 ‡	3,882
3,605	4.65%, 08/01/2023	3,871
	UDR, Inc.
1,845	3.70%, 10/01/2020	1,935
	Ventas Realty L.P.
3,425	2.70%, 04/01/2020	3,409
6,400	3.25%, 08/15/2022 ‡	6,327
		60,338
	Securities and Commodity Contracts and Brokerage - 3.7%
	Bear Stearns & Co., Inc.
4,392	5.55%, 01/22/2017 ‡	4,841
	Goldman Sachs Group, Inc.
100	3.85%, 07/08/2024 ☼	100
1,675	4.00%, 03/03/2024	1,705
1,635	4.80%, 07/08/2044 ☼	1,627
5,805	5.75%, 01/24/2022 ‡	6,718
6,637	6.00%, 06/15/2020 ‡	7,736
4,400	6.45%, 05/01/2036 ‡	5,138
6,350	6.75%, 10/01/2037 ‡	7,639
	JP Morgan Chase & Co.
3,945	3.38%, 05/01/2023 ‡	3,872
6,120	4.35%, 08/15/2021 ‡	6,627
520	5.00%, 07/01/2019 ♠	518
9,885	5.63%, 08/16/2043 ‡	11,174
6,375	6.00%, 01/15/2018 ‡	7,300
	Merrill Lynch & Co., Inc.
3,006	5.70%, 05/02/2017	3,336
19,825	6.05%, 05/16/2016 ‡	21,563
5,580	7.75%, 05/14/2038 ‡	7,665
	Morgan Stanley
4,425	2.13%, 04/25/2018 ‡	4,474
3,685	4.88%, 11/01/2022 ‡	3,956
250	5.45%, 07/15/2019 ♠	255
2,750	5.75%, 01/25/2021	3,194
13,675	6.25%, 08/28/2017 ‡	15,585
1,600	7.30%, 05/13/2019	1,956
	UBS AG Stamford CT
1,600	7.63%, 08/17/2022	1,927
		128,906
		513,695
Food Manufacturing - 0.1%
	Bakeries and Tortilla Manufacturing - 0.1%
	Grupo Bimbo S.A.B. de C.V.
4,485	4.88%, 06/27/2044 ■	4,383

Health Care and Social Assistance - 1.0%
	Drugs and Druggists' Sundries Merchant Wholesalers - 0.1%
	McKesson Corp.
1,845	3.80%, 03/15/2024	1,886

	General Medical and Surgical Hospitals - 0.4%
	Community Health Systems, Inc.
805	5.13%, 08/01/2021 ■	825
	HCA, Inc.
4,160	6.50%, 02/15/2020 ‡	4,680
	Memorial Sloan-Kettering Cancer Center
4,710	5.00%, 07/01/2042 ‡	5,139
	Tenet Healthcare Corp.
3,695	6.00%, 10/01/2020	4,009
		14,653
	Health and Personal Care Stores - 0.3%
	CVS Caremark Corp.
7,798	8.35%, 07/10/2031 ■‡	10,275

	Individual and Family Services - 0.0%
	Wellcare Health Plans, Inc.
720	5.75%, 11/15/2020	767

	Pharmaceutical and Medicine Manufacturing - 0.2%
	Amgen, Inc.
520	0.83%, 05/22/2019 Δ	521
	Gilead Sciences, Inc.
4,295	3.70%, 04/01/2024 ‡	4,407
	Mylan, Inc.
490	6.00%, 11/15/2018 ■	513
	Warner Chilcott plc
475	7.75%, 09/15/2018	499
		5,940
		33,521
Information - 2.5%
	Cable and Other Program Distribution - 0.4%
	Cox Communications, Inc.
10,095	2.95%, 06/30/2023 ■‡	9,583
	DISH DBS Corp.
2,785	7.88%, 09/01/2019	3,307
		12,890

The accompanying notes are an integral part of these financial statements.

10

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 29.3% - (continued)
Information - 2.5% - (continued)
	Data Processing Services - 0.1%
	Audatex North America, Inc.
$1,850	6.00%, 06/15/2021 ■	$1,975
	First Data Corp.
250	6.75%, 11/01/2020 ■	271
400	12.63%, 01/15/2021	492
		2,738
	Satellite Telecommunications - 0.0%
	Inmarsat Finance plc
890	4.88%, 05/15/2022 ■	899

	Software Publishers - 0.1%
	Activision Blizzard, Inc.
4,365	5.63%, 09/15/2021 ■	4,703

	Telecommunications - Other - 0.3%
	Sprint Communications, Inc.
2,370	7.00%, 03/01/2020 ■	2,725
1,706	9.00%, 11/15/2018 ■	2,069
	Telefonica Emisiones SAU
1,775	3.99%, 02/16/2016	1,858
	Wind Acquisition Finance S.A.
1,240	4.75%, 07/15/2020 ■☼	1,249
2,275	7.25%, 02/15/2018 ■	2,404
		10,305
	Telecommunications - Wired Carriers - 0.3%
	AT&T, Inc.
7,200	4.80%, 06/15/2044	7,350
	Unitymedia Hessen GmbH & Co.
1,650	5.50%, 01/15/2023 ■	1,708
1,814	7.50%, 03/15/2019 ■	1,936
		10,994
	Telecommunications - Wireless Carriers - 0.2%
	T-Mobile USA, Inc.
1,315	5.25%, 09/01/2018	1,381
1,995	6.46%, 04/28/2019	2,100
860	6.63%, 04/28/2021	931
	Vimpelcom Holdings
3,915	5.95%, 02/13/2023 ■	3,861
		8,273
	Wireless Communications Services - 1.1%
	Verizon Communications, Inc.
5,620	3.65%, 09/14/2018 ‡	6,010
9,770	5.15%, 09/15/2023 ‡	10,934
5,020	6.40%, 02/15/2038 ‡	6,131
12,485	6.55%, 09/15/2043 ‡	15,712
		38,787
		89,589
Machinery Manufacturing - 0.4%
	Agriculture, Construction, Mining and Machinery - 0.1%
	Case New Holland Industrial, Inc.
2,301	7.88%, 12/01/2017	2,680

	Other General Purpose Machinery Manufacturing - 0.3%
	Hutchison Whampoa International Ltd.
10,000	2.00%, 11/08/2017 ■‡	10,090

		12,770
Mining - 0.2%
	Coal Mining - 0.1%
	Peabody Energy Corp.
2,385	6.50%, 09/15/2020	2,403

	Metal Ore Mining - 0.1%
	Barrick North America Finance LLC
250	4.40%, 05/30/2021	261
	Glencore Funding LLC
4,580	1.70%, 05/27/2016 ■‡	4,622
		4,883
	Nonmetallic Mineral Mining and Quarrying - 0.0%
	FMG Resources Aug 2006
1,020	6.88%, 04/01/2022 ■	1,094

		8,380
Miscellaneous Manufacturing - 0.0%
	Aerospace Product and Parts Manufacturing - 0.0%
	Triumph Group, Inc.
1,115	5.25%, 06/01/2022 ■	1,118

Motor Vehicle and Parts Manufacturing - 0.4%
	Motor Vehicle Manufacturing - 0.4%
	Chrysler Group LLC
900	8.00%, 06/15/2019	977
	General Motors Financial Co., Inc.
8,360	4.75%, 08/15/2017 ‡	8,893
1,720	6.25%, 10/02/2043 ■	1,974
	General Motors, Inc.
500	3.50%, 10/02/2018 ■	511
		12,355
	Motor Vehicle Parts Manufacturing - 0.0%
	TRW Automotive, Inc.
450	7.25%, 03/15/2017 ■	512

		12,867
Petroleum and Coal Products Manufacturing - 2.3%
	Natural Gas Distribution - 0.3%
	Williams Partners L.P.
6,085	3.90%, 01/15/2025	6,113
5,085	4.30%, 03/04/2024 ‡	5,303
		11,416
	Oil and Gas Extraction - 1.6%
	Anadarko Petroleum Corp.
3,315	6.38%, 09/15/2017	3,817
	Cenovus Energy, Inc.
9,000	5.20%, 09/15/2043 ‡	9,909
	Cimarex Energy Co.
815	4.38%, 06/01/2024	830
	CNPC General Capital
9,060	1.45%, 04/16/2016 ■‡	9,072
	Denbury Resources, Inc.
810	5.50%, 05/01/2022	828
	EDC Finance Ltd.
3,135	4.88%, 04/17/2020 ■	3,064
	Enable Midstream Partners L.P.
80	5.00%, 05/15/2044 ■	81
	Harvest Operations Corp.
1,695	6.88%, 10/01/2017	1,839

The accompanying notes are an integral part of these financial statements.

11

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 29.3% - (continued)
Petroleum and Coal Products Manufacturing - 2.3% - (continued)
	Oil and Gas Extraction - 1.6% - (continued)
	Lukoil International Finance B.V.
$8,525	3.42%, 04/24/2018 ■‡	$8,461
475	6.13%, 11/09/2020 §	514
	Nexen, Inc.
1,185	7.50%, 07/30/2039	1,604
	Pemex Project Funding Master Trust
5,805	6.63%, 06/15/2035 ‡	6,835
	Petrobras Global Finance Co.
3,810	3.00%, 01/15/2019	3,740
	Petrobras International Finance Co.
850	5.38%, 01/27/2021	886
	Pioneer Natural Resources Co.
660	6.65%, 03/15/2017	751
2,090	7.50%, 01/15/2020	2,579
	Plains Exploration & Production Co.
1,375	6.63%, 05/01/2021	1,538
450	6.88%, 02/15/2023	527
		56,875
	Petroleum and Coal Products Manufacturing - 0.3%
	Hess Corp.
3,575	1.30%, 06/15/2017	3,581
	Tesoro Corp.
250	5.13%, 04/01/2024	253
	Valero Energy Corp.
4,391	9.38%, 03/15/2019 ‡	5,764
		9,598
	Support Activities For Mining - 0.1%
	Transocean, Inc.
1,850	6.38%, 12/15/2021	2,140
250	6.80%, 03/15/2038	285
		2,425
		80,314
Pipeline Transportation - 1.1%
	Pipeline Transportation of Natural Gas - 1.1%
	El Paso Corp.
2,075	7.00%, 06/15/2017	2,342
	Energy Transfer Equity L.P.
3,965	3.60%, 02/01/2023 ‡	3,929
9,305	5.95%, 10/01/2043 ‡	10,537
6,110	6.50%, 02/01/2042 ‡	7,297
3,137	7.50%, 10/15/2020	3,623
	Kinder Morgan Energy Partners L.P.
8,115	5.50%, 03/01/2044 ‡	8,566
	Kinder Morgan Finance Co.
1,305	6.00%, 01/15/2018 ■	1,426
	Southern Star Central Corp.
160	5.13%, 07/15/2022 ■	161
		37,881
Plastics and Rubber Products Manufacturing - 0.0%
	Rubber Product Manufacturing - 0.0%
	Continental Rubber of America Corp.
475	4.50%, 09/15/2019 ■	503

Primary Metal Manufacturing - 0.1%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.1%
	ArcelorMittal
2,975	9.50%, 02/15/2015	3,120
	United States Steel Corp.
1,265	7.38%, 04/01/2020	1,395
		4,515
Rail Transportation - 0.1%
	Rail Transportation - 0.1%
	Canadian Pacific Railway Co.
1,780	9.45%, 08/01/2021	2,461

Real Estate, Rental and Leasing - 1.2%
	Activities Related To Real Estate - 0.1%
	Duke Realty L.P.
4,000	3.63%, 04/15/2023 ‡	3,967

	Automotive Equipment Rental and Leasing - 0.1%
	Ryder System, Inc.
2,560	2.55%, 06/01/2019	2,591

	General Rental Centers - 0.2%
	ERAC USA Finance Co.
2,735	2.35%, 10/15/2019 ■	2,731
4,295	6.38%, 10/15/2017 ■	4,940
		7,671
	Industrial Machinery and Equipment Rental and Leasing - 0.3%
	GATX Corp.
400	2.50%, 07/30/2019	402
475	3.50%, 07/15/2016	498
	International Lease Finance Corp.
6,640	5.88%, 04/01/2019 ‡	7,304
2,500	6.75%, 09/01/2016 ■	2,769
		10,973
	Lessors of Real Estate - 0.5%
	American Tower Corp.
950	5.00%, 02/15/2024	1,032
	ProLogis L.P.
16,575	3.35%, 02/01/2021 ‡	16,817
		17,849
		43,051
Retail Trade - 0.6%
	Automobile Dealers - 0.0%
	Jaguar Land Rover plc
875	8.13%, 05/15/2021 ■	984

	Automotive Parts, Accessories and Tire Stores - 0.2%
	AutoZone, Inc.
5,900	3.70%, 04/15/2022 ‡	6,072
	O'Reilly Automotive, Inc.
50	3.85%, 06/15/2023	51
		6,123
	Building Material and Supplies Dealers - 0.1%
	Building Materials Corp.
219	6.75%, 05/01/2021 ■	236
1,962	7.50%, 03/15/2020 ■	2,090
	Home Depot, Inc.
265	4.20%, 04/01/2043	259
		2,585

The accompanying notes are an integral part of these financial statements.

12

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 29.3% - (continued)
Retail Trade - 0.6% - (continued)
		Clothing Stores - 0.1%
		Carter's, Inc.
	$2,645	5.25%, 08/15/2021 ■	$2,758

		Electronics and Appliance Stores - 0.1%
		Arcelik AS
	2,810	5.00%, 04/03/2023 ■	2,701

		Other General Merchandise Stores - 0.1%
		Wal-Mart Stores, Inc.
	4,235	4.30%, 04/22/2044	4,277

		Other Miscellaneous Store Retailers - 0.0%
		Sotheby's
	2,390	5.25%, 10/01/2022 ■	2,324

			21,752
Truck Transportation - 0.2%
		Specialized Freight Trucking - 0.2%
		Penske Truck Leasing Co.
	1,770	2.50%, 06/15/2019 ■	1,773
	3,575	2.88%, 07/17/2018 ■	3,660
	2,762	4.88%, 07/11/2022 ■	3,022
			8,455
Utilities - 1.0%
		Electric Generation, Transmission and Distribution - 1.0%
		AES (The) Corp.
	460	5.50%, 03/15/2024	470
	890	9.75%, 04/15/2016	1,008
		Appalachian Power Co.
	95	4.40%, 05/15/2044	95
		Calpine Corp.
	3,203	7.50%, 02/15/2021 ■	3,475
		CenterPoint Energy, Inc.
	4,175	6.85%, 06/01/2015 ‡	4,406
		Dolphin Subsidiary II, Inc.
	2,925	7.25%, 10/15/2021	3,218
		EDP Finance B.V.
	830	5.25%, 01/14/2021 ■	880
		MidAmerican Energy Holdings Co.
	7,665	8.48%, 09/15/2028 ‡	11,182
		Pacific Gas & Electric Co.
	1,665	3.75%, 02/15/2024	1,721
	3,700	8.25%, 10/15/2018 ‡	4,623
		Xcel Energy, Inc.
	3,100	6.50%, 07/01/2036	4,048
			35,126
		Total Corporate Bonds
		(Cost $976,375)	$1,034,611

Foreign Government Obligations - 2.7%
		Brazil - 0.6%
		Brazil (Federative Republic of)
	$5,525	4.88%, 01/22/2021 ‡	$6,022
BRL	26,601	6.00%, 05/15/2045 ◄	11,814
BRL	9,119	10.00%, 01/01/2017	3,989
			21,825

		Colombia - 0.2%
		Colombia (Republic of)
COP	6,791,244	3.50%, 04/17/2019 ◄	3,698
COP	7,311,300	7.00%, 05/04/2022	3,996
			7,694
		Japan - 1.1%
		Japan (Government of)
JPY	3,674,471	0.10%, 09/10/2023 ◄	39,353

		Latvia - 0.0%
		Latvia (Republic of)
	$400	2.75%, 01/12/2020 §	395

		Mexico - 0.4%
		Mexico (United Mexican States)
MXN	48,349	2.00%, 06/09/2022 ◄	3,713
	5,934	4.75%, 03/08/2044	6,053
MXN	43,449	8.00%, 12/07/2023	3,912
			13,678
		Peru - 0.2%
		Peru (Republic of)
PEN	17,775	8.20%, 08/12/2026	7,758

		Russia - 0.2%
		Russia (Federation of)
	$1,000	3.63%, 04/29/2015 §	1,017
RUB	133,475	8.15%, 02/03/2027 Δ	3,865
			4,882
		Total Foreign Government Obligations
		(Cost $89,369)	$95,585

Municipal Bonds - 1.3%
		General Obligations - 0.5%
		California State GO
	$3,180	7.50%, 04/01/2034 ‡	$4,527
		California State GO, Taxable
	7,345	7.55%, 04/01/2039 ‡	11,042
		Illinois State GO
	230	5.88%, 03/01/2019	259
			15,828
		Higher Education (Univ., Dorms, etc.) - 0.4%
		Massachusetts State Development Fin Agency Rev
	130	5.35%, 12/01/2028	143
		University of California
	5,580	4.60%, 05/15/2031 ‡	6,064
	7,140	5.00%, 05/15/2038 ‡	7,996
			14,203
		Miscellaneous - 0.1%
		Puerto Rico Government Employees Retirement System
	7,965	6.30%, 07/01/2043 ‡	4,650

		Tax Allocation - 0.2%
		Industry, CA, Urban Development Agency
	275	6.10%, 05/01/2024	284
		New York City, NY, Transitional FA Rev
	7,280	5.00%, 11/01/2038 - 05/01/2042 ‡	8,084
			8,368

The accompanying notes are an integral part of these financial statements.

13

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Municipal Bonds - 1.3% - (continued)
	Utilities - Electric - 0.1%
	Municipal Elec Auth Georgia
$3,185	6.64%, 04/01/2057 ‡	$3,898

	Total Municipal Bonds
	(Cost $42,880)	$46,947

Senior Floating Rate Interests ♦ - 6.2%
Administrative Waste Management and Remediation - 0.1%
	Business Support Services - 0.0%
	Audio Visual Services Group, Inc.
$1,242	0.45%, 01/25/2021	$1,244

	Services to Buildings and Dwellings - 0.1%
	ServiceMaster (The) Co.
997	0.43%, 06/25/2021 ☼	996
997	0.44%, 01/31/2017	997
		1,993
		3,237
Agriculture, Construction, Mining and Machinery - 0.0%
	Other General Purpose Machinery Manufacturing - 0.0%
	Signode Industrial Group US, Inc.
1,685	0.40%, 05/01/2021	1,679

Air Transportation - 0.0%
	Scheduled Air Transportation - 0.0%
	Delta Air Lines, Inc.
958	0.35%, 10/18/2018	956

Apparel Manufacturing - 0.0%
	Apparel Knitting Mills - 0.0%
	Bauer Performance Sports Ltd.
389	0.45%, 04/15/2021	389
	Kate Spade & Co.
1,465	0.40%, 04/09/2021	1,464
		1,853
Arts, Entertainment and Recreation - 0.4%
	Cable and Other Subscription Programming - 0.0%
	CSC Holdings, Inc.
2	0.26%, 04/17/2020	2
	Numericable
1,040	0.45%, 05/21/2020	1,046
		1,048
	Gambling Industries - 0.3%
	Caesars Entertainment Operating Co., Inc.
2,599	0.45%, 01/28/2018	2,398
2,648	0.55%, 01/28/2018	2,469
	Caesars Growth Property Holdings LLC
795	0.63%, 05/08/2021	795
	MGM Resorts International
1,364	0.35%, 12/20/2019	1,360
	Seminole (The) Tribe of Florida, Inc.
1,369	0.30%, 04/29/2020	1,366
	Station Casinos LLC
385	0.43%, 03/02/2020	386
		8,774
	Newspaper, Periodical, Book and Database Publisher - 0.1%
	Tribune Co.
1,269	0.40%, 12/27/2020	1,271

	Other Amusement and Recreation Industries - 0.0%
	24 Hour Fitness Worldwide, Inc.
1,075	0.48%, 05/28/2021	1,080

	Radio and Television Broadcasting - 0.0%
	XO Communications LLC
589	0.43%, 03/20/2021	591

		12,764
Beverage and Tobacco Product Manufacturing - 0.1%
	Beverage Manufacturing - 0.1%
	Constellation Brands, Inc.
2,376	0.28%, 06/05/2020	2,381

Chemical Manufacturing - 0.3%
	Basic Chemical Manufacturing - 0.1%
	Huntsman International LLC, Extended Term Loan B
792	0.27%, 04/19/2017	789
	Minerals Technologies, Inc.
1,020	0.40%, 05/07/2021	1,024
	Momentive Performance Materials, Inc.
1,055	0.40%, 04/15/2015	1,057
	Pinnacle Operating Corp.
884	0.48%, 11/15/2018	888
	PQ Corp.
1,330	0.40%, 08/07/2017	1,333
	W.R. Grace & Co.
3	0.30%, 02/03/2021	3
		5,094
	Other Chemical and Preparations Manufacturing - 0.2%
	Axil Coating Systems
292	0.40%, 02/01/2020	292
	Cytec Industries, Inc.
247	0.45%, 10/03/2019	248
	Ineos US Finance LLC
4,204	0.38%, 05/04/2018	4,192
	Monarch, Inc.
476	0.45%, 10/03/2019	477
	Univar, Inc.
373	0.50%, 06/30/2017	374
		5,583
		10,677
Computer and Electronic Product Manufacturing - 0.3%
	Computer and Peripheral - 0.1%
	CDW LLC
2,854	0.33%, 04/29/2020	2,821
	Vantiv LLC
585	0.38%, 06/13/2021	588
	Verint Systems, Inc.
1,676	0.35%, 09/06/2019	1,674
		5,083
	Semiconductor, Electronic Components - 0.2%
	Avago Technologies Ltd.
1,500	0.38%, 05/06/2021	1,504
	Freescale Semiconductor, Inc.
731	0.43%, 02/28/2020	731
1,393	0.50%, 01/15/2021	1,398

The accompanying notes are an integral part of these financial statements.

14

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 6.2% - (continued)
Computer and Electronic Product Manufacturing - 0.3% - (continued)
	Semiconductor, Electronic Components - 0.2% - (continued)
	NXP Semiconductors Netherlands B.V.
$1,561	0.33%, 01/11/2020	$1,551
		5,184
		10,267
Finance and Insurance - 0.9%
	Activities Related To Credit Banking - 0.1%
	Evertec LLC
4,687	0.35%, 04/17/2020	4,610

	Agencies, Brokerages and Other Insurance - 0.2%
	Cooper Gay Swett & Crawford Ltd.
807	0.50%, 04/16/2020	790
	Sedgwick CMS Holdings, Inc.
5,247	0.38%, 03/01/2021	5,162
1,250	0.68%, 02/28/2022	1,246
	USI Insurance Services LLC
1,091	0.43%, 12/27/2019	1,092
		8,290
	Captive Auto Finance - 0.2%
	Chrysler Group LLC
2,545	0.33%, 12/31/2018	2,536
4,276	0.35%, 05/24/2017	4,289
		6,825
	Insurance Carriers - 0.1%
	Asurion LLC
622	0.43%, 07/08/2020	621
1,231	0.50%, 05/24/2019	1,238
1,615	0.85%, 03/03/2021	1,674
	National Financial Partners Corp.
368	0.53%, 07/01/2020	370
		3,903
	Other Financial Investment Activities - 0.2%
	Harland Clarke Holdings Corp.
459	0.60%, 08/04/2019	467
	Nuveen Investments, Inc.
5,975	0.41%, 05/13/2017	5,982
	Ocwen Financial Corp.
415	0.50%, 02/15/2018	417
		6,866
	Real Estate Investment Trust (REIT) - 0.1%
	Walter Investment Management Corp.
1,739	0.48%, 12/18/2020	1,717

	Securities, Commodities and Brokerage - 0.0%
	Interactive Data Corp.
845	0.48%, 05/02/2021	852

		33,063
Food Manufacturing - 0.2%
	Other Food Manufacturing - 0.2%
	H.J. Heinz Co.
4,560	0.35%, 06/05/2020	4,592
	Hearthside Food Solutions
600	0.45%, 06/02/2021	603
	Hostess Brands, Inc.
364	0.68%, 04/09/2020	377
	Roundy's Supermarkets, Inc.
643	0.58%, 03/03/2021	645
	U.S. Foodservice, Inc.
1,141	0.45%, 03/31/2019	1,143
		7,360
Food Services - 0.1%
	Full-Service Restaurants - 0.1%
	ARAMARK Corp.
2,015	0.33%, 02/24/2021	2,000

Furniture and Related Product Manufacturing - 0.0%
	Household, Institution Furniture, Kitchen Cabinet - 0.0%
	Tempur-Pedic International, Inc.
990	0.35%, 03/18/2020	987

	Other Furniture Related Product Manufacturing - 0.0%
	Wilsonart International Holding LLC
847	0.40%, 10/31/2019	842

		1,829
Health Care and Social Assistance - 0.5%
	General Medical and Surgical Hospitals - 0.2%
	Community Health Systems, Inc.
1,413	0.43%, 01/27/2021	1,420
	DaVita HealthCare Partners, Inc.
1,845	06/24/2021 ◊☼	1,853
	HCA, Inc.
1,265	0.29%, 03/31/2017	1,268
2,169	0.30%, 05/01/2018	2,171
		6,712
	Medical and Diagnostic Laboratories - 0.1%
	American Renal Holdings, Inc.
1,219	0.45%, 08/20/2019	1,218

	Offices of Physicians - 0.0%
	One Call Medical, Inc.
663	0.50%, 11/27/2020	664

	Outpatient Care Centers - 0.0%
	Healogics, Inc.
375	0.53%, 06/09/2021 ☼	375

	Pharmaceutical and Medicine Manufacturing - 0.1%
	Catalent Pharma Solutions, Inc.
205	0.45%, 05/20/2021	206
	Ikaria Acquisition, Inc.
575	0.50%, 02/12/2021	578
215	0.88%, 02/14/2022	219
	Mallinckrodt International Finance S.A.
1,521	0.35%, 03/19/2021	1,521
	Ortho-Clinical Diagnostics, Inc.
1,610	0.48%, 06/30/2021 ☼	1,622
		4,146
	Scientific Research and Development Services - 0.1%
	Grifols Worldwide Operations USA, Inc.
1,007	0.31%, 02/27/2021	1,006
	IMS Health, Inc.
1,024	0.35%, 03/17/2021	1,018

The accompanying notes are an integral part of these financial statements.

15

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 6.2% - (continued)
Health Care and Social Assistance - 0.5% - (continued)
	Scientific Research and Development Services - 0.1% - (continued)
	Jazz Pharmaceuticals, Inc.
$995	0.33%, 06/12/2018	$994
		3,018
		16,133
Information - 1.1%
	Cable and Other Program Distribution - 0.3%
	Charter Communications Operating LLC
4,138	0.30%, 07/01/2020 - 01/03/2021	4,072
	UPC Financing Partnership
1,165	0.33%, 06/30/2021	1,156
	Virgin Media Finance plc
4,400	0.35%, 06/07/2020	4,385
		9,613
	Data Processing Services - 0.3%
	Emdeon, Inc.
1,429	0.38%, 11/02/2018	1,432
	First Data Corp.
1,820	0.42%, 09/24/2018 - 03/24/2021	1,822
	First Data Corp., Extended 1st Lien Term Loan
5,740	0.42%, 03/23/2018	5,747
	La Quinta Intermediate Holdings
1,376	0.40%, 04/14/2021	1,376
		10,377
	Software Publishers - 0.2%
	Eagle Parent, Inc.
431	0.40%, 05/16/2018	431
	Hyland Software, Inc.
369	0.48%, 02/19/2021	370
	Kronos, Inc.
2,732	0.45%, 10/30/2019	2,751
594	0.98%, 04/30/2020	616
	Lawson Software, Inc.
2,304	0.38%, 06/03/2020	2,287
	Web.com Group, Inc.
775	0.45%, 10/27/2017	775
		7,230
	Telecommunications - Other - 0.1%
	Zayo Group LLC
395	0.40%, 07/02/2019	395
	Ziggo B.V.
1,832	01/15/2022 ◊☼	1,810
2,843	0.33%, 01/15/2022 ☼	2,808
		5,013
	Telecommunications - Wireless Carriers - 0.2%
	Alcatel-Lucent USA, Inc.
4,184	0.45%, 01/30/2019	4,185
	Light Tower Fiber LLC
535	0.40%, 04/13/2020	533
	Syniverse Holdings, Inc.
1,008	0.40%, 04/23/2019	1,007
		5,725
		37,958
Mining - 0.2%
	Metal Ore Mining - 0.1%
	American Rock Salt Holdings LLC
1,445	0.48%, 05/20/2021	1,443
	Fortescue Metals Group Ltd.
2,604	0.38%, 06/28/2019	2,605
		4,048
	Mining and Quarrying Nonmetallic Mineral - 0.1%
	Arch Coal, Inc.
4,273	0.63%, 05/16/2018	4,195

		8,243
Miscellaneous Manufacturing - 0.1%
	Aerospace Product and Parts Manufacturing - 0.1%
	DigitalGlobe, Inc.
800	0.38%, 01/31/2020	800
	Hamilton Sundstrand Corp.
934	0.40%, 12/13/2019	931
	TransDigm Group, Inc.
785	0.38%, 06/04/2021	781
		2,512
	Miscellaneous Manufacturing - 0.0%
	Reynolds Group Holdings, Inc.
1,724	0.40%, 11/30/2018	1,725

		4,237
Motor Vehicle and Parts Manufacturing - 0.1%
	Motor Vehicle Parts Manufacturing - 0.1%
	Tower Automotive Holdings USA LLC
2,522	0.40%, 04/23/2020	2,511

Nonmetallic Mineral Product Manufacturing - 0.0%
	Glass and Glass Product Manufacturing - 0.0%
	Ardagh Holdings USA, Inc.
470	0.40%, 12/17/2019	470

Other Services - 0.1%
	Commercial/Industrial Machine and Equipment - 0.1%
	Apex Tool Group LLC
447	0.45%, 01/31/2020	441
	Husky International Ltd.
220	0.45%, 06/25/2021 ☼	221
	Rexnord LLC
2,010	0.40%, 08/21/2020	2,007
		2,669
Petroleum and Coal Products Manufacturing - 0.1%
	Oil and Gas Extraction - 0.1%
	Chief Exploration & Development
625	0.75%, 05/16/2021	638
	Endeavour International Corp.
541	0.83%, 11/30/2017	530
	Fieldwood Energy LLC
1,537	0.39%, 09/28/2018	1,542
	Seadrill Ltd.
2,162	0.40%, 02/21/2021 ☼	2,147
		4,857
Pipeline Transportation - 0.1%
	Pipeline Transportation of Crude Oil - 0.0%
	Philadelphia Energy Solutions LLC
820	0.63%, 04/04/2018	758

The accompanying notes are an integral part of these financial statements.

16

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 6.2% - (continued)
Pipeline Transportation - 0.1% - (continued)
	Pipeline Transportation of Natural Gas - 0.1%
	EP Energy LLC
$1,404	0.45%, 04/30/2019	$1,412

		2,170
Plastics and Rubber Products Manufacturing - 0.2%
	Plastics Product Manufacturing - 0.2%
	Berry Plastics Group, Inc.
3,333	0.35%, 02/08/2020	3,303
	Consolidated Container Co.
1,179	0.50%, 07/03/2019	1,181
	Entegros, Inc.
1,110	0.35%, 04/30/2021	1,101
		5,585
Primary Metal Manufacturing - 0.1%
	Alumina and Aluminum Production and Processing - 0.1%
	Novelis, Inc.
5,197	0.38%, 03/10/2017	5,200

Professional, Scientific and Technical Services - 0.1%
	Advertising and Related Services - 0.0%
	CBS Outdoor Americas Capital
1,060	0.30%, 01/31/2021	1,056

	Professional Services - Computer Sys Design and Related - 0.1%
	MoneyGram International, Inc.
2,257	0.43%, 03/27/2020	2,224
	Paradigm Ltd., Term Loan B2
710	1.05%, 07/30/2020	718
		2,942
		3,998
Real Estate, Rental and Leasing - 0.2%
	Activities Related To Real Estate - 0.1%
	SBA Senior Finance II LLC
4,360	0.33%, 03/24/2021	4,330

	Industrial Machinery and Equipment Rental and Leasing - 0.1%
	International Lease Finance Corp.
765	0.35%, 03/06/2021	765
	Neff Corp.
730	0.73%, 06/09/2021	726
		1,491
		5,821
Retail Trade - 0.5%
	Automobile Dealers - 0.0%
	TI Automotive Ltd.
913	0.55%, 03/28/2019	913

	Automotive Parts, Accessories and Tire Stores - 0.1%
	Affinia Group, Inc.
601	0.48%, 04/25/2020	607
	Cooper-Standard Automotive, Inc.
780	0.40%, 04/04/2021	779
		1,386
	Building Material and Supplies Dealers - 0.1%
	American Builders & Contractors Supply Co., Inc.
933	0.35%, 04/16/2020	930
	Mauser-Werke GmbH
405	0.45%, 06/25/2021 ☼	405
	Southwire Co.
2,665	0.33%, 02/10/2021	2,659
		3,994
	Clothing Stores - 0.0%
	Lands' End, Inc.
795	0.43%, 04/04/2021	794

	Department Stores - 0.1%
	Neiman Marcus (The) Group, Inc.
1,579	0.43%, 10/25/2020	1,575

	Grocery Stores - 0.0%
	Sprouts Farmers Markets Holdings LLC
483	0.40%, 04/23/2020	484

	Other Miscellaneous Store Retailers - 0.0%
	Rite Aid Corp.
703	0.35%, 02/21/2020	702
250	0.58%, 08/21/2020	255
		957
	Specialty Food Stores - 0.1%
	Weight Watchers International, Inc.
5,890	0.40%, 04/02/2020	4,664

	Sporting Goods, Hobby and Musical Instrument Store - 0.1%
	Michaels Stores, Inc.
1,015	0.38%, 01/28/2020	1,011
1,155	0.40%, 01/28/2020 ☼	1,155
		2,166
		16,933
Truck Transportation - 0.0%
	Freight Trucking - General - 0.0%
	Nexeo Solutions LLC
644	0.50%, 09/09/2017	644

Utilities - 0.3%
	Electric Generation, Transmission and Distribution - 0.3%
	Calpine Corp.
2,388	0.33%, 01/31/2022	2,363
	Dynegy, Inc.
545	0.40%, 04/23/2020	546
	Energy Future Holdings
600	0.43%, 06/19/2016	604
	Star West Generation LLC
2,915	0.43%, 03/13/2020	2,920
	Texas Competitive Electric Holdings Co. LLC
751	0.15%, 05/05/2016 ☼Б	755
1,862	0.38%, 05/05/2016	1,872
800	0.00%, 10/10/2017 Ω	654
		9,714

The accompanying notes are an integral part of these financial statements.

17

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 6.2% - (continued)
Wholesale Trade - 0.1%
	Miscellaneous Durable Goods Wholesalers - 0.1%
	Gates Global LLC
$1,900	0.43%, 06/11/2021 ☼	1,893

	Total Senior Floating Rate Interests
	(Cost $218,069)	$217,102

U.S. Government Agencies - 40.5%
	FHLMC - 7.9%
$70,548	0.37%, 10/25/2020 ►	$1,111
33,161	2.00%, 08/25/2018 ►	2,357
34,700	3.00%, 07/15/2027 - 07/15/2044 ☼	35,052
34,500	3.50%, 07/15/2044 ☼	35,462
55,322	4.00%, 08/01/2025 - 07/15/2044	58,772
60,900	4.50%, 07/15/2044 ☼	65,911
22,800	5.00%, 07/15/2044 ☼	25,237
35,628	5.50%, 10/01/2018 - 06/01/2041	39,742
12,738	6.00%, 04/01/2017 - 11/01/2037	14,378
522	6.50%, 07/01/2031 - 12/01/2037	588
4	7.50%, 09/01/2029 - 11/01/2031	5
		278,615
	FNMA - 24.8%
7,583	2.14%, 11/01/2022	7,327
10,579	2.15%, 10/01/2022	10,282
5,083	2.20%, 12/01/2022	4,931
2,957	2.28%, 11/01/2022	2,880
131	2.29%, 10/01/2022	128
2,510	2.34%, 11/01/2022	2,453
2,306	2.40%, 10/01/2022	2,266
3,005	2.42%, 10/01/2022 - 11/01/2022	2,957
135	2.44%, 01/01/2023	133
116	2.45%, 08/01/2022	114
2,029	2.47%, 11/01/2022	2,002
22,337	2.50%, 01/01/2043 - 07/15/2044 ☼	21,199
131	2.66%, 09/01/2022	132
1,150	2.76%, 05/01/2021	1,171
183	2.78%, 04/01/2022	186
182	2.98%, 01/01/2022	188
115,120	3.00%, 07/15/2029 - 07/15/2044 ☼	114,719
141	3.20%, 04/01/2022	147
1,055	3.21%, 05/01/2023	1,092
1,488	3.26%, 05/01/2024	1,542
575	3.34%, 04/01/2024	597
220	3.45%, 01/01/2024	230
234	3.47%, 01/01/2024	245
166,100	3.50%, 07/15/2029 - 07/15/2044 ☼	171,324
584	3.67%, 08/01/2023	623
155	3.70%, 10/01/2023	165
2,099	3.74%, 06/01/2026	2,208
210	3.76%, 03/01/2024	222
480	3.86%, 11/01/2023 - 12/01/2025	516
555	3.87%, 10/01/2025	588
705	3.89%, 05/01/2030	736
730	3.93%, 10/01/2023	789
310	3.96%, 05/01/2034	321
195	3.97%, 05/01/2029	206
182,691	4.00%, 06/01/2025 - 07/15/2044 ☼	193,972
2,916	4.02%, 11/01/2028	3,098
469	4.06%, 10/01/2028	501
213,821	4.50%, 04/01/2025 - 07/15/2044 ☼	231,619
37,756	5.00%, 02/01/2018 - 07/15/2044 ☼	41,543
32,119	5.50%, 01/01/2017 - 01/01/2037	35,980
7,550	5.50%, 06/25/2042 ►	1,709
7,844	6.00%, 04/01/2016 - 02/01/2037	8,855
12	6.50%, 11/01/2014 - 07/01/2032	13
235	7.00%, 02/01/2016 - 10/01/2037	265
247	7.50%, 11/01/2015 - 05/01/2032	282
2	8.00%, 04/01/2032	2
		872,458
	GNMA - 7.8%
9,700	3.00%, 07/15/2044 ☼	9,773
67,921	3.50%, 11/15/2042 - 07/15/2044 ☼	70,696
64,295	4.00%, 07/20/2040 - 12/20/2040	68,915
70,007	4.50%, 11/15/2039 - 07/15/2044 ☼	76,520
7,481	5.00%, 05/20/2040 - 07/15/2044 ☼	8,245
7,668	5.50%, 03/15/2033 - 10/20/2034	8,656
23,976	6.00%, 12/15/2023 - 07/15/2044 ☼	27,067
5,187	6.50%, 06/15/2028 - 09/15/2032	5,926
20	7.00%, 06/20/2030 - 08/15/2031	22
1	8.50%, 11/15/2024	1
		275,821
	Total U.S. Government Agencies
	(Cost $1,407,207)	$1,426,894

U.S. Government Securities - 19.4%
U.S. Treasury Securities - 19.4%
	U.S. Treasury Bonds - 6.0%
$20,425	1.38%, 02/15/2044 ◄╦	$22,851
23,750	3.38%, 05/15/2044	23,910
49,380	3.63%, 02/15/2044	52,111
105,965	3.75%, 11/15/2043 ╦	114,442
3	4.75%, 02/15/2041	4
		213,318
	U.S. Treasury Notes - 13.4%
225,495	0.13%, 04/15/2018 - 04/15/2019 ◄‡	237,108
36,110	0.25%, 07/31/2015 □Є	36,148
75,085	0.63%, 01/15/2024 ◄‡	79,054
105,375	0.88%, 04/30/2017 □Є	105,564
9,319	1.00%, 10/31/2016 □Є	9,406
2,475	1.63%, 04/30/2019	2,480
1,820	2.50%, 05/15/2024	1,818
5	2.75%, 02/15/2024	5
		471,583
		684,901
	Total U.S. Government Securities
	(Cost $669,306)	$684,901

Preferred Stocks - 0.1%
	Consumer Finance - 0.0%
12	Discover Financial Services	$311

	Diversified Banks - 0.0%
2	U.S. Bancorp	1,865

	Other Diversified Financial Services - 0.1%
68	Citigroup Capital XIII	1,891

The accompanying notes are an integral part of these financial statements.

18

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Preferred Stocks - 0.1% - (continued)
	Property and Casualty Insurance - 0.0%
11	Allstate (The) Corp.		$277

	Total Preferred Stocks
	(Cost $4,074)		$4,344

	Total Long-Term Investments Excluding Purchased Options
	(Cost $4,385,519)		$4,513,525

Short-Term Investments - 2.2%
Repurchase Agreements - 2.2%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
07/01/2014 in the amount of $6,597,
collateralized by FHLMC 2.23% - 5.99%, 2030
- 2044, FNMA 2.31% - 6.34%, 2020 - 2042,
	value of $6,729)
$6,597	0.10%, 6/30/2014		$6,597
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $10,079, collateralized by U.S.
Treasury Bill 0.13%, 2015, U.S. Treasury Bond
2.75% - 10.63%, 2015 - 2044, U.S. Treasury
Note 0.13% - 4.50%, 2014 - 2024, value of
	$10,280)
10,079	0.09%, 6/30/2014		10,079
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of
$4,298, collateralized by FHLMC 2.00% -
5.50%, 2018 - 2041, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00% - 4.00%, 2042 -
2043, U.S. Treasury Bill 0.05%, 2014, U.S.
	Treasury Note 0.75%, 2018, value of $4,384)
4,298	0.11%, 6/30/2014		4,298
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $3,976, collateralized by U.S. Treasury Note 0.63% - 0.88%, 2018 - 2019, value of $4,055)
3,976	0.07%, 6/30/2014		3,976
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2014 in the amount of $9,159,
collateralized by U.S. Treasury Bond 4.38% -
7.50%, 2016 - 2040, U.S. Treasury Note 0.50%
	- 3.00%, 2014 - 2020, value of $9,342)
9,159	0.06%, 6/30/2014		9,159
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $14,037, collateralized by U.S. Treasury Note 0.38% - 3.13%, 2015 - 2022, value of $14,318)
14,037	0.08%, 6/30/2014		14,037
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $29,218, collateralized by FHLMC 3.50% - 4.00%, 2026 - 2044, FNMA 2.50% - 5.00%, 2025 - 2043, value of $29,802)
29,217	0.11%, 6/30/2014		29,217
	UBS Securities Repurchase Agreement (maturing on 07/01/2014 in the amount of $120, collateralized by U.S. Treasury Note 2.13%, 2020, value of $123)
120	0.05%, 6/30/2014		120
			77,483
	Total Short-Term Investments
	(Cost $77,483)		$77,483

	Total Investments Excluding Purchased Options
	(Cost $4,463,002)	130.2%	$4,591,008
	Total Purchased Options
	(Cost $13,486)	0.4%	13,958
	Total Investments
	(Cost $4,476,488) ▲	130.6%	$4,604,966
	Other Assets and Liabilities	(30.6)%	(1,077,958)
	Total Net Assets	100.0%	$3,527,008

The accompanying notes are an integral part of these financial statements.

19

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $4,477,354 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$142,808
Unrealized Depreciation	(15,196)
Net Unrealized Appreciation	$127,612

╬	All principal or contracts amounts are in U.S. dollars unless otherwise indicated.

Ω	Debt security in default due to bankruptcy.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

◊	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of June 30, 2014.

Б	This security, or a portion of this security, has unfunded loan commitments. As of June 30, 2014, the aggregate value of the unfunded commitment was $751, which rounds to zero percent of total net assets.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2014, the aggregate value of these securities was $628,270, which represents 17.8% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2014, the aggregate value of these securities was $7,432, which represents 0.2% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,010,318 at June 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts. Securities valued at $6,620, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with OTC swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

Є	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at June 30, 2014.

Cash pledged and received as collateral in connection with derivatives at June 30, 2014.

	Pledged	Received
OTC swaps contracts	$–	$26,732
Total	$–	$26,732

The accompanying notes are an integral part of these financial statements.

20

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

OTC Swaption Contracts Outstanding at June 30, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased swaption contracts:
Call swaption contracts
Interest Rate Swaption	DEUT	IR	4.42%	11/27/23	USD	9,785,000	$1,605	$1,033	$572
Interest Rate Swaption	DEUT	IR	3.94%	04/15/24	USD	16,700,000	2,032	1,865	167
Interest Rate Swaption	BOA	IR	0.73%	08/28/14	USD	153,850,000	281	434	(153)
Interest Rate Swaption	BOA	IR	0.75%	09/05/14	USD	65,590,000	130	193	(63)
Interest Rate Swaption	BOA	IR	4.42%	11/27/23	USD	9,785,000	1,608	1,037	571
Interest Rate Swaption	JPM	IR	0.71%	08/28/14	USD	119,990,000	192	336	(144)
Interest Rate Swaption	JPM	IR	4.51%	01/08/24	USD	10,345,000	1,786	1,033	753
Interest Rate Swaption	JPM	IR	4.49%	01/09/24	USD	8,455,000	1,441	846	595
Total call swaption contracts						394,500,000	$9,075	$6,777	$2,298
Put swaption contracts
Interest Rate Swaption	DEUT	IR	4.42%	11/27/23	USD	9,785,000	$736	$1,033	$(297)
Interest Rate Swaption	DEUT	IR	3.94%	04/15/24	USD	16,700,000	1,702	1,865	(163)
Interest Rate Swaption	BOA	IR	4.42%	11/27/23	USD	9,785,000	735	1,037	(302)
Interest Rate Swaption	JPM	IR	3.50%	04/29/15	USD	50,860,000	365	895	(530)
Interest Rate Swaption	JPM	IR	4.51%	01/08/24	USD	10,345,000	735	1,032	(297)
Interest Rate Swaption	JPM	IR	4.49%	01/09/24	USD	8,455,000	610	847	(237)
Total put swaption contracts						105,930,000	$4,883	$6,709	$(1,826)
Total purchased swaption contracts						500,430,000	$13,958	$13,486	$472

* The number of contracts does not omit 000's.

Futures Contracts Outstanding at June 30, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 2-Year Note Future	351	09/30/2014	$77,122	$77,077	$–	$(45)	$11	$–
U.S. Treasury 30-Year Bond Future	1,111	09/19/2014	153,126	152,415	–	(711)	312	–
U.S. Treasury 5-Year Note Future	3,185	09/30/2014	379,777	380,483	706	–	224	–
Total					$706	$(756)	$547	$–
Short position contracts:
90-Day Eurodollar Future	1,075	12/19/2016	$263,199	$263,442	$–	$(243)	$–	$(54)
Euro-BUND Future	7	09/08/2014	1,396	1,409	–	(13)	–	–
U.S. Treasury 10-Year Note Future	6,474	09/19/2014	809,599	810,363	–	(764)	–	(506)
U.S. Treasury CME Ultra Long Term Bond Future	1,210	09/19/2014	180,150	181,424	–	(1,274)	–	(794)
Total					$–	$(2,294)	$–	$(1,354)
Total futures contracts					$706	$(3,050)	$547	$(1,354)

* The number of contracts does not omit 000's.

The accompanying notes are an integral part of these financial statements.

21

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at June 30, 2014

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.6	BCLY	USD	3,910	(0.32)%	07/25/45	$1,461	$–	$844	$–	$(617)
ABX.HE.AAA.6	BCLY	USD	9,924	(0.18)%	07/25/45	1,038	–	258	–	(780)
ABX.HE.AAA.6	BCLY	USD	388	(0.11)%	05/25/46	78	–	77	–	(1)
ABX.HE.AAA.6	BOA	USD	4,976	(0.18)%	07/25/45	270	–	129	–	(141)
ABX.HE.AAA.6	BOA	USD	4,852	(0.11)%	05/25/46	1,029	–	964	–	(65)
ABX.HE.AAA.6	CSI	USD	2,426	(0.11)%	05/25/46	581	–	482	–	(99)
ABX.HE.AAA.6	DEUT	USD	1,815	(0.11)%	05/25/46	430	–	361	–	(69)
ABX.HE.AAA.6	GSC	USD	2,815	(0.18)%	07/25/45	230	–	73	–	(157)
ABX.HE.AAA.6	JPM	USD	4,204	(0.18)%	07/25/45	105	–	109	4	–
ABX.HE.AAA.6	JPM	USD	3,074	(0.18)%	07/25/45	116	–	80	–	(36)
ABX.HE.AAA.6	JPM	USD	1,523	(0.11)%	05/25/46	312	–	303	–	(9)
ABX.HE.AAA.6	MSC	USD	4,565	(0.18)%	07/25/45	335	–	119	–	(216)
ABX.HE.AAA.7	CSI	USD	4,672	(0.09)%	08/25/37	1,383	–	1,400	17	–
ABX.HE.AAA.7	JPM	USD	154	(0.09)%	08/25/37	45	–	46	1	–
ABX.HE.PENAAA.6	BCLY	USD	876	(0.11)%	05/25/46	144	–	123	–	(21)
ABX.HE.PENAAA.6	BOA	USD	2,286	(0.11)%	05/25/46	520	–	320	–	(200)
ABX.HE.PENAAA.6	GSC	USD	2,152	(0.11)%	05/25/46	538	–	301	–	(237)
ABX.HE.PENAAA.6	JPM	USD	3,884	(0.11)%	05/25/46	947	–	543	–	(404)
ABX.HE.PENAAA.6	JPM	USD	1,359	(0.11)%	05/25/46	189	–	190	1	–
ABX.HE.PENAAA.6	MSC	USD	2,711	(0.11)%	05/25/46	657	–	379	–	(278)
ABX.HE.PENAAA.7	JPM	USD	3,188	(0.09)%	08/25/37	1,311	–	735	–	(576)
CDX.EM.21	GSC	USD	26,920	(5.00)%	06/20/19	–	(2,771)	(3,214)	–	(443)
CMBX.NA.A.6	CSI	USD	2,750	(2.00)%	05/11/63	–	(21)	(57)	–	(36)
CMBX.NA.AA.1	UBS	USD	11,825	(0.25)%	10/12/52	2,552	–	1,593	–	(959)
CMBX.NA.AA.2	BOA	USD	9,023	(0.15)%	03/15/49	3,429	–	2,569	–	(860)
CMBX.NA.AA.2	CSI	USD	5,212	(0.15)%	03/15/49	1,691	–	1,484	–	(207)
CMBX.NA.AA.2	DEUT	USD	702	(0.15)%	03/15/49	251	–	200	–	(51)
CMBX.NA.AA.2	GSC	USD	2,140	(0.15)%	03/15/49	780	–	610	–	(170)
CMBX.NA.AA.2	JPM	USD	979	(0.15)%	03/15/49	369	–	279	–	(90)
CMBX.NA.AA.2	MSC	USD	2,341	(0.15)%	03/15/49	867	–	667	–	(200)
CMBX.NA.AA.7	BOA	USD	765	(1.50)%	01/17/47	–	(9)	(9)	–	–
CMBX.NA.AA.7	CSI	USD	4,330	(1.50)%	01/17/47	–	(43)	(49)	–	(6)
CMBX.NA.AA.7	CSI	USD	2,725	(1.50)%	01/17/47	11	–	(31)	–	(42)
CMBX.NA.AA.7	MSC	USD	1,745	(1.50)%	01/17/47	–	(15)	(20)	–	(5)
CMBX.NA.AA.7	MSC	USD	1,655	(1.50)%	01/17/47	–	(20)	(19)	1	–
CMBX.NA.AJ.1	DEUT	USD	45	(0.84)%	10/12/52	1	–	1	–	–
CMBX.NA.AJ.1	DEUT	USD	1,430	(0.84)%	10/12/52	100	–	34	–	(66)
CMBX.NA.AJ.1	JPM	USD	915	(0.84)%	10/12/52	55	–	22	–	(33)
CMBX.NA.AJ.1	MSC	USD	2,550	(0.84)%	10/12/52	178	–	60	–	(118)
CMBX.NA.AJ.2	DEUT	USD	4,607	(1.09)%	03/15/49	421	–	353	–	(68)
CMBX.NA.AJ.2	GSC	USD	6,374	(1.09)%	03/15/49	486	–	489	3	–
CMBX.NA.AJ.4	CBK	USD	2,376	(0.96)%	02/17/51	455	–	426	–	(29)
CMBX.NA.AJ.4	CSI	USD	1,669	(0.96)%	02/17/51	299	–	299	–	–
CMBX.NA.AJ.4	DEUT	USD	2,964	(0.96)%	02/17/51	584	–	531	–	(53)
CMBX.NA.AJ.4	GSC	USD	1,569	(0.96)%	02/17/51	297	–	281	–	(16)
CMBX.NA.AJ.4	JPM	USD	483	(0.96)%	02/17/51	115	–	87	–	(28)
CMBX.NA.AJ.4	MSC	USD	4,195	(0.96)%	02/17/51	1,640	–	752	–	(888)
CMBX.NA.AJ.4	MSC	USD	2,287	(0.96)%	02/17/51	406	–	410	4	–
CMBX.NA.AM.2	CSI	USD	7,960	(0.50)%	03/15/49	487	–	100	–	(387)
CMBX.NA.AM.2	DEUT	USD	7,960	(0.50)%	03/15/49	457	–	100	–	(357)
CMBX.NA.AM.2	JPM	USD	1,795	(0.50)%	03/15/49	56	–	22	–	(34)
CMBX.NA.AM.2	MSC	USD	2,050	(0.50)%	03/15/49	101	–	26	–	(75)
CMBX.NA.AM.4	BOA	USD	1,910	(0.50)%	02/17/51	229	–	85	–	(144)
CMBX.NA.AM.4	CSI	USD	1,230	(0.50)%	02/17/51	142	–	55	–	(87)
CMBX.NA.AM.4	GSC	USD	1,125	(0.50)%	02/17/51	140	–	50	–	(90)
CMBX.NA.AM.4	JPM	USD	245	(0.50)%	02/17/51	20	–	11	–	(9)
CMBX.NA.AM.4	JPM	USD	25	(0.50)%	02/17/51	1	–	1	–	–
CMBX.NA.AM.4	MSC	USD	4,750	(0.50)%	02/17/51	811	–	213	–	(598)

The accompanying notes are an integral part of these financial statements.

22

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at June 30, 2014 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices: - (continued)
Buy protection: - (continued)
CMBX.NA.AS.6	CSI	USD	7,430	(1.00)%	05/11/63	99	–	(6)	–	(105)
CMBX.NA.AS.7	CBK	USD	3,310	(1.00)%	01/17/47	78	–	6	–	(72)
CMBX.NA.AS.7	CSI	USD	3,685	(1.00)%	01/17/47	87	–	7	–	(80)
Total						$29,414	$(2,879)	$16,254	$31	$(10,312)
Sell protection:
CMBX.NA.AAA.6	CSI	USD	24,980	0.50%	05/11/63	$–	$(615)	$(371)	$244	$–
CMBX.NA.AAA.6	DEUT	USD	12,145	0.50%	05/11/63	–	(296)	(181)	115	–
CMBX.NA.AAA.6	GSC	USD	2,610	0.50%	05/11/63	–	(57)	(39)	18	–
CMBX.NA.AAA.6	UBS	USD	23,365	0.50%	05/11/63	–	(597)	(348)	249	–
CMBX.NA.BB.6	BOA	USD	4,270	5.00%	05/11/63	–	(42)	102	144	–
CMBX.NA.BB.6	CBK	USD	3,325	5.00%	05/11/63	–	(25)	80	105	–
CMBX.NA.BB.6	CSI	USD	5,425	5.00%	05/11/63	94	–	130	36	–
CMBX.NA.BB.6	CSI	USD	3,873	5.00%	05/11/63	–	(144)	93	237	–
CMBX.NA.BB.6	GSC	USD	2,185	5.00%	05/11/63	14	–	52	38	–
CMBX.NA.BB.6	MSC	USD	2,335	5.00%	05/11/63	–	(149)	56	205	–
CMBX.NA.BB.6	UBS	USD	1,990	5.00%	05/11/63	52	–	48	–	(4)
CMBX.NA.BB.7	BOA	USD	795	5.00%	01/17/47	–	(38)	5	43	–
CMBX.NA.BB.7	CSI	USD	6,540	5.00%	01/17/47	–	(309)	42	351	–
CMBX.NA.BB.7	DEUT	USD	2,535	5.00%	01/17/47	–	(64)	16	80	–
CMBX.NA.BB.7	MSC	USD	1,580	5.00%	01/17/47	–	(21)	10	31	–
CMBX.NA.BBB-.6	BCLY	USD	2,885	3.00%	05/11/63	54	–	54	–	–
CMBX.NA.BBB-.6	CSI	USD	3,425	3.00%	05/11/63	6	–	64	58	–
CMBX.NA.BBB-.7	CSI	USD	6,130	3.00%	01/17/47	–	(383)	6	389	–
CMBX.NA.BBB-.7	UBS	USD	260	3.00%	01/17/47	–	(15)	–	15	–
PrimeX.ARM.2	JPM	USD	310	4.58%	12/25/37	9	–	10	1	–
PrimeX.ARM.2	JPM	USD	61	4.58%	12/25/37	2	–	2	–	–
PrimeX.ARM.2	MSC	USD	6,091	4.58%	06/25/36	–	(447)	194	641	–
PrimeX.ARM.2	MSC	USD	391	4.58%	12/25/37	13	–	12	–	(1)
PrimeX.FRM.1	JPM	USD	821	4.42%	07/25/36	84	–	84	–	–
PrimeX.FRM.1	JPM	USD	81	4.42%	07/25/36	9	–	9	–	–
Total						$337	$(3,202)	$130	$3,000	$(5)
Total traded indices						$29,751	$(6,081)	$16,384	$3,031	$(10,317)
Credit default swaps on single-name issues:
Buy protection:
ConAgra Foods, Inc.	DEUT	USD	450	(1.00)% / (0.71)%	09/20/19	$–	$(9)	$(7)	$2	$–
ConAgra Foods, Inc.	GSC	USD	825	(1.00)% / (0.71)%	09/20/19	–	(17)	(12)	5	–
Total						$–	$(26)	$(19)	$7	$–
Sell protection:
1st Data Corp.	BCLY	USD	475	5.00% / 1.18%	09/20/16	$33	$–	$40	$7	$–
Illinois ST GO	GSC	USD	1,050	1.00% / 0.95%	06/20/17	5	–	2	–	(3)
Total						$38	$–	$42	$7	$(3)
Total single-name issues						$38	$(26)	$23	$14	$(3)
						$29,789	$(6,107)	$16,407	$3,045	$(10,320)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on June 30, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

The accompanying notes are an integral part of these financial statements.

23

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Centrally Cleared Credit Default Swap Contracts Outstanding at June 30, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.22	CME	USD	7,153	(5.00)%	06/20/19	$(621)	$(622)	$–	$(1)	$11	$–
CDX.NA.IG.22	CME	USD	50,575	(1.00)%	06/20/19	(980)	(1,003)	–	(23)	27	(1)
ITRX.EUR.21	ICE	EUR	43,170	(1.00)%	06/20/19	(1,123)	(1,086)	37	–	45	–
ITRX.XOV.21	ICE	EUR	25,440	(5.00)%	06/20/19	(3,731)	(3,996)	–	(265)	120	–
Total						$(6,455)	$(6,707)	$37	$(289)	$203	$(1)

(a)	The FCM to the contracts is GSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at June 30, 2014

Clearing	Payments made	Payments received	Notional		Expiration	Upfront Premiums Paid	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
House (a)	by Fund	by Fund	Amount		Date	(Received)	Value ╪	Asset	Liability	Asset	Liability
LCH	0.43% Fixed	6M EURIBOR	EUR	250	09/17/17	$–	$–	$–	$–	$–	$–

(a)	The FCM to the contracts is GSC.

Securities Sold Short Outstanding at June 30, 2014

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 3.00%	$49,000	07/15/2044	$48,338	$(337)
FHLMC, 4.00%	52,800	07/15/2044	55,935	(338)
FHLMC, 5.50%	40,900	07/15/2044	45,642	(243)
FNMA, 2.50%	3,860	07/15/2029	3,921	(26)
FNMA, 3.50%	3,900	07/15/2029	4,133	(20)
FNMA, 4.00%	6,800	07/15/2029	7,219	11
FNMA, 5.50%	16,000	07/15/2044	17,913	(96)
FNMA, 6.00%	3,700	07/15/2044	4,168	(15)
GNMA, 3.00%	34,100	07/15/2044	34,420	(400)
GNMA, 3.50%	21,300	07/15/2044	22,187	(72)
GNMA, 4.00%	47,100	07/15/2044	50,404	(388)
GNMA, 4.50%	24,900	07/15/2044	27,115	(126)
Total			$321,395	$(2,050)

At June 30, 2014, the aggregate market value of these securities represents 9.1% of total net assets.

The accompanying notes are an integral part of these financial statements.

24

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at June 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
BRL	Buy	07/02/2014	UBS	$1,985	$1,982	$–	$(3)
BRL	Sell	07/02/2014	UBS	1,938	1,982	–	(44)
BRL	Sell	08/04/2014	UBS	1,967	1,961	6	–
EUR	Buy	07/03/2014	HSBC	361	361	–	–
EUR	Sell	07/31/2014	BOA	1,022	1,030	–	(8)
EUR	Sell	09/17/2014	CBK	480	486	–	(6)
EUR	Sell	09/17/2014	HSBC	362	362	–	–
JPY	Buy	09/17/2014	BCLY	13,995	14,151	156	–
JPY	Sell	09/17/2014	BNP	24,956	25,118	–	(162)
JPY	Sell	09/17/2014	BOA	24,956	25,118	–	(162)
PEN	Sell	09/17/2014	BNP	678	677	1	–
PEN	Sell	09/17/2014	CBK	2,963	2,964	–	(1)
RUB	Sell	09/17/2014	BOA	3,798	3,853	–	(55)
Total						$163	$(441)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

25

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
LCH	LCH Clearnet
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
COP	Colombian Peso
EUR	EURO
JPY	Japanese Yen
MXN	Mexican New Peso
PEN	Peruvian New Sol
RUB	Russian New Ruble
USD	U.S. Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
PrimeX.FRM	Markit PrimeX Fixed Rate Mortgage Backed Security

Municipal Bond Abbreviations:
FA	Finance Authority
GO	General Obligation
Rev	Revenue

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
IR	Interest Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

26

Hartford Total Return Bond HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$1,003,141	$–	$866,535	$136,606
Corporate Bonds	1,034,611	–	1,030,082	4,529
Foreign Government Obligations	95,585	–	95,585	–
Municipal Bonds	46,947	–	46,947	–
Preferred Stocks	4,344	2,479	1,865	–
Senior Floating Rate Interests	217,102	–	217,102	–
U.S. Government Agencies	1,426,894	–	1,426,894	–
U.S. Government Securities	684,901	232,869	452,032	–
Short-Term Investments	77,483	–	77,483	–
Purchased Options	13,958	–	13,958	–
Total	$4,604,966	$235,348	$4,228,483	$141,135
Foreign Currency Contracts *	$163	$–	$163	$–
Futures *	706	706	–	–
Swaps - Credit Default *	3,082	–	3,082	–
Total	$3,951	$706	$3,245	$–
Liabilities:
Securities Sold Short	$321,395	$–	$321,395	$–
Total	$321,395	$–	$321,395	$–
Foreign Currency Contracts *	$441	$–	$441	$–
Futures *	3,050	3,050	–	–
Swaps - Credit Default *	10,609	–	10,609	–
Swaps - Interest Rate *	–	–	–	–
Total	$14,100	$3,050	$11,050	$–

♦	For the six-month period ended June 30, 2014, investments valued at $305,412 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of June 30, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$100,975	$1,338	$2,866	†	$2,983	$73,664	$(33,490)	$—	$(11,730)	$136,606
Corporate Bonds	4,547	—	112	‡	—	—	(130)	—	—	4,529
Total	$105,522	$1,338	$2,978		$2,983	$73,664	$(33,620)	$—	$(11,730)	$141,135
Swaps§	$294	$—	$—		$—	$—	$—	$—	$(294)	$—
Total	$294	$—	$—		$—	$—	$—	$—	$(294)	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2014 was $2,746.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2014 was $112.
§	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

27

Hartford Total Return Bond HLS Fund
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $4,476,488)	$4,604,966
Cash	265
Foreign currency on deposit with custodian (cost $—)	—
Unrealized appreciation on foreign currency contracts	163
Unrealized appreciation on OTC swap contracts	3,045
Receivables:
Investment securities sold	574,964
Fund shares sold	171
Dividends and interest	20,352
Variation margin on financial derivative instruments	750
OTC swap premiums paid	29,789
Other assets	2
Total assets	5,234,467
Liabilities:
Unrealized depreciation on foreign currency contracts	441
Unrealized depreciation on OTC swap contracts	10,320
Securities sold short, at market value (proceeds $319,345)	321,395
Payables:
Investment securities purchased	1,332,345
Fund shares redeemed	8,063
Collateral received from broker	26,732
Variation margin on financial derivative instruments	1,355
Investment management fees	223
Distribution fees	13
Other liabilities	29
Accrued expenses	436
OTC swap premiums received	6,107
Total liabilities	1,707,459
Net assets	$3,527,008
Summary of Net Assets:
Capital stock and paid-in-capital	$3,255,948
Undistributed net investment income	160,157
Accumulated net realized loss	(5,399)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	116,302
Net assets	$3,527,008
Shares authorized	5,000,000
Par value	$0.001
Class IA: Net asset value per share	$11.90
Shares outstanding	263,428
Net assets	$3,134,360
Class IB: Net asset value per share	$11.81
Shares outstanding	33,260
Net assets	$392,648

The accompanying notes are an integral part of these financial statements.

28

Hartford Total Return Bond HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2014 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$309
Interest	62,058
Less: Foreign tax withheld	(21)
Total investment income, net	62,346

Expenses:
Investment management fees	8,338
Transfer agent fees	3
Distribution fees - Class IB	504
Custodian fees	25
Accounting services fees	362
Board of Directors' fees	49
Audit fees	19
Other expenses	331
Total expenses (before fees paid indirectly)	9,631
Custodian fee offset	—
Total fees paid indirectly	—
Total expenses, net	9,631
Net Investment Income	52,715

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	68,566
Net realized loss on purchased option contracts	(1,099)
Net realized loss on securities sold short	(11,206)
Net realized loss on futures contracts	(11,566)
Net realized gain on written option contracts	37
Net realized loss on swap contracts	(7,364)
Net realized loss on foreign currency contracts	(1,979)
Net realized loss on other foreign currency transactions	(250)
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	35,139

Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation of investments	98,596
Net unrealized appreciation of purchased option contracts	614
Net unrealized depreciation of securities sold short	(2,713)
Net unrealized depreciation of futures contracts	(7,973)
Net unrealized depreciation of swap contracts	(4,256)
Net unrealized depreciation of foreign currency contracts	(278)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	19
Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	84,009
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	119,148
Net Increase in Net Assets Resulting from Operations	$171,863

The accompanying notes are an integral part of these financial statements.

29

Hartford Total Return Bond HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$52,715	$105,303
Net realized gain on investments, other financial instruments and foreign currency transactions	35,139	2,282
Net unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	84,009	(157,806)
Net Increase (Decrease) in Net Assets Resulting from Operations	171,863	(50,221)
Distributions to Shareholders:
From net investment income
Class IA	—	(133,325)
Class IB	—	(17,335)
Total distributions	—	(150,660)
Capital Share Transactions:
Class IA
Sold	64,527	655,332
Issued on reinvestment of distributions	—	133,325
Redeemed	(373,935)	(895,940)
Total capital share transactions	(309,408)	(107,283)
Class IB
Sold	5,343	52,736
Issued on reinvestment of distributions	—	17,335
Redeemed	(46,322)	(195,160)
Total capital share transactions	(40,979)	(125,089)
Net decrease from capital share transactions	(350,387)	(232,372)
Net Decrease in Net Assets	(178,524)	(433,253)
Net Assets:
Beginning of period	3,705,532	4,138,785
End of period	$3,527,008	$3,705,532
Undistributed (distribution in excess of) net investment income	$160,157	$107,442
Shares:
Class IA
Sold	5,589	56,799
Issued on reinvestment of distributions	—	11,960
Redeemed	(32,100)	(76,678)
Total share activity	(26,511)	(7,919)
Class IB
Sold	468	4,520
Issued on reinvestment of distributions	—	1,564
Redeemed	(4,008)	(16,836)
Total share activity	(3,540)	(10,752)

The accompanying notes are an integral part of these financial statements.

30

Hartford Total Return Bond HLS Fund
Notes to Financial Statements
June 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

Hartford Total Return Bond HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available.  There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers in accordance with procedures established by the Company's Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed

31

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. A composite bid price is used, which is an average of the dealer marks and dealer runs.Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value,

32

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price. For more information on specific valuation techniques and unobservable inputs, please see table below titled "Quantitative Information about Level 3 Fair Value Measurements."

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

Quantitative Information about Level 3 Fair Value Measurements:

Security Type/Valuation Technique	Unobservable Input *	Input Value(s) Range (Weighted Average) ‡	Fair Value at June 30, 2014
Assets:
Asset and Commercial Mortgage Backed Securities:
Cost	Recent trade price	$99.39 - $100.00 ($99.85)	$44,947
	Date	6/3/2014 - 6/19/2014
Discounted cash flow	Internal rate of return	3.0% - 6.7% (4.5%)	72,956
	Life expectancy (in months)	67 - 313 (161)
Independent pricing service	Prior day valuation	$65.38 - $100.64 ($76.14)	3,749
Indicative market quotations	Broker Quote †	$99.76 - $100.18 ($100.00)	14,954
Corporate Bonds:
Indicative market quotations	Broker Quote †	$102.00	4,529
Total			$141,135

*	Significant changes to any unobservable inputs may result in a significant change to the fair value.
‡	Unless otherwise noted, inputs were weighted based on the fair value of the investments included in the range.
†	The broker quote represents the best available estimate of fair value per share as of June 30, 2014.

33

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statement of Operations, as applicable.

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

34

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company's Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid or restricted investments as of June 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of June 30, 2014.

In connection with the Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although the Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, the Fund realizes a gain or loss. In a TBA roll transaction, the Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

The Fund may enter into “dollar rolls” in which the Fund sells securities and contracts with the same counterparty to repurchase substantially similar securities (for example, same issuer, coupon and maturity) on a specified future date at an agreed upon price. The Fund gives up the right to receive interest paid on the investments sold. The Fund would benefit to the extent of any differences

35

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

between the price received for the security and the lower forward price for the future purchase. Dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. The Fund records dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions are excluded from the Fund’s portfolio turnover rate. The Fund , as shown on the Schedule of Investments, had open dollar roll transactions as of June 30, 2014.

Senior Floating Rate Interests – The Fund may invest in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. The Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, the Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statement of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to the Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. The Fund, as shown on the Schedule of Investments, had senior floating rate interests as of June 30, 2014.

Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had outstanding mortgage related and other asset backed securities as of June 30, 2014.

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

36

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund, as shown on the Schedule of Investments, had outstanding foreign currency contracts as of June 30, 2014.

Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2014.

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

The Fund, as shown on the Schedule of Investments, had outstanding purchased option contracts as of June 30, 2014. The Fund had no outstanding written option contracts as of June 30, 2014. Transactions involving written option contracts during the six-month period June 30, 2014, are summarized below:

37

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Options Contract Activity During the Six-month Period Ended June 30, 2014
Call Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	—	$—
Written	224	279
Expired	—	—
Closed	(224)	(279)
Exercised	—	—
End of period	—	$—

Put Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	—	$—
Written	224	252
Expired	—	—
Closed	(224)	(252)
Exercised	—	—
End of period	—	$—

* The number of contracts does not omit 000's.

Swap Contracts – The Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Company's Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

The Fund’s maximum risk of loss from credit risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) as well as the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to credit risk. The Fund is still exposed to the credit risk of the

38

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to all of its participants through the use of mandatory margin requirements, daily cash settlements, and other procedures designed to protect counterparties utilizing the clearinghouse. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows the Fund to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of six-month period-end are disclosed in the notes to the Schedule of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on asset backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. The Fund, as shown on the Schedule of Investments, had outstanding credit default swap contracts as of June 30, 2014.

Interest Rate Swap Contracts – The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap contracts. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or inflation benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a “notional principal amount”, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the  Statement of Operations. When the interest rate swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The Fund, as shown on the  Schedule of Investments, had outstanding interest rate swap contracts as of June 30, 2014.

39

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Spreadlock Swap Contracts – The Fund may invest in spreadlock swap contracts. These contracts involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread at a specific forward date. Settlement amounts paid or received are recorded as a realized gain or loss on the Statement of Operations at the determination date.  The Fund had no outstanding spreadlock swap contracts as of June 30, 2014.

Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased option contracts), market value	$13,958	$—	$—	$—	$—	$—	$13,958
Unrealized appreciation on foreign currency contracts	—	163	—	—	—	—	163
Unrealized appreciation on OTC swap contracts	—	—	3,045	—	—	—	3,045
Variation margin receivable *	547	—	203	—	—	—	750
Total	$14,505	$163	$3,248	$—	$—	$—	$17,916

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$441	$—	$—	$—	$—	$441
Unrealized depreciation on OTC swap contracts	—	—	10,320	—	—	—	10,320
Variation margin payable *	1,354	—	1	—	—	—	1,355
Total	$1,354	$441	$10,321	$—	$—	$—	$12,116

* Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative depreciation of $(2,344) and open centrally cleared swaps cumulative depreciation of $(252) as reported in the Schedule of Investments.

The ratio of futures contracts market value to net assets at June 30, 2014 was 34.62%, compared to the six-month period ended June 30, 2013 average ratio of futures contracts to net assets of 25.27%. The volume of other derivatives that are presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized loss on purchased option contracts	$(1,099)	$—	$—	$—	$—	$—	$(1,099)
Net realized loss on futures contracts	(11,566)	—	—	—	—	—	(11,566)
Net realized gain on written option contracts	37	—	—	—	—	—	37
Net realized gain (loss) on swap contracts	870	—	(8,234)	—	—	—	(7,364)
Net realized loss on foreign currency contracts	—	(1,979)	—	—	—	—	(1,979)
Total	$(11,758)	$(1,979)	$(8,234)	$—	$—	$—	$(21,971)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of investments in purchased option contracts	$614	$—	$—	$—	$—	$—	$614
Net change in unrealized depreciation of futures contracts	(7,973)	—	—	—	—	—	(7,973)
Net change in unrealized depreciation of swap contracts	(294)	—	(3,962)	—	—	—	(4,256)
Net change in unrealized depreciation of foreign currency contracts	—	(278)	—	—	—	—	(278)
Total	$(7,653)	$(278)	$(3,962)	$—	$—	$—	$(11,893)

40

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Balance Sheet Offsetting Information - Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Futures Commission Merchant's ("FCM") custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

Offsetting of Financial Assets and Derivative Assets as of June 30, 2014:

	Gross Amounts* of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Received	Cash Collateral Received	Net Amount (not less than $0)
Description
Purchased option contracts at market value	$13,958	$—	$—	$—	$13,958
Futures contracts - Variation margin receivable	547	(547)	—	—	—
OTC swap contracts at market value	20,770	(2,956)	(6,620)	(26,732)	—
Swap contracts - Variation margin receivable	203	(1)	—	—	202
Unrealized appreciation on foreign currency contracts	163	(7)	—	—	156
Total subject to a master netting or similar arrangement	$35,641	$(3,511)	$(6,620)	$(26,732)	$14,316

* Gross amounts presented as no amounts are netted within the Statements of Assets and Liabilities.

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2014:

	Gross Amounts* of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Pledged		Cash Collateral Pledged	Net Amount (not less than $0)
Description
Futures contracts - Variation margin payable	$1,354	$(547)	$(14,438	)†	$—	$—
OTC swap contracts at market value	4,363	(2,956)	—		—	1,407
Swaps contracts - Variation margin payable	1	(1)	(2,311	)†	—	—
Unrealized depreciation on foreign currency contracts	441	(7)	—		—	434
Total subject to a master netting or similar arrangement	$6,159	$(3,511)	$(16,749)		$—	$1,841

* Gross amounts presented as no amounts are netted within the Statement of Assets and Liabilities.

† Pledged as initial margin deposit and collateral for daily variation margin loss on open financial derivative contracts held at June 30, 2014.

Certain derivatives held by the Fund, as of June 30, 2014, are not subject to a master netting arrangement and are excluded from the table above.

Principal Risks:

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

41

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

42

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$150,660	$172,217

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$108,767
Accumulated Capital and Other Losses*	(34,392)
Unrealized Appreciation†	26,147
Total Accumulated Earnings	$100,522

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$2,140
Accumulated Net Realized Gain (Loss)	(2,140)

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax year end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$28,282
Total	$28,282

Capital loss carryforwards with no expiration:

Amount
Short-Term Capital Loss Carryforward	$6,110
Total	$6,110

43

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $250 million	0.5250%
On next $250 million	0.5000%
On next $500 million	0.4750%
On next $1.5 billion	0.4500%
On next $2.5 billion	0.4450%
On next $5 billion	0.4300%
Over $10 billion	0.4200%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.020%
On next $5 billion	0.015%
Over $10 billion	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Fees Paid Indirectly – The Fund's custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2014, this amount, if any, is included in the Statement of Operations.

44

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2014
Class IA	0.50%
Class IB	0.75

Distribution Plan for Class IB Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$13,894,405	$607,562	$14,501,967
Sales Proceeds	13,451,602	705,904	14,157,506

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Fund did not have any borrowings under this facility.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

45

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

46

Hartford Total Return Bond HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Six-Month Period Ended June 30, 2014 (Unaudited)
IA	$11.35	$0.17	$0.38	$0.55	$–	$–	$–	$11.90	4.85	%(D)	$3,134,360	0.50	%(E)	0.50	%(E)	2.94	%(E)
IB	11.27	0.15	0.39	0.54	–	–	–	11.81	4.79	(D)	392,648	0.75	(E)	0.75	(E)	2.69	(E)

For the Year Ended December 31, 2013
IA	$11.99	$0.32	$(0.49)	$(0.17)	$(0.47)	$–	$(0.47)	$11.35	(1.36)%		$3,290,622	0.50%		0.50%		2.76%
IB	11.91	0.29	(0.50)	(0.21)	(0.43)	–	(0.43)	11.27	(1.66)		414,910	0.75		0.75		2.51

For the Year Ended December 31, 2012 (F)
IA	$11.63	$0.41	$0.45	$0.86	$(0.50)	$–	$(0.50)	$11.99	7.54%		$3,572,511	0.50%		0.50%		3.01%
IB	11.55	0.40	0.43	0.83	(0.47)	–	(0.47)	11.91	7.27		566,274	0.75		0.75		2.76

For the Year Ended December 31, 2011 (F)
IA	$10.90	$0.44	$0.31	$0.75	$(0.02)	$–	$(0.02)	$11.63	6.99%		$3,718,609	0.49%		0.49%		3.60%
IB	10.84	0.42	0.31	0.73	(0.02)	–	(0.02)	11.55	6.72		632,685	0.74		0.74		3.35

For the Year Ended December 31, 2010 (F)
IA	$10.58	$0.45	$0.34	$0.79	$(0.47)	$–	$(0.47)	$10.90	7.51%		$4,026,583	0.50%		0.50%		3.90%
IB	10.53	0.44	0.31	0.75	(0.44)	–	(0.44)	10.84	7.25		722,317	0.75		0.75		3.65

For the Year Ended December 31, 2009 (F)
IA	$9.54	$0.46	$0.98	$1.44	$(0.40)	$–	$(0.40)	$10.58	15.01%		$3,902,957	0.51%		0.51%		4.67%
IB	9.50	0.46	0.95	1.41	(0.38)	–	(0.38)	10.53	14.72		789,541	0.76		0.76		4.42

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).

(D)	Not annualized.

(E)	Annualized.

(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.
Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	117%
For the Year Ended December 31, 2013	81
For the Year Ended December 31, 2012	88
For the Year Ended December 31, 2011	107
For the Year Ended December 31, 2010	188
For the Year Ended December 31, 2009	215

47

Hartford Total Return Bond HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

48

Hartford Total Return Bond HLS Fund
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

49

Hartford Total Return Bond HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

50

Hartford Total Return Bond HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,048.50	$2.54	$1,000.00	$1,022.32	$2.51	0.50%	181	365
Class IB	$1,000.00	$1,047.90	$3.81	$1,000.00	$1,021.08	$3.76	0.75	181	365

51

Hartford Total Return Bond HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Fixed Income Risk: The Fund is subject to interest rate risk (the risk that the value of an investment decreases when interest rates rise) and credit risk (the risk that the issuing company of a security is unable to pay interest and principal when due) and call risk (the risk that an investment may be redeemed early).

Mortgage-Backed Securities Risk: Mortgage-backed securities are subject to interest rate risk, credit risk, prepayment risk, extension risk, and the risk that an investment’s value may be reduced or become worthless if it receives interest or income payments only after other investments in the same pool. The Fund may purchase mortgage-backed securities in the "to be announced" (TBA) market. This subjects the Fund to counterparty risk and the risk that the security the Fund buys will lose value prior to its delivery.

Foreign Investment and Emerging Markets Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Potential risks include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting and other reporting requirements, unfavorable changes in currency exchange rates, and economic and political disruptions. These risks are generally greater for investments in emerging markets.

Derivatives Risk: Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

52

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-TRB14 8-14 113555-3 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD ULTRASHORT BOND HLS FUND* 2014 Semi Annual Report *Prior to October 21, 2013, Hartford Ultrashort Bond HLS Fund was known as Hartford Money Market HLS Fund

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Ultrashort Bond HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Ultrashort Bond HLS Fund inception 08/31/1977
(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks total return and income consistent with preserving capital and maintaining liquidity.

Performance Overview 10/21/13 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/14)

	6 Months†	Since Inception*
Ultrashort Bond IA	0.20%	0.20%
Ultrashort Bond IB	0.20%	0.10%
Barclays 9-12 Month U.S. Treasury Index	0.18%	0.22%

†	Not Annualized
*	On October 21, 2013, the Fund converted from a money market fund to an ultrashort bond fund. Total returns shown are from conversion date (October 21, 2013) to June 30, 2014.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Prior to October 21, 2013, the Fund was managed as a money market fund. Accordingly, performance of the Fund prior to October 21, 2013 is not shown. Past performance information for when the Fund was managed as a money market fund is available upon request by calling 1-800-862-6668.

Barclays 9-12 Month U.S. Treasury Index measures the performance of U.S. Treasury securities that have a remaining maturity between one and twelve months.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the total annual operating expense ratios for Class IA and Class IB were 0.45% and 0.70%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Ultrashort Bond HLS Fund
Manager Discussion
June 30, 2014 (Unaudited)

Portfolio Manager
Timothy E. Smith
Senior Vice President and Fixed Income Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Ultrashort Bond HLS Fund returned 0.20% for the six-month period ended June 30, 2014, outperforming the Fund’s benchmark, the Barclays 9-12 Month U.S. Treasury Index, which returned 0.18% for the same period. The Fund outperformed the average return of the Lipper Short-Intermediate Investment Grade Debt Funds peer group (0.01%), a group of funds that invests primarily in investment grade issues with dollar-weighted average maturities of one to five years.

Why did the Fund perform this way?

Global fixed income markets gained during the period as expectations of prolonged easy monetary policy by major central banks and an improving, albeit below-trend, macroeconomic environment suppressed volatility. Early in the period, emerging markets dominated headlines as economic and political developments sparked risk aversion across global markets, pushing bond prices higher and yields lower amid a flight to quality. Meanwhile, central bank policies diverged. The U.S. Federal Reserve (Fed) began to wind down its quantitative easing program and the Bank of England started to prepare for interest rate rises. In contrast, the European Central Bank (ECB) announced a host of stimulus measures and the Bank of Japan maintained its easy monetary policy framework. European government bond yields fell sharply as the ECB loosened monetary policy further. In the U.S. and U.K., the Treasury curve continued to flatten as markets braced themselves for the end of quantitative easing in these economies.

Globally, credit spread sectors posted positive absolute returns and outperformed duration-equivalent government bonds as credit spreads tightened. Most currencies appreciated versus the U.S. dollar with the notable exception of European currencies, which declined following the ECB’s easing measures.

Out-of-benchmark allocations to investment grade credit, particularly financial institutions and industrials contributed to relative performance during the period. Our out-of-benchmark allocation to Asset Backed Securities was also additive across the auto, credit card, and equipment sectors. We use Treasury futures and interest rate swaps to manage duration and yield curve exposure. Yield curve and duration positioning did not have a material impact on returns.

What is the outlook?

We expect moderately stronger U.S. growth in the second half of 2014, underpinned by easing fiscal policy restraints and recovery in investment spending. Although home price appreciation is slowing from the fast pace of last year, we believe that housing demand and construction activities will continue, as the housing market returns to a more normal state. Interest rates are rising to more normal levels and home prices are approaching long term fair value. We also expect to see improvements in wages and employment in the second half of 2014, which also bodes well for housing.

Meanwhile, the market has become more accepting of the Fed’s forward guidance and potential for a lower terminal rate, which has allowed short rates and volatility to remain low. The market is currently pricing in the first rate hike around the second quarter of 2015, although we acknowledge the risk that faster economic growth and stronger inflation could cause the Fed to hike rates sooner than the market expects. That said, we expect Treasury yields to rise in the second half of 2014 as economic growth picks up.

At the end of the period, our duration positioning was short relative to the Barclays 9-12 Month U.S. Treasury Index. We continued to be positioned with out-of-benchmark allocations to investment grade corporates and Asset Backed Securities. Within investment grade corporates, we favor U.S. financials, as financial companies have de-levered significantly, and we have been looking to the new issue market to add exposure in fixed and floating rate issues. Within ABS, we favor auto, credit card and equipment issuers, as consumer fundamentals are supported by improving labor markets.

3

Hartford Ultrashort Bond HLS Fund
Manager Discussion – (continued)
June 30, 2014 (Unaudited)

Diversification by Security Type

as of June 30, 2014

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	28.8%
Certificates of Deposit	0.4
Corporate Bonds	45.7
Municipal Bonds	0.3
U.S. Government Agencies	21.1
U.S. Government Securities	2.8
Total	99.1%
Short-Term Investments	1.4
Other Assets and Liabilities	(0.5)
Total	100.0%

Credit Exposure
as of June 30, 2014
Credit Rating *	Percentage of Net Assets
Aaa / AAA	28.8
Aa / AA	32.8
A	21.9
Baa / BBB	14.0
Not Rated	1.6
Non-Debt Securities and Other Short-Term Instruments	1.4
Other Assets and Liabilities	(0.5)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for several reasons, including access to information and materials provided by S&P and Moody's, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

4

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 28.8%
Finance and Insurance - 27.3%
	Captive Auto Finance - 12.0%
	Ally Automotive Receivables Trust
$1,004	0.52%, 05/20/2015	$1,004
4,395	0.63%, 05/15/2017	4,403
6,000	0.70%, 12/21/2015	6,004
1,885	0.75%, 02/21/2017	1,885
	Ally Master Owner Trust
4,410	0.52%, 01/16/2018 Δ	4,410
4,380	0.62%, 01/15/2019 Δ	4,386
7,995	1.54%, 09/15/2016 ‡	8,014
	AmeriCredit Automobile Receivables Trust
1,733	0.53%, 03/08/2017 Δ	1,734
	BMW Vehicle Owner Trust
2,098	0.41%, 02/25/2016	2,099
	Capital Automotive Receivables Asset Trust
3,910	0.53%, 03/21/2016 Δ	3,914
3,265	0.68%, 05/20/2016	3,269
	CarMax Automotive Owner Trust
4,291	0.52%, 11/15/2016	4,295
	Credit Acceptance Automotive Loan Trust
1,985	1.50%, 04/15/2021 ■	1,999
	Ford Credit Automotive Owner Trust
3,417	0.48%, 11/15/2016	3,418
1,575	0.76%, 09/15/2016	1,579
	Ford Credit Floorplan Master Owner Trust
2,105	0.55%, 02/15/2019 Δ	2,106
2,450	0.85%, 01/15/2018	2,458
	Huntington Automotive Trust
4,225	0.81%, 09/15/2016	4,233
	Hyundai Automotive Lease Securitization Trust
3,983	0.92%, 08/17/2015 ■	3,986
	M&T Bank Automotive Receivables Trust
6,535	1.06%, 11/15/2017 ■	6,577
	Mercedes-Benz Automotive Lease Trust
6,635	0.59%, 02/15/2016	6,640
3,980	0.61%, 12/17/2018	3,981
3,445	0.62%, 07/15/2016	3,450
	Nissan Automotive Lease Trust
1,338	0.42%, 01/15/2016 Δ	1,340
2,890	0.61%, 09/15/2015	2,896
925	0.75%, 06/15/2016	928
	Nissan Automotive Receivables Owner Trust
2,450	0.40%, 06/15/2016	2,450
	Porsche Innovative Lease Owner Trust
2,817	0.54%, 01/22/2016 ■	2,819
	Prestige Automotive Receivables Trust
2,210	0.97%, 03/15/2018 ■	2,210
	Santander Drive Automotive Receivables Trust
2,397	0.53%, 04/17/2017 Δ	2,399
1,125	0.66%, 07/17/2017	1,126
2,677	1.04%, 08/15/2016	2,679
5,633	2.39%, 06/15/2017 ■	5,638
	Volvo Financial Equipment LLC
2,230	0.82%, 04/16/2018 ■	2,232
323	0.91%, 08/17/2015 ■	323
	Wheels SPV LLC
675	0.84%, 03/20/2023 ■	675
	World Omni Automotive Receivables Trust
5,906	0.48%, 11/15/2016	5,909
		119,468
	Captive Retail Finance - 0.3%
	CNH Equipment Trust
3,170	0.49%, 07/15/2015	3,171

	Credit Card Issuing - 7.2%
	American Express Credit Account Master Trust
1,520	0.98%, 05/15/2019	1,522
1,485	1.26%, 01/15/2020 ☼	1,485
	Bank of America Credit Card Trust
2,995	0.53%, 06/15/2021 Δ	2,995
	Cabela's Master Credit Card Trust
1,085	0.50%, 03/16/2020 Δ	1,086
	Capital One Multi-Asset Execution Trust
6,000	0.33%, 02/15/2019 Δ	6,000
3,605	0.96%, 09/16/2019	3,605
	Chase Issuance Trust
6,000	0.57%, 11/16/2020 Δ	6,013
6,850	0.59%, 08/15/2017	6,860
6,905	0.79%, 06/15/2017	6,931
	Citibank Credit Card Issuance Trust
3,660	0.47%, 11/07/2018 Δ	3,660
2,045	1.02%, 02/22/2019	2,044
4,965	1.32%, 09/07/2018	5,013
	Citibank Omni Master Trust
6,567	4.90%, 11/15/2018 ■Δ	6,676
	Discover Card Master Trust
7,480	0.86%, 11/15/2017	7,511
	Golden Credit Card Trust
4,465	0.40%, 02/15/2018 ■Δ	4,466
3,125	0.48%, 03/15/2019 ■Δ	3,126
3,275	0.79%, 09/15/2017 ■	3,285
		72,278
	Real Estate Credit (Mortgage Banking) - 7.8%
	Banc of America Commercial Mortgage, Inc.
1,996	5.18%, 09/10/2047 Δ	2,086
	Bear Stearns Commercial Mortgage Securities, Inc.
3,000	5.29%, 10/12/2042 Δ	3,133
	Chesapeake Funding LLC
1,955	0.57%, 03/07/2026 ■Δ	1,957
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,730	5.30%, 01/15/2046 Δ	1,826
4,808	5.40%, 07/15/2044 Δ	4,999
	CNH Equipment Trust
5,597	0.63%, 01/17/2017	5,602
2,802	0.86%, 09/15/2017	2,809
1,566	1.19%, 12/15/2016	1,570
	Community or Commercial Mortgage Trust
1,130	0.95%, 03/15/2029 ■Δ	1,132
	Credit Suisse Mortgage Capital Certificates
872	5.47%, 09/15/2039	939
	DT Automotive Owner Trust
1,707	0.66%, 07/17/2017 ■	1,707
	First Investors Automotive Owner Trust
1,927	0.89%, 09/15/2017 ■	1,930
	Ford Credit Automotive Owner Trust
3,000	0.57%, 06/15/2016	3,004
	GE Capital Credit Card Master Note Trust
6,735	1.03%, 01/15/2018	6,755

The accompanying notes are an integral part of these financial statements.

5

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 28.8% - (continued)
Finance and Insurance - 27.3% - (continued)
	Real Estate Credit (Mortgage Banking) - 7.8% - (continued)
	GE Dealer Floorplan Master Note Trust
$6,500	0.59%, 10/20/2017 Δ	$6,515
8,345	0.64%, 06/20/2017 Δ	8,366
	Hilton USA Trust
1,885	1.15%, 11/05/2030 ■Δ	1,887
	John Deere Owner Trust
6,000	0.69%, 01/15/2019	6,006
6,000	0.87%, 08/15/2017	6,021
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,134	3.85%, 06/15/2043 ■	1,158
2,396	4.92%, 10/15/2042	2,487
1,085	5.86%, 04/15/2045 Δ	1,167
	Morgan Stanley Capital I
495	4.99%, 08/13/2042	508
1,214	5.20%, 11/14/2042 Δ	1,258
	Westlake Automobile Receivables Trust
2,550	0.70%, 05/15/2017 ■	2,550
		77,372
		272,289
Machinery Manufacturing - 0.1%
	Other General Purpose Machinery Manufacturing - 0.1%
	Kubota Credit Owner Trust
1,025	0.58%, 02/15/2017 ■	1,025

Real Estate, Rental and Leasing - 0.8%
	Automotive Equipment Rental and Leasing - 0.8%
	Enterprise Fleet Financing LLC
4,563	0.68%, 09/20/2018 ■	4,563
1,190	0.87%, 09/20/2019 ■	1,190
2,495	1.06%, 03/20/2019 ■	2,506
		8,259
Transportation Equipment Manufacturing - 0.6%
	Railroad Rolling Stock Manufacturing - 0.6%
	GE Equipment Transportation LLC
2,410	0.61%, 06/24/2016	2,412
3,000	0.92%, 09/25/2017	3,011
		5,423
	Total Asset and Commercial Mortgage Backed Securities
	(Cost $287,074)	$286,996

Certificates of Deposit - 0.4%
Finance and Insurance - 0.4%
	Commercial Banking - 0.4%
	Credit Suisse New York,
$4,500	0.64%, 12/7/2015 Δ	$4,504

	Total Certificates of Deposit
	(Cost $4,500)	$4,504

Corporate Bonds - 45.7%
Arts, Entertainment and Recreation - 0.7%
	Cable and Other Subscription Programming - 0.3%
	Comcast Corp.
$3,000	5.85%, 11/15/2015	$3,219
	Data Processing, Hosting and Related Services - 0.1%
	Fidelity National Information Services, Inc.
405	1.45%, 06/05/2017	405

	Radio and Television Broadcasting - 0.3%
	NBC Universal Enterprise
3,000	0.91%, 04/15/2018 ■Δ	3,033
		6,657
Beverage and Tobacco Product Manufacturing - 1.8%
	Beverage Manufacturing - 1.0%
	Anheuser-Busch InBev Worldwide, Inc.
5,000	0.62%, 02/01/2019 Δ	5,002
	Coca-Cola Enterprises, Inc.
5,000	2.13%, 09/15/2015	5,092
		10,094
	Tobacco Manufacturing - 0.8%
	BAT International Finance plc
2,105	1.40%, 06/05/2015 ■	2,123
	Philip Morris International, Inc.
6,000	2.50%, 05/16/2016	6,213
		8,336
		18,430
Chemical Manufacturing - 0.2%
	Agricultural Chemical Manufacturing - 0.2%
	Monsanto Co.
2,000	1.15%, 06/30/2017	2,001
	Yara International ASA
200	5.25%, 12/15/2014 ■	204
		2,205
Computer and Electronic Product Manufacturing - 0.5%
	Computer and Peripheral Equipment Manufacturing - 0.3%
	Hewlett-Packard Co.
3,000	1.17%, 01/14/2019 Δ	3,024

	Navigational, Measuring, and Control Instruments - 0.2%
	Thermo Fisher Scientific, Inc.
1,450	1.30%, 02/01/2017	1,452
		4,476
Electrical Equipment, Appliance Manufacturing - 0.3%
	Household Appliance Manufacturing - 0.3%
	Whirlpool Corp.
2,645	1.35%, 03/01/2017	2,647

Finance and Insurance - 33.2%
	Captive Auto Finance - 1.4%
	American Honda Finance Corp.
6,000	0.73%, 10/07/2016 Δ	6,046
	Harley-Davidson Financial Services, Inc.
2,600	3.88%, 03/15/2016 ■	2,728
	Nissan Motor Acceptance Corp.
1,375	0.78%, 03/03/2017 ■Δ	1,379
3,975	0.93%, 09/26/2016 ■Δ	4,001
		14,154
	Commercial Banking - 4.9%
	Barclays Bank plc
2,815	0.81%, 02/17/2017 Δ	2,824

The accompanying notes are an integral part of these financial statements.

6

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 45.7% - (continued)
Finance and Insurance - 33.2% - (continued)
	Commercial Banking - 4.9% - (continued)
	BNP Paribas
$5,000	0.82%, 12/12/2016 Δ	$5,016
	Branch Banking & Trust Co.
2,500	0.66%, 12/01/2016 Δ	2,508
	Commonwealth Bank of Australia
2,000	0.73%, 09/20/2016 ■Δ	2,012
	Credit Suisse New York
1,700	1.38%, 05/26/2017	1,705
	HSBC Bank plc
3,000	0.86%, 05/15/2018 ■Δ	3,028
	Huntington National Bank
3,000	0.65%, 04/24/2017 Δ	3,002
	ING Bank N.V.
6,000	1.87%, 09/25/2015 ■Δ	6,101
	Manufacturers & Traders Trust Co.
5,000	0.60%, 01/30/2017 Δ	5,004
	Nordea Bank AB
3,000	0.59%, 04/04/2017 ■Δ	3,004
3,000	0.68%, 05/13/2016 ■Δ	3,015
	Rabobank Nederland
6,000	0.71%, 03/18/2016 Δ	6,034
	Svenska Handelsbanken AB
6,000	0.70%, 09/23/2016 Δ	6,035
		49,288
	Depository Credit Banking - 6.8%
	Bank of America Corp.
4,000	1.05%, 03/22/2016 Δ	4,030
2,000	1.27%, 01/15/2019 Δ	2,025
2,000	1.30%, 03/22/2018 Δ	2,026
	Bank of Montreal
6,000	0.75%, 07/15/2016 Δ	6,039
	Bank of New York Mellon Corp.
6,000	0.46%, 03/04/2016 Δ	6,006
	Bank of Nova Scotia
6,000	0.75%, 07/15/2016 Δ	6,033
	BB&T Corp.
2,500	0.89%, 02/01/2019 Δ	2,517
	Citigroup, Inc.
6,500	0.90%, 11/15/2016 Δ	6,533
4,000	1.00%, 04/08/2019 Δ	4,006
	Fifth Third Bancorp
2,500	0.77%, 11/18/2016 Δ	2,510
2,500	1.35%, 06/01/2017	2,506
	PNC Bank NA
7,500	1.15%, 11/01/2016	7,539
	SunTrust Banks, Inc.
3,000	0.66%, 02/15/2017 Δ	2,999
	Toronto-Dominion Bank
3,000	0.46%, 05/02/2017 Δ	2,998
3,000	0.69%, 09/09/2016 Δ	3,017
	U.S. Bancorp
875	0.71%, 11/15/2018 Δ	879
	Wells Fargo & Co.
2,000	1.15%, 06/02/2017	1,997
2,500	1.50%, 07/01/2015	2,528
	Wells Fargo Bank NA
1,450	0.38%, 06/02/2016 Δ	1,450
		67,638
	Insurance Carriers - 2.4%
	MetLife Global Funding I
9,500	0.46%, 08/08/2014 ■Δ	9,502
	New York Life Global Funding
3,500	1.13%, 03/01/2017 ■	3,506
	Pricoa Global Funding I
3,500	1.15%, 11/25/2016 ■	3,504
	Principal Life Global Funding II
2,000	1.13%, 02/24/2017 ■	1,995
1,450	1.20%, 05/19/2017 ■	1,451
	Prudential Financial, Inc.
4,000	1.00%, 08/15/2018 Δ	4,005
		23,963
	International Trade Financing (Foreign Banks) - 3.6%
	Australia & New Zealand Banking Group Ltd.
3,000	0.42%, 05/07/2015 ■Δ	3,005
3,000	0.61%, 01/10/2017 ■Δ	3,008
	BPCE S.A.
6,000	1.07%, 02/10/2017 Δ	6,051
	Canadian Imperial Bank of Commerce
6,000	0.75%, 07/18/2016 Δ	6,035
	Credit Agricole S.A.
6,000	1.08%, 10/03/2016 ■Δ	6,033
	Royal Bank of Canada
3,000	0.56%, 01/23/2017 Δ	3,008
3,000	0.60%, 03/08/2016 Δ	3,010
	Societe Generale
3,000	1.31%, 10/01/2018 Δ	3,009
	Sumitomo Mitsui Banking Corp.
3,000	0.66%, 01/10/2017 Δ	3,007
		36,166
	Monetary Authorities - Central Bank - 0.9%
	ABN Amro Bank N.V.
2,150	0.64%, 06/06/2016 ■Δ	2,146
	Deutsche Bank AG London
2,000	0.83%, 02/13/2017 Δ	2,009
2,000	1.35%, 05/30/2017	2,000
	Lloyds Banking Group plc
2,595	4.38%, 01/12/2015 ■	2,645
		8,800
	Nondepository Credit Banking - 7.0%
	American Express Credit Corp.
1,500	0.74%, 07/29/2016 Δ	1,510
2,500	0.78%, 03/18/2019 Δ	2,514
1,500	1.13%, 06/05/2017	1,498
	Capital One Bank
2,500	1.15%, 11/21/2016	2,510
1,500	1.30%, 06/05/2017	1,499
	Caterpillar Financial Services Corp.
2,175	0.46%, 03/03/2017 Δ	2,177
6,000	0.47%, 02/26/2016 Δ	6,012
	Ford Motor Credit Co. LLC
2,150	1.01%, 01/17/2017 Δ	2,165
2,500	1.06%, 03/12/2019 Δ	2,514
2,000	1.72%, 12/06/2017	2,001
	General Electric Capital Corp.
2,000	0.50%, 05/15/2017 Δ	2,002
3,000	0.94%, 04/02/2018 Δ	3,040

The accompanying notes are an integral part of these financial statements.

7

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 45.7% - (continued)
Finance and Insurance - 33.2% - (continued)
	Nondepository Credit Banking - 7.0% - (continued)
	John Deere Capital Corp.
$3,000	0.35%, 06/15/2015 Δ	$3,003
3,000	1.05%, 12/15/2016	3,011
	National Rural Utilities Cooperative Finance Corp.
4,000	0.53%, 11/23/2016 Δ	4,011
	Private Export Funding Corp.
23,370	4.55%, 05/15/2015	24,248
	Toyota Motor Credit Corp.
4,000	0.52%, 05/17/2016 Δ	4,013
2,000	1.13%, 05/16/2017	2,003
		69,731
	Other Financial Investment Activities - 0.7%
	BP Capital Markets plc
3,000	0.64%, 11/07/2016 Δ	3,014
4,000	0.86%, 09/26/2018 Δ	4,037
		7,051
	Real Estate Credit (Mortgage Banking) - 0.3%
	Abbey National Treasury Services plc
3,000	0.74%, 03/13/2017 Δ	3,005

	Real Estate Investment Trust (REIT) - 0.5%
	Ventas Realty L.P.
570	1.25%, 04/17/2017	570
4,000	1.55%, 09/26/2016	4,041
		4,611
	Securities and Commodity Contracts and Brokerage - 4.7%
	Goldman Sachs Group, Inc.
2,000	1.32%, 11/15/2018 Δ	2,027
3,000	1.42%, 04/30/2018 Δ	3,048
2,000	1.60%, 11/23/2015	2,021
	JP Morgan Chase & Co.
15,500	0.35%, 12/05/2014 Δ	15,499
3,000	0.85%, 02/26/2016 Δ	3,017
3,000	0.86%, 01/28/2019 Δ	3,013
	Macquarie Bank Ltd.
3,750	1.22%, 01/31/2017 ■Δ	3,755
	Morgan Stanley
3,000	1.08%, 01/24/2019 Δ	3,020
1,525	1.48%, 02/25/2016 Δ	1,546
1,275	5.95%, 12/28/2017	1,452
	UBS AG Stamford CT
7,360	5.88%, 07/15/2016 - 12/20/2017	8,173
		46,571
		330,978
Health Care and Social Assistance - 1.2%
	Drugs and Druggists' Sundries Merchant Wholesalers - 0.3%
	McKesson Corp.
3,300	1.29%, 03/10/2017	3,308

	Health and Personal Care Stores - 0.6%
	CVS Caremark Corp.
2,585	1.20%, 12/05/2016	2,601
	Express Scripts, Inc.
1,500	1.25%, 06/02/2017	1,497
1,500	3.13%, 05/15/2016	1,563
		5,661
	Pharmaceutical and Medicine Manufacturing - 0.3%
	Actavis Funding SCS
2,000	1.30%, 06/15/2017 ■	1,996
	Perrigo Co., Ltd.
935	1.30%, 11/08/2016 ■	934
		2,930
		11,899
Information - 2.0%
	Software Publishers - 0.4%
	Thomson Reuters Corp.
700	0.88%, 05/23/2016	699
3,000	1.30%, 02/23/2017	3,004
		3,703
	Telecommunications - Wired Carriers - 1.0%
	AT&T, Inc.
6,000	0.61%, 02/12/2016 Δ	6,017
	British Telecommunications plc
1,190	1.25%, 02/14/2017	1,191
3,135	1.63%, 06/28/2016	3,179
		10,387
	Wireless Communications Services - 0.6%
	Verizon Communications, Inc.
6,000	1.98%, 09/14/2018 Δ	6,330
		20,420
Miscellaneous Manufacturing - 0.5%
	Aerospace Product and Parts Manufacturing - 0.5%
	Rockwell Collins, Inc.
2,300	0.58%, 12/15/2016 Δ	2,306
	United Technologies Corp.
3,000	0.73%, 06/01/2015 Δ	3,013
		5,319
Motor Vehicle and Parts Manufacturing - 0.2%
	Motor Vehicle Manufacturing - 0.2%
	Daimler Finance NA LLC
2,200	0.58%, 03/10/2017 ■Δ	2,202

Petroleum and Coal Products Manufacturing - 1.4%
	Natural Gas Distribution - 0.4%
	Enbridge, Inc.
1,800	0.68%, 06/02/2017 Δ	1,804
2,000	0.88%, 10/01/2016 Δ	2,011
		3,815
	Oil and Gas Extraction - 1.0%
	Devon Energy Corp.
4,250	0.77%, 12/15/2016 Δ	4,270
	Petrobras Global Finance Co.
3,000	1.85%, 05/20/2016 Δ	3,004
	Statoil ASA
3,000	0.68%, 11/08/2018 Δ	3,020
		10,294
		14,109
Pipeline Transportation - 0.5%
	Pipeline Transportation of Natural Gas - 0.5%
	Enterprise Products Operating LLC
5,000	1.25%, 08/13/2015	5,035

The accompanying notes are an integral part of these financial statements.

8

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 45.7% - (continued)
Rail Transportation - 0.4%
	Rail Transportation - 0.4%
	Canadian National Railway Co.
$3,860	0.42%, 11/06/2015 Δ	$3,861

Real Estate, Rental and Leasing - 0.4%
	Automotive Equipment Rental and Leasing - 0.3%
	PACCAR Financial Services Corp.
1,500	0.83%, 12/06/2018 Δ	1,514
975	1.10%, 06/06/2017	974
		2,488
	Industrial Machinery and Equipment Rental and Leasing - 0.1%
	GATX Corp.
1,145	1.25%, 03/04/2017	1,141
		3,629
Retail Trade - 0.5%
	Grocery Stores - 0.5%
	Kroger (The) Co.
4,500	0.76%, 10/17/2016 Δ	4,510

Utilities - 1.3%
	Electric Generation, Transmission and Distribution - 1.3%
	Dominion Resources, Inc.
4,000	1.05%, 11/01/2016 ■	3,985
	Duke Energy Indiana, Inc.
6,000	0.58%, 07/11/2016 Δ	6,022
	Nstar Electric Co.
3,165	0.47%, 05/17/2016 Δ	3,161
		13,168
Wholesale Trade - 0.6%
	Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.6%
	SABMiller Holdings, Inc.
6,000	0.92%, 08/01/2018 ■Δ	6,034

	Total Corporate Bonds
	(Cost $454,407)	$455,579

Municipal Bonds - 0.3%
	Industrial - 0.2%
	New Jersey State Econ DA
$2,000	1.10%, 06/15/2016	$1,996

	Tax Allocation - 0.1%
	New York State Dormitory Auth Rev
1,000	4.81%, 12/15/2014	1,020

	Total Municipal Bonds
	(Cost $3,020)	$3,016

U.S. Government Agencies - 21.1%
	FHLMC - 3.5%
$9,595	0.35%, 03/18/2015	$9,610
25,000	0.63%, 12/29/2014	25,062
		34,672
	FNMA - 17.6%
75,000	0.50%, 07/02/2015	75,243
100,000	0.75%, 12/19/2014	100,296
		175,539
	Total U.S. Government Agencies
	(Cost $210,077)	$210,211

U.S. Government Securities - 2.8%
Other Direct Federal Obligations - 2.8%
	FHLB - 2.8%
$23,000	0.16%, 11/21/2014	$23,003
4,600	1.63%, 09/28/2015	4,676
		27,679
	Total U.S. Government Securities
	(Cost $27,670)	$27,679

	Total Long-Term Investments
	(Cost $986,748)	$987,985

Short-Term Investments - 1.4%
Commercial Paper - 1.0%
	Finance and Insurance - 1.0%
	MetLife Global Funding I
$10,000	0.46%, 4/10/2015■Δ	$10,002

Repurchase Agreements - 0.4%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
07/01/2014 in the amount of $380,
collateralized by FHLMC 2.23% - 5.99%, 2030 -
2044, FNMA 2.31% - 6.34%, 2020 - 2042, value
	of $388)
$380	0.10%, 6/30/2014	$380
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of $580,
collateralized by U.S. Treasury Bill 0.13%,
2015, U.S. Treasury Bond 2.75% - 10.63%,
2015 - 2044, U.S. Treasury Note 0.13% -
	4.50%, 2014 - 2024, value of $592)
580	0.09%, 6/30/2014	580
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of $248,
collateralized by FHLMC 2.00% - 5.50%, 2018 -
2041, FNMA 2.00% - 4.50%, 2026 - 2042,
GNMA 3.00% - 4.00%, 2042 - 2043, U.S.
Treasury Bill 0.05%, 2014, U.S. Treasury Note
	0.75%, 2018, value of $252)
248	0.11%, 6/30/2014	248
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $229, collateralized by U.S. Treasury Note 0.63% - 0.88%, 2018 - 2019, value of $234)
229	0.07%, 6/30/2014	229

The accompanying notes are an integral part of these financial statements.

9

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.4% - (continued)
Repurchase Agreements - 0.4% - (continued)
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $527, collateralized by U.S. Treasury
Bond 4.38% - 7.50%, 2016 - 2040, U.S.
Treasury Note 0.50% - 3.00%, 2014 - 2020,
	value of $538)
$527	0.06%, 6/30/2014		$527
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $808, collateralized by U.S. Treasury Note 0.38% - 3.13%, 2015 - 2022, value of $825)
808	0.08%, 6/30/2014		808
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $1,683, collateralized by FHLMC 3.50% - 4.00%, 2026 - 2044, FNMA 2.50% - 5.00%, 2025 - 2043, value of $1,716)
1,683	0.11%, 6/30/2014		1,683
	UBS Securities Repurchase Agreement (maturing on 07/01/2014 in the amount of $7, collateralized by U.S. Treasury Note 2.13%, 2020, value of $7)
7	0.05%, 6/30/2014		7
			4,462
	Total Short-Term Investments
	(Cost $14,462)		$14,464

	Total Investments
	(Cost $1,001,210) ▲	100.5%	$1,002,449
	Other Assets and Liabilities	(0.5)%	(5,465)
	Total Net Assets	100.0%	$996,984

The accompanying notes are an integral part of these financial statements.

10

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $1,001,210 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,639
Unrealized Depreciation	(400)
Net Unrealized Appreciation	$1,239

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2014, the aggregate value of these securities was $161,948, which represents 16.2% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,485 at June 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
DA	Development Authority
Rev	Revenue

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

11

Hartford Ultrashort Bond HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$286,996	$–	$280,428	$6,568
Certificates of Deposit	4,504	–	4,504	–
Corporate Bonds	455,579	–	455,579	–
Municipal Bonds	3,016	–	3,016	–
U.S. Government Agencies	210,211	–	210,211	–
U.S. Government Securities	27,679	–	27,679	–
Short-Term Investments	14,464	–	14,464	–
Total	$1,002,449	$–	$995,881	$6,568

♦	For the six-month period ended June 30, 2014, there were no transfers between Level 1 and Level 2.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of June 30, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$7,186	$—	$3	†	$—	$6,565	$—	$—	$(7,186)	$6,568
Total	$7,186	$—	$3		$—	$6,565	$—	$—	$(7,186)	$6,568

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2014 was $3.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

12

Hartford Ultrashort Bond HLS Fund
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,001,210)	$1,002,449
Cash	1
Receivables:
Fund shares sold	57
Dividends and interest	1,464
Other assets	3
Total assets	1,003,974
Liabilities:
Payables:
Investment securities purchased	3,548
Fund shares redeemed	3,241
Investment management fees	55
Distribution fees	4
Other liabilities	—
Accrued expenses	142
Total liabilities	6,990
Net assets	$996,984
Summary of Net Assets:
Capital stock and paid-in-capital	$994,462
Undistributed net investment income	974
Accumulated net realized gain	309
Unrealized appreciation of investments	1,239
Net assets	$996,984
Shares authorized	14,000,000
Par value	$0.01
Class IA: Net asset value per share	$10.02
Shares outstanding	85,946
Net assets	$861,405
Class IB: Net asset value per share	$10.01
Shares outstanding	13,551
Net assets	$135,579

The accompanying notes are an integral part of these financial statements.

13

Hartford Ultrashort Bond HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2014 (Unaudited)
(000’s Omitted)

Investment Income:
Interest	3,461
Total investment income, net	3,461

Expenses:
Investment management fees	2,137
Transfer agent fees	3
Distribution fees - Class IB	181
Custodian fees	3
Accounting services fees	53
Board of Directors' fees	15
Audit fees	10
Other expenses	85
Total expenses (before fees paid indirectly)	2,487
Custodian fee offset	—
Total fees paid indirectly	—
Total expenses, net	2,487
Net Investment Income	974
Net Realized Gain on Investments:
Net realized gain on investments	313
Net Realized Gain on Investments	313

Net Changes in Unrealized Appreciation of Investments:
Net unrealized appreciation of investments	1,437
Net Changes in Unrealized Appreciation of Investments	1,437
Net Increase in Net Assets Resulting from Operations	$2,724

The accompanying notes are an integral part of these financial statements.

14

Hartford Ultrashort Bond HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income (loss)	$974	$(369)
Net realized gain on investments	313	2
Net unrealized appreciation (depreciation) of investments	1,437	(198)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,724	(565)
Capital Share Transactions:
Class IA
Sold	24,281	1,019,371
Redeemed	(178,499)	(1,609,509)
Total capital share transactions	(154,218)	(590,138)
Class IB
Sold	5,280	142,018
Redeemed	(32,970)	(251,269)
Total capital share transactions	(27,690)	(109,251)
Net decrease from capital share transactions	(181,908)	(699,389)
Net Decrease in Net Assets	(179,184)	(699,954)
Net Assets:
Beginning of period	1,176,168	1,876,122
End of period	$996,984	$1,176,168
Undistributed (distribution in excess of) net investment income	$974	$—
Shares*:
Class IA
Sold	2,424	1,011,310
Redeemed	(17,828)	(2,513,617)†
Total share activity	(15,404)	(1,502,307)
Class IB
Sold	528	138,053
Redeemed	(3,297)	(394,198)†
Total share activity	(2,769)	(256,145)

*	Please see Reverse Stock Split note in the Notes to Financial Statements for more information. The share amounts reflect actual activity during the year ended December 31, 2013 and does not reflect the impact of the reverse stock split.
†	Amount includes adjustments made for reverse stock split of $1,080,670 and $182,596 for Class IA and Class IB, respectively.

The accompanying notes are an integral part of these financial statements.

15

Hartford Ultrashort Bond HLS Fund
Notes to Financial Statements
June 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

Hartford Ultrashort Bond HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available.  There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers in accordance with procedures established by the Company's Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed

16

Hartford Ultrashort Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund's Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

17

Hartford Ultrashort Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statement of Operations.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value.

18

Hartford Ultrashort Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company's Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid or restricted investments as of June 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of June 30, 2014.

Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had outstanding mortgage related and other asset backed securities as of June 30, 2014.

Principal Risks:

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

19

Hartford Ultrashort Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Components of Distributable Earnings – The Fund’s components of distributable earnings (deficit) on a tax basis at December 31, 2013, are as follows:

Amount
Accumulated Capital Losses	$(4)
Unrealized Depreciation*	(198)
Total Accumulated Deficit	$(202)

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

20

Hartford Ultrashort Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$369
Accumulated Net Realized Gain (Loss)	(6)
Capital Stock and Paid-in-Capital	(363)

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax year end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Capital loss carryforwards with no expiration:

Amount
Short-Term Capital Loss Carryforward	$4
Total	$4

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

21

Hartford Ultrashort Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $5 billion	0.4000%
On next $5 billion	0.3800%
Over $10 billion	0.3700%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Fees Paid Indirectly – The Fund's custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2014, this amount, if any, is included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2014
Class IA	0.43%
Class IB	0.68

Distribution Plan for Class IB Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

22

Hartford Ultrashort Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$242,340	$—	$242,340
Sales Proceeds	295,257	—	295,257

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Fund did not have any borrowings under this facility.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

23

Hartford Ultrashort Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

Reverse Stock Split:

On October 21, 2013, a reverse stock split was declared for the Class IA and Class IB shares at a ten to one ratio. The effect of the reverse stock split was to divide the number of outstanding shares by the reverse split factor, with a corresponding increase in the net asset value per share. The split was executed at the closing rounded NAV as of the prior business day. This transaction did not change the net assets of the Fund and the total value of a shareholder’s investment in the Fund did not change as a result of the reverse stock split. Prior year values represented in the Statement of Changes in Net Assets have not been adjusted. Data presented in the Financial Highlights has been adjusted retroactively to account for the reverse stock split.

24

Hartford Ultrashort Bond HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Six-Month Period Ended June 30, 2014 (Unaudited)
IA	$10.00	$0.01	$0.01	$0.02	$–	$–	$–	$10.02	0.20	%(D)	$861,405	0.43	%(E)	0.43	%(E)	0.22	%(E)
IB	9.99	–	0.02	0.02	–	–	–	10.01	0.20	(D)	135,579	0.68	(E)	0.68	(E)	(0.03)	(E)

For the Year Ended December 31, 2013 (F),(G)
IA	$10.00	$–	$–	$–	$–	$–	$–	$10.00	–%		$1,013,110	0.45%		0.21%		(0.02)%
IB	10.00	(0.01)	–	(0.01)	–	–	–	9.99	(0.10)		163,058	0.49		0.25		(0.06)

For the Year Ended December 31, 2012 (F),(G)
IA	$10.00	$–	$–	$–	$–	$–	$–	$10.00	–%		$1,603,657	0.42%		0.18%		–%
IB	10.00	–	–	–	–	–	–	10.00	–		272,464	0.42		0.18		–

For the Year Ended December 31, 2011 (F),(G)
IA	$10.00	$–	$–	$–	$–	$–	$–	$10.00	–%		$1,970,312	0.42%		0.16%		–%
IB	10.00	–	–	–	–	–	–	10.00	–		376,648	0.42		0.16		–

For the Year Ended December 31, 2010 (F),(G)
IA	$10.00	$–	$–	$–	$–	$–	$–	$10.00	–%		$2,086,014	0.43%		0.22%		–%
IB	10.00	–	–	–	–	–	–	10.00	–		419,519	0.43		0.22		–

For the Year Ended December 31, 2009 (F),(G)
IA	$10.00	$–	$–	$–	$–	$–	$–	$10.00	0.06%		$2,820,121	0.48%		0.32%		0.02%
IB	10.00	–	–	–	–	–	–	10.00	0.05		548,134	0.53		0.34		0.00

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(G)	Per share amounts have been restated to reflect a reverse stock split effective October 21, 2013. Please see Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	24%
For the Year Ended December 31, 2013	6(A)
For the Year Ended December 31, 2012	N/A(B)
For the Year Ended December 31, 2011	N/A(B)
For the Year Ended December 31, 2010	N/A(B)
For the Year Ended December 31, 2009	N/A(B)

(A) Portfolio turnover shown is from October 21, 2013 (conversion date) through December 31, 2013.

(B) The Fund was managed as a money market fund and portfolio turnover was not calculated.

25

Hartford Ultrashort Bond HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

26

Hartford Ultrashort Bond HLS Fund
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

27

Hartford Ultrashort Bond HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford Ultrashort Bond HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,002.00	$2.13	$1,000.00	$1,022.66	$2.16	0.43%	181	365
Class IB	$1,000.00	$1,002.00	$3.38	$1,000.00	$1,021.42	$3.41	0.68	181	365

29

Hartford Ultrashort Bond HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Fixed Income Risk: The Fund is subject to interest rate risk (the risk that the value of an investment decreases when interest rates rise) and credit risk (the risk that the issuing company of a security is unable to pay interest and principal when due) and call risk (the risk that an investment may be redeemed early). These risks also apply to the Fund’s investments in U.S. government securities, which may not be guaranteed by the U.S. government.

Mortgage-Backed Securities Risk: Mortgage-backed securities are subject to interest rate risk, credit risk, prepayment risk, extension risk, and the risk that an investment’s value may be reduced or become worthless if it receives interest or income payments only after other investments in the same pool.

Derivatives Risk: Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

Reverse Repurchase Agreements and Dollar Rolls Risk: Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the repurchase price. These investments may also subject the Fund to the risk that the counterparty will not fulfill its obligations.

30

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-USB14 8-14 113549-3 Printed in U.S.A.

HARTFORDFUNDS

HARTFORD VALUE HLS FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) started 2014 on a shaky note after posting a strong 32.39% gain in 2013. However, stocks managed to maintain modest gains throughout the first quarter and returned to a generally steady climb in the second quarter. Through June 30, 2014, the S&P 500 Index advanced 7.14%. It appears that much of the market volatility during the year can be attributed to heightened international tensions. In particular, the Russian annexation of Ukraine’s Crimean Peninsula and increased tensions in Iraq were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the new year, although much of the weakness seemed to dissipate as the year’s unusually harsh winter subsided. And despite initial reactions to the idea, when the U.S. Federal Reserve began tapering its quantitative-easing program in January by reducing its bond purchases by $10 billion a month, the markets took the policy change in stride.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at -2.9%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. It appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. If you have not already had a mid-year review of your portfolio, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Value HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Value HLS Fund inception 04/30/2001
(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks long-term total return.

Performance Overview 6/30/04 - 6/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/14)

	6 Month†	1 Year	5 Years	10 Years
Value IA	6.37%	20.63%	17.46%	8.87%
Value IB	6.24%	20.37%	17.17%	8.60%
Russell 1000 Value Index	8.28%	23.81%	19.23%	8.03%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund's current prospectus dated May 1, 2014, the total annual operating expense ratios for Class IA and Class IB were 0.76% and 1.01%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2014.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Value HLS Fund
Manager Discussion
June 30, 2014 (Unaudited)

Portfolio Managers
Karen H. Grimes, CFA	W. Michael Reckmeyer, III, CFA	Ian R. Link, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Director and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Value HLS Fund returned 6.37% for the six-month period ended June 30, 2014, underperforming the Fund’s benchmark, the Russell 1000 Value Index, which returned 8.28% for the same period. The Fund also underperformed the 6.97% average return of the Lipper Large Cap Value Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities surged during the period, ending June near an all-time high. After finishing 2013 with their best year since 1997, U.S. stocks began 2014 with their worst month in nearly two years. Worries about a slowdown in China and general concern surrounding emerging markets overshadowed a fairly benign domestic environment. However, robust merger and acquisition activity and an uncontested increase in the debt ceiling from Congress helped stoke investors' risk appetites in February. Earnings season in April provided a varied yet encouraging picture, with companies generally reporting healthy earnings but more subdued revenues. The rally continued in May amid renewed signs of life in the housing market and the best payroll gains in more than two years. In June, strong manufacturing activity, coupled with continued positive momentum in housing and employment data, helped to offset a large negative revision to first quarter economic growth.

In this environment, all ten sectors within the Russell 1000 Value Index posted positive returns during the period. Utilities (+18%), Information Technology (+14%), and Healthcare (+12%) gained the most, while Consumer Staples (+4%), Consumer Discretionary (+4%), and Industrials (+4%) lagged on a relative basis.

The Fund’s underperformance versus the Russell 1000 Value Index was primarily driven by weak stock selection within Financials, Information Technology, and Consumer Discretionary. This was partially offset by strong security selection within Energy and Healthcare. Sector allocation, a residual of the bottom up stock selection process, also detracted from performance largely due to an underweight allocation to the utilities sector and an overweight allocation to the Consumer Discretionary sector which more than offset the positive impact of an overweight to Information Technology. A modest cash position detracted from results in an upward trending market environment.

Among the top detractors from returns relative to the Russell 1000 Value Index were Intercontinental Exchange (Financials), PVH (Consumer Discretionary), and Marvell Technology Group (Information Technology). Shares of Intercontinental Exchange, a U.S.-based global network of exchanges and clearing houses for financial and commodity markets, fell during the period as investors became concerned that exchanges would see lower volumes amid controversy over the U.S. market exchange structure during the first quarter. Shares of PVH, a leading global apparel company with brands such as Calvin Klein and Tommy Hilfiger, fell towards the end of the period after the company issued earning per share guidance below analyst expectations. Marvell Technology Group, a supplier of mixed signal and analog semiconductor products to a number of storage, computing, and communication applications, fell during the period as some investors were skeptical about the potential success of the company’s increased focus on the Chinese market and new 4G chips. Citigroup (Financials) also detracted on an absolute basis.

The largest contributors to returns relative to the Russell 1000 Value Index were Halliburton (Energy), EOG Resources (Energy), and Covidien (Healthcare). Shares of Halliburton, a U.S.-based global oilfield services company, rose during the period as the growth outlook for U.S. onshore activity in the energy sector continues to strengthen as new equity capital supports increased budgets for capital expenditures by exploration and production companies. EOG Resources, an exploration and production company focused primarily in North America, reported another very impressive quarter with an earnings that beat consensus estimates driven by U.S. oil production once again being above the high-end of guidance. Shares of Covidien, a medical products, manufacturing, and distribution company, rose after it was announced that Medtronic had offered to buy Covidien for $42.9 billion, a move which investors viewed favorably. Top absolute contributors during the period included Merck (Healthcare).

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

We believe the U.S. economy remains poised for continued moderate growth. Following the weak -2.9% first quarter GDP revision, which had a number of weather- and health-care related distortions, we believe the U.S. economy is poised for stronger activity in the second half. The economy could accelerate to a fairly stable 2.5% to 3% GDP growth range over the next 12 to 18 months. We believe that an easing fiscal drag, an end to inventory adjustments, and fading impact of higher interest rates should all help. Housing has been weaker than we expected, but recent data points have shown signs of reacceleration. Housing prices are still

3

Hartford Value HLS Fund
Manager Discussion – (continued)
June 30, 2014 (Unaudited)

up double digits year over year and we believe remodeling activity should continue to do well. We believe the U.S. Federal Reserve (Fed) remains on track to end quantitative easing in the fourth quarter of this year and is likely to start raising interest rates by next Spring. As the labor market continues to tighten, we are closely watching the direction and course of wage gains, as this is something that could cause the Fed to act sooner than consensus expectations.

Globally, we believe that the risks are higher than what we saw at the beginning of the year, but that the overall environment is still supportive for global growth. The stabilization of the European economy appears to be intact and we continue to see signs that it is slowly improving. The ECB has signaled that it is going to keep rates low and do what it takes to keep the recovery on track. The Bank of England, on the other hand, appears poised to be the first major central bank to hike rates in its efforts to fight inflation. Japan appears to be rebounding from the negative reaction to the value-added tax (VAT) that began in April. Prime Minister Shinzo Abe recently unveiled a package of reform measures aimed at boosting Japan’s long-term economic growth, including lowering the corporate tax rate. We believe that China remains one of the largest risks in the global economy. Growth has been slowing, and we are beginning to see signs of stress in their banking system. So far the slowdown has been moderate and manageable, but we will be watching the situation closely

Based on individual stock decisions, the Fund ended the period most overweight the Consumer Discretionary, Information Technology, and Materials sectors, and most underweight the Utilities, Consumer Staples, and Financials sectors relative to the Russell 1000 Value Index.

Diversification by Sector

as of June 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	11.0%
Consumer Staples	4.7
Energy	13.1
Financials	26.4
Health Care	12.9
Industrials	9.4
Information Technology	12.6
Materials	3.9
Services	1.6
Utilities	2.5
Total	98.1%
Short-Term Investments	0.5
Other Assets and Liabilities	1.4
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Value HLS Fund
Schedule of Investments
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.1%
	Banks - 7.7%
199	BB&T Corp.	$7,848
172	PNC Financial Services Group, Inc.	15,340
526	Wells Fargo & Co.	27,642
		50,830
	Capital Goods - 9.4%
45	3M Co.	6,514
120	Eaton Corp. plc	9,271
79	Fortune Brands Home & Security, Inc.	3,142
436	General Electric Co.	11,453
63	Illinois Tool Works, Inc.	5,530
98	Ingersoll-Rand plc	6,126
72	PACCAR, Inc.	4,541
211	Spirit Aerosystems Holdings, Inc. ●	7,094
71	United Technologies Corp.	8,203
		61,874
	Consumer Durables and Apparel - 2.9%
192	Newell Rubbermaid, Inc.	5,945
316	Pulte Group, Inc.	6,371
59	PVH Corp.	6,880
		19,196
	Diversified Financials - 10.8%
70	Ameriprise Financial, Inc.	8,438
30	BlackRock, Inc.	9,670
264	Citigroup, Inc.	12,413
51	Goldman Sachs Group, Inc.	8,583
38	Intercontinental Exchange, Inc.	7,247
386	JP Morgan Chase & Co.	22,215
136	Santander Consumer USA Holdings, Inc.	2,637
230	Solar Cayman Ltd. ⌂■●†	16
		71,219
	Energy - 13.1%
67	Anadarko Petroleum Corp.	7,362
172	Chevron Corp.	22,444
68	EOG Resources, Inc.	7,963
123	Exxon Mobil Corp.	12,388
175	Halliburton Co.	12,393
197	Marathon Oil Corp.	7,847
84	Occidental Petroleum Corp.	8,665
148	Southwestern Energy Co. ●	6,725
		85,787
	Food and Staples Retailing - 1.1%
100	CVS Caremark Corp.	7,527

	Food, Beverage and Tobacco - 3.6%
68	Anheuser-Busch InBev N.V. ADR	7,871
50	Diageo plc ADR	6,400
70	Kraft Foods Group, Inc.	4,193
59	Philip Morris International, Inc.	4,994
		23,458
	Health Care Equipment and Services - 4.5%
83	Baxter International, Inc.	5,993
121	Covidien plc	10,879
155	UnitedHealth Group, Inc.	12,654
		29,526
	Insurance - 6.8%
100	ACE Ltd.	10,414
115	American International Group, Inc.	6,296
188	Marsh & McLennan Cos., Inc.	9,750
141	MetLife, Inc.	7,812
101	Principal Financial Group, Inc.	5,091
143	Unum Group	4,987
		44,350
	Materials - 3.9%
160	Dow Chemical Co.	8,250
60	E.I. DuPont de Nemours & Co.	3,917
117	International Paper Co.	5,881
67	Nucor Corp.	3,320
239	Steel Dynamics, Inc.	4,291
		25,659
	Media - 4.2%
81	CBS Corp. Class B	5,019
162	Comcast Corp. Class A	8,711
39	DirecTV ●	3,335
252	Interpublic Group of Cos., Inc.	4,920
154	Thomson Reuters Corp.	5,588
		27,573
	Pharmaceuticals, Biotechnology and Life Sciences - 8.4%
61	Amgen, Inc.	7,172
106	AstraZeneca plc ADR	7,893
65	Johnson & Johnson	6,780
294	Merck & Co., Inc.	16,987
165	Pfizer, Inc.	4,886
31	Roche Holding AG	9,272
76	Zoetis, Inc.	2,465
		55,455
	Real Estate - 1.1%
317	Host Hotels & Resorts, Inc. REIT	6,981

	Retailing - 3.9%
14	AutoZone, Inc. ●	7,561
75	Home Depot, Inc.	6,070
154	Lowe's Cos., Inc.	7,398
71	Nordstrom, Inc.	4,803
		25,832
	Semiconductors and Semiconductor Equipment - 5.6%
123	Analog Devices, Inc.	6,647
402	Intel Corp.	12,423
518	Marvell Technology Group Ltd.	7,418
296	Maxim Integrated Products, Inc.	10,016
		36,504
	Software and Services - 2.6%
202	Microsoft Corp.	8,437
363	Symantec Corp.	8,318
		16,755
	Technology Hardware and Equipment - 4.4%
722	Cisco Systems, Inc.	17,942
417	EMC Corp.	10,978
		28,920
	Telecommunication Services - 1.6%
211	Verizon Communications, Inc.	10,318

	Utilities - 2.5%
95	Edison International	5,548
35	NextEra Energy, Inc.	3,590

The accompanying notes are an integral part of these financial statements.

5

Hartford Value HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.1% - (continued)
	Utilities - 2.5% - (continued)
160	Northeast Utilities	$7,557
		16,695
	Total Common Stocks
	( Cost $438,855)	$644,459

	Total Long-Term Investments
	(Cost $438,855)	$644,459

Short-Term Investments - 0.5%
Repurchase Agreements - 0.5%
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $270, collateralized by FHLMC 2.23%
- 5.99%, 2030 - 2044, FNMA 2.31% - 6.34%,
	2020 - 2042, value of $275)
$270	0.10%, 6/30/2014	$270
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of $412,
collateralized by U.S. Treasury Bill 0.13%, 2015,
U.S. Treasury Bond 2.75% - 10.63%, 2015 -
2044, U.S. Treasury Note 0.13% - 4.50%, 2014 -
	2024, value of $420)
412	0.09%, 6/30/2014	412
Bank of Montreal TriParty Repurchase Agreement
(maturing on 07/01/2014 in the amount of $176,
collateralized by FHLMC 2.00% - 5.50%, 2018 -
2041, FNMA 2.00% - 4.50%, 2026 - 2042,
GNMA 3.00% - 4.00%, 2042 - 2043, U.S.
Treasury Bill 0.05%, 2014, U.S. Treasury Note
	0.75%, 2018, value of $179)
176	0.11%, 6/30/2014	176
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $162, collateralized by U.S. Treasury Note 0.63% - 0.88%, 2018 - 2019, value of $166)
162	0.07%, 6/30/2014	162
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 07/01/2014 in the
amount of $374, collateralized by U.S. Treasury
Bond 4.38% - 7.50%, 2016 - 2040, U.S.
Treasury Note 0.50% - 3.00%, 2014 - 2020,
	value of $382)
374	0.06%, 6/30/2014	374
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $574, collateralized by U.S. Treasury Note 0.38% - 3.13%, 2015 - 2022, value of $585)
574	0.08%, 6/30/2014	574
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2014 in the amount of $1,194, collateralized by FHLMC 3.50% - 4.00%, 2026 - 2044, FNMA 2.50% - 5.00%, 2025 - 2043, value of $1,218)
1,194	0.11%, 6/30/2014	1,194

	UBS Securities Repurchase Agreement (maturing on 07/01/2014 in the amount of $5, collateralized by U.S. Treasury Note 2.13%, 2020, value of $5)
5	0.05%, 6/30/2014		5
			3,167
	Total Short-Term Investments
	(Cost $3,167)		$3,167

	Total Investments
	(Cost $442,022) ▲	98.6%	$647,626
	Other Assets and Liabilities	1.4%	9,501
	Total Net Assets	100.0%	$657,127

 The accompanying notes are an integral part of these financial statements.

6

Hartford Value HLS Fund
Schedule of Investments – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2014, the cost of securities for federal income tax purposes was $446,533 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$207,682
Unrealized Depreciation	(6,589)
Net Unrealized Appreciation	$201,093

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2014, the aggregate value of these securities was $16, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2014, the aggregate value of these securities was $16, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2007	230	Solar Cayman Ltd. - 144A	$67

At June 30, 2014, the aggregate value of these securities was $16, which rounds to zero percent of total net assets.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

Hartford Value HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$644,459	$635,171	$9,272	$16
Short-Term Investments	3,167	–	3,167	–
Total	$647,626	$635,171	$12,439	$16

♦	For the six-month period ended June 30, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2014
Assets:
Common Stocks	$16	$—	$—	*	$—	$—	$—	$—	$—	$16
Total	$16	$—	$—		$—	$—	$—	$—	$—	$16

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2014 was zero.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

8

Hartford Value HLS Fund
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $442,022)	$647,626
Cash	1
Receivables:
Investment securities sold	9,861
Fund shares sold	24
Dividends and interest	902
Other assets	—
Total assets	658,414
Liabilities:
Payables:
Fund shares redeemed	1,139
Investment management fees	66
Distribution fees	3
Accrued expenses	79
Total liabilities	1,287
Net assets	$657,127
Summary of Net Assets:
Capital stock and paid-in-capital	$467,015
Undistributed net investment income	5,289
Accumulated net realized loss	(20,785)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	205,608
Net assets	$657,127
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$16.37
Shares outstanding	33,828
Net assets	$553,874
Class IB: Net asset value per share	$16.34
Shares outstanding	6,319
Net assets	$103,253

The accompanying notes are an integral part of these financial statements.

9

Hartford Value HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2014 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$7,615
Interest	1
Less: Foreign tax withheld	(93)
Total investment income, net	7,523

Expenses:
Investment management fees	2,339
Transfer agent fees	3
Distribution fees - Class IB	129
Custodian fees	2
Accounting services fees	32
Board of Directors' fees	9
Audit fees	10
Other expenses	52
Total expenses (before fees paid indirectly)	2,576
Commission recapture	(1)
Total fees paid indirectly	(1)
Total expenses, net	2,575
Net Investment Income	4,948

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	34,515
Net realized loss on foreign currency contracts	(3)
Net realized gain on other foreign currency transactions	5
Net Realized Gain on Investments and Foreign Currency Transactions	34,517

Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(264)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	—
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(264)
Net Gain on Investments and Foreign Currency Transactions	34,253
Net Increase in Net Assets Resulting from Operations	$39,201

The accompanying notes are an integral part of these financial statements.

10

Hartford Value HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$4,948	$11,050
Net realized gain on investments and foreign currency transactions	34,517	76,579
Net unrealized appreciation (depreciation) of investments	(264)	100,302
Net Increase in Net Assets Resulting from Operations	39,201	187,931
Distributions to Shareholders:
From net investment income
Class IA	—	(9,100)
Class IB	—	(1,489)
Total distributions	—	(10,589)
Capital Share Transactions:
Class IA
Sold	28,559	40,796
Issued on reinvestment of distributions	—	9,100
Redeemed	(59,078)	(196,892)
Total capital share transactions	(30,519)	(146,996)
Class IB
Sold	876	13,072
Issued on reinvestment of distributions	—	1,489
Redeemed	(12,862)	(37,142)
Total capital share transactions	(11,986)	(22,581)
Net decrease from capital share transactions	(42,505)	(169,577)
Net Increase (Decrease) in Net Assets	(3,304)	7,765
Net Assets:
Beginning of period	660,431	652,666
End of period	$657,127	$660,431
Undistributed (distribution in excess of) net investment income	$5,289	$341
Shares:
Class IA
Sold	1,817	2,970
Issued on reinvestment of distributions	—	602
Redeemed	(3,811)	(14,071)
Total share activity	(1,994)	(10,499)
Class IB
Sold	56	945
Issued on reinvestment of distributions	—	99
Redeemed	(830)	(2,682)
Total share activity	(774)	(1,638)

The accompanying notes are an integral part of these financial statements.

11

Hartford Value HLS Fund
Notes to Financial Statements
June 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

Hartford Value HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-eight portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

12

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund's Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-

13

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

14

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2014.

Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company's Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid or restricted investments as of June 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund had no when-issued or delayed-delivery investments as of June 30, 2014.

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in

15

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding foreign currency contracts as of June 30, 2014.

Additional Derivative Instrument Information:

The volume of derivative activity was minimal during the six-month period ended June 30, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Loss on Derivatives Recognized as a Result of Operations:
Net realized loss on foreign currency contracts	$—	$(3)	$—	$—	$—	$—	$(3)
Total	$—	$(3)	$—	$—	$—	$—	$(3)

Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income

16

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$10,589	$14,517

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$341
Accumulated Capital and Other Losses*	(50,791)
Unrealized Appreciation†	201,361
Total Accumulated Earnings	$150,911

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$(120)
Accumulated Net Realized Gain (Loss)	129
Capital Stock and Paid-in-Capital	(9)

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

17

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

At December 31, 2013 (tax year end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2016	$6,782
2017	44,009
Total	$50,791

During the year ended December 31, 2013, the Fund utilized $75,456 of prior year capital loss carryforwards.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6200%
On next $5 billion	0.6150%
Over $10 billion	0.6100%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

18

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund's expenses. For the six-month period ended June 30, 2014, this amount, if any, is included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2014
Class IA	0.77%
Class IB	1.02

Distribution Plan for Class IB Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect wholly owned subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

Other Related Party Transactions – Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payment from Affiliate	24.37%	24.05%

19

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

Investment Transactions:

For the six-month period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$64,769	$—	$64,769
Sales Proceeds	111,449	—	111,449

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2014, the Fund did not have any borrowings under this facility.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

20

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2014 (Unaudited)
(000’s Omitted)

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

21

Hartford Value HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets
For the Six-Month Period Ended June 30, 2014 (Unaudited)
IA	$15.39	$0.12	$0.86	$0.98	$–	$–	$–	$16.37	6.37	%(D)	$553,874	0.77	%(E)	0.77	%(E)	1.59	%(E)
IB	15.38	0.10	0.86	0.96	–	–	–	16.34	6.24	(D)	103,253	1.02	(E)	1.02	(E)	1.35	(E)

For the Year Ended December 31, 2013
IA	$11.86	$0.23	$3.55	$3.78	$(0.25)	$–	$(0.25)	$15.39	31.94%		$551,350	0.76%		0.76%		1.66%
IB	11.85	0.20	3.54	3.74	(0.21)	–	(0.21)	15.38	31.65		109,081	1.01		1.01		1.41

For the Year Ended December 31, 2012 (F)
IA	$10.37	$0.26	$1.50	$1.76	$(0.27)	$–	$(0.27)	$11.86	16.99%		$549,228	0.76%		0.76%		2.02%
IB	10.36	0.23	1.50	1.73	(0.24)	–	(0.24)	11.85	16.69		103,438	1.01		1.01		1.77

For the Year Ended December 31, 2011 (F)
IA	$10.77	$0.20	$(0.41)	$(0.21)	$(0.19)	$–	$(0.19)	$10.37	(1.96)%		$591,278	0.75%		0.75%		1.65%
IB	10.76	0.17	(0.41)	(0.24)	(0.16)	–	(0.16)	10.36	(2.20)		111,486	1.00		1.00		1.40

For the Year Ended December 31, 2010
IA	$9.50	$0.13	$1.26	$1.39	$(0.12)	$–	$(0.12)	$10.77	14.67%		$741,230	0.78%		0.78%		1.36%
IB	9.50	0.11	1.25	1.36	(0.10)	–	(0.10)	10.76	14.38		154,731	1.03		1.03		1.11

For the Year Ended December 31, 2009 (F)
IA	$7.77	$0.14	$1.75	$1.89	$(0.16)	$–	$(0.16)	$9.50	24.37	%(G)	$244,909	0.87%		0.87%		1.65%
IB	7.77	0.13	1.74	1.87	(0.14)	–	(0.14)	9.50	24.06	(G)	63,003	1.12		1.12		1.40

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2014 (Unaudited)	7%
For the Year Ended December 31, 2013	19
For the Year Ended December 31, 2012	22
For the Year Ended December 31, 2011	16
For the Year Ended December 31, 2010	47(A)
For the Year Ended December 31, 2009	50

(A)	During the year ended December 31, 2010, the Fund incurred $269.8 million in sales associated with the transition of assets from Hartford Equity Income HLS Fund and Hartford Value Opportunities HLS Fund, which merged into the Fund on March 19, 2010. These sales were excluded from the portfolio turnover calculation.

22

Hartford Value HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2014, collectively consist of 78 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. ("HSF") and Hartford HLS Series Fund II, Inc. ("HSF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to: Hartford HLS Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

23

Hartford Value HLS Fund
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

        Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

        Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

        Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

        Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

        Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Annoni joined The Hartford in 2001.

24

Hartford Value HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

        Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

        Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

        Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

        Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

        Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

        Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD and Managing Director of HFMG. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

25

Hartford Value HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of December 31, 2013 through June 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses paid during the period December 31, 2013 through June 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,063.70	$3.94	$1,000.00	$1,020.98	$3.86	0.77%	181	365
Class IB	$1,000.00	$1,062.40	$5.22	$1,000.00	$1,019.74	$5.11	1.02	181	365

26

Hartford Value HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Value Investing Risk: Value investments are considered to be undervalued, but they may never attain their potential value. Value-style investing falls in and out of favor, which may result in periods of underperformance.

Foreign Investment Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Potential risks include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting and other reporting requirements, unfavorable changes in currency exchange rates, and economic and political disruptions.

27

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain

Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal

Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORD HLS FUNDS

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus, which can be obtained by calling 800-862-6668 (or 800-279-1541 for institutional investors). Investors should read them carefully before they invest.

HLSSAR-V14 8-14 113557-3 Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable

(a)(2) Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached herewith.

(a)(3) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: August 12, 2014	By:	/s/ James E. Davey______
James E. Davey, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 12, 2014	By:	/s/ James E. Davey________
James E. Davey, President and
Chief Executive Officer

Date: August 12, 2014	By:	/s/ Mark A. Annoni________
Mark A. Annoni, Vice President,
Treasurer and Controller